UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:           October 31, 2005

Date of reporting period:          October 31, 2005

ITEM 1.  REPORT TO SHAREHOLDERS
-------------------------------


                                                           [LOGO]
                                                            WELLS  ADVANTAGE
                                                            FARGO  FUNDS

                                                            OCTOBER 31, 2005

[GRAPHIC OMITTED]

                                                               Annual Report

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM)

                                WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................     1
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Performance Highlights
--------------------------------------------------------------------------------
   Heritage Money Market Fund ............................................     2

Fund Expenses ............................................................     5
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Portfolio of Investments
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   Heritage Money Market Fund ............................................     6

Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ...................................     9
   Statement of Operations ...............................................    10
   Statements of Changes in Net Assets ...................................    11
   Financial Highlights ..................................................    12

Notes to Financial Statements ............................................    14
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Report of Independent Registered Public Accounting Firm ..................    18
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Other Information (Unaudited) ............................................    19
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List of Abbreviations ....................................................    21
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               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
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

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS          WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      I am pleased to provide you with this WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND annual report for the year ending October 31, 2005. On the following pages, you will find a discussion of the Fund, including performance highlights, the Fund manager's strategic outlook, and information about the Fund's portfolio.

THE ECONOMY
--------------------------------------------------------------------------------

      During the third quarter of 2005, long-term interest rates helped offset the impact of rising oil prices, a stronger U.S. dollar, and further credit tightening by the Federal Reserve Board (the Fed). Growth slowed to an estimated 3.3% during the second quarter, down from the previous quarter's 3.8% rate. Gross Domestic Product (GDP) rose again to 3.8% for the quarter ending September 30, 2005. Business spending remained healthy due to strong profits and cash surpluses. The reporting period ended with government officials, residents, and businesses working to rebuild in the wake of hurricanes Katrina and Rita.

HIGHER RATES, HIGHER YIELDS
--------------------------------------------------------------------------------

      Money market rates have continued to rise in 2005 as the Federal Open Market Committee (the FOMC) raised the target federal funds rate by 0.25% at each meeting during the period. The target FOMC funds rate increased from 1.75% on October 31, 2004, to 3.75% by October 31, 2005. This is up from the low of 1% in June 2003. Interest rate moves were anticipated as Fed commentaries reported monetary policy was too accommodating and that tightening would take place by raising interest rates at a measured pace.

LOOKING AHEAD
--------------------------------------------------------------------------------

      As recovery efforts continue following hurricane-related disruptions to energy supplies, fuel costs, and rising interest rates, this year's market is shaping up to be different from some of the market highs we saw at the close of 2004. Just as no one could have predicted the severity of the U.S. Gulf Coast hurricanes, no one can predict economic and market changes.

      That's one of the reasons we believe successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful money managers--our subadvisors--chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent, long-term results, offers our investors the firm footing they need to navigate changing market conditions and move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our enhanced Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM) (the Fund) seeks current income while preserving capital and liquidity.

FUND MANAGER                          INCEPTION DATE
     David M. Sylvester                  6/29/1995

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Administrator Class shares returned 2.54%(1) for the 12-month period ending October 31, 2005, outperforming the 2.11% return of the iMoneyNet First Tier Institutional Money Fund Average(2).

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      The money-market yield curve shifted upward over the 12-month reporting period. On October 31, 2004, the yield on one-year LIBOR (London Inter-Bank Offered Rate) securities was 2.55% versus 3.69% at the end of April 30, 2005, and then 4.74% when the reporting period ended on October 31, 2005. Overnight rates went from 1.75% to 3.75% over that same period. After several years of decline, total commercial paper outstanding increased by over 18% since October 2004, from $1.38 trillion to $1.62 trillion in October 2005, a new high.

      The credit picture continued to improve over the period. Of all the ratings changes in the U.S. during the last year, about 60% were downgrades. This has improved from over 80% downgrades in the calendar year 2002. Still, the yield advantage of commercial paper and other corporate credit versus U.S. Treasury securities increased over the period as U.S. Treasury securities were in high demand. This encouraged investors to either look for longer maturities or lower in credit quality to pick up yield.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Yield spreads between LIBOR and U.S. government agency securities remained wide during the period. The wider spreads resulted from a reduced supply of Federal agency obligations available on the market. In addition to higher interest rates, which slowed mortgage refinancing, new regulatory requirements that required that the largest government agencies improve their capital ratios led to a significant drop-off in new borrowing. As these trends continue, we believe that yields on agency obligations may remain well below those of prime money-market securities.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      U.S. Treasury bills were impacted by a number of factors, all of which served to dampen the rise in yields in this sector. Early in the reporting period, uncertainty regarding the U.S. presidential election and terrorism fears increased the demand for U.S. Treasury securities. Later in the period, there was significant demand from broker dealers, foreign central banks, petroleum-producing nations, and U.S.-based investors. As the Federal Reserve temporarily injected reserves into the monetary system, they did so by acquiring U.S. Treasuries, either outright or under repurchase agreements. All of this served to widen the spread between commercial instruments and U.S. Treasuries. In late 2004, three-month U.S. Treasury bills yielded about 0.20% less than three-month LIBOR. By June, 2005 that differential had increased to 0.40%, and grew to 0.57% in late September 2005 before settling in at 0.38% at the end of the fiscal year.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      During the reporting period, yields on tax-exempt securities rose, along with most other money-market securities, with the majority of the increase occurring in the first six months. The yield on one-week securities rose from 1.09% to 2.99% through April 30, 2005, and then declined to 2.70% by October 31, 2005. The yield on the Bond Buyer index of one-year tax-exempt notes rose from 1.80% at the end of October 2004 to 2.78% by April 30, 2005, before closing the fiscal year at 3.03%.

      While some municipalities are seeing increases in their credit ratings, the tax-exempt market continues to face challenges in many localities. California's rating was raised from BBB to A- by Standard & Poors, and New York Transitional Finance Authority's rating was raised to AAA/Aa1 from AA+/Aa2 by Standard & Poors and Moody's. In spite of these upbeat notes, other issuers, such as the State of Illinois and the City of San Diego, continue to face financial challenges because of underfunded pension plans and diminished reserves. We continue to be vigilant on these issues.

      Short-term tax-exempt rates were highly volatile during the period, especially around those dates when tax payments were due. Selling around the April 15 tax day reduced demand for Variable Rate Demand Notes (VRDNs) and rates rose. By June 2005, municipal rates declined as investors returned to the market. Municipal rates increased again in September 2005 as the corporate tax day greatly lowered demand. Volatility increased as more investors switched between tax-exempt and taxable securities and the market struggled to find an equilibrium that would balance supply and demand.

      In general, most of the money market-eligible issuances of California fixed-rate notes occur in June. The amount of issuance this past June was greatly reduced from the prior year and this initially led to lower yields. Furthermore, many municipal- market participants believed that the Federal Open Markets Committee (FOMC) would be slowing the pace of rate increases. However, as time progressed, it became clear that the FOMC would not be stopping the rate increases anytime soon, and rates moved higher.

PERFORMANCE HIGHLIGHTS          WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      As the FOMC continues to increase short-term interest rates, we will seek to capture these increases in the yields of money market instruments. We intend to emphasize floating-rate and variable-rate securities, as long as interest rates are steady or rising.

      AN INVESTMENT IN THE WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

The views expressed are as of October 31, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND.

The Money Market Overview is intended to be a general discussion of the performance of money market securities over the reporting period. It is not intended to be a discussion of the performance of a specific WELLS FARGO ADVANTAGE MONEY MARKET FUND or its portfolio holdings. There may be discussion in the Money Market Overview that is not applicable to your particular Fund.

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

                                                                            6-months*  1-Year  5-Year  10-Years
Heritage Money Market Fund - Administrator Class Incept. date 06/29/1995)      1.55     2.54    2.14     3.85

Heritage Money Market Fund - Institutional Class (Incept. date 03/31/2000)     1.65     2.75    2.37     3.97

Benchmark

   iMoneyNet First Tier Institutional Money Fund Average(2)                    1.31     2.11    1.92     3.44

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND YIELD SUMMARY(1) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

                                                  Administrator    Institutional
                                                      Class            Class
--------------------------------------------------------------------------------
7-Day Current Yield                                   3.63%            3.83%

7-Day Compound Yield                                  3.69%            3.90%

30-Day Simple Yield                                   3.53%            3.73%

30-Day Compound Yield                                 3.59%            3.80%

PORTFOLIO COMPOSITION(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                                                            42%
Municipal Demand Notes                                                       3%
Repurchase Agreements                                                       19%
Corporate Bonds                                                              4%
FNMA                                                                         1%
FHLB                                                                         1%
Time Deposits                                                                9%
Certificates of Deposit                                                      5%
Floating/Variable Rate Bonds/Notes                                          16%

FUND CHARACTERISTICS(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Weighted Average Maturity                                                48 days

MATURITY DISTRIBUTION(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                 29.7%
2-14 days                                                                 22.7%
15-29 days                                                                12.9%
30-59 days                                                                 6.8%
60-89 days                                                                12.3%
90-179 days                                                               10.0%
180-269 days                                                               0.2%
270 + days                                                                 5.4%

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through April 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses increased total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.67% for the Administrator Class shares and 3.79% for the Institutional Class shares.

      Performance shown for the Administrator Class and Institutional Class shares of the WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND for periods prior to April 11, 2005, reflects the performance of the Investor and Institutional Class shares, respectively, of the Strong Heritage Money Fund, its predecessor fund. Performance shown for the Institutional Class shares of the Fund for periods prior to March 31, 2000, reflects the performance of the predecessor fund's Investor Class shares, and has not been adjusted for the lower expense ratio of the Institutional Class shares.

(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper. You cannot invest directly in an Average.

(3) Portfolio compositions, maturity distribution and fund characteristics are subject to change.

FUND EXPENSES                   WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                              Beginning    Ending
                                                                               Account    Account       Expenses
                                                                                Value      Value      Paid During       Net Annual
                                                                             05/01/2005  10/31/2005  the Period (1)   Expense Ratio
Wells Fargo Advantage Heritage Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Heritage Money Market Fund - Administrator Class
Actual                                                                        $1,000.00   $1,015.50       $1.98           0.39%

Hypothetical (5% return before expenses)                                      $1,000.00   $1,023.24       $1.99           0.39%

Wells Fargo Advantage Heritage Money Market Fund - Institutional Class
Actual                                                                        $1,000.00   $1,016.50       $0.91           0.18%

Hypothetical (5% return before expenses)                                      $1,000.00   $1,024.30       $0.92           0.18%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDEND BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
AGENCY NOTES - INTEREST BEARING - 1.56%
$ 5,000,000   FHLB                                                                            4.00%       08/18/2006   $  5,000,000
  5,000,000   FNMA                                                                            6.00        12/15/2005      5,013,564

TOTAL AGENCY NOTES - INTEREST BEARING (COST $10,013,564)                                                                 10,013,564
                                                                                                                       ------------
ASSET-BACKED SECURITIES - 0.96%
    804,814   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-CF                         3.84        09/06/2006        804,814
     71,687   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2005-1+++/-                         3.98        06/15/2006         71,687
  1,243,402   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2                                3.18        05/15/2006      1,243,402
  2,500,000   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                                4.22        11/15/2006      2,500,000
  1,500,000   USAA AUTO OWNER TRUST SERIES 2005-3                                             4.17        11/09/2006      1,500,000

TOTAL ASSET-BACKED SECURITIES (COST $6,119,903)                                                                           6,119,903
                                                                                                                       ------------
CERTIFICATES OF DEPOSIT - 3.90%
  7,000,000   BARCLAYS BANK PLC                                                               4.14        09/20/2006      7,000,000
  3,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK                                             4.18        09/22/2006      3,000,000
 15,000,000   ROYAL BANK OF SCOTLAND NY                                                       4.41        10/04/2006     15,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $25,000,000)                                                                         25,000,000
                                                                                                                       ------------
COMMERCIAL PAPER - 43.59%
 18,000,000   ALLIANCE & LEICESTER PLC^                                                       4.07        03/23/2006     17,711,030
 15,000,000   AMSTEL FUNDING CORPORATION^                                                     4.10        02/27/2006     14,798,417
 10,000,000   AQUIFER FUNDING LLC^                                                            3.88        11/03/2005      9,997,844
 15,000,000   ATLAS CAPITAL FUNDING CORPORATION+++/-                                          4.02        03/27/2006     15,000,000
 10,000,000   BEAR STEARNS COMPANY INCORPORATED^                                              4.06        11/01/2005     10,000,000
  5,000,000   CEDAR SPRINGS CAPITAL COMPANY^                                                  4.10        01/17/2006      4,956,153
 15,000,000   CLIPPER RECEIVABLES CORPORATION LLC^                                            3.80        12/23/2005     14,917,667
 15,000,000   CONCORD MINUTEMEN CAPITAL COMPANY^                                              4.12        01/18/2006     14,866,100
 15,000,000   CULLINAN FINANCE CORPORATION^                                                   3.90        03/23/2006     14,769,250
 15,000,000   FIVE FINANCE INCORPORATED^                                                      3.95        01/23/2006     14,863,396
 15,000,000   GEORGE STREET FINANCE LLC^                                                      4.06        01/12/2006     14,878,200
 15,000,000   KLIO FUNDING CORPORATION^                                                       3.98        11/23/2005     14,963,517
 15,185,000   LEGACY CAPITAL LLC^                                                             3.74        11/21/2005     15,153,449
 15,307,000   MANE FUNDING CORPORATION^                                                       3.78        11/28/2005     15,263,605
  8,000,000   MORGAN STANLEY+++/-                                                             4.16        07/11/2006      8,000,000
  5,000,000   PRUDENTIAL FUNDING LLC^                                                         4.01        11/07/2005      4,996,658
 18,000,000   SANTANDER CENTRAL HISPANO FINANCE^                                              3.95        12/30/2005     17,883,475
 10,000,000   SEDNA FINANCE INCORPORATED^                                                     4.02        01/10/2006      9,921,833
  5,000,000   SEDNA FINANCE INCORPORATED+++/-                                                 3.94        07/17/2006      4,999,648
 15,000,000   SOLITAIRE FUNDING LLC^                                                          3.93        12/13/2005     14,931,225
 14,500,000   SPINTAB AB^                                                                     3.86        03/03/2006     14,310,324
 12,000,000   SWEDISH NATIONAL HOUSING FINANCE^                                               3.38        11/14/2005     11,985,353

TOTAL COMMERCIAL PAPER (COST $279,167,144)                                                                              279,167,144
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

   HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
CORPORATE BONDS & NOTES - 3.55%
$ 4,695,000   CEI CAPITAL LLC+/-#                                                             4.07%       03/01/2033   $  4,695,000
  4,620,000   CONVENIENCE HOLDING COMPANY SERIES 2002-A+/-#                                   4.12        09/01/2042      4,620,000
  5,000,000   LP PINEWOOD SPV+/-#                                                             4.07        02/01/2018      5,000,000
  2,000,000   MCDONALD'S CORPORATION+++/-#                                                    4.49        03/07/2006      2,006,454
  6,400,000   VANCOUVER CLINIC BUILDING WASHINGTON+/-#                                        4.02        02/13/2023      6,400,000

TOTAL CORPORATE BONDS & NOTES (COST $22,721,454)                                                                         22,721,454
                                                                                                                       ------------
EXTENDABLE BONDS - 2.81%
  8,000,000   BANK OF IRELAND+/-++                                                            3.97        12/20/2006      8,000,000
  5,000,000   MORGAN STANLEY+/-                                                               4.00        12/01/2006      5,000,000
  5,000,000   NORDEA BANK AB+++/-                                                             3.92        12/11/2006      5,000,000

TOTAL EXTENDABLE BONDS (COST $18,000,000)                                                                                18,000,000
                                                                                                                       ------------
MEDIUM TERM NOTES - 10.31%
  8,000,000   BANK OF AMERICA SECURITIES+/-#                                                  4.14        09/09/2034      8,000,000
 10,000,000   BARCLAYS BANK PLC NEW YORK+/-                                                   3.81        06/01/2006      9,998,851
  6,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-#                                         4.21        09/09/2049      6,000,000
 10,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-#                                         4.21        09/09/2049     10,000,000
  5,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK+/-                                          3.68        05/03/2006      4,999,754
 10,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK+/-                                          4.14        05/19/2006     10,000,000
  2,000,000   MONUMENTAL GLOBAL FUNDING II+++/-                                               4.34        04/10/2006      2,001,466
 15,000,000   NORTHERN ROCK PLC+++/-                                                          4.01        01/13/2006     15,002,836

TOTAL MEDIUM TERM NOTES (COST $66,002,907)                                                                               66,002,907
                                                                                                                       ------------
MUNICIPAL BONDS & NOTES - 2.97%
  5,000,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
              SERIES B (HOUSING REVENUE)+/-#                                                  4.00        11/01/2033      5,000,000
  4,000,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
              SERIES C (HOUSING REVENUE)+/-#                                                  4.00        11/01/2036      4,000,000
  2,600,000   DENVER CITY & COUNTY AIRPORT REVENUE SERIES D (AIRPORT REVENUE LOC)+/-#         4.00        11/15/2005      2,600,000
  3,300,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC
              SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)+/-#                                   3.84        10/01/2021      3,300,000
  1,650,000   WAKE FOREST UNIVERSITY NORTH CAROLINA (OTHER REVENUE)+/-#                       4.09        09/01/2013      1,650,000
  2,450,000   WAUKESHA HEALTH SYSTEM INCORPORATED (HEALTHCARE FACILITIES REVENUE)+/-#         4.02        08/15/2026      2,450,000

TOTAL MUNICIPAL BONDS & NOTES (COST $19,000,000)                                                                         19,000,000
                                                                                                                       ------------
PROMISSORY NOTES - 2.65%
  9,000,000   CITIGROUP GLOBAL+/-#                                                            4.13        09/09/2049      9,000,000
  8,000,000   CITIGROUP GLOBAL+/-#                                                            4.13        09/09/2049      8,000,000

TOTAL PROMISSORY NOTES (COST $17,000,000)                                                                                17,000,000
                                                                                                                       ------------

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
REPURCHASE AGREEMENTS - 19.42%
$61,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $61,006,846)                                         4.04%       11/01/2005   $ 61,000,000
 11,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $11,002,396)                              3.92        11/02/2005     11,000,000
 11,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $11,008,598)                              4.02        11/07/2005     11,000,000
  6,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $6,020,822)                               4.03        12/01/2005      6,000,000
  8,371,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $8,371,937)                                                     4.03        11/01/2005      8,371,000
 18,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $18,002,025)                                                    4.05        11/01/2005     18,000,000
  9,000,000   JP MORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $9,001,013)                                          4.05        11/01/2005      9,000,000

TOTAL REPURCHASE AGREEMENTS (COST $124,371,000)                                                                         124,371,000
                                                                                                                       ------------
TIME DEPOSITS - 9.21%
 16,000,000   ABN-AMRO NETHERLANDS                                                            3.95        11/03/2005     16,000,000
 16,000,000   DEUTSCHE BANK CAYMAN                                                            4.00        11/04/2005     16,000,000
 16,000,000   DEXIA BANK GRAND CAYMAN                                                         3.89        11/01/2005     16,000,000
  5,000,000   SOCIETE GENERALE CANADA                                                         3.93        11/12/2005      5,000,000
  6,000,000   SOCIETE GENERALE CAYMAN                                                         4.06        11/01/2005      6,000,000

TOTAL TIME DEPOSITS (COST $59,000,000)                                                                                   59,000,000
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $646,395,972)*                               100.93%                                                             $646,395,972
OTHER ASSETS AND LIABILITIES, NET                   (0.93)                                                               (5,978,468)
                                                   ------                                                              ------------
TOTAL NET ASSETS                                   100.00%                                                             $640,417,504
                                                   ======                                                              ============

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2005

                                WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                         HERITAGE
                                                                                     MONEY MARKET
                                                                                             FUND
-------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...............................................   $ 522,024,972
   REPURCHASE AGREEMENTS ........................................................     124,371,000
                                                                                    -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..............................     646,395,972
                                                                                    -------------
   CASH .........................................................................          50,412
   RECEIVABLES FOR DIVIDENDS AND INTEREST .......................................       1,020,922
                                                                                    -------------
TOTAL ASSETS ....................................................................     647,467,306
                                                                                    -------------

LIABILITIES

   PAYABLE FOR INVESTMENTS PURCHASED ............................................       6,000,000
   DIVIDENDS PAYABLE ............................................................         807,624
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ........................         136,134
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ......................          27,855
   ACCRUED EXPENSES AND OTHER LIABILITIES .......................................          78,189
                                                                                    -------------
TOTAL LIABILITIES ...............................................................       7,049,802
                                                                                    -------------
TOTAL NET ASSETS ................................................................   $ 640,417,504
                                                                                    =============

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..............................................................   $ 640,417,619
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................            (115)
                                                                                    -------------
TOTAL NET ASSETS ................................................................   $ 640,417,504
                                                                                    -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------
   NET ASSETS - ADMINISTRATOR CLASS .............................................   $ 301,694,157
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .....................................     301,694,157
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ...........   $        1.00
   NET ASSETS - INSTITUTIONAL CLASS .............................................   $ 338,723,347
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .....................................     338,723,347
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ...........   $        1.00
                                                                                    -------------
INVESTMENTS AT COST .............................................................   $ 646,395,972
                                                                                    =============

(1) THE FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

                  STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------

                                                                                    HERITAGE MONEY MARKET FUND
                                                                                    --------------------------
                                                                                                       FOR THE
                                                                                                    YEAR ENDED
                                                                                              OCTOBER 31, 2005
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST .....................................................................                 $ 15,844,871
                                                                                                  ------------
TOTAL INVESTMENT INCOME .........................................................                   15,844,871
                                                                                                  ------------
EXPENSES
   ADVISORY FEES ................................................................                      665,211
   ADMINISTRATION FEES
     FUND LEVEL .................................................................                      150,961
     ADMINISTRATOR CLASS ........................................................                    1,009,067
     INSTITUTIONAL CLASS ........................................................                      115,005
   CUSTODY FEES .................................................................                       77,829
   SHAREHOLDER SERVICING FEES ...................................................                      177,145
   ACCOUNTING FEES ..............................................................                       33,275
   PROFESSIONAL FEES ............................................................                       34,244
   REGISTRATION FEES ............................................................                       82,752
   SHAREHOLDER REPORTS ..........................................................                       37,847
   TRUSTEES' FEES ...............................................................                       35,103
   OTHER FEES AND EXPENSES ......................................................                      145,962
                                                                                                  ------------
TOTAL EXPENSES ..................................................................                    2,564,401
                                                                                                  ------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .................................                     (813,554)
   NET EXPENSES .................................................................                    1,750,847
                                                                                                  ------------
NET INVESTMENT INCOME (LOSS) ....................................................                   14,094,024
                                                                                                  ------------
REALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------          ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .......................................                         (115)
                                                                                                  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................                 $ 14,093,909
                                                                                                  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                HERITAGE MONEY MARKET FUND
                                                                                            -----------------------------------
                                                                                                     FOR THE            FOR THE
                                                                                                  YEAR ENDED         YEAR ENDED
                                                                                            OCTOBER 31, 2005   OCTOBER 31, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................   $    615,188,134   $    982,385,016

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................         14,094,024          6,802,315
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................................               (115)                 0
                                                                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................         14,093,909          6,802,315
                                                                                            ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     ADMINISTRATOR CLASS (NOTE 1) .......................................................         (8,849,333)        (4,532,227)
     ADVISOR CLASS (NOTE 1) .............................................................                  0            (56,230)
     INSTITUTIONAL CLASS ................................................................         (5,244,691)        (2,213,858)
                                                                                            ----------------   ----------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................................        (14,094,024)        (6,802,315)

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................        255,564,033        371,600,174
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........................          8,774,882          4,186,235
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............................       (415,414,892)      (629,456,066)
                                                                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ..................................................................       (151,075,977)      (253,669,657)
                                                                                            ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS (NOTE 1) ...................................                  0             45,493
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS (NOTE 1) ...............................                594                844
   COST OF SHARES REDEEMED - ADVISOR CLASS (NOTE 1) .....................................           (138,216)       (12,341,104)
                                                                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADVISOR CLASS ........................................................................           (137,622)       (12,294,767)
                                                                                            ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......................................        560,678,077        798,884,866
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................................          2,301,141          1,842,908
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........................................       (386,536,134)      (901,960,232)
                                                                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ..................................................................        176,443,084       (101,232,458)
                                                                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   TOTAL ................................................................................         25,229,485       (367,196,882)
                                                                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................         25,229,370       (367,196,882)
                                                                                            ----------------   ----------------
ENDING NET ASSETS .......................................................................   $    640,417,504   $    615,188,134
                                                                                            ================   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...........................................        255,564,033        371,600,174
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ........          8,774,882          4,186,235
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .......................................       (415,414,892)      (629,456,066)
                                                                                            ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....................       (151,075,977)      (253,669,657)
                                                                                            ----------------   ----------------
   SHARES SOLD - ADVISOR CLASS (NOTE 1) .................................................                  0             45,493
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS (NOTE 1) ..............                594                844
   SHARES REDEEMED - ADVISOR CLASS (NOTE 1) .............................................           (138,216)       (12,341,104)
                                                                                            ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ...........................           (137,622)       (12,294,767)
                                                                                            ----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ....................................................        560,678,077        798,884,866
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .................          2,301,141          1,842,908
   SHARES REDEEMED - INSTITUTIONAL CLASS ................................................       (386,536,134)      (901,960,232)
                                                                                            ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .....................        176,443,084       (101,232,458)
                                                                                            ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...................................................................         25,229,485       (367,196,882)
                                                                                            ----------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................   $              0   $              0
                                                                                            ================   ================

(1) PROCEEDS FROM SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS (NOTE 1).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       NET REALIZED
                                                            BEGINNING          NET              AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                            NET ASSET   INVESTMENT       UNREALIZED        FROM NET        FROM NET
                                                            VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                                SHARE       (LOSS)      INVESTMENTS          INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ....................   $    1.00         0.03             0.00           (0.03)           0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................   $    1.00         0.01             0.00           (0.01)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................   $    1.00         0.01             0.00           (0.01)           0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................   $    1.00         0.02             0.00           (0.02)           0.00
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ....................   $    1.00         0.05             0.00           (0.05)           0.00

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ....................   $    1.00         0.03             0.00           (0.03)           0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................   $    1.00         0.01             0.00           (0.01)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................   $    1.00         0.01             0.00           (0.01)           0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................   $    1.00         0.02             0.00           (0.02)           0.00
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ....................   $    1.00         0.05             0.00           (0.05)           0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS
      (NOTE 3).

(2) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS            WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                               ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                            NET ASSET   ------------------------------------------------
                                                            VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                                SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
------------------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ....................   $    1.00             2.41%      0.56%     (0.17)%     0.39%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................   $    1.00             0.86%      0.68%     (0.28)%     0.40%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................   $    1.00             0.95%      0.62%     (0.22)%     0.40%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................   $    1.00             1.69%      0.60%     (0.20)%     0.40%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ....................   $    1.00             4.68%      0.58%     (0.18)%     0.40%

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ....................   $    1.00             2.97%      0.28%     (0.10)%     0.18%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................   $    1.00             1.07%      0.26%     (0.08)%     0.18%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................   $    1.00             1.25%      0.22%     (0.04)%     0.18%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................   $    1.00             1.86%      0.21%     (0.03)%     0.18%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ....................   $    1.00             4.47%      0.24%     (0.06)%     0.18%

                                                                          NET ASSETS AT
                                                                TOTAL     END OF PERIOD
                                                            RETURN(2)   (000'S OMITTED)
---------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND
---------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ....................        2.54%  $       301,694
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................        0.88%  $       452,770
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................        0.94%  $       706,440
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................        1.69%  $     1,034,437
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ....................        4.73%  $     1,343,523

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ....................        2.75%  $       338,723
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................        1.10%  $       162,280
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................        1.16%  $       263,513
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................        1.91%  $     1,079,326
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ....................        4.96%  $       698,615

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and at October 31, 2005 was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Heritage Money Market Fund.

      In September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund") acquired substantially all of the net assets of the following Target Fund ("Target Fund") through a tax-free exchange under section 368 of the Internal Revenue Code.

                            Acquiring Fund                                                  Target Fund
WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND - ADMINISTRATOR CLASS    STRONG HERITAGE MONEY FUND-INVESTOR CLASS

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND - ADMINISTRATOR CLASS    STRONG HERITAGE MONEY FUND-ADVISOR CLASS

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND - INSTITUTIONAL CLASS    STRONG HERITAGE MONEY FUND-INSTITUTIONAL CLASS

      The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, the Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

NOTES TO FINANCIAL STATEMENTS

                                WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at October 31, 2005.

      At October 31, 2005 estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                    Capital Loss
Fund                                           Year Expires        Carryforwards

HERITAGE MONEY MARKET FUND                         2013                $ 115

REPURCHASE AGREEMENTS

      The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                    Advisory Fees*                                            Sub-Advisory Fees**
                                 (% of Average Daily                        Average Daily     (% of Average Daily
Fund                                  Net Assets)         Sub-Adviser         Net Assets          Net Assets)
HERITAGE MONEY MARKET FUND               0.10            Wells Capital     $0 - $1 billion           0.05
                                                           Management         > $1 billion           0.04
                                                          Incorporated

      * Effective April 11, 2005. Prior to January 1, 2005, Strong Capital Management, Inc. ("SCM") served as investment adviser to the predecessor Strong Fund and was entitled to receive an annual rate at the following rate; from January 1, 2005 through April 10, 2005, Funds Management served as interim investment adviser to the predecessor Strong Funds and was entitled to receive an annual fee at the following rate.

                                                          Advisory Fees (% of
Fund                                                   Average Daily Net Assets)

HERITAGE MONEY MARKET FUND                                        0.15

      ** At the April 2005 meeting, the Board of the Trust reapproved the sub-advisory agreements among Funds Trust, Funds Management and the respective sub-advisers, including the compensation payable to each sub-adviser for providing investment advisory services to certain of the Wells Fargo Funds.

      Effective January 1, 2006, the investment sub-adviser(s) will be entitled to to be paid a monthly fee at the following rates:

                                                                                              Sub-Advisory Fees
                                                                            Average Daily     (% of Average Daily
Fund                                                      Sub-Adviser         Net Assets          Net Assets)
HERITAGE MONEY MARKET FUND                               Wells Capital     $0 - $1 billion           0.05
                                                           Management      $1 - $3 billion           0.03
                                                          Incorporated     $3 - $6 billion           0.02
                                                                              > $6 billion           0.01

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                 Admin Fees**
                                 Average Daily                   (% of Average
                                  Net Assets                   Daily Net Assets)

FUND LEVEL                    $0 - $4.99 billion                      0.05
                              $5 - $9.99 billion                      0.04
                                 > $9.99 billion                      0.03

ADMINISTRATOR CLASS                                                   0.10

INSTITUTIONAL CLASS                                                   0.08

      ** Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rates:

                                                                % of Average
                                                              Daily Net Assets

ADVISOR CLASS                                                       0.02

INSTITUTIONAL CLASS                                                 0.02

INVESTOR CLASS                                                      0.37

      The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS"). BFDS served as the transfer agent to the predecessor Strong Fund effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds.

      For financial statement presentation, transfer agent fees for the period from November 1, 2004 though April 10, 2005, as shown below, have been combined with administration fees.

                                                       Transfer Agent Fees and
                                                       Other Related Expenses

HERITAGE MONEY MARKET FUND

   ADVISOR CLASS                                              $   (250)

   INSTITUTIONAL CLASS                                           4,631

   INVESTOR CLASS                                              129,670

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                % of Average
                                                              Daily Net Assets

HERITAGE MONEY MARKET FUND                                          0.02

      Prior to February 14, 2005, State Street served as custodian for each of the predecessor Strong Funds. State Street was entitled to receive certain fees, primarily based on transactions of the Fund.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                 % of Average
                                                             Daily Net Assets***

ADMINISTRATOR CLASS                                                 0.10

INSTITUTIONAL CLASS                                                  N/A

      ***Effective April 11, 2005. Prior to April 11, 2005, shareholder servicing fees for the predecessor Strong Funds, if any, were included in the Strong Funds' 12b-1 distribution and service plan. For the year ended October 31, 2005, shareholder servicing fees paid by the Fund are disclosed on the Statement of Operations.

Fund                                                           Investor Class

HERITAGE MONEY MARKET FUND                                        $177,145

NOTES TO FINANCIAL STATEMENTS

                                WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to February 14, 2005, State Street served as fund accountant for each of the predecessor Strong Funds. Fund accounting fees were paid by the Fund's administrator, and not by the fund.

WAIVED FEES AND REIMBURSED EXPENSES

      Effective April 11, 2005, Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. The Fund's adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratios in effect from April 11, 2005 through October 31, 2005, were as follows:

                                               Net Operating Expense Ratios
Fund                                         Administrator      Institutional

HERITAGE MONEY MARKET FUND                        0.38%             0.18%

      Prior to April 11, 2005, the Strong Funds' adviser and/or administrator could voluntarily waive or absorb certain expenses at their discretion. SISI also allocated to each fund certain charges or credits resulting from transfer agency banking activities based on each Class' level subscription and redemption activity. Transfer Agency Banking Credits allocated by SISI, if any, served to reduce the transfer agency expenses incurred by the fund. From November 1, 2004 through April 10, 2005, the expense offsets that are included in the waived fees and reimbursed expenses amount in the Statement of Operations are as follows:

                                                               Waived Fees and
                                                             Reimbursed Expenses

HERITAGE MONEY MARKET FUND

FUND LEVEL                                                         $ 89,377

ADVISOR CLASS                                                           300

INSTITUTIONAL CLASS                                                  31,023

INVESTOR CLASS                                                      502,152

4. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the Strong Fund's investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

5. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004 were as follows:

                                                       Long-Term      Dividend Paid on
                                   Ordinary Income    Capital Gain       Redemption          Total
Fund                                     2005             2005              2005             2005
HERITAGE MONEY MARKET FUND           $14,094,024          $0                 $0           $14,094,024

                                                       Long-Term      Dividend Paid on
                                   Ordinary Income    Capital Gain       Redemption          Total
Fund                                     2004             2004              2004             2004
HERITAGE MONEY MARKET FUND           $6,802,315           $0                 $0           $ 6,802,315

      As of October 31, 2005, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable to primary to the tax deferral of losses on wash sales and cost basis adjustments related to premium amortization (only for funds that have elected not to amortize premium for tax purposes).

                                    Undistributed    Undistributed   Unrealized Appreciation     Capital Loss
Fund                               Ordinary Income   Long-Term Gain       (Depreciation)         Carryforward*   Total
HERITAGE MONEY MARKET FUND                $0               $0                   $0                  $(115)       $(115)

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Heritage Money Market Fund (the "Fund"), one of the funds constituting the Wells Fargo Funds Trust, as of October 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year ended October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights of the Heritage Money Market Fund for the years ended October 31, 2004 and prior, were audited by other auditors whose report dated December 6, 2004 expressed an unqualified opinion on those financial statements and financial highlights.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned fund of the Wells Fargo Funds Trust as of October 31, 2005, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                      /s/ KPMG LLP

Philadelphia, Pennsylvania
December 21, 2005

OTHER INFORMATION (UNAUDITED)   WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987         Associate Professor of Finance,           None
63                                                    Wake Forest University,
                                                      Calloway School of Business and
                                                      Accountancy.
-------------------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998         Chairman, CEO, and Co-Founder             None
63                        (Chairman, since 2005)      of Crystal Geyser Water Company
                                                      and President of Crystal Geyser
                                                      Roxane Water Company.
-------------------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987         Retired. Prior thereto,                   None
72                                                    President of Richard M. Leach
                                                      Associates (a financial
                                                      consulting firm).
-------------------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996         Senior Counselor to the public            None
53                                                    relations firm of Himle-Horner
                                                      and Senior Fellow at the
                                                      Humphrey Institute,
                                                      Minneapolis, Minnesota (a
                                                      public policy organization).
-------------------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996         Principal of the law firm of              None
65                                                    Willeke & Daniels.
-------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE**

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987         Private Investor/Real Estate              None
61                                                    Developer; Chairman of White
                                                      Point Capital, LLC.
-------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE           PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003       Executive Vice President of               None
46                                                    Wells Fargo Bank, N.A. and
                                                      President of Wells Fargo Funds
                                                      Management, LLC. Senior Vice
                                                      President and Chief
                                                      Administrative Officer of Wells
                                                      Fargo Funds Management, LLC
                                                      from 2001 to 2003. Vice
                                                      President of Wells Fargo Bank,
                                                      N.A. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer, since 2003       Senior Vice President of Wells            None
36                                                    Fargo Bank, N.A. and Senior
                                                      Vice President of Operations
                                                      for Wells Fargo Funds
                                                      Management, LLC. Prior thereto,
                                                      Operations Manager at Scudder
                                                      Weisel Capital, LLC from 2000
                                                      to 2001 and Director of
                                                      Shareholder Services at BISYS
                                                      Fund Services from 1999 to
                                                      2000.
-------------------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000       Vice President and Managing               None
45                                                    Senior Counsel of Wells Fargo
                                                      Bank, N.A and Senior Vice
                                                      President and Secretary of
                                                      Wells Fargo Funds Management,
                                                      LLC. Vice President and Senior
                                                      Counsel of Wells Fargo Bank,
                                                      N.A. from 1996 to 2003.
-------------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** As of April 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS           WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depositary Receipts
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FFCB         -- Federal Farm Credit Bank
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GDR          -- Global Depositary Receipt
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
IDR          -- Industrial Development Revenue
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFHR         -- Single Family Housing Revenue
SFMR         -- Single Family Mortgage Revenue
SLMA         -- Student Loan Marketing Association
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares
XLCA         -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds' Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.

                           www.wellsfargo.com/advantagefunds      RT54059 12-05
                                                                AMMI/AR116 10-05

                                                           [LOGO]
                                                            WELLS  ADVANTAGE
                                                            FARGO  FUNDS

                                                            OCTOBER 31, 2005

[GRAPHIC OMITTED]                                              Annual Report

      WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND(SM)

                               WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------

Performance Highlights

--------------------------------------------------------------------------------
   Municipal Money Market Fund ............................................    2
Fund Expenses .............................................................    5
--------------------------------------------------------------------------------

Portfolio of Investments

--------------------------------------------------------------------------------
   Municipal Money Market Fund ............................................    6
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................   13
   Statement of Operations ................................................   14
   Statements of Changes in Net Assets ....................................   15
   Financial Highlights ...................................................   16

Notes to Financial Statements .............................................   18
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm ...................   22
--------------------------------------------------------------------------------

Other Information (Unaudited) .............................................   23
--------------------------------------------------------------------------------

List of Abbreviations .....................................................   25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
--------------------------------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS         WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      I am pleased to provide you with this WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND annual report for the year ending October 31, 2005. On the following pages, you will find a discussion of the Fund, including performance highlights, the Fund manager's strategic outlook, and information about the Fund's portfolio.

THE ECONOMY
--------------------------------------------------------------------------------

      During the third quarter of 2005, long-term interest rates helped offset the impact of rising oil prices, a stronger U.S. dollar, and further credit tightening by the Federal Reserve Board (the Fed). Growth slowed to an estimated 3.3% during the second quarter, down from the previous quarter's 3.8% rate. Gross Domestic Product (GDP) rose again to 3.8% for the quarter ending September 30, 2005. Business spending also remained healthy along with strong profits and cash surpluses. The reporting period ended with government officials, residents, and businesses working to rebuild in the wake of hurricanes Katrina and Rita.

HIGHER RATES, HIGHER YIELDS
--------------------------------------------------------------------------------

      Money market rates have continued to rise in 2005 as the Federal Open Market Committee (the FOMC) raised the target federal funds rate by 0.25% at each meeting during the period. The target FOMC funds rate increased from 1.75% on October 31, 2004, to 3.75% by October 31, 2005. This is up from the low of 1% in June 2003. Interest rate moves were anticipated as Fed commentaries reported monetary policy was too accommodating and that tightening would take place by raising interest rates at a measured pace.

LOOKING AHEAD
--------------------------------------------------------------------------------

      As recovery efforts continue following hurricane-related disruptions to energy supplies, fuel costs, and rising interest rates, this year's market is shaping up to be different from some of the market highs we saw at the close of 2004. Just as no one could have predicted the severity of the U.S. Gulf Coast hurricanes, no one can predict economic and market changes.

      That's one of the reasons we believe successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers--our subadvisors--chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent, long-term results, offers our investors the firm footing they need to navigate changing market conditions and move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our enhanced Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND          MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

FUND MANAGER                            INCEPTION DATE
     David M. Sylvester                    10/23/1986

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 1.69%(1) for the 12-month period ended October 31, 2005, outperforming the 1.53% return of the iMoneyNet Tax-Free National Retail Money Fund Average(2).

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      The money-market yield curve shifted upward over the 12-month reporting period. On October 31, 2004, the yield on one-year LIBOR (London Inter-Bank Offered Rate) securities was 2.55% versus 3.69% at the end of April 31, 2005, and then 4.74% when the reporting period ended on October 31, 2005. Overnight rates went from 1.75% to 3.75% over that same period. After several years of decline, total commercial paper outstanding increased by over 18% since October 2004, from $1.38 trillion to $1.62 trillion in October 2005, a new high.

      The credit picture continued to improve over the period. Of all the ratings changes in the U.S. during the last year, about 60% were downgrades. This has improved from over 80% downgrades in the calendar year 2002. Still, the yield advantage of commercial paper and other corporate credit versus U.S. Treasury securities increased over the period as U.S. Treasury securities were in high demand. This encouraged investors to either look for longer maturities or lower credit quality to pick up yield.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Yield spreads between LIBOR and U.S. government agency securities remained wide during the period. The wider spreads result from a reduced supply of Federal agency obligations available on the market. In addition to higher interest rates, which slowed mortgage refinancing, new regulatory requirements that required that the largest government agencies improve their capital ratios led to a significant drop-off in new borrowing. As these trends continue, we believe that yields on agency obligations may remain well below those of prime money-market securities.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      U.S. Treasury bills were impacted by a number of factors, all of which served to dampen the rise in yields in this sector. Early in the reporting period, uncertainty regarding the U.S. presidential election and terrorism fears increased the demand for U.S. Treasury securities. Later in the period, there was significant demand from broker dealers, foreign central banks, petroleum-producing nations, and U.S. based investors. As the Federal Reserve temporarily injected reserves into the monetary system, they did so by acquiring U.S. Treasuries, either outright or under repurchase agreements. All of this served to widen the spread between commercial instruments and U.S. Treasuries. In late 2004, three-month U.S. Treasury bills yielded about 0.20% less than three-month LIBOR. By June, 2005 that differential had increased to 0.40%, and grew to 0.57% in late September 2005 before settling in at 0.38% at the end of the fiscal year.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      During the reporting period, yields on tax-exempt securities rose, along with most other money-market securities, with the majority of the increase occurring in the first six months. The yield on one-week securities rose from 1.09% to 2.99% through April 30, 2005, and then declined to 2.70% by October 31, 2005. The yield on the Bond Buyer index of one-year tax-exempt notes rose from 1.80% at the end of October 2004 to 2.78% by April 30, 2005, before closing the fiscal year at 3.03%.

      While some municipalities are seeing increases in their credit ratings, the tax-exempt market continues to face challenges in many localities. California's rating was raised from BBB to A- by Standard & Poors and New York Transitional Finance Authority's rating was raised to AAA/Aa1 from AA+/Aa2 by Standard & Poors and Moody's. In spite of these upbeat notes, other issuers, such as the State of Illinois and the City of San Diego, continue to face financial challenges because of underfunded pension plans and diminished reserves. We continue to be vigilant on these issues.

MONEY MARKET OVERVIEW          WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

      Short-term tax-exempt rates were highly volatile during the period, especially around those dates when tax payments were due. Selling around the April 15 tax day reduced demand for Variable Rate Demand Notes (VRDNs) and rates rose. By June 2005, municipal rates declined as investors returned to the market. Municipal rates increased again in September 2005 as the corporate tax day greatly lowered demand. Volatility increased as more investors switched between tax-exempt and taxable securities and the market struggled to find an equilibrium that would balance supply and demand.

      In general, most of the money market-eligible issuances of California fixed-rate notes occur in June. The amount of issuance this past June was greatly reduced from the prior year and this initially led to lower yields. Furthermore, many municipal-market participants believed that the Federal Open Markets Committee (FOMC) would be slowing the pace of rate increases. However, as time progressed, it became clear that the FOMC would not be stopping the rate increases anytime soon, and rates moved higher.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      As the FOMC continues to increase short-term interest rates, we will seek to capture these increases in the yields of money market instruments. We intend to emphasize floating-rate and variable-rate securities, as long as interest rates are steady or rising.

      AN INVESTMENT IN THE WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

The views expressed are as of October 31, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND.

The Money Market Overview is intended to be a general discussion of the performance of money market securities over the reporting period. It is not intended to be a discussion of the performance of a specific WELLS FARGO ADVANTAGE MONEY MARKET FUND or its portfolio holdings. There may be discussion in the Money Market Overview that is not applicable to your particular Fund.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND          MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

                                                              6-Months*   1-Year   5-Year   10-Year
                                                              ---------   ------   ------   -------
Municipal Money Market Fund - Investor Class                     1.01      1.69     1.64      2.64
Benchmark
  iMoneyNet Tax-Free National Retail Money Fund Average(2)       0.95      1.53     1.30      2.15

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND YIELD SUMMARY INVESTOR CLASS(1) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------
7-Day Current Yield                                                        2.14%
7-Day Compound Yield                                                       2.17%
30-Day Simple Yield                                                        2.11%
30-Day Compound Yield                                                      2.13%

PORTFOLIO COMPOSITION(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                                                             8%
Municipal Demand Notes                                                      85%
Municipal Bonds                                                              7%

FUND CHARACTERISTICS(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------
Weighted Average Maturity                                                22 days

MATURITY DISTRIBUTION(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

270 + days                                                                   1%
2-14 days                                                                   85%
30-59 days                                                                   6%
60-89 days                                                                   2%
90-179 days                                                                  4%
180-269 days                                                                 2%

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 1.76%.

      Performance shown for the Investor Class shares of the Wells Fargo Advantage Municipal Money Market Fund for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Municipal Money Market Fund, its predecessor fund.

(2) The iMoneyNet Tax-Free National Retail Money Fund Average consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds--6 month and less, Put Bonds--over 6 month, AMT Paper, and Other Tax-Free holdings. You cannot invest directly in an Average.

(3) Portfolio composition, maturity distribution and fund characteristics are subject to change.

FUND EXPENSES                  WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                       Beginning     Ending
                                                        Account      Account      Expenses    Net Annual
                                                         Value        Value     Paid During    Expense
                                                      05/01/2005   10/31/2005   the Period*     Ratio
Wells Fargo Advantage Municipal Money Market Fund -
Investor Class
--------------------------------------------------------------------------------------------------------
Actual                                                $ 1,000.00   $ 1,010.10     $  3.34        0.66%

Hypothetical (5% return before expenses)              $ 1,000.00   $ 1,021.88     $  3.36        0.66%

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                              INTEREST RATE    MATURITY DATE      VALUE
COMMERCIAL PAPER - 7.53%
$ 12,500,000   CHICAGO (CITY OF)                                              2.85%         01/06/2006    $ 12, 500,000
   6,250,000   HARRIS COUNTY TX                                               2.75          12/09/2005        6,250,000
   6,000,000   INTERMOUNTAIN POWER AGENCY                                     2.73          12/05/2005        6,000,000
   5,000,000   ROCHESTER MN HEALTH CARE                                       2.75          12/05/2005        5,000,000
   7,290,000   ROCHESTER MN HEALTH CARE                                       2.75          12/05/2005        7,290,000
   3,000,000   UNIVERSITY OF TEXAS SYSTEM                                     2.75          12/06/2005        3,000,000
   5,000,000   VENANGO PA IDA                                                 2.81          12/02/2005        5,000,000

TOTAL COMMERCIAL PAPER (COST $45,040,000)                                                                    45,040,000
                                                                                                          -------------

MUNICIPAL BONDS & NOTES - 91.76%

ALABAMA - 0.24%
     440,000   BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX
               REVENUE LOC)#+/-                                               2.74          06/01/2025          440,000
   1,000,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD REVENUE ALABAMA
               POWER COMPANY BARRY PLANT PROJECT B (INDUSTRIAL
               DEVELOPMENT REVENUE)#+/-                                       2.87          09/01/2031        1,000,000

                                                                                                              1,440,000
                                                                                                          -------------

ALASKA - 0.21%
   1,275,000   ALASKA STATE HOUSING FINANCE CORPORATION MORTGAGE
               SERIES A (HOUSING REVENUE)#+/-                                 2.83          12/01/2036        1,275,000
                                                                                                          -------------

ARIZONA - 0.45%
   2,700,000   MARICOPA COUNTY AZ IDA MFHR VILLAS SOLANAS APARTMENTS
               PROJECT SERIES A BANK OF CHERRY CREEK NA LOC (HOUSING
               REVENUE LOC)#+/-                                               2.75          11/15/2032        2,700,000
                                                                                                          -------------

CALIFORNIA - 5.25%
      75,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING
               REVENUE LOC)#+/-                                               2.70          02/01/2017           75,000
   8,790,000   CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE
               CTFS SERIES D AMBAC INSURED (LEASE REVENUE LOC)#+/-            2.72          12/01/2019        8,790,000
   4,465,000   CALIFORNIA STATE PUTTERS SERIES 239Z AMBAC INSURED
               (OTHER REVENUE LOC)#+/-                                        2.75          12/01/2032        4,465,000
   1,540,000   LONG BEACH CA HARBOR REVENUE (OTHER REVENUE LOC)#+/-           2.75          05/15/2020        1,540,000
   2,560,000   LONG BEACH CA HARBOR REVENUE FLOATS PT 2756 (AIRPORT
               REVENUE LOC)#+/-                                               2.75          05/15/2025        2,560,000
     525,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 184 FSA
               INSURED (WATER REVENUE LOC)#+/-                                2.73          01/01/2009          525,000
     485,000   LOS ANGELES COUNTY HOUSING AUTHORITY MULTI-FAMILY
               REVENUE BONDS (HOUSING REVENUE LOC)#+/-                        2.73          09/01/2030          485,000
   3,655,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE FGIC INSURED
               (TRANSPORTATION REVENUE LOC)#+/-                               2.75          05/01/2008        3,655,000
     175,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K
               FGIC INSURED (AIRPORT REVENUE LOC)#+/-                         2.72          11/01/2021          175,000
   4,400,000   SAN DIEGO CA PFA LEASE REVENUE SERIES A (LEASE REVENUE
               LOC)#+/-                                                       2.75          02/15/2026        4,400,000
     185,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY
               LEASE REVENUE CLASS B (LEASE REVENUE LOC)#+/-                  2.75          02/15/2026          185,000
   2,090,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY
               LEASE REVENUE CLASS C (LEASE REVENUE LOC)#+/-                  2.75          02/15/2026        2,090,000
   2,360,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION CTFS
               SERIES 149 MBIA INSURED (TAX INCREMENTAL REVENUE LOC)#+/-      2.69          08/01/2027        2,360,000
      90,000   UNIVERSITY OF CALIFORNIA REVENUE (COLLEGE & UNIVERSITY
               REVENUE LOC)#+/-                                               2.72          05/15/2033           90,000

                                                                                                             31,395,000
                                                                                                          -------------

COLORADO - 0.21%
   1,250,000   HUDSON CO SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)#+/-        2.90          11/01/2020        1,250,000
                                                                                                          -------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                               WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                              INTEREST RATE    MATURITY DATE      VALUE
DISTRICT OF COLUMBIA - 1.83%
$ 10,935,000   METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY VA
               GENERAL AIRPORT REVENUE MT 108 (AIRPORT REVENUE LOC)#+/-       2.78%         10/01/2014    $ 10, 935,000
                                                                                                          -------------

FLORIDA - 5.42%
     500,000   BROWARD COUNTY FL HFA MFHR PROJECT 703 (HOUSING
               REVENUE)#+/-                                                   2.72          09/01/2026          500,000
     265,000   BROWARD COUNTY FL HFA MFHR SANCTUARY COVE APARTMENTS
               SERIES A (HOUSING REVENUE LOC)#+/-                             2.75          06/15/2037          265,000
   7,400,000   FLORIDA HOUSING FINANCE CORPORATION MFHR PINNACLE
               POINTE APARTMENTS (HOUSING REVENUE LOC)#+/-                    2.73          08/01/2035        7,400,000
   3,515,000   HILLSBOROUGH COUNTY FL AVIATION AUTHORITY REVENUE
               PROJECT 2723 (AIRPORT REVENUE LOC)#+/-                         2.78          10/01/2015        3,515,000
   4,370,000   HILLSBOROUGH COUNTY FL PORT DISTRICT REVENUE PROJECT
               2571 (AIRPORT REVENUE LOC)#+/-                                 2.78          06/01/2020        4,370,000
   2,868,000   HILLSBOROUGH COUNTY FL PORT DISTRICT REVENUE SERIES
               1019 (AIRPORT REVENUE LOC)#+/-                                 2.77          06/01/2018        2,868,000
   3,675,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION STI
               PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)#+/-                   2.75          12/01/2020        3,675,000
   4,575,000   ORANGE COUNTY FL HFA HOMEOWNER REVENUE MT 118 (OTHER
               REVENUE)#+/-                                                   2.79          03/01/2034        4,575,000
   5,250,000   SCA TAX EXEMPT TRUST PT 2517 LEE COUNTY HOUSING
               FINANCE (HOUSING REVENUE LOC)#+/-                              2.79          01/01/2030        5,250,000

                                                                                                             32,418,000
                                                                                                          -------------

GEORGIA - 4.55%
  27,200,000   CRISP COUNTY GA SOLID WASTE MANAGEMENT AUTHORITY
               (OTHER REVENUE LOC)#+/-                                        3.12          01/01/2023       27,200,000
                                                                                                          -------------

IDAHO - 0.52%
   3,105,000   BONNEVILLE COUNTY ID INDUSTRIAL DEVELOPMENT
               YELLOWSTONE PLASTICS PROJECT (INDUSTRIAL DEVELOPMENT
               REVENUE)#+/-                                                   2.88          08/01/2014        3,105,000
                                                                                                          -------------

ILLINOIS - 6.91%
   1,500,000   CHICAGO IL ECONOMIC DEVELOPMENT REVENUE CRANE CARTON
               COMPANY PROJECT BANKERS TRUST COMPANY LOC (ECONOMIC
               DEVELOPMENT REVENUE LOC)#+/-                                   2.85          06/01/2012        1,500,000
   2,285,000   GENEVA IL CONTINENTAL ENVELOPE PROJECT (INDUSTRIAL
               DEVELOPMENT REVENUE)#+/-                                       2.84          09/01/2006        2,285,000
   3,975,000   ILLINOIS FINANCE AUTHORITY MCL INCORPORATED PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE)#+/-                           2.84          06/01/2017        3,975,000
   1,385,000   ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B
               (INDUSTRIAL DEVELOPMENT REVENUE, JP MORGAN CHASE BANK
               LOC)#+/-                                                       2.84          12/01/2018        1,385,000
   1,100,000   ILLINOIS FINANCE AUTHORITY SURGIPATH MEDICAL INDUSTRY
               PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)#+/-                   2.88          06/01/2011        1,100,000
   6,000,000   ILLINOIS FINANCING AUTHORITY MFHR MILLAGEBROOK
               APARTMENTS PROJECT (MULTI-FAMILY HOUSING REVENUE
               LOC)#+/-                                                       2.75          05/01/2035        6,000,000
  17,750,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY REVENUE
               HOMEOWNER MORTGAGE A3 (HOUSING REVENUE LOC)#+/-                2.75          08/01/2035       17,750,000
   2,700,000   LAKE COUNTY IL BROWN PAPER GOODS PROJECT (INDUSTRIAL
               DEVELOPMENT REVENUE LOC)#+/-                                   3.05          10/01/2021        2,700,000
   2,600,000   LAKE COUNTY IL INDUSTRIAL DEVELOPMENT REVENUE
               NORTHPOINT ASSOCIATION (INDUSTRIAL DEVELOPMENT
               REVENUE)#+/-                                                   2.80          07/01/2029        2,600,000
   2,000,000   LAKE ZURICH IL INDUSTRIAL DEVELOPMENT REVENUE
               (ECONOMIC DEVELOPMENT REVENUE)#+/-                             2.84          12/01/2009        2,000,000

                                                                                                             41,295,000
                                                                                                          -------------

INDIANA - 0.42%
   2,500,000   INDIANA STATE FINANCE AUTHORITY PSI ENERGY
               INCORPORATED PROJECT S SERIES B (OTHER REVENUE)#+/-            2.75          10/01/2040        2,500,000
                                                                                                          -------------

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                              INTEREST RATE    MATURITY DATE      VALUE
IOWA - 0.25%
  $1,515,000   ELDRIDGE IA AMERICAN FINISHING RESOURCES INCORPORATED
               (INDUSTRIAL DEVELOPMENT REVENUE)#+/-                           3.10%         03/01/2015    $   1,515,000
                                                                                                          -------------

KENTUCKY - 1.63%
   3,000,000   CARROLL COUNTY KY SOLID WASTE DISPOSAL REVENUE BPB
               ACQUISITION PROJECT (INDUSTRIAL DEVELOPMENT REVENUE
               LOC)#+/-                                                       2.74          05/01/2031        3,000,000
   4,155,000   DAVIESS COUNTY KY MULTI-FAMILY PARK REGENCY (HOUSING
               REVENUE)#+/-                                                   2.85          07/01/2020        4,155,000
   2,570,000   MADISONVILLE KY PERIOD INCORPORATED PROJECT (INDUSTRIAL
               DEVELOPMENT REVENUE)#+/-                                       2.88          05/01/2015        2,570,000

                                                                                                              9,725,000
                                                                                                          -------------

LOUISIANA - 4.28%
  10,365,000   CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT
               BOARD ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION
               (INDUSTRIAL DEVELOPMENT REVENUE)#+/-                           2.82          07/01/2026       10,365,000
   2,700,000   LAKE CHARLES LA HARBOR & DISTRICT CONOCO INCORPORATED
               PROJECT B (INDUSTRIAL DEVELOPMENT REVENUE, BANK ONE
               CHICAGO NA LOC)#+/-                                            2.76          09/01/2012        2,700,000
   9,500,000   PORT NEW ORLEANS LA BOARD REVENUE (OTHER REVENUE LOC)#+/-      2.80          06/01/2034        9,500,000
   3,000,000   ST. CHARLES PARISH LA PCR SHELL OIL COMPANY NORCO PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE)#+/-                           2.80          09/01/2023        3,000,000

                                                                                                             25,565,000
                                                                                                          -------------

MAINE - 1.51%
   9,000,000   MAINE STATE HOUSING AUTHORITY MULTI-FAMILY REVENUE PARK
               VILLAGE (HOUSING REVENUE LOC)#+/-                              2.75          10/28/2032        9,000,000
                                                                                                          -------------

MICHIGAN - 1.84%
     700,000   MICHIGAN STATE STRATEGIC FUNDING GRAYLING GENERATING
               PROJECT (INDUSTRIAL DEVELOPMENT REVENUE, BARCLAYS BANK
               PLC LOC)#+/-                                                   2.75          01/01/2014          700,000
  10,320,000   WAYNE COUNTY MI AIRPORT AUTHORITY REVENUE (AIRPORT
               REVENUE LOC)#+/-                                               2.78          12/01/2024       10,320,000

                                                                                                             11,020,000
                                                                                                          -------------

MINNESOTA - 7.81%
     260,000   BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A
               COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE
               LOC)#+/-                                                       2.70          07/15/2030          260,000
   1,200,000   DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR
               PT 484 COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING
               REVENUE LOC)#+/-                                               2.75          12/01/2022        1,200,000
   1,055,000   HENNEPIN COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY
               MFHR STONE ARCH APARTMENTS PROJECT LASALLE BANK NA LOC
               (MULTI-FAMILY HOUSING REVENUE)#+/-                             2.75          04/15/2035        1,055,000
   2,140,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS
               COMMISSION AIRPORT REVENUE (AIRPORT REVENUE LOC)#+/-           2.78          01/01/2013        2,140,000
   2,235,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS
               COMMISSION AIRPORT REVENUES (AIRPORT REVENUE LOC)#+/-          2.74          01/01/2023        2,235,000
   1,200,000   MINNEAPOLIS MN MFHR DRIFTWOOD APARTMENTS PROJECT A
               (HOUSING REVENUE)#+/-                                          2.80          10/01/2024        1,200,000
     130,000   MINNEAPOLIS MN MFHR GATEWAY REAL ESTATE (HOUSING
               REVENUE)#+/-                                                   2.75          10/01/2032          130,000
  12,000,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES B
               (HOUSING REVENUE)#+/-                                          2.75          01/01/2033       12,000,000
     900,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C
               (HOUSING REVENUE LOC)#+/-                                      2.75          01/01/2035          900,000
   8,000,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E
               (HOUSING REVENUE)                                              2.95          05/18/2006        8,000,000
   2,605,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES J
               (HOUSING REVENUE)#+/-                                          2.75          07/01/2033        2,605,000
   3,600,000   MONTROSE MN INDUSTRIAL DEVELOPMENT REVENUE LYMAN LUMBER
               COMPANY PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)#+/-       2.83          05/01/2026        3,600,000
   3,020,000   ST. LOUIS PARK MN MFHR NEWPORT ON SEVEN APARTMENTS
               PROJECT COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING
               REVENUE LOC)#+/-                                               2.75          09/15/2031        3,020,000

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                               WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                              INTEREST RATE    MATURITY DATE      VALUE
MINNESOTA (CONTINUED)
$  1,130,000   ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT
               COOLING REVENUE SERIES I (INDUSTRIAL DEVELOPMENT REVENUE
               LOC)#+/-                                                       2.75%         06/01/2015    $   1,130,000
     850,000   ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT
               COOLING REVENUE SERIES L DEXIA CREDIT LOC (INDUSTRIAL
               DEVELOPMENT REVENUE LOC)#+/-                                   2.75          03/01/2018          850,000
   1,990,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE
               SERIES R DEXIA CREDIT LOCAL DE FRANCE LOC
               (TRANSPORTATION REVENUE LOC)#+/-                               2.83          03/01/2022        1,990,000
   4,380,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE
               SERIES 2005 4 SERIES I (OTHER REVENUE LOC)#+/-                 2.75          12/01/2025        4,380,000

                                                                                                             46,695,000
                                                                                                          -------------

MISSISSIPPI - 0.51%
   1,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION ABT COMPANY
               INCORPORATED PROJECT SERIES A+/-                               2.85          04/01/2022        1,000,000
   1,065,000   MISSISSIPPI BUSINESS FINANCE CORPORATION ARCH ALUMINUM
               & GLASS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)#+/-           2.90          01/01/2014        1,065,000
   1,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION MS INDUSTRIAL
               DEVELOPMENT REVENUE REGIONAL ASSEMBLY & MANUFACTURING
               PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)#+/-               2.74          12/01/2018        1,000,000

                                                                                                              3,065,000
                                                                                                          -------------

MISSOURI - 0.55%
   3,300,000   HANNIBAL MO IDA BUCKHORN RUBBER PRODUCTS PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE)#+/-                           2.84          03/01/2010        3,300,000
                                                                                                          -------------

NEVADA - 2.12%
   3,400,000   CLARK COUNTY NV NEVADA COGENERATION ASSOCIATION II
               (INDUSTRIAL DEVELOPMENT REVENUE)#+/-                           2.79          12/01/2022        3,400,000
   6,300,000   CLARK COUNTY NV PASSENGER FACILITIES CHARGE REVENUE
               MCCARRAN INTERNATIONAL AIRPORT A2 (OTHER REVENUE LOC)#+/-      2.73          07/01/2022        6,300,000
   2,975,000   NEVADA HOUSING DIVISION SERIES A (HOUSING REVENUE, FNMA
               INSURED)#+/-                                                   2.75          10/15/2035        2,975,000

                                                                                                             12,675,000
                                                                                                          -------------

NEW JERSEY - 1.01%
   6,000,000   NEW JERSEY STATE TRAN SERIES A (GENERAL OBLIGATION -
               STATES, TERRITORIES)                                           4.00          06/23/2006        6,039,611
                                                                                                          -------------

NEW YORK - 7.10%
   3,500,000   NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION MFHR
               ATLANTIC COURT APARTMENTS SERIES A (MULTI-FAMILY HOUSING
               REVENUE)#+/-                                                   2.72          12/01/2036        3,500,000
   4,600,000   NEW YORK STATE HFA EAST 84TH STREET (HOUSING REVENUE,
               FNMA INSURED)#+/-                                              2.72          05/15/2033        4,600,000
   2,500,000   NEW YORK STATE HFA REVENUE 101 WEST (HOUSING REVENUE
               LOC)#+/-                                                       2.73          05/15/2031        2,500,000
     750,000   NEW YORK STATE HFA REVENUE 240 EAST 39TH STREET HOUSING
               (HOUSING REVENUE LOC)#+/-                                      2.71          05/15/2030          750,000
   3,000,000   NEW YORK STATE HFA REVENUE 345 EAST 94TH STREET HOUSING
               SERIES A (HOUSING REVENUE LOC)#+/-                             2.73          11/01/2030        3,000,000
   4,850,000   NEW YORK STATE HFA REVENUE 363 WEST 30TH STREET A
               (HOUSING REVENUE LOC)#+/-                                      2.71          11/01/2032        4,850,000
  22,100,000   NEW YORK STATE HFA REVENUE SERIES A (HOUSING REVENUE
               LOC)#+/-                                                       2.72          05/01/2029       22,100,000
   1,150,000   NEW YORK STATE HFA WEST 38 (HOUSING REVENUE, FNMA
               INSURED)#+/-                                                   2.73          05/15/2033        1,150,000

                                                                                                             42,450,000
                                                                                                          -------------

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                              INTEREST RATE    MATURITY DATE      VALUE
NORTH CAROLINA - 0.81%
$  1,865,000   CLEVELAND COUNTY NC INDUSTRIAL FACILITIES & PCFA
               BLACHFORD RUBBER PROJECT (INDUSTRIAL DEVELOPMENT
               REVENUE, BANK ONE CHICAGO NA LOC)#+/-                          2.76%         07/01/2023    $   1,865,000
   3,000,000   RALEIGH DURHAM NC AIRPORT AUTHORITY AIRPORT REVENUE
               PROJECT 2569 (AIRPORT REVENUE LOC)#+/-                         2.78          05/01/2015        3,000,000

                                                                                                              4,865,000
                                                                                                          -------------

NORTH DAKOTA - 1.33%
   2,300,000   NORTH DAKOTA STATE HFA HOME MORTGAGE SERIES B
               (HOUSING REVENUE)#+/-                                          2.73          01/01/2035        2,300,000
   5,665,000   NORTH DAKOTA STATE HFA HOME MORTGAGE SERIES B
               (HOUSING REVENUE, KBC BANK NV LOC)#+/-                         2.73          01/01/2034        5,665,000

                                                                                                              7,965,000
                                                                                                          -------------

OHIO - 0.29%
   1,395,000   FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE)#+/-                           3.10          10/01/2021        1,395,000
     315,000   FRANKLIN COUNTY OH REVENUE (STATE & LOCAL GOVERNMENTS
               LOC)#+/-                                                       2.70          12/01/2038          315,000

                                                                                                              1,710,000
                                                                                                          -------------

OREGON - 2.85%
  17,000,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT
               MORTGAGE REVENUE SINGLE FAMILY MORTGAGE PROJECT
               SERIES P (HOUSING REVENUE)                                     3.00          03/15/2006       17,033,763
                                                                                                          -------------

OTHER - 2.87%
      15,000   CLIPPER BRIGANTINE TAX EXEMPT TRUST CTFS#+/-++                 3.05          02/01/2030           15,000
  17,156,000   CLIPPER TAX EXEMPT TRUST COP (OTHER REVENUE)+/-                2.90          08/01/2007       17,156,000

                                                                                                             17,171,000
                                                                                                          -------------

PENNSYLVANIA - 2.19%
   2,250,000   DELAWARE COUNTY PA IDA REVENUE (INDUSTRIAL
               DEVELOPMENT REVENUE LOC)#+/-                                   2.75          11/01/2038        2,250,000
   3,910,000   PENNSYLVANIA STATE ECONOMIC DEVELOPMENT FINANCING
               AUTHORITY EXEMPT FACILITIES REVENUE PROJECT SERIES B
               (ECONOMIC DEVELOPMENT REVENUE)#+/-                             2.83          11/01/2041        3,910,000
   2,100,000   PENNSYLVANIA STATE HIGHER EDUCATIONAL ASSISTANCE
               AGENCY (PRIVATE SCHOOL REVENUE, WACHOVIA BANK LOC)#+/-         2.73          07/01/2018        2,100,000
   3,700,000   PENNSYLVANIA STATE HIGHER EDUCATIONAL ASSISTANCE
               AGENCY STUDENT LOAN REVENUE SERIES A (COLLEGE &
               UNIVERSITY REVENUE LOC)#+/-                                    2.73          06/01/2029        3,700,000
   1,125,000   PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES
               AUTHORITY REVENUE HONEYSUCKLE STUDENT HOLDING SERIES A
               (COLLEGE & UNIVERSITY REVENUE LOC)#+/-                         2.72          07/01/2034        1,125,000

                                                                                                             13,085,000
                                                                                                          -------------

SOUTH CAROLINA - 2.57%
   3,195,000   FLORENCE COUNTY SC ROCHE CAROLINA INCORPORATED PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE)#+/-                           2.81          04/01/2027        3,195,000
   1,500,000   FLORENCE COUNTY SC ROCHE CAROLINA INCORPORATED PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE)#+/-                           2.81          04/01/2028        1,500,000
     680,000   FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER
               TREATMENT ROCHE CAROLINA INCORPORATED PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)#+/-                       2.81          04/01/2026          680,000
   5,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
               ECONOMIC DEVELOPMENT REVENUE SOUTH ATLANTIC CANNERS
               PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)#+/-               2.75          12/01/2021        5,000,000
   5,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
               ECONOMIC DEVELOPMENT REVENUE WASTE MANAGEMENT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)#+/-                       2.75          07/01/2024        5,000,000

                                                                                                             15,375,000
                                                                                                          -------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                               WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                              INTEREST RATE    MATURITY DATE      VALUE
TENNESSEE - 3.41%
$  1,930,000   COFFEE COUNTY TN INDUSTRIAL BOARD INCORPORATED MCKEY
               PERFORATED PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)#+/-        2.88%         06/01/2016    $   1,930,000
   8,000,000   HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN
               MANUFACTURING COMPANY PROJECT (INDUSTRIAL DEVELOPMENT
               REVENUE)#+/-                                                   2.89          05/01/2020        8,000,000
   7,515,000   SCA TAX EXEMPT TRUST PT 2518 HAMILTON COUNTY FINANCE
               (HOUSING REVENUE LOC)#+/-                                      2.79          01/01/2030        7,515,000
   2,950,000   SCA TAX EXEMPT TRUST PT 2520 MEMPHIS HEALTH
               EDUCATIONAL FINANCE (HOUSING REVENUE LOC)#+/-                  2.79          01/01/2030        2,950,000

                                                                                                             20,395,000
                                                                                                          -------------

TEXAS - 7.51%
  11,300,000   CALHOUN COUNTY TX NAVY IDA PORT REVENUE FORMOSA
               PLASTICS CORPORATION PROJECT (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)#+/-                                               2.75          11/01/2015       11,300,000
   1,330,000   DALLAS FORT WORTH TX INTERNATIONAL AIRPORT REVENUE
               (AIRPORT REVENUE LOC)#+/-                                      2.78          11/01/2017        1,330,000
   3,990,000   DALLAS FORT WORTH TX INTERNATIONAL AIRPORT REVENUE
               SERIES 778 Z (AIRPORT REVENUE LOC)#+/-                         2.77          11/01/2011        3,990,000
   8,325,000   GULF COAST TX IDA ENVIRONMENTAL FACILITIES REVENUE
               CITGO PETROLEUM CORPORATION PROJECT (INDUSTRIAL
               DEVELOPMENT REVENUE LOC)#+/-                                   2.80          02/01/2032        8,325,000
   2,060,000   HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION
               INDUSTRIAL DEVELOPMENT REVENUE PRECISION GENERAL
               INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)#+/-      2.76          10/01/2016        2,060,000
   8,000,000   HARRIS COUNTY TX TAX ANTICIPATION NOTES (PROPERTY TAX
               REVENUE)                                                       3.75          02/28/2006        8,022,798
   2,300,000   MONTGOMERY COUNTY TX IDA POROUS MEDIA LIMITED PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE)#+/-                           2.90          09/01/2015        2,300,000
   2,500,000   NORTH TEXAS HIGHER EDUCATION AUTHORITY INCORPORATED
               STUDENT LOAN REVENUE SERIES A (OTHER REVENUE LOC)#+/-          2.75          04/01/2036        2,500,000
   5,000,000   TEXAS STATE TAX & ANTICIPATION NOTES (GENERAL
               OBLIGATION - STATES, TERRITORIES)                              4.50          08/31/2006        5,060,920

                                                                                                             44,888,718
                                                                                                          -------------

UTAH - 1.25%
    7,500,000  UTAH HOUSING CORPORATION TODD HOLLOW APARTMENTS
               SERIES A (HOUSING REVENUE)#+/-                                 3.15          07/01/2038        7,500,000
                                                                                                          -------------

VIRGINIA - 1.07%
   6,400,000   CAPITAL REGION AIRPORT COMMISSION VA PASSENGER FACILITIES
               CHARGE REVENUE SERIES A (OTHER REVENUE LOC)#+/-                2.75          06/01/2035        6,400,000
                                                                                                          -------------

WASHINGTON - 5.22%
   5,000,000   PORT OF SEATTLE WA (OTHER REVENUE)#+/-                         2.75          09/01/2035        5,000,000
   4,700,000   PORT SEATTLE WA INDUSTRIAL DEVELOPMENT CORPORATION
               REVENUE CROWLEY MARINE SERVICES PROJECT (AIRPORT REVENUE
               LOC)#+/-                                                       2.74          12/31/2021        4,700,000
   7,325,000   SCA TAX EXEMPT TRUST PT 2519 WASHINGTON STATE HOUSING
               FINANCE (HOUSING REVENUE LOC)#+/-                              2.79          01/01/2030        7,325,000
   8,000,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING
               AUTHORITY SOLID WASTE DISPOSAL REVENUE WASTE
               MANAGEMENT INCORPORATED PROJECT SERIES D (POLLUTION
               CONTROL REVENUE LOC)#+/-                                       2.75          07/01/2027        8,000,000
   5,500,000   WASHINGTON STATE HOUSING FINANCE COMMISSION
               MULTI-FAMILY REVENUE PARK VISTA RETIREMENT PROJECT A
               (HOUSING REVENUE LOC)#+/-                                      2.90          03/01/2041        5,500,000
     700,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR MILL
               POINT APARTMENTS PROJECT SERIES A US BANK TRUST NA LOC
               (HOUSING REVENUE LOC)#+/-                                      2.83          01/01/2030          700,000

                                                                                                             31,225,000
                                                                                                          -------------

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                              INTEREST RATE    MATURITY DATE      VALUE
WEST VIRGINIA - 2.98%
$ 17,800,000   MARION COUNTY WV COMMISSION SOLID WASTE DISPOSAL
               FACILITIES REVENUE GRANT TOWN PROJECT A (SOLID WASTE
               REVENUE LOC)#+/-                                               2.76%         10/01/2017    $  17,800,000
                                                                                                          -------------

WISCONSIN - 2.79%
   1,830,000   ASHWAUBENON WI VALLEY PACKAGING SUPPLY COMPANY PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE)#+/-                           2.88          05/01/2020        1,830,000
   1,285,000   MIDDLETON WI FRISTAM PUMPS INCORPORATED PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE)#+/-                           2.88          05/01/2020        1,285,000
   3,500,000   MILWAUKEE WI REDEVELOPMENT AUTHORITY HELWIG CARBON
               PRODUCTS SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)#+/-         2.88          11/01/2028        3,500,000
   3,300,000   NEW LONDON WI WOHLT CHEESE CORPORATION PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE)#+/-                           2.88          07/01/2021        3,300,000
   6,700,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY
               HOME OWNERSHIP REVENUE SERIES I FSA INSURED (HOUSING
               REVENUE LOC)#+/-                                               2.75          09/01/2032        6,700,000
      30,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY
               HOUSING REVENUE SERIES F (HOUSING REVENUE LOC)#+/-             2.59          11/01/2033           30,000
      10,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY
               SERIES D (ECONOMIC DEVELOPMENT REVENUE, MBIA INSURED)#+/-      2.59          05/01/2034           10,000
      10,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY
               SERIES H (ECONOMIC DEVELOPMENT REVENUE, MBIA INSURED)#+/-      2.59          11/01/2033           10,000

                                                                                                             16,665,000
                                                                                                          -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $548,641,092)                                                           548,641,092
                                                                                                          -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $593,681,092)*                                   99.29%                                             $ 593,681,092
OTHER ASSETS AND LIABILITIES, NET                       0.71                                                  4,243,406
                                                      ------                                              -------------
TOTAL NET ASSETS                                      100.00%                                             $ 597,924,498
                                                      ======                                              =============

# THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2005

                               WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                 MUNICIPAL
                                                                                              MONEY MARKET
                                                                                                      FUND
-----------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ........................................................   $  593,681,092
                                                                                            --------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ......................................      593,681,092
                                                                                            --------------
  CASH ..................................................................................           50,061
  RECEIVABLE FOR INVESTMENTS SOLD .......................................................        1,900,141
  RECEIVABLES FOR DIVIDENDS AND INTEREST ................................................        2,824,267
                                                                                            --------------
TOTAL ASSETS ............................................................................      598,455,561
                                                                                            --------------

LIABILITIES
  DIVIDENDS PAYABLE .....................................................................           30,304
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................................          244,300
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...............................          131,707
  ACCRUED EXPENSES AND OTHER LIABILITIES ................................................          124,752
                                                                                            --------------
TOTAL LIABILITIES .......................................................................          531,063
                                                                                            --------------
TOTAL NET ASSETS ........................................................................   $  597,924,498
                                                                                            --------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL .......................................................................   $  597,967,818
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................          (43,320)
                                                                                            --------------
TOTAL NET ASSETS ........................................................................   $  597,924,498
                                                                                            --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
----------------------------------------------------------------------------------------------------------
  NET ASSETS - INVESTOR CLASS ...........................................................   $  597,924,498
  SHARES OUTSTANDING - INVESTOR CLASS ...................................................      597,967,810
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS .........................   $         1.00
                                                                                            --------------
INVESTMENTS AT COST .....................................................................   $  593,681,092
                                                                                            ==============

(1)   THE FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                  STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------

                                                                                           MUNICIPAL MONEY
                                                                                               MARKET FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INTEREST ..............................................................................  $    16,628,648
                                                                                           ---------------
TOTAL INVESTMENT INCOME .................................................................       16,628,648
                                                                                           ---------------
EXPENSES
  ADVISORY FEES .........................................................................        1,624,542
  ADMINISTRATION FEES ...................................................................        3,178,951
  CUSTODY FEES ..........................................................................           96,606
  SHAREHOLDER SERVICING FEES ............................................................          894,359
  ACCOUNTING FEES .......................................................................           35,121
  PROFESSIONAL FEES .....................................................................           44,530
  REGISTRATION FEES .....................................................................           25,190
  SHAREHOLDER REPORTS ...................................................................           62,575
  TRUSTEES' FEES ........................................................................           34,197
  OTHER FEES AND EXPENSES ...............................................................          215,655
                                                                                           ---------------
TOTAL EXPENSES ..........................................................................        6,211,726
                                                                                           ===============

LESS:
----------------------------------------------------------------------------------------------------------
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........................................       (1,433,000)
  NET EXPENSES ..........................................................................        4,778,726
                                                                                           ---------------
NET INVESTMENT INCOME (LOSS) ............................................................       11,849,922
                                                                                           ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:

  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......................          (43,320)
                                                                                           ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............................................          (43,320)
                                                                                           ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..................................          (43,320)
                                                                                           ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................  $    11,806,602
                                                                                           ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                               WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                              MUNICIPAL MONEY MARKET FUND
                                                                                        ---------------------------------------
                                                                                                   FOR THE              FOR THE
                                                                                                YEAR ENDED           YEAR ENDED
                                                                                          OCTOBER 31, 2005     OCTOBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ...............................................................  $      875,447,446   $    1,563,333,313

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .......................................................          11,849,922            8,942,275
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................................             (43,320)                   0
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................          11,806,602            8,942,275
                                                                                        ------------------   ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME ..............................................................         (11,849,922)          (8,942,275)
                                                                                        ------------------   ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................................         (11,849,922)          (8,942,275)
                                                                                        ------------------   ------------------

CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD ..........................................................         606,517,099        1,127,552,465
  REINVESTMENT OF DISTRIBUTIONS ......................................................          12,512,687            8,528,232
  COST OF SHARES REDEEMED ............................................................        (896,509,414)      (1,823,966,564)
                                                                                        ------------------   ------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS .................................................................        (277,479,628)        (687,885,867)
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS ................................................        (277,522,948)        (687,885,867)
                                                                                        ------------------   ------------------
ENDING NET ASSETS ....................................................................  $      597,924,498   $      875,447,446
                                                                                        ------------------   ------------------
SHARES ISSUED AND REDEEMED:

  SHARES SOLD ........................................................................         606,517,099        1,127,552,464
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .....................................          12,512,550            8,528,369
  SHARES REDEEMED ....................................................................        (896,509,424)      (1,823,966,564)
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS .................................................................        (277,479,775)        (687,885,731)
                                                                                        ------------------   ------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ................................  $                0   $                0
                                                                                        ==================   ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     NET REALIZED
                                            BEGINNING         NET             AND  DISTRIBUTIONS  DISTRIBUTIONS
                                            NET ASSET  INVESTMENT      UNREALIZED       FROM NET       FROM NET
                                            VALUE PER      INCOME  GAIN (LOSS) ON     INVESTMENT       REALIZED
                                                SHARE      (LOSS)     INVESTMENTS         INCOME          GAINS
---------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .....  $    1.00        0.02            0.00          (0.02)          0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .....  $    1.00        0.01            0.00          (0.01)          0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .....  $    1.00        0.01            0.00          (0.01)          0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .....  $    1.00        0.01            0.00          (0.01)          0.00
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .....  $    1.00        0.03            0.00          (0.03)          0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                               WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                       -----------------------------------------------
                                               ENDING
                                            NET ASSET                                                                NET ASSETS AT
                                            VALUE PER  NET INVESTMENT      GROSS   EXPENSES        NET      TOTAL    END OF PERIOD
                                                SHARE   INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES  RETURN(2)  (000'S OMITTED)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .....  $    1.00       1.64%           0.86%     (0.20)%     0.66%      1.69%  $      597,924
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .....  $    1.00       0.81%           0.65%     (0.02)%     0.63%      0.83%  $      875,447
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .....  $    1.00       0.94%           0.61%      0.00%      0.61%      0.92%  $    1,563,333
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .....  $    1.00       1.42%           0.58%      0.00%      0.58%      1.42%  $    2,066,885
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .....  $    1.00       3.29%           0.57%      0.00%      0.57%      3.35%  $    3,002,068

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and at October 31, 2005 was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Municipal Money Market Fund. The Fund is a diversified series of the Trust.

      In September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund") acquired substantially all of the net assets of the following Target Fund ("Target Fund") through a tax-free exchange under section 368 of the Internal Revenue Code.

              Acquiring Fund                             Target Fund

   WELLS FARGO ADVANTAGE MUNICIPAL MONEY        STRONG MUNICIPAL MONEY MARKET
       MARKET FUND - INVESTOR CLASS                  FUND-INVESTOR CLASS

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, the Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at October 31, 2005.

      At October 31, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

Fund                                   Year Expires   Capital Loss Carryforwards

MUNICIPAL MONEY MARKET FUND                2013                $ 43,320

NOTES TO FINANCIAL STATEMENTS

                               WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                           Sub-Advisory*
                                                    Advisory Fees**                                          Fees (% of
                                Average Daily        (% of Average                       Average Daily     Average Daily
Fund                              Net Assets       Daily Net Assets)    Sub-Adviser        Net Assets        Net Assets)
MUNICIPAL MONEY MARKET FUND   $0 -  $999 million        0.300         Wells Capital    $0 - $1 billion          0.05
                              $1 - $4.99 billion        0.275            Management       > $1 billion          0.04
                                 > $4.99 billion        0.250          Incorporated

* At the April 2005 meeting, the Board of the Trust reapproved the sub-advisory agreements among Funds Trust, Funds Management and the respective sub-advisers, including the compensation payable to each sub-adviser for providing investment advisory services to certain of the Wells Fargo Funds.

      Effective January 1, 2006 the investment sub-adviser(s) will be entitled to be paid a monthly fee at the following rates:

                                                                                  Sub-Advisory
                                                                                  Fees (% of
                                                             Average Daily       Average Daily
Fund                                 Sub-Adviser               Net Assets         Net Assets)
MUNICIPAL MONEY MARKET FUND   Wells Capital Management   $  0   - $100 million       0.200
                                    Incorporated         $100   - $200 million       0.175
                                                         $300   - $500 million       0.150
                                                                > $500 million       0.100

** Effective April 11, 2005. Prior to January 1, 2005, Strong Capital Management, Inc. ("SCM") served as investment adviser to the predecessor Strong Fund and was entitled to receive an annual fee at the following rate; from January 1, 2005 through April 10, 2005, Funds Management served as interim adviser and was entitled to receive an annual fee at the same rate.

                                                                 Advisory Fees
                                                                 (% of Average
Fund                                                           Daily Net Assets)

MUNICIPAL MONEY MARKET FUND                                           0.15

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                 Admin Fees***
                                            Average Daily        (% of Average
                                             Net Assets        Daily Net Assets)

MUNICIPAL MONEY MARKET FUND              $0  - $4.99 billion          0.44
                                         $5  - $9.99 billion          0.43
                                             > $9.99 billion          0.42

*** Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rate:

                                                                  % of Average
                                                                Daily Net Assets

INVESTOR CLASS                                                        0.37

      The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS"). BFDS served as the transfer agent to each of the predecessor Strong Funds effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      For financial statement presentation, transfer agent fees for the period from November 1, 2004 through April 10, 2005, as shown below, are included as part of administration fees.

                                                         Transfer Agent Fees and
                                                          Other Related Expenses

MUNICIPAL MONEY MARKET FUND                                     $ 244,979

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rate:

                                                                  % of Average
                                                                Daily Net Assets

MUNICIPAL MONEY MARKET FUND                                           0.02

      Prior to February 14, 2005, State Street Bank and Trust Co. ("State Street") served as custodian for the predecessor Strong Fund. State Street was entitled to receive certain fees, primarily based on transactions of the Fund.

SHAREHOLDER SERVICING FEES

      Effective April 11, 2005, the Trust has entered into contracts with one or more shareholder servicing agents, whereby the Fund is charged the following annual fees:

                                                                  % of Average
Fund                                                            Daily Net Assets

MUNICIPAL MONEY MARKET FUND                                           0.25

      For the year ended October 31, 2005, shareholder servicing fees paid by the Fund are disclosed on the Statement of Operations.

Fund                                                              Investor Class

MUNICIPAL MONEY MARKET FUND                                          $ 894,359

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to February 14, 2005, State Street served as fund accountant for each of the predecessor Strong Funds. Fund accounting fees were paid by the Fund's administrator and not by the Fund.

WAIVED FEES AND REIMBURSED EXPENSES

      Effective April 11, 2005, Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. The Fund's adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratio in effect from April 11, 2005 through October 31, 2005, was as follows:

                                                                   Net Operating
                                                                      Expense
Fund                                                                   Ratio

MUNICIPAL MONEY MARKET FUND                                            0.64%

      Prior to April 11, 2005, the predecessor Strong Funds' adviser ("SCM") and/or administrator ("SISI") could voluntarily waive or absorb certain expenses at their discretion. SISI also allocated to each fund certain charges or credits resulting from transfer agency banking activities based on each Class' level subscription and redemption activity. Transfer Agency Banking Credits allocated by SISI, if any, served to reduce the transfer agency expenses incurred by the funds. From November 1, 2004 through April 10, 2005, the expense offsets that were included in the waived fees and reimbursed expenses amount in the Statement of Operations were as follows:

                                                               Waived Fees and
                                                             Reimbursed Expenses

MUNICIPAL MONEY MARKET FUND
   FUND LEVEL                                                $             2,740
   INVESTOR CLASS                                                         12,192

NOTES TO FINANCIAL STATEMENTS

                               WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

4. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004 were as follows:

                                                                    Long-Term       Dividends Paid
                       Tax-exempt Income       Ordinary Income     Capital Gain     on Redemptions              Total
Fund                  2005           2004       2005     2004     2005     2004     2005     2004        2005           2004
MUNICIPAL MONEY
MARKET FUND       $ 11,849,922   $ 8,942,275     $   0  $   0    $   0   $    0    $   0    $   0    $ 11,849,922   $ 8,942,275

      As of October 31, 2005, the components of distributable earnings on a tax basis are shown on the table below.

                  Undistributed   Undistributed   Undistributed     Unrealized
                    Tax-Exempt       Ordinary       Long-Term      Appreciation    Capital Loss
Fund                  Income          Income           Gain       (Depreciation)   Carryforward     Total
MUNICIPAL MONEY
MARKET FUND            $ 0              $ 0            $ 0             $ 0          $ (43,320)    $ (43,320)

5. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Municipal Money Market Fund (the "Fund"), one of the funds constituting the Wells Fargo Funds Trust, as of October 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year ended October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights of the Municipal Money Market Fund for the years ended October 31, 2004 and prior, were audited by other auditors whose report dated December 6, 2004, expressed an unqualified opinion on those financial statements and financial highlights.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned fund of the Wells Fargo Funds Trust as of October 31, 2005, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                    /s/ KPMG LLP

Philadelphia, Pennsylvania
December 21, 2005

OTHER INFORMATION (UNAUDITED)

                               WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for the Fund are publicly available on the Fund's Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of the fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TAX INFORMATION

      For federal income tax purposes, the Fund designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

                                                             Ordinary Income
Fund                                                     Dividend Distribution %

MUNICIPAL MONEY MARKET FUND                                       100.00

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of the Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term; however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE **        PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987         Associate Professor of Finance,           None
63                                                    Wake Forest University,
                                                      Calloway School of Business
                                                      and Accountancy.
-------------------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998         Chairman, CEO, and Co-                    None
63                        (Chairman, since 2005)      Founder of Crystal Geyser
                                                      Water Company and President
                                                      of Crystal Geyser Roxane Water
                                                      Company.
-------------------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987         Retired. Prior thereto, President         None
72                                                    of Richard M. Leach Associates
                                                      (a financial consulting firm).
-------------------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996         Senior Counselor to the public            None
53                                                    relations firm of Himle-Horner
                                                      and Senior Fellow at the
                                                      Humphrey Institute,
                                                      Minneapolis, Minnesota (a public
                                                      policy organization).
-------------------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996         Principal in the law firm of              None
65                                                    Willeke & Daniels.
-------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***
                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE **        PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987         Private Investor/Real Estate              None
61                                                    Developer; Chairman of White
                                                      Point Capital, LLC.

-------------------------------------------------------------------------------------------------------------------
OFFICERS
                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**         PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003       Executive Vice President of               None
46                                                    Wells Fargo Bank, N.A. and
                                                      President of Wells Fargo Funds
                                                      Management, LLC. Senior Vice
                                                      President and Chief
                                                      Administrative Officer of Wells
                                                      Fargo Funds Management, LLC
                                                      from 2001 to 2003. Vice
                                                      President of Wells Fargo Bank,
                                                      N.A. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer, since 2003       Senior Vice President of Wells            None
36                                                    Fargo Bank, N.A. and Senior
                                                      Vice President of Operations for
                                                      Wells Fargo Funds
                                                      Management, LLC. Prior there-
                                                      to, Operations Manager at
                                                      Scudder Weisel Capital, LLC
                                                      from 2000 to 2001 and Director
                                                      of Shareholder Services at BISYS
                                                      Fund Services from 1999 to
                                                      2000.
-------------------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000       Vice President and Managing               None
45                                                    Senior Counsel of Wells Fargo
                                                      Bank, N.A. and Senior Vice
                                                      President and Secretary of Wells
                                                      Fargo Funds Management, LLC.
                                                      Vice President and Senior
                                                      Counsel of Wells Fargo Bank,
                                                      N.A. from 1996 to 2003.
-------------------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the fund's Website at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of October 31, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

LIST OF ABBREVIATIONS          WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depositary Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depositary Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds Retail Investment
Professionals: 888-877-9275 Institutional Investment
Professionals: 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds' Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

                -----------------------------------------------------
                NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
                -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2005 Wells Fargo Advantage Funds, LLC.  All rights reserved.

                       www.wellsfargo.com/advantagefunds          RT54058 12-05
                                                                AMMR/AR115 10-05

                                                           [LOGO]
                                                            WELLS  ADVANTAGE
                                                            FARGO  FUNDS

                                                            OCTOBER 31, 2005

[GRAPHIC OMITTED]                                              Annual Report

      WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

      Wells Fargo Advantage C&B Mid Cap Value Fund

      Wells Fargo Advantage Common Stock Fund

      Wells Fargo Advantage Mid Cap Growth Fund

      Wells Fargo Advantage Small Cap Growth Fund

      Wells Fargo Advantage Small Cap Opportunities Fund

      Wells Fargo Advantage Small Cap Value Fund

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------

Performance Highlights
--------------------------------------------------------------------------------
   C&B Mid Cap Value Fund ................................................     2
   Common Stock Fund .....................................................     4
   Mid Cap Growth Fund ...................................................     6
   Small Cap Growth Fund .................................................     8
   Small Cap Opportunities Fund ..........................................    10
   Small Cap Value Fund ..................................................    12

Fund Expenses ............................................................    14
--------------------------------------------------------------------------------

Portfolio of Investments
--------------------------------------------------------------------------------
   C&B Mid Cap Value Fund ................................................    17
   Common Stock Fund .....................................................    20
   Mid Cap Growth Fund ...................................................    24
   Small Cap Growth Fund .................................................    28
   Small Cap Opportunities Fund ..........................................    33
   Small Cap Value Fund ..................................................    39

Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................    48
   Statements of Operations ..............................................    50
   Statements of Changes in Net Assets ...................................    54
   Financial Highlights ..................................................    62

Notes to Financial Highlights ............................................    68
--------------------------------------------------------------------------------

Notes to Financial Statements ............................................    69
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm ..................    81
--------------------------------------------------------------------------------

Other Information (Unaudited) ............................................    82
--------------------------------------------------------------------------------

List of Abbreviations ....................................................    85
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
--------------------------------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS annual report for the period ending October 31, 2005. Many of our shareholders received an Annual Report from us less than twelve months ago. This report will cover performance for a one month, ten month, or twelve month period (depending on the Fund) through October 31, 2005.

      The reason for this variable time reporting is that a number of the funds involved in the April 2005 reorganization of WELLS FARGO FUNDS and the STRONG FUNDS(R) had different fiscal year-end dates. Although the timing of this annual report may closely follow the previous annual report, the commentary and financials reflect a period through October 31, 2005.

      On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook, and information about each Fund's portfolio.

EQUITY MARKET OVERVIEW
--------------------------------------------------------------------------------

      For the past twelve months, the economy was on track for broad-based growth, but lost steam midway through with rising interest rates and higher energy costs threatening economic expansion. Growth slowed during the second quarter to 3.3%, down from first quarter's 3.8% rate. The third quarter ended with the unfortunate news of the disasters from Hurricanes Katrina and Rita.

      The damage Katrina and Rita inflicted on U.S. Gulf Coast refineries had investors bracing for even higher fuel costs and had threatened to further slow economic growth in the fourth quarter. However, energy prices began to fall during the second half of October, even as the Energy Information Agency predicted significant increases in the cost of heating oil and natural gas for the coming winter months. Both the price of oil and natural gas dropped over 10% during the month of October, with oil prices falling to $60 per barrel on the last day of October.

      Interest rates continued to push higher throughout the third quarter with the Federal funds target rate ending at 3.75%. U.S. equity markets generally traded within a narrow range, with most indices posting losses during October. The technology-laden NASDAQ Composite Index (Nasdaq Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks--you cannot invest directly in an index) lost about 1.50% during the month. In general, small cap stocks have performed exceedingly well during the past six years, but have experienced large performance swings during 2005.

PERFORMANCE PATTERN REMAINS VARIABLE
--------------------------------------------------------------------------------

      Falling oil prices and steady, long-term interest rates helped stocks end 2004 on an up note, contributing a significant gain to the S&P 500 Index. However, by the end of first quarter 2005, the S&P 500 Index experienced its worst quarterly loss in two years. The weakness was fairly broad based, with only energy and utility stocks showing gains.

      Stocks continued to seesaw during the second quarter of 2005, leaving the S&P 500 Index with a moderate gain that failed to counter its first quarter's losses. Utilities, financial services, and health care stocks occupied top performance slots during that quarter. This modest rally extended through the third quarter, when stocks managed to move higher during the immediate aftermath of the two U.S. Gulf Coast hurricanes. Energy stocks dominated third quarter performance with double-digit returns.

      By October 31, 2005, data showed the third quarter Gross Domestic Product
(GDP) at 3.8%. Housing continued to exhibit signs of strength with a steady volume of mortgage applications for home purchases. Business spending remained healthy, which was supported by solid profits and cash surplus. Consumer sentiment was hurt by rising fuel costs, expressed in volatile auto sales, and may portend a change in consumer spending, which has been a force behind the economy during the past two years.

      Energy prices may remain near current levels in the coming months. Even if they do fall, as they did in October, rising costs over the past year are expected to impact consumers. The danger is that high energy bills, combined with higher prices on other consumer goods, may decrease discretionary spending.

LOOKING FORWARD, NOT BACK
--------------------------------------------------------------------------------

      Just as no one could have predicted the severity of the impact of the U.S. Gulf Coast hurricanes, no one can predict with certainty what's in store for the economy and the markets. That's one of the reasons we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective.

      While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track as you work to reach your financial goals. We offer funds across every key category, guided by skillful, independent money managers--our sub-advisers--who focus attention on particular investment styles. They share our dedication to pursuing consistent, long-term results and offer our investors the firm footing they need to navigate changing market conditions as they move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM)--we appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      THE WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND (the Fund) seeks maximum long-term total return, consistent with minimizing risk to principal.

ADVISER                                    SUB-ADVISER
     Wells Fargo Funds Management, LLC          Cooke & Bieler, L.P.

FUND MANAGERS                              INCEPTION DATE
     Kermit S. Eck, CFA                         02/18/1998
     Michael M. Meyer, CFA
     James R. Norris
     Edward W. O'Connor, CFA
     R. James O'Neil, CFA
     Mehul Trivedi, CFA

HOW DID THE FUND PERFORM OVER THE TWELVE-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 13.13%(1) (excluding sales charges) for the twelve-month period ending October 31, 2005, underperforming its benchmarks, the Russell Midcap(R) Index(2), which returned 18.09%, and the Russell Midcap(R) Value Index(3), which returned 19.50% for the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE PERIOD SHOWN. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND CLASS D SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's recent underperformance can be explained by two trends in the market: first was the dramatic increase in oil and gas prices; second was investors' flight to higher yielding stocks, such as utilities and real estate investment trusts (REITS). The Fund was significantly underweighted in both these areas relative to its benchmarks.

      Energy companies and utilities rarely fit our investment philosophy of making long-term investments in good quality businesses at attractive prices because during most periods energy and utility companies are relatively slow-growing, capital-intensive, and reliant on commodity pricing for growth. While there are times when these sectors can prosper, they tend to be intermittent and short-lived.

      Although oil and gas prices are difficult to predict, we understand that current price levels make alternative supplies--such as liquefied natural gas and heavy tar sands--economically viable. At the same time, we see how conservation helps drive gasoline prices down. We believe this downward trend will continue and anticipate declining oil and gas prices in the near future. Further, we think attraction to the utility sector will wane as we believe that its inability to grow will become more apparent.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We sold stocks that reached their price targets as well as those that triggered our concerns. Examples included Snap-On (global developer, manufacturer and marketer of tool and equipment solutions for professional tool users), Wendy's International (quick-serve restaurants), Becton Dickinson (manufacturer of a broad range of medical supplies, devices, laboratory equipment and diagnostic products) and Computer Sciences (provider of consulting, systems integration and design, IT and business process outsourcing, applications software, and Web).

      In contrast, we added companies to the portfolio that we believed to be financially strong and whose stocks we believe were undervalued. Examples included South Financial Group (provider of financial services to small and middle market businesses and consumers), CapitalSource (provider of loans to small and medium sized businesses), G&K Services (provider of branded identity apparel and facility services programs), Hain Celestial Group (manufacturer, marketer, distributor and seller of natural, organic, specialty and snack food products), Nordson Corporation (producer of precision dispensing equipment), Flextronics International (provider of electronics manufacturing services to original equipment manufacturers), Itron (provider of solutions for collecting, analyzing, and applying electric, gas, and water usage data worldwide), Valspar (engages in the manufacture and distribution of paint and coatings) and Seagate Technology (designer, manufacturer and marketer of rigid disc drives).

      We also reduced a few positions even though returns were positive, because of valuation concerns regarding the company's future business strategies. Medco Health Services (pharmacy benefit manager), Haemonetics (developer and manufacturer of technology), Tommy Hilfiger (sportswear, jeanswear and childrenswear retailer) and Carlisle Companies (manufacturer and distributer of roofing, construction and trucking supplies) fall into the reduction category. A few of the detractors to the Fund's performance for the period included Jones Apparel Group (designer and marketer of branded apparel, footwear and accessories), Superior Industries International (designer and manufacturer motor vehicle parts), and Big Lots (broadline closeout retailer). Moving forward, we remain confident in the long-term prospects for these securities.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We are focused on finding high-quality, competitively advantaged businesses selling at prices below their long-term potential. While there is a risk of short-term underperformance, our investment strategy strives for long-term outperformance. We remain encouraged by all our holdings.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

The views expressed are as of October 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

                                                       Including Sales Charge                   Excluding Sales Charge
                                              ---------------------------------------  ---------------------------------------
                                              6-Months*  1-Year  5-Year  Life of Fund  6-Months*  1-Year  5-Year  Life of Fund
C&B Mid Cap Value Fund - Class A
   (Incept. Date 7/26/2004)                      1.37      6.64   12.36     11.94         7.56     13.13   13.70     12.80
C&B Mid Cap Value Fund - Class B
   (Incept. Date 7/26/2004)                      2.14      7.28   12.62     11.97         7.14     12.28   12.86     11.97
C&B Mid Cap Value Fund - Class C
   (Incept. Date 7/26/2004)                      6.14     11.28   12.86     11.97         7.14     12.28   12.86     11.97
C&B Mid Cap Value Fund - Class D
   (Incept. Date 2/18/1998)                                                               7.61     13.29   13.73     12.82
C&B Mid Cap Value Fund - Administrator Class
   (Incept. Date 7/26/2004)                                                               7.65     13.39   13.77     12.84
C&B Mid Cap Value Fund - Institutional Class
   (Incept. Date 7/26/2004)                                                               7.79     13.71   13.84     12.89
Benchmarks
   Russell Midcap(R) Index(2)                                                            10.56     18.09    6.85      8.69
   Russell Midcap(R) Value Index(3)                                                       9.83     19.50   12.82      9.71

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(4) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.06
Price to Earnings Ratio (trailing 12 months)                              18.63x
Price to Book Ratio                                                        2.30x
Median Market Cap. ($B)                                                 $  2.14
Portfolio Turnover                                                           30%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      24%
Consumer Staples                                                             4%
Financials                                                                  12%
Health Care                                                                  9%
Industrials                                                                 24%
Information Technology                                                      22%
Materials                                                                    5%

TEN LARGEST EQUITY HOLDINGS(4),(5) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Mettler-Toledo International Incorporated                                  4.98%
Big Lots Incorporated                                                      4.35%
Entegris Incorporated                                                      4.25%
MoneyGram International Incorporated                                       3.86%
Zale Corporation                                                           3.82%
Hubbell Incorporated Class B                                               3.75%
Parametric Technology Corporation                                          3.63%
Pall Corporation                                                           3.51%
Hain Celestial Group Incorporated                                          3.19%
CBRL Group Incorporated                                                    3.17%

GROWTH OF $10,000 INVESTMENT(6) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

            WELLS FARGO ADVANTAGE C&B MID CAP  WELLS FARGO ADVANTAGE C&B MID CAP  RUSSELL MIDCAP(R)  RUSSELL MIDCAP(R)
   DATE            VALUE FUND - CLASS A        VALUE FUND - ADMINISTRATOR CLASS     VALUE INDEX           INDEX
----------  ---------------------------------  ---------------------------------  -----------------  ------------------
2/18/1998                 9,425                            10,000                        10,000             10,000
2/28/1998                 9,632                            10,220                        10,668             10,782
3/31/1998                10,160                            10,780                        11,217             11,293
4/30/1998                10,019                            10,630                        11,155             11,321
5/31/1998                10,009                            10,620                        10,894             10,971
6/30/1998                 9,509                            10,089                        10,929             11,123
7/31/1998                 9,036                             9,588                        10,375             10,592
8/31/1998                 7,741                             8,214                         8,916              8,898
9/30/1998                 8,053                             8,545                         9,436              9,474
10/31/1998                9,170                             9,729                        10,047             10,120
11/30/1998                9,208                             9,770                        10,400             10,599
12/31/1998                9,484                            10,063                        10,717             11,221
1/31/1999                 8,982                             9,530                        10,467             11,202
2/28/1999                 8,640                             9,167                        10,237             10,829
3/31/1999                 8,830                             9,369                        10,383             11,168
4/30/1999                 9,467                            10,044                        11,366             11,993
5/31/1999                 9,562                            10,145                        11,414             11,959
6/30/1999                10,664                            11,315                        11,544             12,381
7/31/1999                10,541                            11,184                        11,255             12,041
8/31/1999                 9,713                            10,306                        10,866             11,729
9/30/1999                 9,323                             9,892                        10,316             11,317
10/31/1999                9,371                             9,942                        10,620             11,853
11/30/1999                9,447                            10,023                        10,425             12,194
12/31/1999                9,467                            10,044                        10,705             13,267
1/31/2000                 9,359                             9,930                        10,065             12,828
2/29/2000                 9,086                             9,640                         9,644             13,814
3/31/2000                10,028                            10,640                        10,813             14,605
4/30/2000                10,360                            10,992                        10,856             13,913
5/31/2000                11,338                            12,029                        11,042             13,545
6/30/2000                11,374                            12,067                        10,631             13,945
7/31/2000                11,550                            12,254                        10,879             13,789
8/31/2000                12,098                            12,836                        11,546             15,111
9/30/2000                12,115                            12,853                        11,657             14,895
10/31/2000               12,536                            13,301                        11,879             14,665
11/30/2000               12,576                            13,343                        11,724             13,345
12/31/2000               13,351                            14,165                        12,758             14,361
1/31/2001                14,276                            15,146                        12,712             14,592
2/28/2001                14,618                            15,510                        12,658             13,704
3/31/2001                13,968                            14,820                        12,307             12,854
4/30/2001                14,395                            15,273                        12,984             13,953
5/31/2001                15,331                            16,266                        13,352             14,213
6/30/2001                15,252                            16,182                        13,174             14,079
7/31/2001                15,679                            16,635                        13,122             13,676
8/31/2001                15,491                            16,436                        12,882             13,150
9/30/2001                14,236                            15,104                        11,653             11,565
10/31/2001               14,810                            15,713                        11,715             12,023
11/30/2001               15,760                            16,721                        12,535             13,030
12/31/2001               16,710                            17,730                        13,054             13,553
1/31/2002                16,710                            17,730                        13,186             13,472
2/28/2002                17,019                            18,057                        13,401             13,329
3/31/2002                17,984                            19,081                        14,086             14,129
4/30/2002                18,182                            19,291                        14,076             13,855
5/31/2002                18,348                            19,467                        14,055             13,698
6/30/2002                17,631                            18,706                        13,428             12,780
7/31/2002                15,944                            16,916                        12,113             11,533
8/31/2002                15,635                            16,589                        12,254             11,596
9/30/2002                13,972                            14,824                        11,017             10,526
10/31/2002               14,501                            15,385                        11,367             11,058
11/30/2002               15,571                            16,520                        12,083             11,826
12/31/2002               15,124                            16,046                        11,795             11,360
1/31/2003                14,672                            15,566                        11,469             11,130
2/28/2003                14,087                            14,946                        11,279             10,983
3/31/2003                14,463                            15,345                        11,317             11,091
4/30/2003                15,788                            16,751                        12,178             11,897
5/31/2003                17,025                            18,063                        13,250             12,985
6/30/2003                17,391                            18,451                        13,342             13,117
7/31/2003                18,031                            19,131                        13,757             13,549
8/31/2003                18,870                            20,021                        14,245             14,137
9/30/2003                18,175                            19,283                        14,135             13,960
10/31/2003               19,831                            21,040                        15,172             15,026
11/30/2003               20,295                            21,533                        15,612             15,447
12/31/2003               21,021                            22,303                        16,286             15,910
1/31/2004                21,311                            22,610                        16,715             16,373
2/29/2004                21,611                            22,930                        17,129             16,725
3/31/2004                21,782                            23,110                        17,156             16,729
4/30/2004                21,247                            22,542                        16,431             16,114
5/31/2004                21,336                            22,637                        16,852             16,514
6/30/2004                22,127                            23,477                        17,453             16,971
7/31/2004                20,745                            22,010                        16,980             16,229
8/31/2004                20,756                            22,022                        17,254             16,299
9/30/2004                21,124                            22,424                        17,756             16,828
10/31/2004               21,057                            22,353                        18,167             17,292
11/30/2004               22,305                            23,690                        19,394             18,346
12/31/2004               23,317                            24,775                        20,146             19,127
1/31/2005                22,341                            23,740                        19,677             18,654
2/28/2005                23,099                            24,544                        20,364             19,230
3/31/2005                22,927                            24,373                        20,302             19,079
4/30/2005                22,146                            23,545                        19,767             18,471
5/31/2005                23,443                            24,921                        20,584             19,356
6/30/2005                24,074                            25,603                        21,257             19,876
7/31/2005                24,912                            26,491                        22,270             20,924
8/31/2005                23,936                            25,457                        22,096             20,777
9/30/2005                24,131                            25,676                        22,395             21,053
10/31/2005               23,822                            25,347                        21,710             20,422

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through February 28, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A,Class B,Class C,Class D,Administrator Class (formerly named Institutional Class) and Institutional Class (formerly named Select Class) shares of the WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND for periods prior to July 26, 2004, reflects the performance of the unnamed share class of the C&B Mid Cap Value Portfolio, the predecessor fund, adjusted to reflect the sales charges and expenses applicable to each share class.

(2) The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 25% of the total market capitalization of the Russell 1000(R) Index.You cannot invest directly in an Index.

(3) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index.You cannot invest directly in an Index.

(4) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(5) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(6) The chart compares the performance of the WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND Class A shares and Administrator Class shares for the life of the Fund with the Russell Midcap(R) Value Index and Russell Midcap(R) Index.The chart assumes a hypothetical investment of $10,000 in Class A shares and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE COMMON STOCK FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE COMMON STOCK FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
      Wells Fargo Funds Management,         Wells Capital Management
      LLC                                   Incorporated

FUND MANAGERS                          INCEPTION DATE
      Ann M. Miletti                        12/29/1989
      Richard T. Weiss

HOW DID THE FUND PERFORM OVER THE TEN-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 4.34%(1) (excluding sales charges) for the ten-month period ending October 31, 2005, underperforming its benchmark, the Russell Midcap(R) Index(2), which returned 6.76% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Detracting from performance during the period was the Fund's holdings in the media sector, where changes in advertising and delivery of media to consumers negatively affected stocks in the portfolio. Conversely, the largest contributor to Fund performance during the period was our overweighted position in the energy sector compared to the benchmark. The energy holdings in the Fund on average were up slightly less than 47%, providing a significant positive return versus the benchmark.

      During the period, poor stock selection in the industrial sector such as Alcoa Inc. (-22%), Pactiv Corp. (-22%), and Ryder System Inc. (-16%), detracted from performance for the ten-month period, while health care stocks in the portfolio were up more than 30%. Specifically, the Fund benefited from our holdings of Celgene Corp. (+106%), Omnicare Inc. (+56%), and Pharmaceutical Product Development Inc. (+41%).

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund adhered to its methodology of buying stocks that we believe are selling at a discount to their intrinsic private market value, and selling stocks that approach their private market value (the price a private investor would be willing to pay for the entire company, which we determine based on a company's cash flow, asset valuations, and competitive positioning). This discipline allows us to be patient with stocks that are out-of-favor with the market, which is becoming the exception as the market becomes more short-term focused. Our selection strategy of choosing equities on a stock-by-stock basis led us to be overweighted in the energy and consumer sectors and underweighted in the financial sector, and to a lesser extent the cyclical and health care stocks compared to the benchmark. These sector weightings were fairly consistent during this reporting period.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The market has experienced steady gains since early 2003, aided by strong growth in corporate earnings and low interest rates. We believe that the Federal Reserve Board may continue to raise interest rates, which may cause demand for housing to fall. If demand for housing decreases, home values may fall as well and limit consumer spending funded by equity lines of credit and refinancing. The Fund will continue to focus on individual companies and their valuation versus their private market value. We are optimistic that our process will continue to guide the Fund toward long-term outperformance.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of October 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE COMMON STOCK FUND.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

                                           Including Sales Charge                           Excluding Sales Charge
                               ----------------------------------------------  -----------------------------------------------
                               6-Months*  10-Months*  1-Year  5-Year  10-Year  6-Months*  10-Months*  1-Year  5-Year   10-Year
Common Stock Fund - Class A
   (Incept. Date 11/30/2000)      3.19      (1.68)      7.07   3.13    10.58     9.49        4.34      13.60    4.36     11.24
Common Stock Fund - Class B
   (Incept. Date 11/30/2000)      4.12      (1.32)      7.80   3.28    10.76     9.12        3.63      12.80    3.63     10.76
Common Stock Fund - Class C
   (Incept. Date 11/30/2000)      8.07       2.68      11.75   3.62    10.59     9.07        3.68      12.75    3.62     10.59
Common Stock Fund - Class Z
   (Incept. Date 12/29/1989)                                                     9.51        4.42      13.80    4.60     11.57
Benchmark
   Russell Midcap(R) Index(2)                                                   10.56        6.76      18.09    6.85     12.50

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.11
Price to Earnings Ratio (trailing 12 months)                              22.39x
Price to Book Ratio                                                        2.53x
Median Market Cap. ($B)                                                 $  4.76
Portfolio Turnover***                                                        33%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

***THIS MEASURE IS BASED ON TEN MONTHS OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Telecommunication Services                                                   1%
Consumer Discretionary                                                      25%
Consumer Staples                                                             3%
Energy                                                                      15%
Financials                                                                  11%
Health Care                                                                 11%
Industrials                                                                  8%
Information Technology                                                      18%
Materials                                                                    8%

TEN LARGEST EQUITY HOLDINGS(3),(4) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Burlington Resources Incorporated                                          2.80%
Noble Corporation                                                          2.68%
EOG Resources Incorporated                                                 2.54%
Cablevision Systems Corporation                                            2.32%
Smith International Incorporated                                           2.21%
Apache Corporated                                                          2.06%
Nabors Industries Limited                                                  1.80%
MedImmune Incorporated                                                     1.72%
City National Corporation                                                  1.67%
Sigma-Aldrich Corporation                                                  1.62%

GROWTH OF $10,000 INVESTMENT(5) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

            WELLS FARGO ADVANTAGE  WELLS FARGO ADVANTAGE
             COMMON STOCK FUND -    COMMON STOCK FUND -
   DATE            CLASS A                CLASS Z         RUSSELL MIDCAP(R) INDEX
----------  ---------------------  ---------------------  -----------------------
10/31/1995           9,427                 10,000                 10,000
11/30/1995           9,817                 10,417                 10,497
12/31/1995          10,085                 10,704                 10,559
1/31/1996           10,255                 10,888                 10,781
2/29/1996           10,548                 11,202                 11,034
3/31/1996           10,791                 11,464                 11,194
4/30/1996           11,084                 11,779                 11,511
5/31/1996           11,213                 11,919                 11,685
6/30/1996           10,873                 11,562                 11,509
7/31/1996           10,298                 10,953                 10,797
8/31/1996           10,808                 11,500                 11,311
9/30/1996           11,172                 11,890                 11,870
10/31/1996          11,322                 12,054                 11,965
11/30/1996          12,066                 12,849                 12,694
12/31/1996          12,105                 12,895                 12,564
1/31/1997           12,532                 13,353                 13,034
2/28/1997           12,540                 13,366                 13,015
3/31/1997           12,081                 12,881                 12,462
4/30/1997           12,402                 13,227                 12,772
5/31/1997           13,488                 14,389                 13,703
6/30/1997           13,887                 14,820                 14,152
7/31/1997           14,721                 15,715                 15,332
8/31/1997           15,028                 16,048                 15,166
9/30/1997           15,715                 16,785                 16,031
10/31/1997          14,781                 15,793                 15,408
11/30/1997          14,666                 15,676                 15,774
12/31/1997          14,958                 15,992                 16,209
1/31/1998           14,882                 15,916                 15,904
2/28/1998           15,973                 17,087                 17,147
3/31/1998           16,658                 17,825                 17,961
4/30/1998           16,874                 18,061                 18,005
5/31/1998           16,148                 17,290                 17,448
6/30/1998           16,165                 17,313                 17,690
7/31/1998           15,275                 16,366                 16,846
8/31/1998           12,726                 13,640                 14,151
9/30/1998           13,478                 14,449                 15,067
10/31/1998          14,692                 15,755                 16,095
11/30/1998          15,121                 16,221                 16,857
12/31/1998          15,887                 17,047                 17,845
1/31/1999           16,237                 17,428                 17,815
2/28/1999           15,538                 16,683                 17,222
3/31/1999           16,377                 17,588                 17,762
4/30/1999           17,897                 19,226                 19,074
5/31/1999           18,016                 19,361                 19,019
6/30/1999           18,988                 20,411                 19,690
7/31/1999           18,693                 20,100                 19,149
8/31/1999           17,968                 19,327                 18,654
9/30/1999           17,752                 19,100                 17,998
10/31/1999          18,996                 20,444                 18,851
11/30/1999          20,363                 21,923                 19,393
12/31/1999          22,218                 23,926                 21,099
1/31/2000           21,312                 22,958                 20,401
2/29/2000           22,381                 24,116                 21,969
3/31/2000           23,765                 25,615                 23,227
4/30/2000           22,402                 24,154                 22,128
5/31/2000           22,642                 24,420                 21,542
6/30/2000           22,274                 24,030                 22,179
7/31/2000           21,783                 23,508                 21,930
8/31/2000           23,526                 25,397                 24,032
9/30/2000           22,974                 24,809                 23,689
10/31/2000          22,089                 23,860                 23,323
11/30/2000          20,475                 22,123                 21,224
12/31/2000          21,862                 23,639                 22,840
1/31/2001           23,278                 25,163                 23,207
2/28/2001           21,774                 23,545                 21,795
3/31/2001           20,691                 22,396                 20,443
4/30/2001           22,145                 23,967                 22,191
5/31/2001           22,406                 24,272                 22,604
6/30/2001           21,896                 23,732                 22,392
7/31/2001           21,494                 23,299                 21,751
8/31/2001           20,344                 22,056                 20,914
9/30/2001           17,491                 18,972                 18,392
10/31/2001          18,684                 20,262                 19,121
11/30/2001          20,442                 22,185                 20,723
12/31/2001          21,426                 23,237                 21,555
1/31/2002           20,991                 22,778                 21,426
2/28/2002           20,437                 22,191                 21,199
3/31/2002           21,970                 23,859                 22,470
4/30/2002           21,100                 22,919                 22,035
5/31/2002           20,578                 22,355                 21,786
6/30/2002           18,719                 20,335                 20,325
7/31/2002           16,871                 18,338                 18,341
8/31/2002           17,089                 18,573                 18,442
9/30/2002           15,349                 16,681                 16,740
10/31/2002          16,643                 18,091                 17,586
11/30/2002          18,578                 20,194                 18,807
12/31/2002          17,252                 18,761                 18,066
1/31/2003           17,013                 18,502                 17,701
2/28/2003           16,937                 18,420                 17,467
3/31/2003           17,067                 18,561                 17,639
4/30/2003           18,274                 19,877                 18,920
5/31/2003           19,872                 21,615                 20,652
6/30/2003           20,132                 21,909                 20,860
7/31/2003           20,806                 22,649                 21,548
8/31/2003           21,633                 23,542                 22,484
9/30/2003           21,067                 22,931                 22,202
10/31/2003          22,394                 24,400                 23,897
11/30/2003          22,850                 24,893                 24,567
12/31/2003          23,894                 26,021                 25,304
1/31/2004           24,285                 26,455                 26,039
2/29/2004           24,840                 27,066                 26,599
3/31/2004           24,568                 26,773                 26,605
4/30/2004           23,752                 25,891                 25,628
5/31/2004           23,872                 26,021                 26,264
6/30/2004           24,405                 26,608                 26,990
7/31/2004           22,774                 24,834                 25,810
8/31/2004           22,502                 24,541                 25,922
9/30/2004           23,492                 25,633                 26,764
10/31/2004          24,068                 26,256                 27,502
11/30/2004          25,394                 27,712                 29,177
12/31/2004          26,204                 28,612                 30,419
1/31/2005           25,478                 27,829                 29,666
2/28/2005           26,285                 28,713                 30,583
3/31/2005           26,222                 28,657                 30,342
4/30/2005           24,972                 27,282                 29,375
5/31/2005           26,150                 28,580                 30,783
6/30/2005           26,769                 29,248                 31,611
7/31/2005           28,281                 30,906                 33,276
8/31/2005           27,936                 30,533                 33,044
9/30/2005           28,031                 30,623                 33,483
10/31/2005          27,340                 29,878                 32,479

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B, Class C and Class Z shares of the WELLS FARGO ADVANTAGE COMMON STOCK FUND for periods prior to April 11, 2005, reflects the performance of the Class A, Class B, Class C and Class Z shares, respectively, of the Strong Advisor Common Stock Fund, its predecessor fund. Performance shown for the Class A, Class B, and Class C shares for periods prior to November 30, 2000, reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect each class' respective sales charges and expenses.

(2) Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 25% of the total market capitalization of the Russell 1000(R) Index. You cannot invest directly in an Index.

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE COMMON STOCK FUND Class A and Class Z shares for the most recent ten years with the Russell Midcap(R) Index. The chart assumes a hypothetical investment of $10,000 in Class A and Class Z shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MID CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
      Wells Fargo Funds Management,         Wells Capital Management
      LLC                                   Incorporated

FUND MANAGERS                          INCEPTION DATE
      Jerome "Cam" Philpott, CFA            12/30/1994
      Stuart Roberts

HOW DID THE FUND PERFORM OVER THE ONE-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned (2.00)%(1) (excluding sales charge) for the one-month period ending October 31, 2005, outperforming the Russell Midcap(R) Growth Index(2), which returned (2.94)% and the Russell 2000(R) Index(3), which returned (3.11)% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Even though financial markets were weak during the month of October, our holdings in the industrials, information technologies, and energy sectors were top performers when compared to the Russell Midcap(R) Growth Index. While these sector returns were mild, our stock selection outperformed the benchmark.

      On the down side, our underweighted position in energy stocks compared to the Russell Midcap(R) Growth Index hurt Fund performance. We believe the valuations of the Fund's holdings in energy companies were artificially inflated all year due to strong commodity prices. However, during October, the price of oil declined along with the stock prices of most energy-related companies. The best returns from industrials stocks came from companies such as Monster Worldwide Inc., Terex Corp., and UTI Worldwide Inc. We also saw strong returns from companies related to the internet such as VeriSign Inc. and CheckFree Corp. Financial and health care sector stocks lagged in performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The portfolio's sector allocations changed little during the month. Minor adjustments were driven by market movements rather than portfolio strategy. For example, Sierra Health Services neared its target price based on our research and we trimmed it from the portfolio.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      As we look toward the beginning of a new reporting period, we are aware of the potential impact of higher interest rates combined with the expectation of higher energy prices. With winter months approaching, we are also concerned that natural gas supplies may be limited. Despite fear that higher gas prices might constrain consumer buying, same-store sales comparisons for Wal-Mart, a retail market leader and bellwether often used as an anecdotal measurement of consumer spending, sentiment, and trade, shows consumer spending at a higher rate than expected. While rising interest rates and higher energy prices have the ability to slow the U.S. economy, we feel the Federal Reserve Board's consistent decision to raise short-term rates also reflects its confidence in the underlying strength of the economy. We believe individual company fundamentals will determine the direction of equity prices over the long term, and we remain confident about the companies in our portfolio.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CONSULT A FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of October 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MID CAP GROWTH FUND.

(1) The Fund's Adviser has committed through April 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE MID CAP GROWTH FUND was named the Wells Fargo Montgomery Mid Cap Growth Fund. Performance shown for Class A, Class B and Class C shares of the Fund for the periods prior to June 9, 2003 reflects the performance of the Class R shares of the Montgomery Mid Cap Growth Fund, its predecessor fund, adjusted to reflect each class'respective sales charges and expenses. Performance shown for Class Z shares of the Fund for periods prior to April 11, 2005 reflects the performance of the Class A shares of the Fund and includes fees and expenses that are not applicable to and are lower than those of Class Z.

(2) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth index. You cannot invest directly in an Index.

(3) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

                                                 Including Sales Charge                        Excluding Sales Charge
                                      --------------------------------------------  --------------------------------------------
                                      1-Month*  6-Months*  1-Year  5-Year  10-Year  1-Month*  6-Months*  1-Year  5-Year  10-Year
Mid Cap Growth Fund - Class A
   (Incept. Date 12/30/1994)           (7.64)     5.89      5.38   (3.55)    7.47    (2.00)     12.35     11.81  (2.40)    8.11
Mid Cap Growth Fund - Class B
   (Incept. Date 06/09/2003)           (7.08)     7.07      5.91   (3.56)    7.32    (2.08)     12.07     10.91  (3.11)    7.32
Mid Cap Growth Fund - Class C
   (Incept. Date 06/09/2003)           (3.08)    11.07      9.91   (3.11)    7.32    (2.08)     12.07     10.91  (3.11)    7.32
Mid Cap Growth Fund - Class Z
   (Incept. Date 04/11/2005)                                                         (2.00)     12.35     11.74  (2.50)    7.99
Benchmarks
   Russell Midcap(R) Growth Index(2)                                                 (2.94)     11.37     15.91  (3.71)    9.05
   Russell 2000(R) Index(3)                                                          (3.11)     12.25     12.08   6.75     9.53

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(4) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.02
Price to Earnings Ratio (trailing 12 months)                              23.90x
Price to Book Ratio                                                        3.72x
Median Market Cap. ($B)                                                 $  3.38
Portfolio Turnover***                                                        13%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

***THIS MEASURE IS BASED ON ONE MONTH OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION(4) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      19%
Energy                                                                       3%
Financials                                                                   7%
Health Care                                                                 20%
Industrials                                                                 25%
Information Technology                                                      20%
Telecommunication Services                                                   6%

TEN LARGEST EQUITY HOLDINGS(4),(5) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

NII Holdings Incorporated                                                  4.02%
Monster Worldwide Incorporated                                             3.39%
Resources Connection Incorporated                                          3.37%
CB Richard Ellis Group Incorporated Class A                                3.20%
Marvel Entertainment Incorporation                                         3.02%
Alliance Data Systems Corporation                                          2.34%
ITT Industries Incorporated                                                2.31%
Oshkosk Truck Corporation                                                  2.30%
Shire Pharmaceuticals Group plc ADR                                        2.20%
Sierra Health Services Incorporated                                        2.16%

GROWTH OF $10,000 INVESTMENT(6) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

            WELLS FARGO ADVANTAGE
            MID CAP GROWTH FUND -
   DATE            CLASS A         RUSSELL 2000(R) INDEX   RUSSELL MIDCAP(R) GROWTH INDEX
----------  ---------------------  ---------------------   ------------------------------
10/31/1995           9,425                 10,000                      10,000
11/30/1995           9,826                 10,420                      10,447
12/31/1995          10,056                 10,695                      10,453
1/31/1996            9,997                 10,683                      10,637
2/29/1996           10,287                 11,017                      11,040
3/31/1996           10,622                 11,241                      11,127
4/30/1996           11,531                 11,843                      11,664
5/31/1996           12,380                 12,309                      11,902
6/30/1996           11,728                 11,803                      11,543
7/31/1996           10,524                 10,773                      10,647
8/31/1996           11,004                 11,399                      11,222
9/30/1996           11,399                 11,845                      11,935
10/31/1996          11,367                 11,662                      11,795
11/30/1996          11,619                 12,143                      12,490
12/31/1996          11,979                 12,461                      12,279
1/31/1997           12,518                 12,710                      12,823
2/28/1997           11,788                 12,403                      12,540
3/31/1997           11,328                 11,817                      11,832
4/30/1997           11,285                 11,850                      12,121
5/31/1997           12,560                 13,169                      13,208
6/30/1997           13,460                 13,734                      13,573
7/31/1997           14,211                 14,373                      14,872
8/31/1997           14,905                 14,702                      14,727
9/30/1997           15,961                 15,778                      15,473
10/31/1997          15,444                 15,085                      14,698
11/30/1997          15,174                 14,987                      14,852
12/31/1997          15,220                 15,250                      15,047
1/31/1998           15,265                 15,009                      14,776
2/28/1998           16,449                 16,118                      16,166
3/31/1998           17,146                 16,782                      16,843
4/30/1998           17,138                 16,874                      17,072
5/31/1998           16,464                 15,965                      16,370
6/30/1998           16,389                 15,998                      16,833
7/31/1998           15,257                 14,702                      16,112
8/31/1998           12,964                 11,847                      13,037
9/30/1998           13,564                 12,775                      14,023
10/31/1998          14,456                 13,296                      15,056
11/30/1998          15,287                 13,993                      16,071
12/31/1998          16,428                 14,859                      17,735
1/31/1999           15,627                 15,056                      18,267
2/28/1999           14,198                 13,837                      17,374
3/31/1999           14,270                 14,053                      18,341
4/30/1999           14,992                 15,312                      19,177
5/31/1999           14,754                 15,535                      18,930
6/30/1999           15,722                 16,238                      20,252
7/31/1999           15,230                 15,793                      19,607
8/31/1999           14,563                 15,208                      19,403
9/30/1999           14,714                 15,211                      19,238
10/31/1999          15,405                 15,274                      20,726
11/30/1999          16,904                 16,186                      22,872
12/31/1999          19,523                 18,018                      26,832
1/31/2000           18,558                 17,728                      26,827
2/29/2000           21,244                 20,655                      32,467
3/31/2000           22,001                 19,293                      32,500
4/30/2000           20,884                 18,132                      29,345
5/31/2000           19,928                 17,075                      27,206
6/30/2000           22,398                 18,564                      30,093
7/31/2000           21,433                 17,966                      28,187
8/31/2000           25,030                 19,337                      32,438
9/30/2000           24,309                 18,768                      30,853
10/31/2000          23,209                 17,931                      28,741
11/30/2000          20,253                 16,090                      22,495
12/31/2000          22,374                 17,472                      23,680
1/31/2001           22,198                 18,382                      25,033
2/28/2001           19,508                 17,176                      20,703
3/31/2001           17,493                 16,336                      17,740
4/30/2001           19,427                 17,614                      20,697
5/31/2001           19,832                 18,047                      20,600
6/30/2001           19,765                 18,670                      20,610
7/31/2001           18,710                 17,660                      19,220
8/31/2001           17,629                 17,089                      17,827
9/30/2001           15,425                 14,789                      14,881
10/31/2001          15,452                 15,654                      16,445
11/30/2001          16,371                 16,866                      18,216
12/31/2001          17,018                 17,907                      18,908
1/31/2002           16,089                 17,720                      18,294
2/28/2002           15,609                 17,235                      17,257
3/31/2002           16,703                 18,620                      18,574
4/30/2002           16,359                 18,790                      17,591
5/31/2002           15,504                 17,956                      17,066
6/30/2002           14,529                 17,065                      15,183
7/31/2002           12,805                 14,488                      13,707
8/31/2002           12,865                 14,452                      13,660
9/30/2002           12,115                 13,414                      12,575
10/31/2002          12,535                 13,845                      13,549
11/30/2002          13,075                 15,080                      14,609
12/31/2002          12,160                 14,240                      13,726
1/31/2003           11,965                 13,846                      13,592
2/28/2003           11,755                 13,427                      13,473
3/31/2003           12,100                 13,601                      13,724
4/30/2003           13,150                 14,890                      14,659
5/31/2003           14,139                 16,488                      16,069
6/30/2003           14,378                 16,786                      16,298
7/31/2003           14,860                 17,837                      16,881
8/31/2003           15,734                 18,654                      17,811
9/30/2003           15,343                 18,309                      17,465
10/31/2003          16,518                 19,847                      18,873
11/30/2003          16,850                 20,551                      19,378
12/31/2003          16,789                 20,968                      19,589
1/31/2004           17,724                 21,878                      20,236
2/29/2004           18,086                 22,075                      20,576
3/31/2004           18,477                 22,281                      20,536
4/30/2004           17,664                 21,144                      19,957
5/31/2004           18,266                 21,480                      20,428
6/30/2004           18,598                 22,385                      20,753
7/31/2004           17,031                 20,878                      19,379
8/31/2004           16,578                 20,772                      19,141
9/30/2004           17,603                 21,746                      19,855
10/31/2004          18,387                 22,174                      20,528
11/30/2004          19,050                 24,097                      21,587
12/31/2004          20,397                 24,810                      22,621
1/31/2005           19,880                 23,776                      22,016
2/28/2005           19,429                 24,177                      22,573
3/31/2005           19,299                 23,486                      22,243
4/30/2005           18,299                 22,140                      21,363
5/31/2005           19,396                 23,590                      22,587
6/30/2005           19,913                 24,501                      23,007
7/31/2005           20,784                 26,054                      24,348
8/31/2005           20,623                 25,572                      24,199
9/30/2005           20,978                 25,652                      24,512
10/31/2005          20,558                 24,854                      23,791

--------------------------------------------------------------------------------

(4) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(5) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(6) The chart compares the performance of the WELLS FARGO ADVANTAGE MID CAP GROWTH FUND Class A for the most recent ten years with the Russell Midcap(R) Growth Index and Russell 2000(R) Index.The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
      Wells Fargo Funds Management,        Wells Capital Management Incorporated
      LLC

FUND MANAGERS                          INCEPTION DATE
      Jerome "Cam" Philpott, CFA           07/13/1990
      Stuart Roberts

HOW DID THE FUND PERFORM OVER THE ONE-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned (2.71%)(1) (excluding sales charge) for the one-month period ending October 31, 2005, outperforming its benchmark, the Russell 2000(R) Index(2), which returned (3.11%), and outperforming the Russell 2000(R) Growth Index(3) which returned (3.70%) during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z, ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Even though financial markets were weak during the month of October, industrials, energy, and health care sectors were our top performers when compared to the Russell 2000(R) Growth Index. While these sector returns were negative, our stock selection outperformed the benchmark.

      On the down side, our underweighted position in energy hurt Fund performance. We believe the valuations of the Fund's holdings in energy companies were artificially inflated all year due to strong commodity prices. However, during October, the price of oil declined along with the stock prices of other energy-related companies. Our best performers included Wesco International Inc. (distributor of electrical supplies and equipment and provider of integrated supply procurement services), Gardner Denver Inc. (designer, manufacturer, and marketer of compressor, vacuum, and fluid transfer products) and Children's Place Retail Stores (a specialty retailer of merchandise for children from newborn to ten years of age). We also saw strong returns from companies that responded to exceptional earnings results from Yahoo! and Google, while financials and information technology sector stocks lagged in performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The portfolio's sector allocations changed little during the month. Minor adjustments were driven by market movements rather than portfolio strategy. For example, Gardner Denver Inc., an industrials holding, neared its target price based on our research and we trimmed it from the portfolio.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      As we look toward the beginning of a new reporting period, we are aware of the potential impact of higher interest rates combined with the expectation of rising energy prices. With winter months approaching, we are also concerned that natural gas supplies may be limited. Despite fear that higher gas prices might constrain consumer buying, same-store sales comparisons for Wal-Mart, a retail market leader and bellwether often used as an anecdotal measurement of consumer spending, sentiment, and trade, show consumer spending exceeding expectations.

      While rising interest rates and higher energy prices have the ability to slow the U.S. economy, we feel the Federal Reserve Board's consistent decision to raise short-term rates reflects its confidence in the underlying strength of the economy. We also remain optimistic in the underlying strength of the economy and in the Fund's emphasis on identifying rapidly growing small-sized companies that are in an early or transitional stage of development and that appear to be undervalued and poised for growth.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CONSULT A FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of October 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND was named the Wells Fargo Montgomery Small Cap Fund. Performance shown for Class A, Class B and Class C shares of the Fund for the periods prior to June 9, 2003 reflects the performance of the Class R shares of the Montgomery Small Cap Fund, its predecessor fund, adjusted to reflect each class'respective sales charges and expenses.Performance shown for Institutional Class shares of the Fund for periods prior to April 11, 2005 reflects the performance of the Class A shares of the Fund and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class. Performance shown for Class Z shares of the Fund prior to April 11, 2005 reflects the performance of the Class A shares of the Fund and includes fees and expenses that are not applicable to and are higher than those of the Class Z shares. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown for the Administrator Class shares for periods prior to June 9, 2003 reflects the performance of the Class R shares of the Montgomery Small Cap Fund, its predecessor fund, and includes fees and expenses that are not applicable to the Administrator Class shares.

(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an Index.

(3) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

(4) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

                                                Including Sales Charge                        Excluding Sales Charge
                                     --------------------------------------------  --------------------------------------------
                                     1-Month*  6-Months*  1-Year  5-Year  10-Year  1-Month*  6-Months*  1-Year  5-Year  10-Year
Small Cap Growth Fund - Class A
   (Incept. Date 07/13/1990)          (8.31)      9.00      6.02  (3.14)   5.50     (2.71)     15.65     12.49  (1.98)   6.13
Small Cap Growth Fund - Class B
   (Incept. Date 06/09/2003)          (7.76)     10.32      6.59  (3.16)   5.34     (2.76)     15.32     11.59  (2.71)   5.34
Small Cap Growth Fund - Class C
   (Incept. Date 06/09/2003)          (3.84)     14.30     10.58  (2.70)   5.35     (2.84)     15.30     11.58  (2.70)   5.35
Small Cap Growth Fund - Class Z
   (Incept. Date 04/11/2005)                                                        (2.72)     15.56     12.31  (2.15)   5.95
Small Cap Growth Fund -
   Administrator Class
   (Incept. Date 06/09/2003)                                                        (2.78)     15.80     12.64  (1.90)   6.17
Small Cap Growth Fund -
   Institutional Class
   (Incept. Date 04/11/2005)                                                        (2.78)     15.88     12.82  (1.87)   6.19
Benchmarks
   Russell 2000(R) Index(2)                                                         (3.11)     12.25     12.08   6.75    9.53
   Russell 2000(R) Growth Index(3)                                                  (3.70)     13.15     10.91  (1.62)   4.81

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(4) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.90
Price to Earnings Ratio (trailing 12 months)                              30.30x
Price to Book Ratio                                                        3.15x
Median Market Cap. ($B)                                                  $ 0.94
Portfolio Turnover***                                                        10%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

***THIS MEASURE IS BASED ON ONE MONTH OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION(4) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      20%
Energy                                                                       2%
Financials                                                                   5%
Health Care                                                                 18%
Industrials                                                                 20%
Information Technology                                                      28%
Materials                                                                    2%
Telecommunication Services                                                   5%

TEN LARGEST EQUITY HOLDINGS(4),(5) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Resources Connection Incorporated                                          3.29%
Gardner Denver Incorporated                                                3.11%
Marvel Enterprises Incorporated                                            2.97%
Ubiquitel Incorporated                                                     2.82%
WebEx Communications Incorporated                                          2.55%
Wesco International Incorporated                                           2.38%
Neurocrine Biosciences Incorporated                                        2.09%
Wright Express Corporation                                                 1.98%
Laureate Education Incorporated                                            1.95%
PSS World Medical Incorporated                                             1.94%

GROWTH OF $10,000 INVESTMENT(6) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE
              SMALL CAP GROWTH FUND    SMALL CAP GROWTH FUND   RUSSEL 2000(R)     RUSSELL 2000(R)
   DATE            - CLASS A           - ADMINSTRATOR CLASS     GROWTH INDEX          INDEX
----------    ---------------------    ---------------------   --------------     ---------------
10/31/1995             9,425                   10,000               10,000             10,000
11/30/1995             9,736                   10,330               10,441             10,420
12/31/1995            10,371                   11,004               10,673             10,695
1/31/1996             10,354                   10,986               10,584             10,683
2/29/1996             10,757                   11,413               11,067             11,017
3/31/1996             11,251                   11,937               11,286             11,241
4/30/1996             11,943                   12,671               12,153             11,843
5/31/1996             12,629                   13,400               12,776             12,309
6/30/1996             12,226                   12,972               11,946             11,803
7/31/1996             11,364                   12,057               10,487             10,773
8/31/1996             11,795                   12,515               11,263             11,399
9/30/1996             12,419                   13,177               11,843             11,845
10/31/1996            12,149                   12,890               11,333             11,662
11/30/1996            12,468                   13,228               11,648             12,143
12/31/1996            12,310                   13,061               11,875             12,461
1/31/1997             12,544                   13,309               12,172             12,710
2/28/1997             11,828                   12,550               11,437             12,403
3/31/1997             10,871                   11,535               10,629             11,817
4/30/1997             10,604                   11,251               10,506             11,850
5/31/1997             12,250                   12,997               12,085             13,169
6/30/1997             13,059                   13,856               12,495             13,734
7/31/1997             13,788                   14,630               13,134             14,373
8/31/1997             13,875                   14,722               13,528             14,702
9/30/1997             15,314                   16,248               14,608             15,778
10/31/1997            14,859                   15,765               13,730             15,085
11/30/1997            14,758                   15,659               13,403             14,987
12/31/1997            15,247                   16,177               13,411             15,250
1/31/1998             14,548                   15,436               13,233             15,009
2/28/1998             16,132                   17,116               14,401             16,118
3/31/1998             17,040                   18,080               15,005             16,782
4/30/1998             16,839                   17,866               15,096             16,874
5/31/1998             15,651                   16,606               13,999             15,965
6/30/1998             16,093                   17,075               14,142             15,998
7/31/1998             14,665                   15,560               12,961             14,702
8/31/1998             10,698                   11,351                9,969             11,847
9/30/1998             10,884                   11,548               10,980             12,775
10/31/1998            11,591                   12,298               11,554             13,296
11/30/1998            12,670                   13,443               12,450             13,993
12/31/1998            14,039                   14,895               13,577             14,859
1/31/1999             14,122                   14,984               14,188             15,056
2/28/1999             12,902                   13,689               12,890             13,837
3/31/1999             13,163                   13,966               13,348             14,053
4/30/1999             14,001                   14,856               14,527             15,312
5/31/1999             14,085                   14,944               14,550             15,535
6/30/1999             15,427                   16,368               15,317             16,238
7/31/1999             15,464                   16,407               14,844             15,793
8/31/1999             15,399                   16,338               14,289             15,208
9/30/1999             14,849                   15,755               14,565             15,211
10/31/1999            16,610                   17,623               14,937             15,274
11/30/1999            17,839                   18,928               16,516             16,186
12/31/1999            21,873                   23,208               19,428             18,018
1/31/2000             21,547                   22,862               19,247             17,728
2/29/2000             25,348                   26,895               23,726             20,655
3/31/2000             23,615                   25,056               21,233             19,293
4/30/2000             20,821                   22,091               19,088             18,132
5/31/2000             17,756                   18,839               17,416             17,075
6/30/2000             20,690                   21,953               19,666             18,564
7/31/2000             19,228                   20,401               17,981             17,966
8/31/2000             21,659                   22,981               19,872             19,337
9/30/2000             21,314                   22,615               18,885             18,768
10/31/2000            18,883                   20,035               17,351             17,931
11/30/2000            15,446                   16,388               14,200             16,090
12/31/2000            16,375                   17,374               15,069             17,472
1/31/2001             16,252                   17,244               16,288             18,382
2/28/2001             15,200                   16,127               14,055             17,176
3/31/2001             14,120                   14,981               12,778             16,336
4/30/2001             15,350                   16,287               14,342             17,614
5/31/2001             16,006                   16,983               14,674             18,047
6/30/2001             16,198                   17,186               15,093             18,670
7/31/2001             15,254                   16,185               13,805             17,660
8/31/2001             14,079                   14,938               12,942             17,089
9/30/2001             12,275                   13,024               10,853             14,789
10/31/2001            12,575                   13,343               11,898             15,654
11/30/2001            13,560                   14,387               12,891             16,866
12/31/2001            14,304                   15,177               13,693             17,907
1/31/2002             13,256                   14,065               13,206             17,720
2/28/2002             12,304                   13,055               12,351             17,235
3/31/2002             13,504                   14,328               13,425             18,620
4/30/2002             13,546                   14,372               13,134             18,790
5/31/2002             12,566                   13,333               12,367             17,956
6/30/2002             11,876                   12,601               11,318             17,065
7/31/2002             10,194                   10,816                9,578             14,488
8/31/2002             10,221                   10,845                9,574             14,452
9/30/2002              9,890                   10,494                8,882             13,414
10/31/2002            10,373                   11,006                9,332             13,845
11/30/2002            10,814                   11,474               10,257             15,080
12/31/2002            10,083                   10,698                9,549             14,240
1/31/2003              9,794                   10,391                9,290             13,846
2/28/2003              9,725                   10,318                9,042             13,427
3/31/2003              9,890                   10,494                9,179             13,601
4/30/2003             10,870                   11,533               10,048             14,890
5/31/2003             11,863                   12,586               11,180             16,488
6/30/2003             12,318                   13,084               11,396             16,786
7/31/2003             12,925                   13,713               12,257             17,837
8/31/2003             13,477                   14,299               12,915             18,654
9/30/2003             13,021                   13,816               12,589             18,309
10/31/2003            14,346                   15,235               13,676             19,847
11/30/2003            14,815                   15,733               14,122             20,551
12/31/2003            14,911                   15,835               14,185             20,968
1/31/2004             15,780                   16,757               14,930             21,878
2/29/2004             15,766                   16,743               14,907             22,075
3/31/2004             16,222                   17,226               14,977             22,281
4/30/2004             15,435                   16,406               14,225             21,144
5/31/2004             16,042                   17,050               14,508             21,480
6/30/2004             16,277                   17,314               14,991             22,385
7/31/2004             14,415                   15,323               13,645             20,878
8/31/2004             13,821                   14,694               13,352             20,772
9/30/2004             14,718                   15,660               14,090             21,746
10/31/2004            15,187                   16,157               14,432             22,174
11/30/2004            15,877                   16,889               15,652             24,097
12/31/2004            16,943                   18,021               16,215             24,810
1/31/2005             16,215                   17,262               15,484             23,776
2/28/2005             15,962                   16,995               15,697             24,177
3/31/2005             15,626                   16,638               15,108             23,486
4/30/2005             14,771                   15,716               14,147             22,140
5/31/2005             15,696                   16,712               15,145             23,590
6/30/2005             16,383                   17,456               15,634             24,501
7/31/2005             17,490                   18,630               16,727             26,054
8/31/2005             17,336                   18,467               16,491             25,572
9/30/2005             17,560                   18,720               16,621             25,652
10/31/2005            17,084                   18,199               16,006             24,854

--------------------------------------------------------------------------------

(5) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(6) The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND Class A and Administrator Class shares for the most recent ten years with the Russell 2000(R) Index and the Russell 2000(R) Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

      THE FUND IS CLOSED TO NEW INVESTORS.

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
      Wells Fargo Funds Management,         Schroder Investment Management
      LLC                                   North America Inc.

FUND MANAGER                           INCEPTION DATE
      Jenny B. Jones                        08/01/1993

HOW DID THE FUND PERFORM OVER THE ONE-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Administrator Class shares returned (2.78)%(1) for the one-month period ending October 31, 2005, outperforming its benchmark, the Russell 2000(R) Index(2), which returned (3.11)% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS'
WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's Net Asset Value (NAV) declined in absolute terms as the environment for equities continued to be challenging in October. Investors grappled with rising interest rates and concerns about a softening housing market; nevertheless, the Fund sustained relative returns compared to its benchmark.

      Favorable stock selection was the main source of added value during the month, particularly in the consumer discretionary and technology sectors. In the consumer discretionary sector, overweighted positions compared to the benchmark in Navigant Consulting (an independent consulting firm in the financial services, healthcare and energy sectors) and Claire's Stores (a retailer of teenage fashion accessories) had positive effects. Within technology, the overweight position compared to the benchmark in Concur Technologies (a provider of business services and software solutions) helped performance.

      The largest detractor from relative performance was the underweighted position compared to the benchmark in the financial services sector, which was the best performing sector during the period. In addition, our overweighted position in the energy sector hurt relative performance as the sector underperformed on the back of falling oil prices. Two of the largest individual detractors, Forest Oil and Denbury Resources, suffered from this trend.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      With 138 stocks in the portfolio, and annual turnover rate of approximately 60% (one-month rate of approximately 7%), changes made in a given month are incremental. In October, we took advantage of weak prices by adding positions in International Rectifier Corp. (a worldwide supplier of power semiconductors) and First Horizon Pharmaceutical Corp. (a specialty pharmaceutical company), two companies that we like at the fundamental level, but had previously felt were too expensive to establish larger positions.

      We sold Itron Inc. (a technology and knowledge provider to the utility industry) and AGL Resources Inc. (a natural gas distribution company). Utility companies may come under pressure from higher commodity prices and we felt the revenues of both of these companies would suffer in such an environment.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the Federal Reserve Board, after twelve interest rate increases, is nearing the end of its tightening as interest rates reach a more normalized level. We remain cautious in this market environment. There are a number of concerns, including an extended consumer, stubbornly high energy prices and the possible bursting of the housing bubble. On the positive side, corporations have been diligent in getting their balance sheets into better shape and cash flows continue to increase. This may bode well for an uptick in capital spending budgets.

      We have witnessed a strong small cap cycle, now over six and three-quarters years in duration. While many market pundits are calling for a reversal of this trend, it has always been difficult to identify inflection points. We continue to point to the higher growth in sales and earnings available in small cap companies. While valuations have certainly become less favorable relative to large cap, they are still near historically normal levels. We also believe that this has been, and will continue to be, a stockpickers' market where strong fundamental research will continue to produce excess returns.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT A FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of October 31, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND.

(1) The Fund's Adviser has committed through January 31, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

                                                                                1-Month*   6-Months*   1-Year   5-Year   10-Year
Small Cap Opportunities Fund - Administrator Class (Incept. Date 08/01/1993)     (2.78)      10.19      11.46    10.88    14.09
Benchmark

   Russell 2000(R) Index(2)                                                      (3.11)      12.25      12.08     6.75     9.53

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED

FUND CHARACTERISTICS(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.82
Price to Earnings Ratio (trailing 12 months)                              21.60x
Price to Book Ratio                                                        2.42x
Median Market Cap. ($B)                                                 $  1.19
Portfolio Turnover***                                                         7%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

***THIS MEASURE IS BASED ON ONE MONTH OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      10%
Consumer Staples                                                             2%
Energy                                                                       9%
Financials                                                                  15%
Health Care                                                                 16%
Industrials                                                                 16%
Information Technology                                                      22%
Materials                                                                    6%
Utilities                                                                    2%
Telecommunication Services                                                   2%

TEN LARGEST EQUITY HOLDINGS(3),(4) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Scientific Games Corporation Class A                                       2.23%
Conseco Incorporated                                                       2.10%
Max Re Capital Limited                                                     2.08%
Reinsurance Group of America Incorporated                                  2.03%
DaVita Incorporated                                                        1.97%
ValueClick Incorporated                                                    1.63%
RSA Security Incorporated                                                  1.59%
Navigant Consulting Incorporated                                           1.45%
Angiotech Pharmaceuticals Incorporated                                     1.36%
FileNet Corporation                                                        1.32%

GROWTH OF $10,000 INVESTMENT(5) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE
            SMALL CAP OPPORTUNITIES FUND
                - ADMINISTRATOR CLASS       RUSSELL 2000(R) INDEX
            ----------------------------    ---------------------
31/10/95               10,000                       10,000
30/11/95               10,548                       10,420
31/12/95               11,029                       10,695
31/01/96               10,976                       10,683
29/02/96               11,276                       11,017
31/03/96               11,877                       11,241
30/04/96               12,628                       11,843
31/05/96               13,378                       12,309
30/06/96               12,935                       11,803
31/07/96               11,959                       10,773
31/08/96               12,327                       11,399
30/09/96               13,033                       11,845
31/10/96               12,943                       11,662
30/11/96               13,371                       12,143
31/12/96               13,524                       12,461
31/01/97               13,802                       12,710
28/02/97               13,802                       12,403
31/03/97               13,291                       11,817
30/04/97               13,336                       11,850
31/05/97               14,907                       13,169
30/06/97               15,771                       13,734
31/07/97               16,530                       14,373
31/08/97               16,890                       14,702
30/09/97               18,047                       15,778
31/10/97               17,221                       15,085
30/11/97               17,093                       14,987
31/12/97               17,232                       15,250
31/01/98               16,878                       15,009
28/02/98               18,018                       16,118
31/03/98               19,134                       16,782
30/04/98               19,157                       16,874
31/05/98               18,179                       15,965
30/06/98               18,202                       15,998
31/07/98               16,947                       14,702
31/08/98               13,621                       11,847
30/09/98               13,967                       12,775
31/10/98               14,483                       13,296
30/11/98               15,353                       13,993
31/12/98               15,619                       14,859
31/01/99               15,310                       15,056
28/02/99               14,324                       13,837
31/03/99               14,331                       14,053
30/04/99               15,287                       15,312
31/05/99               15,811                       15,535
30/06/99               16,852                       16,238
31/07/99               16,606                       15,793
31/08/99               15,750                       15,208
30/09/99               15,804                       15,211
31/10/99               15,850                       15,274
30/11/99               16,737                       16,186
31/12/99               17,777                       18,018
31/01/00               17,631                       17,728
29/02/00               18,980                       20,655
31/03/00               21,054                       19,293
30/04/00               21,061                       18,132
31/05/00               20,213                       17,075
30/06/00               21,478                       18,564
31/07/00               21,262                       17,966
31/08/00               23,451                       19,337
30/09/00               23,104                       18,768
31/10/00               22,303                       17,931
30/11/00               21,015                       16,090
31/12/00               23,272                       17,472
31/01/01               23,701                       18,382
28/02/01               22,893                       17,176
31/03/01               22,093                       16,336
30/04/01               23,701                       17,614
31/05/01               24,644                       18,047
30/06/01               25,183                       18,670
31/07/01               24,939                       17,660
31/08/01               24,400                       17,089
30/09/01               22,304                       14,789
31/10/01               23,112                       15,654
30/11/01               24,636                       16,866
31/12/01               26,284                       17,907
31/01/02               25,920                       17,720
28/02/02               25,415                       17,235
31/03/02               26,948                       18,620
30/04/02               26,780                       18,790
31/05/02               26,222                       17,956
30/06/02               24,361                       17,065
31/07/02               21,552                       14,488
31/08/02               21,729                       14,452
30/09/02               20,116                       13,414
31/10/02               20,967                       13,845
30/11/02               22,349                       15,080
31/12/02               21,306                       14,240
31/01/03               20,940                       13,846
28/02/03               20,144                       13,427
31/03/03               20,322                       13,601
30/04/03               21,278                       14,890
31/05/03               23,256                       16,488
30/06/03               23,893                       16,786
31/07/03               25,205                       17,837
31/08/03               26,508                       18,654
30/09/03               25,843                       18,309
31/10/03               27,633                       19,847
30/11/03               28,523                       20,551
31/12/03               29,167                       20,968
31/01/04               30,656                       21,878
29/02/04               31,237                       22,075
31/03/04               31,488                       22,281
30/04/04               31,130                       21,144
31/05/04               31,324                       21,480
30/06/04               32,117                       22,385
31/07/04               30,521                       20,878
31/08/04               30,937                       20,772
30/09/04               32,369                       21,746
31/10/04               33,529                       22,174
30/11/04               35,812                       24,097
31/12/04               36,701                       24,810
31/01/05               35,655                       23,776
28/02/05               36,184                       24,177
31/03/05               35,391                       23,486
30/04/05               33,917                       22,140
31/05/05               35,479                       23,590
30/06/05               36,734                       24,501
31/07/05               38,274                       26,054
31/08/05               37,988                       25,572
30/09/05               38,440                       25,652
31/10/05               37,372                       24,854

--------------------------------------------------------------------------------

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND - Administrator Class was named the Wells Fargo Small Cap Opportunities Fund -Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8,1999 reflects the performance of the Institutional Class shares of the Norwest Advantage Small Cap Opportunities Fund, its predecessor fund.

(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an Index.

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND Administrator Class shares for the most recent ten years with the Russell 2000(R) Index. The chart assumes a hypothetical investment of $10,000 in Administrator Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

      THE FUND IS CLOSED TO NEW INVESTORS.

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
      Wells Fargo Funds Management,         Wells Capital Management
      LLC                                   Incorporated

FUND MANAGER                           INCEPTION DATE
      I. Charles Rinaldi                    12/31/1997

HOW DID THE FUND PERFORM OVER THE TEN-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 8.66%(1) (excluding sales charges) for the ten-month period ending October 31, 2005, outperforming its benchmark, the Russell 2000(R) Index(2), which returned 0.17% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      In general, stock selection drove performance during the reporting period. The Fund's overweight position in energy stocks benefited from rising energy prices and was further strengthened by rising commodity prices. This was especially true of gold, which hit a 19-year high during the third quarter of 2005 and had a positive effect on gold mining stocks held in the Fund.

      Rising interest rates adversely affected financial stocks. However, the Fund was underweighted in financials compared to the benchmark, so negative impact was limited.

      Throughout the period, our holdings in the materials sector added value to the portfolio. One of our best-performing securities was Range Resources, an exploration based company focused on oil, gas and most minerals. Our overweighted position in this sector compared to the benchmark encompassed a broad range of industry groups. These industry groups consisted of, but were not limited to, steel, engineering and construction, chemicals, and metals and mining, to name a few. Some examples of the stocks that performed well were:
U.S. Steel (X), Steel Dynamics (STLD), and Goldcorp Inc. (GG)

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the reporting period, we trimmed a few of our energy holdings based on our investment strategy of buying companies undervalued relative to the market based on earnings, even though some companies remained attractive. Despite this trimming, we ended the month overweighted in energy stocks compared to the benchmark. We were also active in the materials sector, reducing some of our holdings. Stone Energy is an example of a name in this sector that was significantly reduced during the period. We continued to search for stocks in healthcare and technology. Endo Pharmaceuticals and Micron Technology are examples of stocks that were increased during the period.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although the Federal Reserve continues to raise interest rates in an effort to divert inflationary pressures from rising energy prices and increased economic costs in key areas such as health care, education, and housing, we believe that the Fund is well positioned for the possibility of inflation. Moving forward, we will continue to look for opportunities in stocks undervalued relative to the market.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of October 31, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B, Class C and Class Z shares of the WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND for periods prior to April 11, 2005, reflects the performance of the Class A, Class B, Class C and Class Z shares, respectively, of the Strong Advisor Small Cap Value Fund, its predecessor fund. Performance shown for the Class A, Class B and Class C shares for periods prior to November 30, 2000, reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect each class' respective sales charges and expenses.

(2) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

                                               Including Sales Charge                            Excluding Sales Charge
                                 -------------------------------------------------  -----------------------------------------------
                                 6-Months* 10-Months* 1-Year  5-Year  Life of Fund  6-Months* 10-Months* 1-Year 5-Year Life of Fund
Small Cap Value Fund - Class A
   (Incept. Date 11/30/2000)       10.02      2.41     15.12   16.61      17.02       16.74      8.66     22.12  18.01     17.91
Small Cap Value Fund - Class B
   (Incept. Date 11/30/2000)       11.33      2.95     16.23   16.94      17.19       16.33      7.99     21.23  17.15     17.19
Small Cap Value Fund - Class C
   (Incept. Date 11/30/2000)       15.33      7.01     20.27   17.20      17.22       16.33      8.01     21.27  17.20     17.22
Small Cap Value Fund - Class Z
   (Incept. Date 12/31/1997)                                                          16.83      8.83     22.35  18.20     18.16
Benchmark

   Russell 2000(R) Index(2)                                                           12.25      0.17     12.08   6.75      6.44

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.96
Price to Earnings Ratio (trailing 12 months)                              24.08x
Price to Book Ratio                                                        2.14x
Median Market Cap. ($B)                                                  $ 0.88
Portfolio Turnover***                                                        33%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

***THIS MEASURE IS BASED ON TEN MONTHS OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       5%
Consumer Staples                                                             1%
Energy                                                                      31%
Financials                                                                   6%
Health Care                                                                  8%
Industrials                                                                 14%
Information Technology                                                      12%
Materials                                                                   22%
Telecommunication Services                                                   1%

TEN LARGEST EQUITY HOLDINGS(3),(4) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Range Resources Corporation                                                5.37%
Global Industries Limited                                                  4.99%
Chicago Bridge & Iron Company                                              3.02%
Glamis Gold Limited                                                        2.60%
IPSCO Incorporated                                                         2.57%
Key Energy Services Incorporated                                           2.08%
Beverly Enterprises Incorporated                                           1.95%
Unova Incorporated                                                         1.92%
Apex Silver Mines Limited                                                  1.91%
Randgold Resources Limited ADR                                             1.68%

GROWTH OF $10,000 INVESTMENT(5) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE
               SMALL CAP VALUE FUND    SMALL CAP VALUE FUND   RUSSELL 2000(R)
   DATE             - CLASS A               - CLASS Z              INDEX
----------    ---------------------   ---------------------   ---------------
12/31/1997             9,425                  10,000               10,000
1/31/1998              9,903                  10,510                9,842
2/28/1998             10,692                  11,350               10,569
3/31/1998             11,707                  12,430               11,005
4/30/1998             12,241                  13,000               11,065
5/31/1998             11,616                  12,340               10,469
6/30/1998             11,039                  11,730               10,491
7/31/1998              9,841                  10,460                9,641
8/31/1998              7,731                   8,220                7,769
9/30/1998              8,322                   8,850                8,377
10/31/1998             8,865                   9,430                8,719
11/30/1998             9,408                  10,010                9,176
12/31/1998             9,970                  10,610                9,744
1/31/1999             10,174                  10,830                9,873
2/28/1999              9,298                   9,900                9,074
3/31/1999              9,127                   9,720                9,215
4/30/1999             10,486                  11,170               10,041
5/31/1999             10,830                  11,540               10,187
6/30/1999             11,475                  12,230               10,648
7/31/1999             11,697                  12,470               10,356
8/31/1999             11,516                  12,280                9,973
9/30/1999             11,682                  12,460                9,975
10/31/1999            11,023                  11,760               10,016
11/30/1999            11,704                  12,490               10,614
12/31/1999            12,732                  13,590               11,815
1/31/2000             13,675                  14,600               11,625
2/29/2000             15,020                  16,040               13,544
3/31/2000             15,513                  16,570               12,652
4/30/2000             14,947                  15,970               11,890
5/31/2000             14,775                  15,790               11,197
6/30/2000             14,837                  15,860               12,173
7/31/2000             14,244                  15,230               11,781
8/31/2000             15,717                  16,810               12,680
9/30/2000             15,162                  16,220               12,307
10/31/2000            14,971                  16,020               11,759
11/30/2000            14,351                  15,360               10,551
12/31/2000            16,042                  17,170               11,457
1/31/2001             17,172                  18,390               12,054
2/28/2001             17,284                  18,520               11,263
3/31/2001             17,527                  18,770               10,713
4/30/2001             18,826                  20,180               11,550
5/31/2001             19,966                  21,400               11,835
6/30/2001             19,713                  21,140               12,243
7/31/2001             18,873                  20,240               11,580
8/31/2001             18,443                  19,780               11,206
9/30/2001             16,219                  17,400                9,698
10/31/2001            17,069                  18,310               10,265
11/30/2001            17,593                  18,880               11,060
12/31/2001            18,881                  20,259               11,742
1/31/2002             18,619                  19,989               11,620
2/28/2002             18,909                  20,289               11,302
3/31/2002             20,950                  22,484               12,210
4/30/2002             21,474                  23,045               12,322
5/31/2002             21,287                  22,844               11,774
6/30/2002             20,342                  21,842               11,190
7/31/2002             17,440                  18,726                9,501
8/31/2002             17,917                  19,237                9,477
9/30/2002             16,803                  18,035                8,797
10/31/2002            16,812                  18,045                9,079
11/30/2002            17,786                  19,097                9,889
12/31/2002            17,711                  19,017                9,338
1/31/2003             17,271                  18,546                9,079
2/28/2003             16,812                  18,065                8,805
3/31/2003             16,522                  17,744                8,919
4/30/2003             17,861                  19,187                9,764
5/31/2003             20,005                  21,492               10,812
6/30/2003             20,229                  21,742               11,008
7/31/2003             21,240                  22,834               11,697
8/31/2003             22,073                  23,726               12,232
9/30/2003             21,802                  23,445               12,006
10/31/2003            23,506                  25,279               13,015
11/30/2003            24,694                  26,561               13,477
12/31/2003            26,298                  28,278               13,750
1/31/2004             26,644                  28,658               14,347
2/29/2004             27,556                  29,644               14,476
3/31/2004             27,858                  29,968               14,611
4/30/2004             26,064                  28,047               13,865
5/31/2004             26,481                  28,504               14,086
6/30/2004             27,848                  29,978               14,679
7/31/2004             26,946                  29,002               13,691
8/31/2004             26,413                  28,432               13,621
9/30/2004             28,246                  30,404               14,260
10/31/2004            28,052                  30,207               14,541
11/30/2004            31,127                  33,518               15,802
12/31/2004            31,529                  33,959               16,269
1/31/2005             30,741                  33,116               15,591
2/28/2005             32,663                  35,206               15,854
3/31/2005             31,436                  33,882               15,401
4/30/2005             29,345                  31,635               14,519
5/31/2005             30,247                  32,611               15,470
6/30/2005             31,676                  34,162               16,067
7/31/2005             33,775                  36,418               17,085
8/31/2005             34,852                  37,581               16,769
9/30/2005             36,182                  39,027               16,821
10/31/2005            34,258                  36,959               16,298

--------------------------------------------------------------------------------

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND Class A and Class Z shares for the life of the Fund with the Russell 2000(R) Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Class Z shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS                FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     Beginning       Ending
                                                       Account       Account       Expenses
                                                        Value         Value      Paid During      Net Annual
                                                     05/01/2005    10/31/2005     Period(1)     Expense Ratio
C&B Mid Cap Value Fund
-------------------------------------------------------------------------------------------------------------
C&B Mid Cap Value - Fund - Class A
Actual                                               $ 1,000.00    $ 1,075.60      $  7.22          1.38%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,018.25      $  7.02          1.38%
C&B Mid Cap Value Fund - Class B
Actual                                               $ 1,000.00    $ 1,071.40      $ 11.12          2.13%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,014.47      $ 10.82          2.13%
C&B Mid Cap Value Fund - Class C
Actual                                               $ 1,000.00    $ 1,071.40      $ 11.12          2.13%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,014.47      $ 10.82          2.13%
C&B Mid Cap Value Fund - Class D
Actual                                               $ 1,000.00    $ 1,076.10      $  6.54          1.25%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,018.90      $  6.36          1.25%
C&B Mid Cap Value Fund - Administrator Class
Actual                                               $ 1,000.00    $ 1,076.50      $  5.76          1.10%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,019.66      $  5.60          1.10%
C&B Mid Cap Value Fund - Institutional Class
Actual                                               $ 1,000.00    $ 1,077.90      $  4.71          0.90%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,020.67      $  4.58          0.90%

FUND EXPENSES                WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                     Beginning       Ending
                                                       Account       Account       Expenses
                                                        Value         Value      Paid During      Net Annual
                                                     05/01/2005    10/31/2005     Period(1)     Expense Ratio
Common Stock Fund
-------------------------------------------------------------------------------------------------------------
Common Stock Fund - Class A
Actual                                               $ 1,000.00    $ 1,094.90      $  7.45          1.41%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,018.10      $  7.17          1.41%
Common Stock Fund - Class B
Actual                                               $ 1,000.00    $ 1,091.20      $ 11.39          2.16%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,014.32      $ 10.97          2.16%
Common Stock Fund - Class C
Actual                                               $ 1,000.00    $ 1,090.70      $ 11.44          2.17%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,014.27      $ 11.02          2.17%
Common Stock Fund - Class Z
Actual                                               $ 1,000.00    $ 1,095.10      $  6.92          1.31%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,018.60      $  6.67          1.31%

Mid Cap Growth Fund
-------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund - Class A
Actual                                               $ 1,000.00    $ 1,123.50      $  7.49          1.40%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,018.15      $  7.12          1.40%
Mid Cap Growth Fund - Class B
Actual                                               $ 1,000.00    $ 1,120.70      $ 11.49          2.15%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,014.37      $ 10.92          2.15%
Mid Cap Growth Fund - Class C
Actual                                               $ 1,000.00    $ 1,120.70      $ 11.49          2.15%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,014.37      $ 10.92          2.15%
Mid Cap Growth Fund - Class Z
Actual                                               $ 1,000.00    $ 1,123.50      $  8.40          1.57%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,017.29      $  7.98          1.57%

Small Cap Growth Fund
-------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund - Class A
Actual                                               $ 1,000.00    $ 1,156.50      $  7.61          1.40%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,018.15      $  7.12          1.40%
Small Cap Growth Fund - Class B
Actual                                               $ 1,000.00    $ 1,153.20      $ 11.67          2.15%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,014.37      $ 10.92          2.15%
Small Cap Growth Fund - Class C
Actual                                               $ 1,000.00    $ 1,153.00      $ 11.67          2.15%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,014.37      $ 10.92          2.15%
Small Cap Growth Fund - Class Z
Actual                                               $ 1,000.00    $ 1,155.60      $  8.53          1.57%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,017.29      $  7.98          1.57%
Small Cap Growth Fund - Administrator Class
Actual                                               $ 1,000.00    $ 1,158.00      $  6.53          1.20%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,019.16      $  6.11          1.20%
Small Cap Growth Fund - Institutional Class
Actual                                               $ 1,000.00    $ 1,158.80      $  4.90          0.90%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,020.67      $  4.58          0.90%

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS                FUND EXPENSES
--------------------------------------------------------------------------------

                                                     Beginning       Ending
                                                       Account       Account       Expenses
                                                        Value         Value      Paid During      Net Annual
                                                     05/01/2005    10/31/2005     Period(1)     Expense Ratio
Small Cap Opportunities Fund
-------------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund - Administrator Class
Actual                                               $ 1,000.00    $ 1,101.90      $  6.36          1.20%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,019.16      $  6.11          1.20%

Small Cap Value Fund
-------------------------------------------------------------------------------------------------------------
Small Cap Value Fund - Class A
Actual                                               $ 1,000.00    $ 1,167.40      $  8.03          1.47%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,017.80      $  7.48          1.47%
Small Cap Value Fund - Class B
Actual                                               $ 1,000.00    $ 1,163.30      $ 12.21          2.24%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,013.91      $ 11.37          2.24%
Small Cap Value Fund - Class C
Actual                                               $ 1,000.00    $ 1,163.30      $ 12.21          2.24%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,013.91      $ 11.37          2.24%
Small Cap Value Fund - Class Z
Actual                                               $ 1,000.00    $ 1,168.30      $  7.32          1.34%
Hypothetical (5% return before expenses)             $ 1,000.00    $ 1,018.45      $  6.82          1.34%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSES RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                            VALUE

COMMON STOCKS - 97.66%

APPAREL & OTHER FINISHED PRODUCTS Made From Fabrics & Similar
Materials - 4.14%
    640,200  JONES APPAREL GROUP INCORPORATED                    $   17,464,656
    710,200  TOMMY HILFIGER CORPORATION+                             11,434,220

                                                                     28,898,876
                                                                 --------------

BUSINESS SERVICES - 13.94%
    713,960  CATALINA MARKETING CORPORATION<<                        18,605,798
    178,200  EQUIFAX INCORPORATED                                     6,142,554
    654,600  IMS HEALTH INCORPORATED                                 15,206,358
  1,081,200  MONEYGRAM INTERNATIONAL INCORPORATED                    26,273,160
  3,800,900  PARAMETRIC TECHNOLOGY CORPORATION+                      24,743,859
    217,063  VIAD CORPORATION                                         6,253,585

                                                                     97,225,314
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 4.48%
    403,978  ALBEMARLE CORPORATION<<                                 14,175,588
    773,640  VALSPAR CORPORATION                                     17,058,762

                                                                     31,234,350
                                                                 --------------

DEPOSITORY INSTITUTIONS - 1.63%
    412,600  SOUTH FINANCIAL GROUP INCORPORATED                      11,375,382
                                                                 --------------
EATING & DRINKING PLACES - 5.01%
    526,100  ARAMARK CORPORATION CLASS B<<                           13,373,462
    621,471  CBRL GROUP INCORPORATED<<                               21,565,044

                                                                     34,938,506
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 2.99%
    261,405  ADC TELECOMMUNICATIONS INCORPORATED+<<                   4,561,513
    673,676  AVX CORPORATION<<                                        8,340,109
    855,700  FLEXTRONICS INTERNATIONAL LIMITED+<<                     7,949,453

                                                                     20,851,075
                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.01%
    301,600  PEPSIAMERICAS INCORPORATED                               7,033,312
                                                                 --------------

FURNITURE & FIXTURES - 2.14%
  1,043,300  STEELCASE INCORPORATED<<                                14,940,056
                                                                 --------------

GENERAL MERCHANDISE STORES - 5.15%
  2,562,900  BIG LOTS INCORPORATED+<<                                29,652,753
    322,083  DOLLAR GENERAL CORPORATION                               6,261,294

                                                                     35,914,047
                                                                 --------------

HEALTH SERVICES - 2.44%
    361,200  UNIVERSAL HEALTH SERVICES CLASS B<<                     17,026,968
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 15.90%
    321,167  CARLISLE COMPANIES INCORPORATED                         21,418,627
    501,000  DOVER CORPORATION                                       19,528,980

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                            VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
(CONTINUED)
  2,967,300  ENTEGRIS INCORPORATED+                              $   28,960,848
     90,000  NORDSON CORPORATION<<                                    3,345,300
    913,930  PALL CORPORATION                                        23,908,409
    663,700  SEAGATE TECHNOLOGY+                                      9,617,013
     95,100  TENNANT COMPANY                                          4,141,605

                                                                    110,920,782
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 2.46%
    844,000  UNUMPROVIDENT CORPORATION<<                             17,124,760
                                                                 --------------

INSURANCE CARRIERS - 4.76%
    113,344  AMBAC FINANCIAL GROUP INCORPORATED<<                     8,034,956
    314,593  MBIA INCORPORATED<<                                     18,321,896
    138,000  PRINCIPAL FINANCIAL GROUP INCORPORATED                   6,848,940

                                                                     33,205,792
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 8.51%
    359,000  HAEMONETICS CORPORATION+                                17,393,550
    184,049  ITRON INCORPORATED+<<                                    7,998,770
    657,900  METTLER-TOLEDO INTERNATIONAL INCORPORATED+              33,947,640

                                                                     59,339,960
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.35%
    500,700  HASBRO INCORPORATED                                      9,433,188
                                                                 --------------

MISCELLANEOUS RETAIL - 3.73%
    927,270  ZALE CORPORATION+                                       25,991,378
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.37%
    750,200  CAPITALSOURCE INCORPORATED+<<                           16,504,400
                                                                 --------------

PERSONAL SERVICES - 1.66%
    304,700  G & K SERVICES INCORPORATED CLASS A                     11,545,083
                                                                 --------------

PRIMARY METAL INDUSTRIES - 3.66%
    530,252  HUBBELL INCORPORATED CLASS B<<                          25,536,936
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.43%
    390,600  HARTE HANKS INCORPORATED                                 9,999,360
                                                                 --------------

TRANSPORTATION EQUIPMENT - 3.68%
  1,004,025  FEDERAL SIGNAL CORPORATION<<                            16,285,285
    459,400  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<         9,348,790

                                                                     25,634,075
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 5.22%
  1,123,150  HAIN CELESTIAL GROUP INCORPORATED+                      21,699,258
    260,400  MEDCO HEALTH SOLUTIONS INCORPORATED+                    14,712,600

                                                                     36,411,858
                                                                 --------------

TOTAL COMMON STOCKS (COST $630,362,785)                             681,085,458
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                   VALUE
COLLATERAL FOR SECURITIES LENDING - 18.42%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.84%
  3,141,840  SCUDDER DAILY ASSETS MONEY MARKET FUND                                      $  3,141,840
  2,720,007  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                2,720,007

                                                                                            5,861,847
                                                                                         ------------

PRINCIPAL                                                  INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 17.58%
$20,000,000  BEAR STEARNS INTERNATIONAL REPURCHASE
             AGREEMENT (MATURITY VALUE $20,002,283)             4.11%       11/01/2005     20,000,000
102,600,000  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE
             AGREEMENT (MATURITY VALUE $102,611,543)            4.05        11/01/2005    102,600,000

                                                                                          122,600,000
                                                                                         ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $128,461,847)                               128,461,847
                                                                                         ------------

SHARES
SHORT-TERM INVESTMENTS - 3.44%

MUTUAL FUND - 3.44%
 24,028,333  WELLS FARGO ADVANTAGE MONEY
             MARKET TRUST~++                                                               24,028,333
                                                                                         ------------

TOTAL SHORT-TERM INVESTMENTS (COST $24,028,333)                                            24,028,333
                                                                                         ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $782,852,965)*                                             119.52%                $ 833,575,638
OTHER ASSETS AND LIABILITIES, NET                                (19.52)                 (136,147,444)
                                                                 ------                  ------------
TOTAL NET ASSETS                                                 100.00%                $ 697,428,194
                                                                 ======                 =============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $24,028,333.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $783,919,361 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

          GROSS UNREALIZED APPRECIATION                $ 73,920,929
          GROSS UNREALIZED DEPRECIATION                 (24,264,652)
                                                       ------------
          NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 49,656,277

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                            VALUE

COMMON STOCKS - 93.52%

AMUSEMENT & RECREATION SERVICES - 1.14%
    485,000  INTERNATIONAL GAME TECHNOLOGY                       $   12,847,650
                                                                 --------------

APPAREL & ACCESSORY STORES - 3.81%
    565,000  ANN TAYLOR STORES CORPORATION+                          13,712,550
    348,000  KOHL'S CORPORATION+                                     16,749,240
    623,000  LIMITED BRANDS                                          12,466,230

                                                                     42,928,020
                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS - 1.11%
    295,000  COLUMBIA SPORTSWEAR COMPANY+                            12,516,850
                                                                 --------------

APPLICATIONS SOFTWARE - 1.36%
    555,000  CITRIX SYSTEMS INCORPORATED+                            15,301,350
                                                                 --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.39%
    417,000  ADVANCE AUTO PARTS INCORPORATED+<<                      15,637,500
                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.44%
    408,000  RYDER SYSTEM INCORPORATED                               16,185,360
                                                                 --------------

BUSINESS SERVICES - 4.58%
    255,000  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+      13,798,050
    315,000  CHECKFREE CORPORATION+                                  13,387,500
    422,000  COGNOS INCORPORATED+<<                                  15,837,660
  1,030,000  MENTOR GRAPHICS CORPORATION+<<                           8,518,100

                                                                     51,541,310
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 6.98%
    755,000  HUNTSMAN CORPORATION+<<                                 15,009,400
    415,000  IMCLONE SYSTEMS INCORPORATED+                           14,400,500
    410,000  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED<<       13,525,900
    525,000  MEDIMMUNE INCORPORATED+                                 18,364,500
    272,000  SIGMA-ALDRICH CORPORATION<<                             17,326,400

                                                                     78,626,700
                                                                 --------------

COMMUNICATIONS - 6.23%
  1,000,000  CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP
             CLASS A+                                                24,800,000
    350,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED               10,647,000
    890,000  DIRECTV GROUP INCORPORATED+                             12,655,800
    316,700  IAC INTERACTIVECORP+<<                                   8,107,520
    600,000  SPRINT NEXTEL CORPORATION                               13,986,000

                                                                     70,196,320
                                                                 --------------

DEPOSITORY INSTITUTIONS - 4.11%
    243,000  CITY NATIONAL CORPORATION                               17,831,340
    360,000  FIFTH THIRD BANCORP                                     14,461,200
    325,000  MARSHALL & ILSLEY CORPORATION                           13,962,000

                                                                     46,254,540
                                                                 --------------

EATING & DRINKING PLACES - 1.17%
    350,000  OUTBACK STEAKHOUSE INCORPORATED                         13,181,000
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                            VALUE

ELECTRIC, GAS & SANITARY SERVICES - 1.19%
    380,000  REPUBLIC SERVICES INCORPORATED                      $   13,433,000
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 8.02%
    530,000  ADVANCED MICRO DEVICES INCORPORATED                     12,306,600
    290,000  AMPHENOL CORPORATION CLASS A                            11,591,300
    825,000  ENERSYS+<<                                              12,358,500
    950,000  FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+     14,630,000
    300,000  NETWORK APPLIANCE INCORPORATED+                          8,208,000
    940,000  NOKIA OYJ ADR                                           15,810,800
    480,000  SILICON LABORATORIES INCORPORATED+                      15,441,600

                                                                     90,346,800
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 1.95%
  1,930,000  BEARINGPOINT INCORPORATED+<<                            13,548,600
    147,000  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED          8,448,090

                                                                     21,996,690
                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.19%
    218,000  MOLSON COORS BREWING COMPANY                            13,450,600
                                                                 --------------

FOOD STORES - 1.32%
    750,000  KROGER COMPANY+                                         14,925,000
                                                                 --------------

HEALTH SERVICES - 1.38%
     40,200  EDWARDS LIFESCIENCES CORPORATION+                        1,663,476
    812,400  VALEANT PHARMACEUTICALS INTERNATIONAL                   13,940,784

                                                                     15,604,260
                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.12%
    100,000  DISCOVERY HOLDING COMPANY+<<                             1,409,000
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.80%
    232,000  CARLISLE COMPANIES INCORPORATED                         15,472,080
    360,000  DOVER CORPORATION                                       14,032,800
    840,000  SEAGATE TECHNOLOGY+<<                                   12,171,600
    730,000  SMITH INTERNATIONAL INCORPORATED                        23,652,000

                                                                     65,328,480
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.31%
    500,000  ARTHUR J. GALLAGHER & COMPANY                           14,710,000
                                                                 --------------

INSURANCE CARRIERS - 3.35%
    270,000  GENWORTH FINANCIAL INCORPORATED                          8,556,300
    260,000  MBIA INCORPORATED                                       15,142,400
    370,000  RENAISSANCERE HOLDINGS LIMITED                          14,004,500

                                                                     37,703,200
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 5.77%
    565,000  BOSTON SCIENTIFIC CORPORATION+                          14,192,800
    595,000  EASTMAN KODAK COMPANY                                   13,030,500
    340,000  RESPIRONICS INCORPORATED+<<                             12,195,800

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                            VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
    MEDICAL & OPTICAL GOODS (CONTINUED)
    525,000  THERMO ELECTRON CORPORATION+                        $   15,849,750
    336,000  TRIMBLE NAVIGATION LIMITED+                              9,700,320

                                                                     64,969,170
                                                                 --------------

METAL MINING - 1.18%
    665,000  PLACER DOME INCORPORATED<<                              13,266,750
                                                                 --------------

MISCELLANEOUS RETAIL - 2.51%
    375,000  MICHAELS STORES INCORPORATED                            12,405,000
    570,000  SPORTS AUTHORITY INCORPORATED+                          15,868,800

                                                                     28,273,800
                                                                 --------------

MOTION PICTURES - 2.54%
  1,750,000  LIBERTY MEDIA CORPORATION CLASS A+                      13,947,500
  1,030,000  NEWS CORPORATION CLASS A                                14,677,500

                                                                     28,625,000
                                                                 --------------

OIL & GAS EXTRACTION - 12.50%
    345,000  APACHE CORPORATION                                      22,021,350
    415,000  BURLINGTON RESOURCES INCORPORATED                       29,971,300
    400,000  EOG RESOURCES INCORPORATED                              27,112,000
    280,000  NABORS INDUSTRIES LIMITED+                              19,216,400
    445,000  NOBLE CORPORATION                                       28,649,100
    420,000  ROWAN COMPANIES INCORPORATED+                           13,855,800

                                                                    140,825,950
                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.98%
    560,000  PACTIV CORPORATION+                                     11,032,000
                                                                 --------------

PRIMARY METAL INDUSTRIES - 1.40%
    650,000  ALCOA INCORPORATED                                      15,788,500
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.26%
    420,000  DOW JONES & COMPANY INCORPORATED                        14,242,200
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES -
1.47%
    255,000  MERRILL LYNCH & COMPANY INCORPORATED                    16,508,700
                                                                 --------------

TRANSPORTATION BY AIR - 0.63%
    550,000  CONTINENTAL AIRLINES INCORPORATED CLASS B+               7,122,500
                                                                 --------------

TRANSPORTATION EQUIPMENT - 1.27%
    332,000  AUTOLIV INCORPORATED<<                                  14,262,720
                                                                 --------------

TRANSPORTATION SERVICES - 0.67%
    400,000  EXPEDIA INCORPORATED+                                    7,516,000
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 2.39%
    285,000  OMNICARE INCORPORATED<<                                 15,418,500
    332,000  TECH DATA CORPORATION+<<                                11,500,480

                                                                     26,918,980
                                                                 --------------

TOTAL COMMON STOCKS (COST $806,756,870)                           1,053,475,900
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                        VALUE
INVESTMENT COMPANIES - 1.37%

STOCK FUNDS - 1.37%
     80,000  BIOTECH HOLDRS TRUST                                            $   15,458,400
                                                                             --------------

TOTAL INVESTMENT COMPANIES (COST $7,667,540)                                     15,458,400
                                                                             --------------

COLLATERAL FOR SECURITIES LENDING - 2.61%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.30%
  2,000,000  SCUDDER DAILY ASSETS MONEY MARKET FUND                               2,000,000
  1,330,993  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                      1,330,993

                                                                                  3,330,993
                                                                             --------------

PRINCIPAL                                    INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 2.31%
$ 1,500,000  AQUIFER FUNDING LIMITED              3.88%        11/04/2005         1,499,505
  1,000,000  ATOMIUM FUNDING CORPORATION          3.94         11/18/2005           998,110
  1,000,000  BHP BILLITON FINANCE (USA)
             LIMITED                              3.80         11/03/2005           999,780
  1,000,000  BUCKINGHAM CDO LLC                   4.05         12/02/2005           996,520
  1,000,000  CONCORD MINUTEMEN CAPITAL
             COMPANY SERIES B+/-                  3.88         11/08/2005         1,000,000
  1,000,000  CORPORATE ASSET SECURITIZATION
             AUSTRALIA LIMITED                    3.88         11/07/2005           999,330
  1,500,000  EUREKA SECURITIZATION
             INCORPORATED                         3.96         12/07/2005         1,493,940
  1,000,000  KLIO II FUNDING CORPORATION          4.03         12/01/2005           996,660
  1,000,000  LIBERTY STREET FUNDING
             CORPORATION                          3.81         11/04/2005           999,670
 14,100,000  MORGAN STANLEY REPURCHASE
             AGREEMENT
             (MATURITY VALUE $14,101,575)         4.02         11/01/2005        14,100,000
  1,000,000  NATEXIS BANQUE POPULAIRES            3.81         12/13/2005         1,000,000
  1,000,000  PREMIUM ASSET TRUST SERIES
             2001-2+/-                            4.34         03/28/2006         1,002,240

                                                                                 26,085,755
                                                                             --------------

TOTAL COLLATERAL FOR SECURITIES LENDING
(COST $29,416,748)                                                               29,416,748
                                                                             --------------

SHARES
SHORT-TERM INVESTMENTS - 3.79%

MUTUAL FUND - 3.79%
 42,659,177  WELLS FARGO ADVANTAGE MONEY
             MARKET TRUST~++                                                     42,659,177
                                                                             --------------

TOTAL SHORT-TERM INVESTMENTS (COST $42,659,177)                                  42,659,177
                                                                             --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $886,500,335)*                           101.29%                       $1,141,010,225
OTHER ASSETS AND LIABILITIES, NET               (1.29)                          (14,539,079)
                                               ------                        --------------
TOTAL NET ASSETS                               100.00%                       $1,126,471,146
                                               ======                        ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $42,659,177.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $893,913,293 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

          GROSS UNREALIZED APPRECIATION               $ 281,888,366
          GROSS UNREALIZED DEPRECIATION                 (34,791,434)
                                                      -------------
          NET UNREALIZED APPRECIATION (DEPRECIATION)  $ 247,096,932

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                            VALUE

COMMON STOCKS - 97.66%

AMUSEMENT & RECREATION SERVICES - 1.77%
     12,900  HARRAH'S ENTERTAINMENT INCORPORATED                 $      780,192
    141,300  WARNER MUSIC GROUP CORPORATION                           2,188,737

                                                                      2,968,929
                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
BUILDERS - 1.02%
     45,200  PULTE HOMES INCORPORATED                                 1,708,108
                                                                 --------------

BUSINESS SERVICES - 20.64%
    108,100  ALLIANCE DATA SYSTEMS CORPORATION+                       3,844,036
     44,200  CHOICEPOINT INCORPORATED+                                1,867,892
     30,302  COGENT INCORPORATED+<<                                     804,518
     59,940  COGNOS INCORPORATED+                                     2,249,548
     30,900  DST SYSTEMS INCORPORATED+<<                              1,734,108
     59,350  GTECH HOLDINGS CORPORATION                               1,889,704
    169,600  MONSTER WORLDWIDE INCORPORATED+                          5,564,576
     33,900  PIXAR+                                                   1,719,747
    220,733  QUEST SOFTWARE INCORPORATED+<<                           3,070,396
    114,500  REALNETWORKS INCORPORATED+                                 893,100
    107,000  SYMANTEC CORPORATION+                                    2,551,950
    168,900  VALUECLICK INCORPORATED+                                 2,955,750
    138,400  VERISIGN INCORPORATED+                                   3,270,392
     61,500  YAHOO! INCORPORATED+                                     2,273,655

                                                                     34,689,372
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 5.02%
     25,200  GENZYME CORPORATION+                                     1,821,960
     23,400  INVITROGEN CORPORATION+                                  1,488,006
     93,000  MEDIMMUNE INCORPORATED+                                  3,253,140
     35,600  NEUROCRINE BIOSCIENCES INCORPORATED+                     1,880,392

                                                                      8,443,498
                                                                 --------------

COMMUNICATIONS - 7.57%
     48,200  NEUSTAR INCORPORATED CLASS A+                            1,474,920
     90,800  NEXTEL PARTNERS INCORPORATED CLASS A+<<                  2,283,620
     79,487  NII HOLDINGS INCORPORATED+                               6,591,062
     60,000  WEST CORPORATION+                                        2,367,000

                                                                     12,716,602
                                                                 --------------

CONSUMER SERVICES - 1.45%
    265,500  EMDEON CORPORATION+<<                                    2,442,600
                                                                 --------------

EDUCATIONAL SERVICES - 3.91%
    106,300  EDUCATION MANAGEMENT CORPORATION+                        3,278,292
     66,800  LAUREATE EDUCATION INCORPORATED+                         3,299,920

                                                                      6,578,212
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 6.16%
    303,100  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+               2,994,628

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                            VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (CONTINUED)
     26,900  L-3 COMMUNICATIONS HOLDINGS INCORPORATED            $    2,093,358
     55,832  LINEAR TECHNOLOGY CORPORATION                            1,854,181
     36,100  MAXIM INTEGRATED PRODUCTS INCORPORATED                   1,251,948
     61,000  SCIENTIFIC-ATLANTA INCORPORATED                          2,161,840

                                                                     10,355,955
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
SERVICES - 6.35%
     29,600  ADVISORY BOARD COMPANY+<<                                1,428,200
     34,000  GEN-PROBE INCORPORATED+                                  1,388,560
    193,561  RESOURCES CONNECTION INCORPORATED+<<                     5,526,166
     54,456  SFBC INTERNATIONAL INCORPORATED+                         2,322,004

                                                                     10,664,930
                                                                 --------------

FURNITURE & FIXTURES - 0.94%
     43,900  KINETIC CONCEPTS INCORPORATED+<<                         1,576,010
                                                                 --------------

HEALTH SERVICES - 4.26%
    100,800  SHIRE PHARMACEUTICALS GROUP PLC ADR                      3,612,672
     47,300  SIERRA HEALTH SERVICES INCORPORATED+                     3,547,500

                                                                      7,160,172
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.62%
     49,600  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED         2,898,128
     49,804  STATION CASINOS INCORPORATED                             3,192,437

                                                                      6,090,565
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.56%
     20,701  ACTUANT CORPORATION CLASS A                              1,008,139
     59,900  TEREX CORPORATION+                                       3,292,703

                                                                      4,300,842
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.32%
     76,200  MARSH & MCLENNAN COMPANIES INCORPORATED                  2,221,230
                                                                 --------------

LEATHER & LEATHER PRODUCTS - 1.25%
     65,100  COACH INCORPORATED+                                      2,094,918
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 3.65%
     90,700  ADVANCED MEDICAL OPTICS INCORPORATED+                    3,236,176
     25,600  C.R. BARD INCORPORATED                                   1,596,928
     24,400  ROCKWELL AUTOMATION INCORPORATED                         1,296,860

                                                                      6,129,964
                                                                 --------------

MEDICAL MANAGEMENT SERVICES - 1.63%
     50,700  COVENTRY HEALTH CARE INCORPORATED+                       2,737,293
                                                                 --------------

MISCELLANEOUS RETAIL - 2.95%
    281,492  MARVEL ENTERTAINMENT INCORPORATION+<<                    4,954,259
                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.60%
    138,500  J.B. HUNT TRANSPORT SERVICES INCORPORATED                2,688,285
                                                                 --------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                            VALUE

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.28%
     97,800  CAPITALSOURCE INCORPORATED+<<                       $    2,151,600
                                                                 --------------

OIL & GAS EXTRACTION - 1.88%
     27,700  CHESAPEAKE ENERGY CORPORATION                              889,170
     21,400  RANGE RESOURCES CORPORATION                                763,766
     34,466  XTO ENERGY INCORPORATED                                  1,497,892

                                                                      3,150,828
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.69%
     19,000  TESORO PETROLEUM CORPORATION                             1,161,850
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.96%
     63,100  HARTE HANKS INCORPORATED                                 1,615,360
                                                                 --------------

REAL ESTATE - 3.13%
    107,617  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+             5,257,091
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
SERVICES - 1.35%
    122,200   E*TRADE FINANCIAL CORPORATION+<<                         2,266,810
                                                                 --------------

THEATERS & ENTERTAINMENT - 1.41%
    128,600  REGAL ENTERTAINMENT GROUP CLASS A<<                      2,370,098
                                                                 --------------

TRANSPORTATION EQUIPMENT - 4.50%
     37,300  ITT INDUSTRIES INCORPORATED                              3,789,680
     86,600  OSHKOSH TRUCK CORPORATION                                3,772,296

                                                                      7,561,976
                                                                 --------------

TRANSPORTATION SERVICES - 2.00%
     38,000  CH ROBINSON WORLDWIDE INCORPORATED                       1,339,880
     23,600  UTI WORLDWIDE INCORPORATED<<                             2,018,744

                                                                      3,358,624
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 2.79%
     72,000  CYTYC CORPORATION+                                       1,825,200
     85,450  HUGHES SUPPLY INCORPORATED                               2,858,303

                                                                      4,683,503
                                                                 --------------

TOTAL COMMON STOCKS (COST $148,858,586)                             164,099,484
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 14.84%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.33%
  1,562,642  SCUDDER DAILY ASSETS MONEY MARKET FUND                   1,562,642
    672,105  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND            672,105

                                                                      2,234,747
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                           INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 13.51%
$ 9,499,990   BEAR STEARNS INTERNATIONAL REPURCHASE
                 AGREEMENT (MATURITY VALUE $9,501,076)     4.11%         11/01/2005      $  9,499,990
 13,199,987   GOLDMAN SACHS GROUP INCORPORATED
                 REPURCHASE AGREEMENT
                 (MATURITY VALUE $13,201,472)              4.05          11/01/2005        13,199,987

                                                                                           22,699,977
                                                                                         ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $24,934,724)                                 24,934,724
                                                                                         ------------

SHARES
RIGHTS - 0.00%
     31,200   SEAGATE TECHNOLOGY RIGHTS+(a)                                                         0

TOTAL RIGHTS (COST $0)                                                                              0
                                                                                         ------------

SHORT-TERM INVESTMENTS - 3.92%

MUTUAL FUND - 3.92%
  6,583,801   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                   6,583,801
                                                                                         ------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,583,801)                                              6,583,801
                                                                                         ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $180,377,112)*                     116.42%                                         $195,618,009
OTHER ASSETS AND LIABILITIES, NET        (16.42)                                          (27,589,883)
                                         ------                                          ------------
TOTAL NET ASSETS                         100.00%                                         $168,028,126
                                         ======                                          ============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,583,801.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $180,804,975 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

           GROSS UNREALIZED APPRECIATION                   $18,911,861
           GROSS UNREALIZED DEPRECIATION                    (4,098,827)
                                                           -----------
           NET UNREALIZED APPRECIATION (DEPRECIATION)      $14,813,034

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                           VALUE

COMMON STOCKS - 99.68%

APPAREL & ACCESSORY STORES - 1.07%
     61,131   CHILDREN'S PLACE RETAIL STORES INCORPORATED+<<       $  2,624,354
                                                                   ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS - 0.65%
    127,108   SKECHERS U.S.A. INCORPORATED CLASS A+                   1,610,458
                                                                   ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.98%
    225,659   WRIGHT EXPRESS CORPORATION+                             4,869,721
                                                                   ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
BUILDERS - 0.42%
     49,000   TECHNICAL OLYMPIC USA INCORPORATED<<                    1,035,860
                                                                   ------------

BUSINESS SERVICES - 20.72%
     19,332   ALLIANCE DATA SYSTEMS CORPORATION+                        687,446
     66,400   AQUANTIVE INCORPORATED+                                 1,437,560
     44,441   COGENT INCORPORATED+<<                                  1,179,909
     72,378   GEVITY HR INCORPORATED                                  1,863,010
     80,375   HUDSON HIGHLAND GROUP INCORPORATED+                     1,923,374
    473,632   HYPERCOM CORPORATION+                                   2,818,110
    631,710   IVILLAGE INCORPORATED+                                  4,643,069
     79,626   JUPITERMEDIA CORPORATION+                               1,353,642
    169,812   MPS GROUP INCORPORATED+                                 2,114,159
    149,712   OPEN SOLUTIONS INCORPORATED+<<                          3,205,334
    259,734   PLANETOUT INCORPORATED+<<                               1,994,757
    324,587   QUEST SOFTWARE INCORPORATED+<<                          4,515,005
    165,300   REALNETWORKS INCORPORATED+                              1,289,340
     37,865   SAFENET INCORPORATED+                                   1,255,982
    232,142   SAPIENT CORPORATION+                                    1,204,817
    106,668   SECURE COMPUTING CORPORATION+<<                         1,277,883
    134,115   SI INTERNATIONAL INCORPORATED+                          3,871,900
    106,300   TALEO CORPORATION CLASS A+                              1,227,765
    139,503   TIBCO SOFTWARE INCORPORATED+                            1,058,828
    235,590   VALUECLICK INCORPORATED+<<                              4,122,825
    274,230   WEBEX COMMUNICATIONS INCORPORATED+                      6,282,609
    249,388   WEBMETHODS INCORPORATED+                                1,735,740

                                                                     51,063,064
                                                                   ------------

CHEMICALS & ALLIED PRODUCTS - 6.67%
    148,100   ALKERMES INCORPORATED+<<                                2,412,549
     92,600   ATHEROGENICS INCORPORATED+<<                            1,389,000
     96,669   CUBIST PHARMACEUTICALS INCORPORATED+                    1,953,680
    260,100   ENCYSIVE PHARMACEUTICALS INCORPORATED+<<                2,731,050
    108,700   FIRST HORIZON PHARMACEUTICAL CORPORATION+<<             1,568,541
     97,458   NEUROCRINE BIOSCIENCES INCORPORATED+<<                  5,147,732
     47,900   ONYX PHARMACEUTICALS INCORPORATED+                      1,230,551

                                                                     16,433,103
                                                                   ------------

COMMUNICATIONS - 5.65%
    141,400   INPHONIC INCORPORATED+<<                                2,044,644
    129,571   LODGENET ENTERTAINMENT CORPORATION+                     1,684,423

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMUNICATIONS (CONTINUED)
     67,300   NEUSTAR INCORPORATED CLASS A+                         $ 2,059,380
     14,310   NII HOLDINGS INCORPORATED+                              1,186,585
    803,753   UBIQUITEL INCORPORATED+                                 6,944,426

                                                                     13,919,458
                                                                   ------------
DEPOSITORY INSTITUTIONS - 1.55%
     61,250   FIDELITY BANKSHARES INCORPORATED                        1,727,250
     55,140   FIRST REPUBLIC BANK                                     2,090,357

                                                                      3,817,607
                                                                   ------------
EATING & DRINKING PLACES - 0.73%
     56,535   CALIFORNIA PIZZA KITCHEN INCORPORATED+                  1,809,685
                                                                   ------------
EDUCATIONAL SERVICES - 2.72%
     61,300   EDUCATION MANAGEMENT CORPORATION+                       1,890,492
     97,491   LAUREATE EDUCATION INCORPORATED+                        4,816,055

                                                                      6,706,547
                                                                   ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 5.58%
    126,407   HEXEL CORPORATION+                                      1,999,759
    442,000   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+<<            4,366,960
    131,934   MERCURY COMPUTER SYSTEMS INCORPORATED+                  2,505,427
    666,556   NMS COMMUNICATIONS CORPORATION+                         2,332,946
    228,014   PIXELWORKS INCORPORATED+                                1,256,357
    121,212   UNIVERSAL DISPLAY CORPORATION+<<                        1,293,332

                                                                     13,754,781
                                                                   ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
SERVICES - 8.18%
     43,644   ADVISORY BOARD COMPANY+<<                               2,105,823
     49,700   GEN-PROBE INCORPORATED+                                 2,029,748
     60,243   HURON CONSULTING GROUP INCORPORATED+<<                  1,599,452
    138,666   NAVIGANT CONSULTING INCORPORATED+                       2,907,826
    284,435   RESOURCES CONNECTION INCORPORATED+<<                    8,120,619
     79,380   SFBC INTERNATIONAL INCORPORATED+                        3,384,763

                                                                     20,148,231
                                                                   ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT - 0.48%
     25,114   MOBILE MINI INCORPORATED+<<                             1,172,322
                                                                   ------------
HEALTH SERVICES - 2.44%
     92,891   KINDRED HEALTHCARE INCORPORATED+<<                      2,600,948
     45,600   SIERRA HEALTH SERVICES INCORPORATED+                    3,420,000

                                                                      6,020,948
                                                                   ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.54%
     37,298   GAMESTOP CORPORATION+<<                                 1,323,333
                                                                   ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.93%
     94,068   GAYLORD ENTERTAINMENT COMPANY+                          3,713,805
     85,733   ORIENT EXPRESS HOTELS LIMITED CLASS A                   2,417,671

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (CONTINUED)
     16,854   STATION CASINOS INCORPORATED                          $ 1,080,341

                                                                      7,211,817
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.45%
     30,495   ACTUANT CORPORATION CLASS A                             1,485,107
    144,572   GARDNER DENVER INCORPORATED+                            7,026,199

                                                                      8,511,306
                                                                   ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.18%
      9,559   NATIONAL FINANCIAL PARTNERS CORPORATION                   432,354
                                                                   ------------
INSURANCE CARRIERS - 1.32%
     17,200   THE NAVIGATORS GROUP INCORPORATED+                        667,360
     81,851   WELLCARE HEALTH PLANS INCORPORATED+                     2,578,306

                                                                      3,245,666
                                                                   ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 5.03%
    132,300   ADVANCED MEDICAL OPTICS INCORPORATED+<<                 4,720,464
     88,060   DJ ORTHOPEDICS INCORPORATED+                            2,560,785
     31,800   HAEMONETICS CORPORATION+                                1,540,710
     97,100   IXIA+                                                   1,225,402
    135,317   PHOTON DYNAMICS INCORPORATED+                           2,355,869

                                                                     12,403,230
                                                                   ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.50%
    473,433   IDENTIX INCORPORATED+<<                                 2,097,308
     62,901   SHUFFLE MASTER INCORPORATED+<<                          1,595,170

                                                                      3,692,478
                                                                   ------------
MISCELLANEOUS RETAIL - 6.27%
    152,581   CKX INCORPORATED+                                       1,913,366
    408,555   MARVEL ENTERTAINMENT INCORPORATED+<<                    7,190,568
    236,682   PRICELINE.COM INCORPORATED+<<                           4,489,857
     92,485   STAMPS.COM INCORPORATED+                                1,864,498

                                                                     15,458,289
                                                                   ------------
OIL & GAS EXTRACTION - 1.66%
     43,648   COMSTOCK RESOURCES INCORPORATED+<<                      1,314,241
     90,020   GOODRICH PETROLEUM CORPORATION+<<                       2,007,446
     27,400   TETRA TECH INCORPORATED+                                  766,378

                                                                      4,088,065
                                                                   ------------
PERSONAL SERVICES - 1.45%
     63,100   JACKSON HEWITT TAX SERVICE INCORPORATED                 1,559,832
     58,700   STEINER LEISURE LIMITED+                                2,001,083

                                                                      3,560,915
                                                                   ------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                 VALUE
REAL ESTATE - 1.68%
     61,149   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                               $  2,987,129
     45,300   TRAMMELL CROW COMPANY+                                                        1,158,321

                                                                                            4,145,450
                                                                                         ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.86%
     62,550   JARDEN CORPORATION+<<                                                         2,113,564
                                                                                         ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
SERVICES - 1.23%
    161,200   OPTIONSXPRESS HOLDINGS INCORPORATED<<                                         3,040,232
                                                                                         ------------
TRANSPORTATION EQUIPMENT - 2.51%
     40,500   AVIALL+                                                                       1,277,775
     76,731   K & F INDUSTRIES HOLDINGS INCORPORATED+                                       1,200,073
     45,900   OSHKOSH TRUCK CORPORATION                                                     1,999,404
    113,710   RUSH ENTERPRISES INCORPORATED+                                                1,712,472

                                                                                            6,189,724
                                                                                         ------------
TRANSPORTATION SERVICES - 0.94%
     63,386   HUB GROUP INCORPORATED CLASS A+                                               2,305,349
                                                                                         ------------
WHOLESALE TRADE NON-DURABLE GOODS - 3.33%
    160,941   AIRGAS INCORPORATED                                                           4,549,802
    149,869   PROVIDE COMMERCE+<<                                                           3,646,313

                                                                                            8,196,115
                                                                                         ------------
WHOLESALE TRADE-DURABLE GOODS - 5.96%
    120,609   HUGHES SUPPLY INCORPORATED                                                    4,034,371
    342,989   PSS WORLD MEDICAL INCORPORATED+                                               4,777,837
    147,821   WESCO INTERNATIONAL INCORPORATED+                                             5,875,885

                                                                                           14,688,093
                                                                                         ------------

TOTAL COMMON STOCKS (COST $231,526,136)                                                   245,592,119
                                                                                         ------------
SHARES
COLLATERAL FOR SECURITIES LENDING - 24.36%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.24%
  1,952,214   SCUDDER DAILY ASSETS MONEY MARKET FUND                                        1,952,214
  1,101,344   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                               1,101,344

                                                                                            3,053,558
                                                                                         ------------

PRINCIPAL                                             INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 23.12%
$ 2,000,000   AQUIFER FUNDING LIMITED                     3.88%         11/04/2005          1,999,340
  2,000,000   ATOMIUM FUNDING CORPORATION                 3.94          11/18/2005          1,996,220
 10,000,000   BEAR STEARNS & COMPANY REPURCHASE
              AGREEMENT
              (MATURITY VALUE $10,001,142)                4.11          11/01/2005         10,000,000
  1,000,000   BHP BILLITON FINANCE (USA) LIMITED          3.80          11/03/2005            999,780
  2,000,000   BUCKINGHAM CDO LLC                          4.05          12/02/2005          1,993,040
  2,000,000   CONCORD MINUTEMEN CAPITAL COMPANY
               SERIES B+/-                                3.88          11/08/2005          2,000,000

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

    SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                           INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 2,000,000   CORPORATE ASSET SECURITIZATION
              AUSTRALIA LIMITED                            3.88%        11/07/2005       $  1,998,660
  2,000,000   CREDIT SUISSE BANK                           4.11         05/04/2006          1,987,040
  2,000,000   EUREKA SECURITIZATION                        3.96         12/07/2005          1,991,920
              INCORPORATED
 17,000,000   GOLDMAN SACHS GROUP INCORPORATED
              REPURCHASE AGREEMENT
              (MATURITY VALUE $17,001,913)                 4.05         11/01/2005         17,000,000
  2,000,000   ING USA ANNUITY AND LIFE INSURANCE           4.22         06/06/2006          2,000,000
  3,000,000   KLIO II FUNDING CORPORATION                  4.03         12/01/2005          2,989,980
  2,000,000   LIBERTY LIGHT US CAPITAL                     3.95         05/26/2006          2,000,240
  1,000,000   LIBERTY STREET FUNDING CORPORATION           3.81         11/04/2005            999,670
  1,000,000   LIQUID FUNDING LIMITED                       3.84         03/03/2006          1,000,000
  1,000,000   MORGAN STANLEY                               4.14         01/13/2006          1,000,000
  2,000,000   NATEXIS BANQUE POPULAIRES                    3.81         12/13/2005          2,000,000
  1,000,000   PREMIUM ASSET TRUST SERIES 2001-2+/-         4.34         03/28/2006          1,002,240
  2,000,000   WHITE PINE FINANCE LLC SERIES MTN            3.95         06/12/2006          2,000,260

                                                                                           56,958,390
                                                                                         ------------
TOTAL COLLATERAL FOR SECURITIES LENDING
(COST $60,011,948)                                                                         60,011,948
                                                                                         ------------

SHARES
WARRANTS - 0.00%
        108   IMPERIAL CREDIT INDUSTRY
              (EXPIRES ON JANUARY 31, 2008)+(a)                                                     0
      2,851   TIMCO AVIATION SERVICES INCORPORATED
              (EXPIRES ON FEBRUARY 27, 2007)+(a)                                                    0

TOTAL WARRANTS (COST $0)                                                                            0
                                                                                         ------------
SHORT-TERM INVESTMENTS - 0.02%

MUTUAL FUND - 0.02%
     64,584   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                      64,584
                                                                                         ------------

TOTAL SHORT-TERM INVESTMENTS (COST $64,584)                                                    64,584
                                                                                         ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $291,602,668)*                                     124.06%                         $305,668,651
                                                                                         ------------
OTHER ASSETS AND LIABILITIES, NET                        (24.06)                          (59,279,572)
                                                         ------                          ------------
TOTAL NET ASSETS                                         100.00%                         $246,389,079
                                                         ======                          ============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $64,584.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $293,526,898 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

           GROSS UNREALIZED APPRECIATION                  $ 25,203,683
           GROSS UNREALIZED DEPRECIATION                   (13,061,930)
                                                          ------------
           NET UNREALIZED APPRECIATION (DEPRECIATION)     $ 12,141,753

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                           VALUE

COMMON STOCKS - 93.24%

APPAREL & ACCESSORY STORES - 1.19%
    322,800   CLAIRE'S STORES INCORPORATED                         $  8,408,940
                                                                   ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.71%
    332,500   CSK AUTO CORPORATION+                                   5,030,725
                                                                   ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.34%
    125,400   STANDARD PARKING CORPORATION+                           2,415,204
                                                                   ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
DEALERS - 0.18%
     29,300   CENTRAL GARDEN & PET COMPANY+<<                         1,256,091
                                                                   ------------

BUSINESS SERVICES - 15.14%
    264,400   ABM INDUSTRIES INCORPORATED                             5,229,832
    127,900   AVOCENT CORPORATION+                                    3,921,414
     77,800   CCC INFORMATION SERVICES GROUP+                         2,019,688
    504,100   CONCUR TECHNOLOGIES INCORPORATED+                       6,810,391
     96,206   COVANSYS CORPORATION+                                   1,539,296
    275,300   CSG SYSTEMS INTERNATIONAL INCORPORATED+                 6,472,303
    311,200   FILENET CORPORATION+<<                                  8,760,280
    533,700   GARTNER INCORPORATED+<<                                 6,425,748
    228,700   GEVITY HR INCORPORATED                                  5,886,738
     85,000   HUDSON HIGHLAND GROUP INCORPORATED+                     2,034,050
    604,700   INFORMATICA CORPORATION+                                7,195,930
    102,200   KANBAY INTERNATIONAL INCORPORATED+<<                    1,490,076
    248,700   MAPINFO CORPORATION+                                    3,056,523
      1,605   PEREGRINE SYSTEMS INCORPORATED                             40,446
    605,400   PEROT SYSTEMS CORPORATION CLASS A+                      8,390,844
    260,600   RIGHTNOW TECHNOLOGIES INCORPORATED+<<                   3,966,332
    923,800   RSA SECURITY INCORPORATED+                             10,531,320
    278,800   SINA CORPORATION+<<                                     7,067,580
     88,700   THQ INCORPORATED+                                       2,056,066
    607,400   VALUECLICK INCORPORATED+<<                             10,629,500
    138,200   WEBEX COMMUNICATIONS INCORPORATED+<<                    3,166,162

                                                                    106,690,519
                                                                   ------------

CHEMICALS & ALLIED PRODUCTS - 7.60%
    100,700   ADAMS RESPIRATORY THERAPEUTICSINCORPORATED+             3,766,180
    673,496   ANGIOTECH PHARMACEUTICALS INCORPORATED+<<               9,024,846
    219,700   ARRAY BIOPHARMA INCORPORATED+                           1,559,870
     41,400   CYTEC INDUSTRIES INCORPORATED                           1,709,820
    149,600   FIRST HORIZON PHARMACEUTICAL CORPORATION+               2,158,728
    141,900   FMC CORPORATION+                                        7,725,036
    180,125   IMMUCOR INCORPORATED+                                   4,668,840
    198,600   INSPIRE PHARMACEUTICALS INCORPORATED+                   1,251,180
    241,500   MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<            7,124,250
    196,600   NUVELO INCORPORATED+<<                                  1,651,440
    314,200   OLIN CORPORATION<<                                      5,617,896
    118,300   SALIX PHARMACEUTICALS LIMITED+                          2,122,302
    265,600   SEROLOGICALS CORPORATION+<<                             5,173,888

                                                                     53,554,276
                                                                   ------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                           VALUE

COAL MINING - 1.10%
    206,100   FOUNDATION COAL HOLDINGS INCORPORATED               $   7,728,750
                                                                  -------------

COMMUNICATIONS - 1.44%
    296,200   CENTENNIAL COMMUNICATIONS CORPORATION+                  4,386,722
    235,000   CROWN CASTLE INTERNATIONAL CORPORATION+                 5,762,200

                                                                     10,148,922
                                                                  -------------

DEPOSITORY INSTITUTIONS - 3.84%
     71,900   BANK OF HAWAII CORPORATION<<                            3,694,222
    162,900   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED          4,715,955
    159,697   CULLEN FROST BANKERS INCORPORATED                       8,435,196
    236,300   FIRST NIAGARA FINANCIAL GROUP INCORPORATED              3,480,699
    206,800   GOLD BANC CORPORATION INCORPORATED                      3,064,776
    601,500   TAC ACQUISITION CORPORATION+                            3,705,240

                                                                     27,096,088
                                                                  -------------

EATING & DRINKING PLACES - 0.90%
     43,600   P.F. CHANG'S CHINA BISTRO INCORPORATED+<<               1,994,264
    143,100   RARE HOSPITALITY INTERNATIONAL INCORPORATED+<<          4,373,136

                                                                      6,367,400
                                                                  -------------

EDUCATIONAL SERVICES - 0.58%
     56,900   EDUCATION MANAGEMENT CORPORATION+                       1,754,796
     74,700   UNIVERSAL TECHNICAL INSTITUTE
              INCORPORATED+                                           2,340,351

                                                                      4,095,147
                                                                  -------------

ELECTRIC, GAS & SANITARY SERVICES - 2.79%
     45,700   ITC HOLDINGS CORPORATION<<                              1,256,750
    180,400   ORMAT TECHNOLOGIES INCORPORATED<<                       3,676,552
    208,450   PNM RESOURCES INCORPORATED                              5,284,208
    195,500   SOUTHERN UNION COMPANY+                                 4,598,160
    146,200   WASTE CONNECTIONS INCORPORATED+<<                       4,878,694

                                                                     19,694,364
                                                                  -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 4.25%
    183,400   AEROFLEX INCORPORATED+                                  1,661,604
     83,900   DIODES INCORPORATED+                                    3,042,214
    885,400   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+              8,747,752
     59,400   INTERNATIONAL RECTIFIER CORPORATION+                    1,757,646
     57,800   METHODE ELECTRONICS INCORPORATED                          593,028
    893,300   MIPS TECHNOLOGIES INCORPORATED+                         5,011,413
    389,200   POWER-ONE INCORPORATED+                                 2,210,656
    560,500   VOLTERRA SEMICONDUCTOR CORPORATION+<<                   6,910,965

                                                                     29,935,278
                                                                  -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
RELATED SERVICES - 3.65%
    845,996   DIVERSA CORPORATION+                                    4,526,079
    390,300   LEXICON GENETICS INCORPORATED+                          1,557,297
    201,621   MTC TECHNOLOGIES INCORPORATED+                          6,514,374

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                           VALUE

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
SERVICES (CONTINUED)
    457,500   NAVIGANT CONSULTING INCORPORATED+<<                 $   9,593,775
    134,000   WATSON WYATT & COMPANY HOLDINGS                         3,551,000

                                                                     25,742,525
                                                                  -------------
FOOD & KINDRED PRODUCTS - 1.51%
    242,700   DEL MONTE FOODS COMPANY+                                2,567,766
     60,800   FLOWERS FOODS INCORPORATED                              1,781,440
     90,200   RALCORP HOLDINGS INCORPORATED+                          3,508,780
    195,300   SENOMYX INCORPORATED+<<                                 2,783,025

                                                                     10,641,011
                                                                  -------------
GENERAL MERCHANDISE STORES - 0.46%
    112,700   BJ'S WHOLESALE CLUB INCORPORATED+<<                     3,209,696
                                                                  -------------
HEALTH SERVICES - 4.79%
    265,612   DAVITA INCORPORATED+                                   13,062,798
    258,900   EDUCATE INCORPORATED+<<                                 3,049,842
     56,200   HUMAN GENOME SCIENCES INCORPORATED+<<                     469,270
     59,600   PSYCHIATRIC SOLUTIONS INCORPORATED+<<                   3,260,120
     37,000   RENAL CARE GROUP INCORPORATED+<<                        1,733,450
    213,244   SYMBION INCORPORATED+<<                                 4,825,712
    204,224   UNITED SURGICAL PARTNERS INTERNATIONAL
              INCORPORATED+                                           7,321,430

                                                                     33,722,622
                                                                  -------------
HOLDING & OTHER INVESTMENT OFFICES - 1.42%
    100,208   BRANDYWINE REALTY TRUST<<                               2,745,699
     92,711   HEALTH CARE REIT INCORPORATED                           3,267,136
    181,263   UNITED DOMINION REALTY TRUST
              INCORPORATED<<                                          4,011,350

                                                                     10,024,185
                                                                  -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT
STORES - 0.32%
     63,800   GAMESTOP CORPORATION CLASS A+<<                         2,263,624
                                                                  -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE
PLACES - 0.48%
    119,481   ORIENT EXPRESS HOTELS LIMITED CLASS A                   3,369,364
                                                                  -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
EQUIPMENT - 8.15%
    151,900   ACTUANT CORPORATION CLASS A                             7,397,530
    299,600   AGCO CORPORATION+                                       4,790,604
    208,500   DRESSER RAND GROUP INCORPORATED+                        4,524,450
    106,100   FMC TECHNOLOGIES INCORPORATED+                          3,868,406
     94,300   IDEX CORPORATION                                        3,773,886
    103,800   KENNAMETAL INCORPORATED                                 5,305,218
     68,000   MANITOWOC COMPANY INCORPORATED<<                        3,618,280
    167,000   RACKABLE SYSTEMS INCORPORATED+<<                        2,321,300
    492,800   SCIENTIFIC GAMES CORPORATION CLASS A+<<                14,764,288
    510,700   ULTRATECH INCORPORATED+<<                               7,037,446

                                                                     57,401,408
                                                                  -------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                           VALUE

INSURANCE CARRIERS - 7.54%
    104,400   ARGONAUT GROUP INCORPORATED+                        $   3,044,304
    683,500   CONSECO INCORPORATED+<<                                13,875,050
    576,400   MAX RE CAPITAL LIMITED                                 13,781,724
    119,957   PLATINUM UNDERWRITERS HOLDINGS LIMITED                  3,417,575
    293,500   REINSURANCE GROUP OF AMERICA INCORPORATED              13,427,625
    176,900   WELLCARE HEALTH PLANS INCORPORATED+<<                   5,572,350

                                                                     53,118,628
                                                                  -------------
LEATHER & LEATHER PRODUCTS - 0.69%
    150,500   BROWN SHOE COMPANY INCORPORATED<<                       4,886,735
                                                                  -------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS
TRANSPORTATION - 0.80%
    248,600   LAIDLAW INTERNATIONAL INCORPORATED                      5,653,164
                                                                  -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.08%
    126,600   ADVANCED MEDICAL OPTICS INCORPORATED+<<                 4,517,088
    151,300   DJ ORTHOPEDICS INCORPORATED+                            4,399,804
    111,700   DRS TECHNOLOGIES INCORPORATED<<                         5,502,342
    426,376   II-VI INCORPORATED+<<                                   7,598,020
    100,300   POLYMEDICA CORPORATION                                  3,310,903
    136,400   ROFIN-SINAR TECHNOLOGIES INCORPORATED+                  5,027,704
    126,900   SYBRON DENTAL SPECIALTIES INCORPORATED+                 5,444,010

                                                                     35,799,871
                                                                  -------------
METAL MINING - 1.31%
    338,400   AGNICO-EAGLE MINES LIMITED<<                            4,622,544
     45,700   APEX SILVER MINES LIMITED+<<                              700,124
    195,830   GOLDCORP INCORPORATED<<                                 3,908,767

                                                                      9,231,435
                                                                  -------------
MISCELLANEOUS RETAIL - 0.57%
    170,300   PETSMART INCORPORATED                                   4,002,050
                                                                  -------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.81%
    246,615   APOLLO INVESTMENT CORPORATION                           4,606,768
    474,200   ENCORE CAPITAL GROUP INCORPORATED+<<                    8,151,498

                                                                     12,758,266
                                                                  -------------
OIL & GAS EXTRACTION - 6.74%
    132,797   DENBURY RESOURCES INCORPORATED+                         5,793,933
    136,200   FOREST OIL CORPORATION+<<                               5,949,216
    469,100   HANOVER COMPRESSOR COMPANY+<<                           6,032,626
    321,100   KCS ENERGY INCORPORATED+                                7,744,932
    161,700   ST. MARY LAND & EXPLORATION COMPANY<<                   5,499,417
    237,300   STROUD ENERGY INCORPORATED+ @                           3,796,800
    341,500   SUPERIOR ENERGY SERVICES INCORPORATED+                  6,959,770
    368,210   WILLBROS GROUP INCORPORATED+<<                          5,747,758

                                                                     47,524,452
                                                                  -------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                           VALUE

PAPER & ALLIED PRODUCTS - 0.64%
    430,800   XERIUM TECHNOLOGIES INCORPORATED                     $  4,501,860
                                                                   ------------

PERSONAL SERVICES - 0.74%
    135,500   REGIS CORPORATION<<                                     5,197,780
                                                                   ------------

PRIMARY METAL INDUSTRIES - 1.10%
    164,500   SCHNITZER STEEL INDUSTRY<<                              5,247,550
     80,400   STEEL DYNAMICS INCORPORATED                             2,489,988

                                                                      7,737,538
                                                                   ------------

RAILROAD TRANSPORTATION - 0.88%
    281,400   KANSAS CITY SOUTHERN+<<                                 6,235,824
                                                                   ------------

SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES - 0.23%
     34,400   GAMCO INVESTORS INCORPORATED CLASS A                    1,605,104
                                                                   ------------

TEXTILE MILL PRODUCTS - 1.19%
    216,200   ALBANY INTERNATIONAL CORPORATION CLASS A                8,351,806
                                                                   ------------

TRANSPORTATION BY AIR - 0.52%
    232,800   REPUBLIC AIRWAYS HOLDINGS INCORPORATED+                 3,631,680
                                                                   ------------

TRANSPORTATION SERVICES - 0.43%
     83,700   HUB GROUP INCORPORATED CLASS A+                         3,044,169
                                                                   ------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.80%
    222,400   AIRGAS INCORPORATED                                     6,287,248
    238,200   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<           6,412,344

                                                                     12,699,592
                                                                   ------------

WHOLESALE TRADE-DURABLE GOODS - 0.33%
     37,800   LKQ CORPORATION+                                        1,145,340
     50,500   NUCO2 INCORPORATED+                                     1,156,450

                                                                      2,301,790
                                                                   ------------

TOTAL COMMON STOCKS (COST $587,339,915)                             657,077,883
                                                                   ------------

INVESTMENT COMPANIES - 0.23%
    107,740   TECHNOLOGY INVESTMENT CAPITAL CORPORATION               1,638,726

TOTAL INVESTMENT COMPANIES (COST $1,594,327)                          1,638,726
                                                                   ------------

COLLATERAL FOR SECURITIES LENDING - 14.46%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.81%
  3,162,612   SCUDDER DAILY ASSETS MONEY MARKET FUND                  3,162,612
  2,542,417   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND         2,542,417

                                                                      5,705,029
                                                                   ------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                           INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 13.65%
$23,000,000   BEAR STEARNS INTERNATIONAL REPURCHASE
              AGREEMENT (MATURITY VALUE $23,002,627)       4.11%         11/01/2005     $  23,000,000
 73,200,000   GOLDMAN SACHS GROUP INCORPORATED
              REPURCHASE AGREEMENT (MATURITY
              VALUE $73,208,235)                           4.05          11/01/2005        73,200,000

                                                                                           96,200,000
                                                                                        -------------

TOTAL COLLATERAL FOR SECURITIES LENDING
(COST $101,905,029)                                                                       101,905,029
                                                                                        -------------

SHARES
SHORT-TERM INVESTMENTS - 6.73%

MUTUAL FUND - 6.73%

47,416,032    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                  47,416,032
                                                                                        -------------
TOTAL SHORT-TERM INVESTMENTS (COST $47,416,032)                                            47,416,032
                                                                                        -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $738,255,303)*                                     114.66%                          808,037,670

OTHER ASSETS AND LIABILITIES, NET                        (14.66)                         (103,323,690)
                                                         ------                         -------------
TOTAL NET ASSETS                                         100.00%                        $ 704,713,980
                                                         ======                         =============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

@ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $47,416,032.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $739,155,085 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

           GROSS UNREALIZED APPRECIATION                   $ 90,003,498
           GROSS UNREALIZED DEPRECIATION                    (21,120,913)
                                                           ------------
           NET UNREALIZED APPRECIATION (DEPRECIATION)      $ 68,882,585

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                           VALUE

COMMON STOCKS - 88.33%

APPAREL & ACCESSORY STORES - 0.64%

    330,500   PAYLESS SHOESOURCE INCORPORATED+                     $  6,071,285
    417,800   TOO INCORPORATED+                                      11,869,698

                                                                     17,940,983
                                                                   ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS - 0.01%

      9,800   GUESS? INCORPORATED+                                      265,776
                                                                   ------------

BUSINESS SERVICES - 5.59%

  1,061,700   ABM INDUSTRIES INCORPORATED                            21,000,426
  1,178,850   EARTHLINK INCORPORATED+                                12,979,138
    725,565   HEALTHCARE SERVICES GROUP                              13,524,532
    794,795   IDX SYSTEMS CORPORATION+                               34,486,155
    675,900   JDA SOFTWARE GROUP INCORPORATED+                       10,929,303
  2,264,753   KFORCE INCORPORATED+**                                 24,459,332
  1,574,015   MPS GROUP INCORPORATED+                                19,596,487
  1,022,300   TIER TECHNOLOGIES INCORPORATED CLASS B+**               8,198,846
    723,500   VIGNETTE CORPORATION+                                  12,017,335

                                                                    157,191,554
                                                                   ------------

CHEMICALS & ALLIED PRODUCTS - 2.94%

  2,327,730   CALGON CARBON CORPORATION**                            12,686,129
     42,500   HB FULLER COMPANY                                       1,273,725
    728,900   OM GROUP INCORPORATED+                                 11,647,822
  2,083,700   ORASURE TECHNOLOGIES INCORPORATED+                     22,941,537
  3,714,900   POLYONE CORPORATION+                                   21,434,973
  1,046,140   PRESTIGE BRANDS HOLDINGS INCORPORATED+                 12,605,987

                                                                     82,590,173
                                                                   ------------

COMMUNICATIONS - 1.44%

  3,867,600   CINCINNATI BELL INCORPORATED+                          15,315,696
  2,781,400   LIGHTBRIDGE INCORPORATED+**                            22,529,340
  1,825,000   NET2PHONE INCORPORATED+                                 2,737,500

                                                                     40,582,536
                                                                   ------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 4.21%

  3,309,900   CHICAGO BRIDGE & IRON COMPANY NV                       73,810,770
  1,374,000   LAYNE CHRISTENSEN COMPANY+**                           28,922,700
  1,606,139   MATRIX SERVICE COMPANY+**                              15,788,346

                                                                    118,521,816
                                                                   ------------

DEPOSITORY INSTITUTIONS - 0.59%

    680,300   COLONIAL BANCGROUP INCORPORATED                        16,565,305
                                                                   ------------

ELECTRIC, GAS & SANITARY SERVICES - 0.05%

    110,500   EL PASO CORPORATION                                     1,310,530
                                                                   ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 4.30%

          1   ADC TELECOMMUNICATIONS INCORPORATED+                            5

    871,376   C-COR INCORPORATED+                                     4,644,434

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                           VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (CONTINUED)
  1,957,840   CELESTICA INCORPORATED+                              $ 18,716,950
    185,900   ECI TELECOM LIMITED+                                    1,412,840
  1,026,263   EVANS & SUTHERLAND COMPUTER CORPORATION+**              5,931,800
  5,103,330   GRAFTECH INTERNATIONAL LIMITED+**                      25,006,317
  1,038,400   NORTEL NETWORKS CORPORATION+                            3,374,800
    920,650   OSI SYSTEMS INCORPORATED+**                            15,282,790
    400,400   QLOGIC CORPORATION+                                    12,076,064
    825,300   RICHARDSON ELECTRONICS LIMITED                          6,858,243
  2,716,747   STATS CHIPPAC LIMITED ADR+                             15,240,951
  1,044,919   TRIQUINT SEMICONDUCTOR INCORPORATED+                    4,388,660
    713,000   VISHAY INTERTECHNOLOGY INCORPORATED+                    8,085,420

                                                                    121,019,274
                                                                   ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
SERVICES - 1.43%
    304,245   CDI CORPORATION                                         8,388,035
    910,500   CV THERAPEUTICS INCORPORATED+                          22,817,130
  1,979,905   DISCOVERY PARTNERS INTERNATIONAL+**                     5,702,126
    123,100   WATSON WYATT & COMPANY HOLDINGS                         3,262,150

                                                                     40,169,441
                                                                   ------------

FOOD & KINDRED PRODUCTS - 1.13%
  3,002,535   DEL MONTE FOODS COMPANY+                               31,766,820
                                                                   ------------

GENERAL MERCHANDISE STORES - 0.41%
    587,535   FOOT LOCKER INCORPORATED                               11,421,680
                                                                   ------------

HEALTH SERVICES - 3.39%
  4,065,500   BEVERLY ENTERPRISES INCORPORATED+                      47,728,970
    676,685   CROSS COUNTRY HEALTHCARE INCORPORATED+                 12,295,366
  1,159,085   GENTIVA HEALTH SERVICES INCORPORATED+                  17,026,959
    488,200   MANOR CARE INCORPORATED                                18,185,450

                                                                     95,236,745
                                                                   ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.94%
    783,700   AMERICAN FINANCIAL REALTY TRUST                         9,647,347
    775,000   DISCOVERY HOLDING COMPANY+                             10,919,750
    654,900   GOVERNMENT PROPERTIES TRUST INCORPORATED                5,946,492

                                                                     26,513,589
                                                                   ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.06%
    456,500   EMPIRE RESORTS INCORPORATED+                            1,803,175
                                                                   ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.27%
  4,402,835   CRAY INCORPORATED+**                                    5,195,345
     80,000   HYDRIL COMPANY+                                         5,307,200
    300,500   KULICKE & SOFFA INDUSTRIES INCORPORATED+                1,884,135
    326,800   ROBBINS & MYERS INCORPORATED                            7,055,612
    380,000   SMITH INTERNATIONAL INCORPORATED                       12,312,000
  3,221,095   SYMBOL TECHNOLOGIES INCORPORATED                       26,735,089
  1,517,700   UNOVA INCORPORATED+                                    47,048,700

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                           VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
(CONTINUED)
    258,700   YORK INTERNATIONAL CORPORATION                       $ 14,515,657

                                                                    120,053,738
                                                                   ------------

INSURANCE CARRIERS - 3.63%
    896,612   ARGONAUT GROUP INCORPORATED+                           26,145,206
    257,650   DONEGAL GROUP INCORPORATED CLASS A                      5,709,524
    215,800   EMC INSURANCE GROUP INCORPORATED                        3,992,300
    568,610   ENDURANCE SPECIALTY HOLDINGS LIMITED                   18,855,108
    490,090   MERCURY GENERAL CORPORATION                            29,625,940
    483,850   MONTPELIER RE HOLDINGS LIMITED                          9,725,385
    743,850   PXRE GROUP LIMITED                                      8,033,580

                                                                    102,087,043
                                                                   ------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.83%
  1,068,510   GEO GROUP INCORPORATED+**                              23,336,258
                                                                   ------------

LEATHER & LEATHER PRODUCTS - 0.14%
    260,900   BAKERS FOOTWEAR GROUP INCORPORATED+                     3,952,635
                                                                   ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 2.83%
    760,029   ALLIED HEALTHCARE PRODUCTS INCORPORATED+**              3,838,147
    540,200   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP           13,110,654
    413,800   ARMOR HOLDINGS INCORPORATED+                           18,500,998
    296,420   COHERENT INCORPORATED+                                  8,776,996
  1,885,025   CREDENCE SYSTEMS CORPORATION+                          14,514,693
  2,162,390   INPUT OUTPUT INCORPORATED+                             16,607,155
    320,930   NEWPORT CORPORATION+                                    4,184,927

                                                                     79,533,570
                                                                   ------------

METAL MINING - 10.94%
  3,047,780   APEX SILVER MINES LIMITED+**                           46,691,990
    244,000   ELDORADO GOLD CORPORATION+                                743,720
  2,993,300   GLAMIS GOLD LIMITED+                                   63,517,826
  2,027,800   GOLDCORP INCORPORATED                                  40,474,888
  2,733,400   HARMONY GOLD MINING COMPANY LIMITED ADR                28,564,030
    886,100   IPSCO INCORPORATED                                     62,797,907
  1,229,710   MERIDIAN GOLD INCORPORATED+                            23,093,954
  3,012,500   RANDGOLD RESOURCES LIMITED ADR+**                      41,030,250
    110,500   SOUTHWESTERN RESOURCES CORPORATION+                       912,179

                                                                    307,826,744
                                                                   ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.15%
  1,031,300   QUADRA MINING LIMITED                                   4,365,845
                                                                   ------------

MISCELLANEOUS RETAIL - 0.11%
    220,600   SHARPER IMAGE CORPORATION+                              2,247,914
     38,400   STAMPS.COM INCORPORATED+                                  774,144

                                                                      3,022,058
                                                                   ------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                           VALUE

MISCELLANEOUS SERVICES - 0.23%
    237,800   TOREADOR RESOURCES CORPORATION+                      $  6,546,634
                                                                   ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.34%
    909,200   COVENANT TRANSPORT INCORPORATED CLASS A+**              9,682,980
                                                                   ------------

OIL & GAS EXTRACTION - 25.33%
    587,800   BJ SERVICES COMPANY                                    20,426,050
    931,500   FOREST OIL CORPORATION+                                40,687,920
  9,597,490   GLOBAL INDUSTRIES LIMITED+**                          121,984,098
  2,005,600   GREY WOLF INCORPORATED+                                15,403,008
    437,980   HELMERICH & PAYNE INCORPORATED                         24,264,092
  3,767,925   KEY ENERGY SERVICES INCORPORATED+                      50,866,987
  1,827,470   MCMORAN EXPLORATION COMPANY+**                         31,012,166
    376,000   NEWFIELD EXPLORATION COMPANY+                          17,044,080
  4,186,000   NEWPARK RESOURCES INCORPORATED+                        33,906,600
    802,500   NOBLE ENERGY INCORPORATED                              32,140,125
    668,760   OCEANEERING INTERNATIONAL INCORPORATED+                32,180,731
  1,335,500   PARKER DRILLING COMPANY+                               11,805,820
    144,300   PETROHAWK ENERGY CORPORATION+                           1,783,548
  1,263,500   PETROHAWK ENERGY CORPORATION+                          15,616,860
  1,143,200   PETROQUEST ENERGY INCORPORATED+                        11,100,472
    377,700   PIONEER NATURAL RESOURCES COMPANY                      18,903,885
  1,130,099   PRIDE INTERNATIONAL INCORPORATED+                      31,721,879
  3,680,050   RANGE RESOURCES CORPORATION                           131,340,984
    510,100   REMINGTON OIL & GAS CORPORATION+                       17,853,500
    210,000   STONE ENERGY CORPORATION+                               9,639,000
    389,300   TRANSOCEAN INCORPORATED+                               22,380,857
     50,100   TRILOGY ENERGY TRUST                                    1,023,973
  1,250,900   WILLBROS GROUP INCORPORATED+**                         19,526,549

                                                                    712,613,184
                                                                   ------------

PAPER & ALLIED PRODUCTS - 1.03%
    413,880   CHESAPEAKE CORPORATION                                  8,335,543
  1,877,700   WAUSAU PAPER CORPORATION                               20,560,815

                                                                     28,896,358
                                                                   ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.28%
    105,000   ASHLAND INCORPORATED                                    5,618,550
     70,000   HEADWATERS INCORPORATED+                                2,228,800

                                                                      7,847,350
                                                                   ------------

PRIMARY METAL INDUSTRIES - 4.79%
    445,250   CARPENTER TECHNOLOGY CORPORATION                       26,848,575
    816,000   ENCORE WIRE CORPORATION+                               17,601,120
    501,586   ROANOKE ELECTRIC STEEL CORPORATION                     10,989,749
  1,077,400   STEEL DYNAMICS INCORPORATED                            33,367,078
  1,082,300   UNITED STATES STEEL CORPORATION                        39,536,419
     96,570   WEBCO INDUSTRIES INCORPORATED+**                        6,277,018

                                                                    134,619,959
                                                                   ------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                          VALUE

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.15%
    525,500   R.H. DONNELLEY CORPORATION+                        $   32,439,115
                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.99%
    945,100   CONSTAR INTERNATIONAL INCORPORATED+**                   1,890,200
     93,000   INTERTAPE POLYMER GROUP INCORPORATED+#                    731,496
  3,496,670   INTERTAPE POLYMER GROUP INCORPORATED+**                27,658,660
     50,000   JARDEN CORPORATION+                                     1,689,500
  2,627,500   ROYAL GROUP TECHNOLOGIES LIMITED+                      23,962,800

                                                                     55,932,656
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.19%
    868,535   US CONCRETE INCORPORATED+                               5,298,064
                                                                 --------------

TRANSPORTATION BY AIR - 2.23%
    347,630   EGL INCORPORATED+                                       9,744,069
    900,500   LAN AIRLINES SA ADR                                    29,014,110
    120,774   PETROLEUM HELICOPTERS INCORPORATED+                     3,882,884
    664,373   PETROLEUM HELICOPTERS INCORPORATED
              (NON-VOTING)+**                                        20,170,364

                                                                     62,811,427
                                                                 --------------

TRANSPORTATION EQUIPMENT - 0.60%
  1,517,710   FLEETWOOD ENTERPRISES INCORPORATED+                    16,770,696
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 0.14%
    516,100   COVALENT GROUP INCORPORATED+                            1,145,742
     54,400   OMNICARE INCORPORATED                                   2,943,040

                                                                      4,088,782
                                                                 --------------

TOTAL COMMON STOCKS (COST $1,799,587,872)                         2,484,624,493
                                                                 --------------

SHORT-TERM INVESTMENTS - 13.96%

MUTUAL FUND - 13.96%
392,808,407   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++           392,808,407
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $392,808,407)                    392,808,407
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,192,396,279)*                              102.29%      $2,877,432,900
OTHER ASSETS AND LIABILITIES, NET                    (2.29)         (64,470,063)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $2,812,962,837
                                                    ======       ==============

+     NON-INCOME EARNING SECURITIES.

** INVESTMENTS IN AFFILIATES REPRESENTING 5% OR MORE OF THE OUTSTANDING VOTING SECURITIES.

# SECURITY TRADES IN FOREIGN CURRENCY AND IS CONVERTED TO U.S. DOLLARS DAILY USING CURRENT EXCHANGE RATES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $392,808,407.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,218,065,782 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

           GROSS UNREALIZED APPRECIATION                $ 786,297,830
           GROSS UNREALIZED DEPRECIATION                 (127,589,141)
                                                        -------------
           NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 658,708,689

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

                                                             STRIKE    EXPIRATION
CONTRACTS                                                     PRICE       DATE         VALUE
WRITTEN OPTIONS - (1.35%)
      (150)   APEX SILVER MINES LIMITED CALL+                $ 15.00   01/21/2006   $    (24,750)
      (600)   APEX SILVER MINES LIMITED CALL+                  17.50   01/21/2006        (36,000)
      (350)   APEX SILVER MINES LIMITED CALL+                  15.00   11/19/2005        (28,000)
      (450)   APPLIED BIOSYSTEMS GROUP CALL+                   22.50   12/17/2005        (87,750)
      (200)   ARMOR HOLDINGS INCORPORATED CALL+                40.00   11/19/2005       (100,000)
      (150)   ARMOR HOLDINGS INCORPORATED CALL+                45.00   11/19/2005        (18,000)
      (150)   ASHLAND INCORPORATED CALL+                       50.00   11/19/2005        (75,000)
      (650)   ASHLAND INCORPORATED CALL+                       55.00   11/19/2005        (55,250)
    (1,300)   BJ SERVICES COMPANY CALL+                        27.50   01/21/2006     (1,053,000)
    (2,340)   BJ SERVICES COMPANY CALL+                        30.00   01/21/2006     (1,237,860)
    (1,538)   BJ SERVICES COMPANY CALL+                        32.50   01/21/2006       (569,060)
      (100)   BJ SERVICES COMPANY CALL+                        35.00   01/21/2006        (23,000)
      (400)   BJ SERVICES COMPANY CALL+                        32.50   11/19/2005       (102,000)
      (200)   BJ SERVICES COMPANY CALL+                        35.00   11/19/2005        (25,000)
      (550)   CARPENTER TECHNOLOGY CORPORATION CALL+           65.00   12/17/2005        (71,500)
      (300)   CARPENTER TECHNOLOGY CORPORATION CALL+           55.00   11/19/2005       (159,000)
    (1,950)   CARPENTER TECHNOLOGY CORPORATION CALL+           55.00   12/17/2005     (1,248,000)
    (1,550)   CARPENTER TECHNOLOGY CORPORATION CALL+           60.00   12/17/2005       (573,500)
    (2,100)   CHICAGO BRIDGE & IRON COMPANY CALL+              30.00   01/21/2006       (210,000)
      (500)   CHICAGO BRIDGE & IRON COMPANY PUT+               22.50   12/17/2005       (142,500)
    (1,800)   CHICAGO BRIDGE & IRON COMPANY CALL+              22.50   12/17/2005       (495,000)
      (200)   CHICAGO BRIDGE & IRON COMPANY CALL+              25.00   11/19/2005        (18,000)
      (800)   CHICAGO BRIDGE & IRON COMPANY CALL+              30.00   11/19/2005        (28,000)
    (1,600)   CHICAGO BRIDGE & IRON COMPANY CALL+              25.00   01/21/2006       (360,000)
      (300)   COHERENT INCORPORATED CALL+                      30.00   02/18/2006        (63,000)
      (800)   COHERENT INCORPORATED CALL+                      30.00   11/19/2005        (92,000)
      (100)   COHERENT INCORPORATED CALL+                      35.00   11/19/2005         (2,000)
      (100)   CV THERAPEUTICS INCORPORATED CALL+               25.00   12/17/2005        (16,900)
      (750)   CV THERAPEUTICS INCORPORATED CALL+               30.00   01/21/2006        (63,750)
      (100)   CV THERAPEUTICS INCORPORATED CALL+               35.00   01/21/2006         (2,500)
      (150)   CV THERAPEUTICS INCORPORATED CALL+               25.00   01/21/2006        (37,500)
    (1,450)   CV THERAPEUTICS INCORPORATED CALL+               25.00   11/19/2005       (145,000)
      (300)   EARTHLINK INCORPORATED CALL+                     10.00   01/21/2006        (46,500)
      (200)   EGL INCORPORATED CALL+                           20.00   11/19/2005       (162,000)
      (800)   EGL INCORPORATED CALL+                           22.50   11/19/2005       (424,000)
      (550)   EGL INCORPORATED CALL+                           25.00   11/19/2005       (159,500)
      (600)   ENCORE WIRE CORPORATION CALL+                    17.50   02/18/2006       (276,000)
      (300)   ENCORE WIRE CORPORATION CALL+                    20.00   02/18/2006        (84,000)
      (552)   ENCORE WIRE CORPORATION CALL+                    17.50   11/19/2005       (215,280)
      (100)   ENDURANCE SPECIALTY HOLDINGS CALL+               40.00   01/21/2006           (500)
      (700)   FLEETWOOD ENTERPRISES INCORPORATED CALL+         12.50   02/18/2006        (52,500)
      (500)   FOOT LOCKER INCORPORATED CALL+                   22.50   01/21/2006         (5,000)
      (100)   FOOT LOCKER INCORPORATED CALL+                   22.50   11/19/2005           (500)
      (300)   FOREST OIL CORPORATION CALL+                     45.00   12/17/2005        (64,500)
      (200)   FOREST OIL CORPORATION CALL+                     55.00   02/18/2006        (17,000)
      (550)   FOREST OIL CORPORATION CALL+                     40.00   01/21/2006       (319,000)
    (1,300)   FOREST OIL CORPORATION CALL+                     45.00   01/21/2006       (390,000)

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

                                                             STRIKE    EXPIRATION
CONTRACTS                                                     PRICE       DATE         VALUE
WRITTEN OPTIONS (CONTINUED)
    (1,750)   FOREST OIL CORPORATION CALL+                   $ 50.00   01/21/2006   $   (227,500)
    (1,200)   FOREST OIL CORPORATION CALL+                     55.00   01/21/2006        (48,000)
      (150)   FOREST OIL CORPORATION CALL+                     45.00   11/19/2005        (20,250)
    (1,800)   FOREST OIL CORPORATION CALL+                     50.00   11/19/2005        (27,000)
      (300)   GENTIVA HEALTH SERVICES INCORPORATED CALL+       20.00   11/19/2005         (1,500)
    (1,900)   GLAMIS GOLD LIMITED CALL+                        22.50   02/18/2006       (294,500)
      (900)   GLAMIS GOLD LIMITED CALL+                        20.00   11/19/2005       (148,500)
      (200)   GLAMIS GOLD LIMITED CALL+                        22.50   11/19/2005         (8,000)
      (500)   GLOBAL INDUSTRIES LIMITED CALL+                  15.00   03/18/2006        (37,500)
    (3,600)   GLOBAL INDUSTRIES LIMITED CALL+                  12.50   12/17/2005       (342,000)
    (6,050)   GLOBAL INDUSTRIES LIMITED CALL+                  15.00   12/17/2005        (90,750)
      (800)   GOLDCORP INCORPORATED CALL+                      20.00   01/21/2006       (124,000)
      (200)   GOLDCORP INCORPORATED CALL+                      22.50   01/21/2006        (13,000)
      (150)   GOLDCORP INCORPORATED CALL+                      17.50   11/19/2005        (40,500)
       (98)   GUESS? INCORPORATED CALL+                        22.50   11/19/2005        (42,140)
      (425)   H.B. FULLER COMPANY CALL+                        25.00   11/19/2005       (110,500)
      (700)   HEADWATERS INCORPORATED CALL+                    25.00   12/17/2005       (497,000)
      (300)   HELMERICH & PAYNE INCORPORATED CALL+             45.00   12/17/2005       (309,000)
    (1,400)   HELMERICH & PAYNE INCORPORATED CALL+             50.00   12/17/2005       (812,000)
      (900)   HELMERICH & PAYNE INCORPORATED CALL+             60.00   12/17/2005       (112,500)
       (50)   HELMERICH & PAYNE INCORPORATED CALL+             55.00   03/18/2006        (25,500)
      (800)   HELMERICH & PAYNE INCORPORATED CALL+             55.00   12/17/2005       (216,000)
      (400)   HYDRIL CALL+                                     55.00   03/18/2006       (552,000)
      (200)   HYDRIL CALL+                                     60.00   03/18/2006       (198,000)
      (200)   HYDRIL CALL+                                     65.00   03/18/2006       (136,000)
    (1,000)   IDX SYSTEMS CORPORATION CALL+                    40.00   11/19/2005       (330,000)
    (1,350)   IPSCO INCORPORATED CALL+                         65.00   12/17/2005     (1,053,000)
      (200)   IPSCO INCORPORATED CALL+                         75.00   12/17/2005        (53,200)
      (500)   IPSCO INCORPORATED CALL+                         50.00   01/21/2006     (1,070,000)
      (700)   IPSCO INCORPORATED CALL+                         55.00   01/21/2006     (1,183,000)
    (2,350)   IPSCO INCORPORATED CALL+                         60.00   01/21/2006     (2,984,500)
    (1,250)   IPSCO INCORPORATED CALL+                         65.00   01/21/2006     (1,137,500)
      (200)   IPSCO INCORPORATED CALL+                         75.00   01/21/2006        (80,000)
       (50)   IPSCO INCORPORATED CALL+                         60.00   11/19/2005        (55,500)
    (1,250)   IPSCO INCORPORATED CALL+                         65.00   11/19/2005       (812,500)
      (400)   IPSCO INCORPORATED CALL+                         70.00   11/19/2005       (120,000)
      (200)   JARDEN CORPORATION CALL+                         35.00   12/17/2005        (21,000)
      (200)   JARDEN CORPORATION CALL+                         35.00   01/21/2006        (31,000)
      (300)   JDA SOFTWARE GROUP INCORPORATED CALL+            15.00   01/21/2006        (54,000)
      (270)   JDA SOFTWARE GROUP INCORPORATED CALL+            12.50   11/19/2005        (94,500)
      (100)   MANOR CARE INCORPORATED CALL+                    40.00   02/18/2006         (8,000)
      (125)   MANOR CARE INCORPORATED CALL+                    35.00   11/19/2005        (28,750)
      (250)   MANOR CARE INCORPORATED CALL+                    40.00   11/19/2005         (1,250)
      (750)   MATRIX SERVICE COMPANY CALL+                      7.50   02/18/2006       (180,000)
      (250)   MATRIX SERVICE COMPANY CALL+                      7.50   11/19/2005        (53,750)
      (150)   MERIDIAN GOLD INCORPORATED CALL+                 20.00   01/21/2006        (16,500)
      (900)   MERIDIAN GOLD INCORPORATED CALL+                 22.50   01/21/2006        (31,500)

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

                                                             STRIKE    EXPIRATION
CONTRACTS                                                     PRICE       DATE         VALUE
WRITTEN OPTIONS (CONTINUED)
      (250)   MERIDIAN GOLD INCORPORATED CALL+               $ 20.00   11/19/2005   $     (7,500)
    (1,830)   NEWFIELD EXPLORATION COMPANY CALL+               40.00   12/17/2005     (1,098,000)
    (1,880)   NEWFIELD EXPLORATION COMPANY CALL+               45.00   12/17/2005       (526,400)
       (50)   NEWFIELD EXPLORATION COMPANY CALL+               45.00   11/19/2005         (8,000)
      (700)   NOBLE ENERGY INCORPORATED CALL+                  35.00   11/19/2005       (364,000)
    (2,250)   NOBLE ENERGY INCORPORATED CALL+                  37.50   11/19/2005       (697,500)
    (3,025)   NOBLE ENERGY INCORPORATED CALL+                  40.00   11/19/2005       (484,000)
    (1,000)   NOBLE ENERGY INCORPORATED CALL+                  42.50   11/19/2005        (80,000)
      (100)   NOBLE ENERGY INCORPORATED CALL+                  45.00   11/19/2005         (1,500)
      (550)   OCEANEERING INTERNATIONAL INCORPORATED CALL+     45.00   01/21/2006       (286,000)
      (900)   OCEANEERING INTERNATIONAL INCORPORATED CALL+     50.00   01/21/2006       (279,000)
      (450)   OCEANEERING INTERNATIONAL INCORPORATED CALL+     55.00   01/21/2006        (69,750)
       (50)   OCEANEERING INTERNATIONAL INCORPORATED CALL+     45.00   11/19/2005        (20,000)
      (300)   OCEANEERING INTERNATIONAL INCORPORATED CALL+     50.00   11/19/2005        (46,500)
      (340)   OMNICARE INCORPORATED CALL+                      45.00   12/17/2005       (312,800)
      (200)   OMNICARE INCORPORATED CALL+                      47.50   12/17/2005       (140,000)
      (400)   ORASURE TECHNOLOGIES INCORPORATED CALL+          10.00   11/19/2005        (54,000)
    (1,200)   PETROQUEST ENERGY INCORPORATED CALL+             10.00   01/21/2006       (108,000)
    (1,200)   PETROQUEST ENERGY INCORPORATED CALL+             10.00   11/19/2005        (60,000)
    (2,150)   PIONEER NATURAL RESOURCES COMPANY CALL+          50.00   12/17/2005       (666,500)
      (550)   PIONEER NATURAL RESOURCES COMPANY CALL+          55.00   12/17/2005        (55,000)
      (100)   PIONEER NATURAL RESOURCES COMPANY CALL+          55.00   03/18/2006        (28,000)
      (250)   PRIDE INTERNATIONAL INCORPORATED CALL+           25.00   01/21/2006       (105,000)
      (300)   PRIDE INTERNATIONAL INCORPORATED CALL+           25.00   11/19/2005        (87,000)
      (150)   R.H. DONNELLEY CORPORATION CALL+                 60.00   01/21/2006        (55,500)
      (150)   R.H. DONNELLEY CORPORATION CALL+                 65.00   01/21/2006        (18,750)
      (150)   R.H. DONNELLEY CORPORATION CALL+                 70.00   11/19/2005           (750)
      (500)   R.H. DONNELLEY CORPORATION CALL+                 65.00   11/19/2005        (10,000)
      (300)   RANGE RESOURCES CORPORATED CALL+                 40.00   03/18/2006        (66,000)
    (6,650)   RANGE RESOURCES CORPORATION CALL+                35.00   12/17/2005     (1,795,500)
    (1,600)   RANGE RESOURCES CORPORATION CALL+                40.00   12/17/2005       (144,000)
      (150)   RANGE RESOURCES CORPORATION CALL+                25.00   12/17/2005       (159,000)
      (350)   RANGE RESOURCES CORPORATION CALL+                35.00   03/18/2006       (147,000)
      (100)   RANGE RESOURCES CORPORATION CALL+                45.00   03/18/2006        (12,000)
      (200)   RANGE RESOURCES CORPORATION CALL+                35.00   12/17/2005        (35,000)
    (3,750)   RANGE RESOURCES CORPORATION CALL+                30.00   12/17/2005     (2,100,000)
      (200)   SHARPER IMAGE CORPORATION CALL+                  12.50   11/19/2005         (1,000)
      (200)   SMITH INTERNATIONAL INCORPORATED CALL+           32.50   12/17/2005        (32,000)
      (500)   SMITH INTERNATIONAL INCORPORATED CALL+           32.50   01/21/2006       (100,000)
      (100)   SMITH INTERNATIONAL INCORPORATED CALL+           32.50   11/19/2005        (11,500)
      (384)   STAMPS.COM INCORPORATED CALL+                    15.00   11/19/2005       (192,000)
      (300)   STEEL DYNAMICS INCORPORATED CALL+                30.00   01/21/2006       (105,000)
      (200)   STEEL DYNAMICS INCORPORATED CALL+                35.00   01/21/2006        (28,000)
    (1,650)   STEEL DYNAMICS INCORPORATED CALL+                30.00   11/19/2005       (330,000)
      (150)   STEEL DYNAMICS INCORPORATED CALL+                35.00   11/19/2005         (3,750)
      (400)   STONE ENERGY CORPORATION CALL+                   45.00   12/17/2005       (132,000)
      (100)   STONE ENERGY CORPORATION CALL+                   55.00   12/17/2005         (4,000)

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

                                                             STRIKE    EXPIRATION
CONTRACTS                                                     PRICE       DATE         VALUE
WRITTEN OPTIONS (CONTINUED)
      (100)   STONE ENERGY CORPORATION CALL+                 $ 60.00   12/17/2005   $     (1,000)
    (1,350)   STONE ENERGY CORPORATION CALL+                   50.00   12/17/2005       (182,250)
       (50)   STONE ENERGY CORPORATION CALL+                   45.00   11/19/2005        (11,500)
      (500)   SYMBOL TECHNOLOGIES INCORPORATED CALL+           10.00   01/21/2006        (17,500)
      (300)   TOO INCORPORATED CALL+                           30.00   11/19/2005        (10,500)
    (1,540)   TOREADOR RESOURCES CORPORATION CALL+             22.50   12/17/2005       (816,200)
      (838)   TOREADOR RESOURCES CORPORATION CALL+             20.00   12/17/2005       (620,120)
    (1,000)   TRANSOCEAN INCORPORATED CALL+                    60.00   11/19/2005       (120,000)
      (300)   TRANSOCEAN INCORPORATED CALL+                    60.00   01/21/2006       (114,000)
      (500)   TRANSOCEAN INCORPORATED CALL+                    65.00   01/21/2006       (107,500)
      (100)   TRANSOCEAN INCORPORATED CALL+                    70.00   01/21/2006        (10,500)
      (650)   TRANSOCEAN INCORPORATED CALL+                    55.00   11/19/2005       (247,000)
      (100)   TRANSOCEAN INCORPORATED CALL+                    60.00   11/19/2005        (12,000)
      (400)   UNITED STATES STEEL CORPORATION CALL+            35.00   01/21/2006       (155,600)
      (500)   UNITED STATES STEEL CORPORATION CALL+            40.00   01/21/2006        (77,500)
      (300)   UNITED STATES STEEL CORPORATION CALL+            45.00   01/21/2006        (18,000)
      (400)   UNITED STATES STEEL CORPORATION CALL+            35.00   11/19/2006       (100,000)
      (800)   UNITED STATES STEEL CORPORATION CALL+            40.00   11/19/2006        (32,000)
      (250)   UNOVA INCORPORATED CALL+                         25.00   12/17/2005       (157,500)
    (1,850)   UNOVA INCORPORATED CALL+                         30.00   12/17/2005       (481,000)
    (2,000)   UNOVA INCORPORATED CALL+                         35.00   12/17/2005       (150,000)
      (200)   UNOVA INCORPORATED CALL+                         40.00   12/17/2005         (5,000)
      (200)   UNOVA INCORPORATED CALL+                         40.00   03/18/2006        (18,000)
      (550)   UNOVA INCORPORATED CALL+                         35.00   03/18/2006       (112,750)
      (486)   YORK INTERNATIONAL CORPORATION CALL+             55.00   11/19/2005        (53,460)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(37,489,780))                              (37,910,270)
                                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        STATEMENTS OF ASSETS AND LIABILITIES -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

                                                                                                    C&B MID CAP             COMMON
                                                                                                     VALUE FUND         STOCK FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ...........................................................   $    681,085,458   $  1,068,934,300
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ................................................        128,461,847         29,416,748
  INVESTMENTS IN AFFILIATES ................................................................         24,028,333         42,659,177
                                                                                               ----------------   ----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .........................................        833,575,638      1,141,010,225
                                                                                               ----------------   ----------------
  CASH .....................................................................................                  0            664,763
  RECEIVABLE FOR FUND SHARES ISSUED ........................................................          1,307,618            223,366
  RECEIVABLE FOR INVESTMENTS SOLD ..........................................................          4,543,537         32,501,573
  RECEIVABLES FOR DIVIDENDS AND INTEREST ...................................................            321,806            881,823
  RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ..........................................                  0             11,434
  PREPAID EXPENSES AND OTHER ASSETS ........................................................             58,290                  0
                                                                                               ----------------   ----------------
TOTAL ASSETS ...............................................................................        839,806,889      1,175,293,184
                                                                                               ----------------   ----------------

LIABILITIES
  OPTIONS WRITTEN, AT VALUE ................................................................                  0                  0
  PAYABLE FOR FUND SHARES REDEEMED .........................................................          2,325,974            892,282
  PAYABLE FOR INVESTMENTS PURCHASED ........................................................         10,901,467         17,352,732
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....................................            553,011            676,176
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ..................................            136,396            238,388
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ...................................................        128,461,847         29,416,748
  ACCRUED EXPENSES AND OTHER LIABILITIES ...................................................                  0            245,712
                                                                                               ----------------   ----------------
TOTAL LIABILITIES ..........................................................................        142,378,695         48,822,038
                                                                                               ----------------   ----------------
TOTAL NET ASSETS ...........................................................................   $    697,428,194   $  1,126,471,146
                                                                                               ================   ================

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ..........................................................................   $    591,607,147   $    727,013,422
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................................                  0            (11,434)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................         55,098,374        144,951,791
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
    TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ................         50,722,673        254,505,933
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS, AND SHORT SALES ..                  0             11,434
                                                                                               ----------------   ----------------
TOTAL NET ASSETS ...........................................................................   $    697,428,194   $  1,126,471,146
                                                                                               ----------------   ----------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A .....................................................................   $     26,795,289   $     62,461,920
  SHARES OUTSTANDING - CLASS A .............................................................          1,290,811          2,719,611
  NET ASSET VALUE PER SHARE - CLASS A ......................................................   $          20.76   $          22.97
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ............................................   $          22.03   $          24.37
  NET ASSETS - CLASS B .....................................................................   $     11,428,798   $     34,744,459
  SHARES OUTSTANDING - CLASS B .............................................................            555,658          1,569,774
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...................................   $          20.57   $          22.13
  NET ASSETS - CLASS C .....................................................................   $      6,837,987   $     20,176,768
  SHARES OUTSTANDING - CLASS C .............................................................            332,364            911,764
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...................................   $          20.57   $          22.13
  NET ASSETS - CLASS D .....................................................................   $    469,971,126                N/A
  SHARES OUTSTANDING - CLASS D .............................................................         22,605,510                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS D ...................................   $          20.79                N/A
  NET ASSETS - CLASS Z .....................................................................                N/A   $  1,009,087,999
  SHARES OUTSTANDING - CLASS Z .............................................................                N/A         43,405,766
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ...................................                N/A   $          23.25
  NET ASSETS - ADMINISTRATOR CLASS .........................................................   $    118,690,033                N/A
  SHARES OUTSTANDING - ADMINISTRATOR CLASS .................................................          5,699,565                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .......................   $          20.82                N/A
  NET ASSETS - INSTITUTIONAL CLASS .........................................................   $     63,704,961                N/A
  SHARES OUTSTANDING - INSTITUTIONAL CLASS .................................................          3,050,312                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL Class .......................   $          20.88                N/A
                                                                                               ----------------   ----------------
INVESTMENTS AT COST ........................................................................   $    782,852,965   $    886,500,335
                                                                                               ----------------   ----------------
SECURITIES ON LOAN, AT MARKET VALUE ........................................................   $    126,830,296   $     29,296,846
                                                                                               ----------------   ----------------
PREMIUMS RECEIVED ON WRITTEN OPTIONS .......................................................   $              0   $              0
                                                                                               ================   ================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                        MID CAP          SMALL CAP
                                                                                                    GROWTH FUND        GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ...........................................................   $    164,099,484   $    245,592,119
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ................................................         24,934,724         60,011,948
  INVESTMENTS IN AFFILIATES ................................................................          6,583,801             64,584
                                                                                               ----------------   ----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .........................................        195,618,009        305,668,651
                                                                                               ----------------   ----------------
  CASH .....................................................................................             50,000             50,000
  RECEIVABLE FOR FUND SHARES ISSUED ........................................................            127,368            228,369
  RECEIVABLE FOR INVESTMENTS SOLD ..........................................................          3,040,800          4,614,909
  RECEIVABLES FOR DIVIDENDS AND INTEREST ...................................................             50,485              5,910
  RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ..........................................                  0                  0
  PREPAID EXPENSES AND OTHER ASSETS ........................................................             24,944              8,023
                                                                                               ----------------   ----------------
TOTAL ASSETS ...............................................................................        198,911,606        310,575,862
                                                                                               ----------------   ----------------

LIABILITIES
  OPTIONS WRITTEN, AT VALUE ................................................................                  0                  0
  PAYABLE FOR FUND SHARES REDEEMED .........................................................            163,741            270,612
  PAYABLE FOR INVESTMENTS PURCHASED ........................................................          5,581,160          3,625,700
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....................................            166,739            233,357
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ..................................             37,116             45,166
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ...................................................         24,934,724         60,011,948
  ACCRUED EXPENSES AND OTHER LIABILITIES ...................................................                  0                  0
                                                                                               ----------------   ----------------
TOTAL LIABILITIES ..........................................................................         30,883,480         64,186,783
                                                                                               ----------------   ----------------
TOTAL NET ASSETS ...........................................................................   $    168,028,126   $    246,389,079
                                                                                               ================   ================

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ..........................................................................   $    151,561,849   $    242,604,173
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................................                  0                  0
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................          1,225,380        (10,281,077)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
    TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ................         15,240,897         14,065,983
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS, AND SHORT SALES ..                  0                  0
                                                                                               ----------------   ----------------
TOTAL NET ASSETS ...........................................................................   $    168,028,126   $    246,389,079
                                                                                               ----------------   ----------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A .....................................................................   $    107,705,928   $     98,727,984
  SHARES OUTSTANDING - CLASS A                                                                       16,903,962          8,100,305
  NET ASSET VALUE PER SHARE - CLASS A ......................................................   $           6.37   $          12.19
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ............................................   $           6.76   $          12.93
  NET ASSETS - CLASS B .....................................................................   $      8,354,890   $     20,965,792
  SHARES OUTSTANDING - CLASS B .............................................................          1,363,152          1,752,069
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...................................   $           6.13   $          11.97
  NET ASSETS - CLASS C .....................................................................   $      1,647,532   $      6,007,700
  SHARES OUTSTANDING - CLASS C .............................................................            268,819            501,513
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...................................   $           6.13   $          11.98
  NET ASSETS - CLASS D .....................................................................                N/A                N/A
  SHARES OUTSTANDING - CLASS D .............................................................                N/A                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS D ...................................                N/A                N/A
  NET ASSETS - CLASS Z .....................................................................   $     50,319,776   $     35,303,669
  SHARES OUTSTANDING - CLASS Z .............................................................          7,904,980          2,899,641
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ...................................   $           6.37   $          12.18
  NET ASSETS - ADMINISTRATOR CLASS .........................................................                N/A   $     53,953,022
  SHARES OUTSTANDING - ADMINISTRATOR CLASS .................................................                N/A          4,407,139
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .......................                N/A   $          12.24
  NET ASSETS - INSTITUTIONAL CLASS .........................................................                N/A   $     31,430,912
  SHARES OUTSTANDING - INSTITUTIONAL CLASS .................................................                N/A          2,562,947
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL Class .......................                N/A   $          12.26
                                                                                               ----------------   ----------------
INVESTMENTS AT COST ........................................................................   $    180,377,112   $    291,602,668
                                                                                               ----------------   ----------------
SECURITIES ON LOAN, AT MARKET VALUE ........................................................   $     24,389,628   $     57,906,376
                                                                                               ----------------   ----------------
PREMIUMS RECEIVED ON WRITTEN OPTIONS .......................................................   $              0   $              0
                                                                                               ================   ================

                                                                                                      SMALL CAP
                                                                                                  OPPORTUNITIES          SMALL CAP
                                                                                                           FUND         VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ...........................................................   $    658,716,609   $  2,484,624,493
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ................................................        101,905,029                  0
  INVESTMENTS IN AFFILIATES ................................................................         47,416,032        392,808,407
                                                                                               ----------------   ----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .........................................        808,037,670      2,877,432,900
                                                                                               ----------------   ----------------
  CASH .....................................................................................             50,000                  0
  RECEIVABLE FOR FUND SHARES ISSUED ........................................................            617,856          4,529,175
  RECEIVABLE FOR INVESTMENTS SOLD ..........................................................          8,631,636         17,417,943
  RECEIVABLES FOR DIVIDENDS AND INTEREST ...................................................            331,337          1,744,273
  RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ..........................................                  0                  0
  PREPAID EXPENSES AND OTHER ASSETS ........................................................                  0                  0
                                                                                               ----------------   ----------------
TOTAL ASSETS ...............................................................................        817,668,499      2,901,124,291
                                                                                               ----------------   ----------------

LIABILITIES
  OPTIONS WRITTEN, AT VALUE ................................................................                  0         37,910,270
  PAYABLE FOR FUND SHARES REDEEMED .........................................................            805,998          2,706,897
  PAYABLE FOR INVESTMENTS PURCHASED ........................................................          9,542,725         43,624,729
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....................................            550,982          3,112,555
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ..................................            149,705            540,519
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ...................................................        101,905,029                  0
  ACCRUED EXPENSES AND OTHER LIABILITIES ...................................................                 80            266,484
                                                                                               ----------------   ----------------
TOTAL LIABILITIES ..........................................................................        112,954,519         88,161,454
                                                                                               ----------------   ----------------
TOTAL NET ASSETS ...........................................................................   $    704,713,980   $  2,812,962,837
                                                                                               ================   ================

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ..........................................................................   $    580,668,162   $  1,915,418,461
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................................                  0        (10,235,842)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................         54,263,451        223,165,707
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
    TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ................         69,782,367        685,035,001
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS, AND SHORT SALES ..                  0           (420,490)
                                                                                               ----------------   ----------------
TOTAL NET ASSETS ...........................................................................   $    704,713,980   $  2,812,962,837
                                                                                               ----------------   ----------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A .....................................................................                N/A   $    606,811,218
  SHARES OUTSTANDING - CLASS A .............................................................                N/A         19,466,675
  NET ASSET VALUE PER SHARE - CLASS A ......................................................                N/A   $          31.17
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ............................................                N/A   $          33.07
  NET ASSETS - CLASS B .....................................................................                N/A   $    133,824,942
  SHARES OUTSTANDING - CLASS B .............................................................                N/A          4,472,316
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...................................                N/A   $          29.92
  NET ASSETS - CLASS C .....................................................................                N/A   $    146,161,762
  SHARES OUTSTANDING - CLASS C .............................................................                N/A          4,873,968
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...................................                N/A   $          29.99
  NET ASSETS - CLASS D .....................................................................                N/A                N/A
  SHARES OUTSTANDING - CLASS D .............................................................                N/A                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS D ...................................                N/A                N/A
  NET ASSETS - CLASS Z .....................................................................                N/A   $  1,926,164,915
  SHARES OUTSTANDING - CLASS Z .............................................................                N/A         61,250,491
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ...................................                N/A   $          31.45
  NET ASSETS - ADMINISTRATOR CLASS .........................................................   $    704,713,980                N/A
  SHARES OUTSTANDING - ADMINISTRATOR CLASS .................................................         20,747,887                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .......................   $          33.97                N/A
  NET ASSETS - INSTITUTIONAL CLASS .........................................................                N/A                N/A
  SHARES OUTSTANDING - INSTITUTIONAL CLASS .................................................                N/A                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL Class .......................                N/A                N/A
                                                                                               ----------------   ----------------
INVESTMENTS AT COST ........................................................................   $    738,255,303   $  2,192,396,279
                                                                                               ----------------   ----------------
SECURITIES ON LOAN, AT MARKET VALUE ........................................................   $     98,929,566   $              0
                                                                                               ----------------   ----------------
PREMIUMS RECEIVED ON WRITTEN OPTIONS .......................................................   $              0   $     37,489,780
                                                                                               ================   ================

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                     STATEMENTS OF OPERATIONS --
                                             FOR THE YEAR ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------

                                                                           C&B MID CAP
                                                                            VALUE FUND
                                                                         ----------------
                                                                                  FOR THE
                                                                               YEAR ENDED
                                                                         OCTOBER 31, 2005
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ......................................................   $      5,978,517
   INTEREST ..........................................................              1,721
   INCOME FROM AFFILIATED SECURITIES .................................            650,574
   SECURITIES LENDING INCOME, NET ....................................            219,155
                                                                         ----------------
TOTAL INVESTMENT INCOME ..............................................          6,849,967
                                                                         ----------------

EXPENSES

   ADVISORY FEES .....................................................          5,148,877
   ADMINISTRATION FEES
      FUND LEVEL .....................................................            349,920
      CLASS A ........................................................             50,403
      CLASS B ........................................................             22,049
      CLASS C ........................................................             12,219
      CLASS D ........................................................          1,426,723
      CLASS Z ........................................................                N/A
      ADMINISTRATOR CLASS ............................................            156,438
      INSTITUTIONAL CLASS ............................................             42,489
   CUSTODY FEES ......................................................            139,968
   SHAREHOLDER SERVICING FEES ........................................          1,512,954
   ACCOUNTING FEES ...................................................             85,872
   DISTRIBUTION FEES (NOTE 3)
      CLASS A ........................................................                  0
      CLASS B ........................................................             59,061
      CLASS C ........................................................             32,730
   PROFESSIONAL FEES .................................................             10,497
   REGISTRATION FEES .................................................             60,065
   SHAREHOLDER REPORTS ...............................................             84,847
   TRUSTEES' FEES ....................................................              6,785
   OTHER FEES AND EXPENSES ...........................................             19,767
                                                                         ----------------
TOTAL EXPENSES .......................................................          9,221,664
                                                                         ----------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................           (679,531)
   NET EXPENSES ......................................................          8,542,133
                                                                         ----------------
NET INVESTMENT INCOME (LOSS) .........................................         (1,692,166)
                                                                         ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...         57,568,364
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..............                  0
                                                                         ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................         57,568,364
                                                                         ----------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...         26,093,508
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..............                  0
                                                                         ----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..         26,093,508
                                                                         ================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............         83,661,872
                                                                         ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $     81,969,706
                                                                         ================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ...........................   $              0

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS --
FOR THE YEAR ENDED OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                  COMMON STOCK FUND
                                                                         -------------------------------------
                                                                                  FOR THE              FOR THE
                                                                             PERIOD ENDED           YEAR ENDED
                                                                         OCTOBER 31, 2005    DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ......................................................   $      7,476,262   $       12,177,778
   INTEREST ..........................................................            298,431              959,935
   INCOME FROM AFFILIATED SECURITIES .................................          1,422,977                    0
   SECURITIES LENDING INCOME, NET ....................................             19,937                    0
                                                                         ----------------   ------------------
TOTAL INVESTMENT INCOME ..............................................          9,217,607           13,137,713
                                                                         ----------------   ------------------

EXPENSES
   ADVISORY FEES .....................................................          7,251,548           10,659,693
   ADMINISTRATION FEES
      FUND LEVEL .....................................................            329,633                    0
      CLASS A ........................................................            192,717              382,814
      CLASS B ........................................................            104,446              189,806
      CLASS C ........................................................             65,477              151,275
      CLASS D ........................................................                N/A                  N/A
      CLASS Z ........................................................          4,155,375            6,633,885
      ADMINISTRATOR CLASS ............................................                N/A                  N/A
      INSTITUTIONAL CLASS ............................................                N/A                  N/A
   CUSTODY FEES ......................................................            147,708               82,011
   SHAREHOLDER SERVICING FEES ........................................          1,648,164                    0
   ACCOUNTING FEES ...................................................             63,056                    0
   DISTRIBUTION FEES (NOTE 3)
      CLASS A ........................................................             48,025              190,757
      CLASS B ........................................................            251,323              373,340
      CLASS C ........................................................            157,453              297,967
   PROFESSIONAL FEES .................................................             50,211              227,044
   REGISTRATION FEES .................................................             53,709               75,782
   SHAREHOLDER REPORTS ...............................................            154,548              406,373
   TRUSTEES' FEES ....................................................             55,238               78,230
   OTHER FEES AND EXPENSES ...........................................            293,247              143,505
                                                                         ----------------   ------------------
TOTAL EXPENSES .......................................................         15,021,878           19,892,482
                                                                         ----------------   ------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................         (1,501,807)            (543,630)
   NET EXPENSES ......................................................         13,520,071           19,348,852
                                                                         ----------------   ------------------
NET INVESTMENT INCOME (LOSS) .........................................         (4,302,464)          (6,211,139)
                                                                         ----------------   ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...        161,087,596          215,035,135
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..............         (2,161,592)                   0
                                                                         ----------------   ------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................        158,926,004          215,035,135
                                                                         ----------------   ------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...       (103,601,387)         (86,250,299)
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..............             11,434               51,894
                                                                         ----------------   ------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..       (103,589,953)         (86,198,405)
                                                                         ================   ==================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............         55,336,051          128,836,730
                                                                         ----------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $     51,033,587   $      122,625,591
                                                                         ================   ==================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ...........................   $        200,482   $           73,819

                                                                                  MID CAP GROWTH FUND
                                                                         -------------------------------------
                                                                                  FOR THE              FOR THE
                                                                             PERIOD ENDED           YEAR ENDED
                                                                         OCTOBER 31, 2005   SEPTEMBER 30, 2005
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ......................................................   $         45,279   $           56,576
   INTEREST ..........................................................                  0                    0
   INCOME FROM AFFILIATED SECURITIES .................................              9,369              121,467
   SECURITIES LENDING INCOME, NET ....................................              3,160               31,098
                                                                         ----------------   ------------------
TOTAL INVESTMENT INCOME ..............................................             57,808              209,141
                                                                         ----------------   ------------------

EXPENSES
   ADVISORY FEES .....................................................             99,324            1,044,520
   ADMINISTRATION FEES
      FUND LEVEL .....................................................              6,622               69,635
      CLASS A ........................................................             23,781              292,690
      CLASS B ........................................................              1,851               23,210
      CLASS C ........................................................                358                3,871
      CLASS D ........................................................                N/A                  N/A
      CLASS Z ........................................................             17,824              112,794
      ADMINISTRATOR CLASS ............................................                N/A                  N/A
      INSTITUTIONAL CLASS ............................................                N/A                  N/A
   CUSTODY FEES ......................................................              2,649               27,204
   SHAREHOLDER SERVICING FEES ........................................             33,108              348,173
   ACCOUNTING FEES ...................................................              2,688               30,103
   DISTRIBUTION FEES (NOTE 3)
      CLASS A ........................................................                  0                    0
      CLASS B ........................................................              4,958               62,170
      CLASS C ........................................................                960               10,369
   PROFESSIONAL FEES .................................................                945               11,964
   REGISTRATION FEES .................................................              1,271               16,089
   SHAREHOLDER REPORTS ...............................................              1,986               25,136
   TRUSTEES' FEES ....................................................                587                7,428
   OTHER FEES AND EXPENSES ...........................................                 67                  844
                                                                         ----------------   ------------------
TOTAL EXPENSES .......................................................            198,979            2,086,200
                                                                         ----------------   ------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................               (926)             (10,792)
   NET EXPENSES ......................................................            198,053            2,075,408
                                                                         ----------------   ------------------
NET INVESTMENT INCOME (LOSS) .........................................           (140,245)          (1,866,267)
                                                                         ----------------   ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...           (207,187)          19,917,012
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..............                  0                    0
                                                                         ----------------   ------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................           (207,187)          19,917,012
                                                                         ----------------   ------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...         (3,222,077)          11,647,346
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..............                  0                    0
                                                                         ----------------   ------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..         (3,222,077)          11,647,346
                                                                         ================   ==================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............         (3,429,264)          31,564,358
                                                                         ----------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $     (3,569,509)  $       29,698,091
                                                                         ================   ==================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ...........................   $              0   $              202

                                                                                 SMALL CAP GROWTH FUND
                                                                         -------------------------------------
                                                                                  FOR THE              FOR THE
                                                                             PERIOD ENDED           YEAR ENDED
                                                                         OCTOBER 31, 2005   SEPTEMBER 30, 2005
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ......................................................   $          8,785   $          257,680
   INTEREST ..........................................................                162                    0
   INCOME FROM AFFILIATED SECURITIES .................................              2,876               60,498
   SECURITIES LENDING INCOME, NET ....................................             14,000              117,898
                                                                         ----------------   ------------------
TOTAL INVESTMENT INCOME ..............................................             25,823              436,076
                                                                         ----------------   ------------------

EXPENSES
   ADVISORY FEES .....................................................            174,711            1,541,119
   ADMINISTRATION FEES
      FUND LEVEL .....................................................              9,706               85,618
      CLASS A ........................................................             21,822              201,630
      CLASS B ........................................................              4,649               30,126
      CLASS C ........................................................              1,328                8,658
      CLASS D ........................................................                N/A                  N/A
      CLASS Z ........................................................             12,706               92,979
      ADMINISTRATOR CLASS ............................................              4,238               85,588
      INSTITUTIONAL CLASS ............................................              1,938                3,051
   CUSTODY FEES ......................................................              3,882               32,947
   SHAREHOLDER SERVICING FEES ........................................             42,475              371,704
   ACCOUNTING FEES ...................................................              4,885               52,511
   DISTRIBUTION FEES (NOTE 3)
      CLASS A ........................................................                  0                    0
      CLASS B ........................................................             12,452               80,694
      CLASS C ........................................................              3,557               23,191
   PROFESSIONAL FEES .................................................              1,081               13,674
   REGISTRATION FEES .................................................              3,748               39,894
   SHAREHOLDER REPORTS ...............................................                432                5,468
   TRUSTEES' FEES ....................................................                556                7,428
   OTHER FEES AND EXPENSES ...........................................                981               14,895
                                                                         ----------------   ------------------
TOTAL EXPENSES .......................................................            305,147            2,691,175
                                                                         ----------------   ------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................            (33,154)            (293,541)
   NET EXPENSES ......................................................            271,993            2,397,634
                                                                         ----------------   ------------------
NET INVESTMENT INCOME (LOSS) .........................................           (246,170)          (1,961,558)
                                                                         ----------------   ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...           (666,650)          24,540,062
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..............                  0                    0
                                                                         ----------------   ------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................           (666,650)          24,540,062
                                                                         ----------------   ------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...         (6,186,916)          17,093,631
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..............                  0                    0
                                                                         ----------------   ------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..         (6,186,916)          17,093,631
                                                                         ================   ==================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............         (6,853,566)          41,633,693
                                                                         ----------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $     (7,099,736)  $       39,672,135
                                                                         ================   ==================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ...........................   $              0   $                0

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                     STATEMENTS OF OPERATIONS --
                                             FOR THE YEAR ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------

                                                                              SMALL CAP OPPORTUNITIES FUND
                                                                         -------------------------------------
                                                                                  FOR THE              FOR THE
                                                                             PERIOD ENDED           YEAR ENDED
                                                                         OCTOBER 31, 2005   SEPTEMBER 30, 2005
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ......................................................   $        318,112   $        4,540,307
   INTEREST ..........................................................                  0                2,399
   INCOME FROM AFFILIATED SECURITIES .................................            137,087            1,400,420
   SECURITIES LENDING INCOME, NET ....................................             17,079              164,395
                                                                         ----------------   ------------------
TOTAL INVESTMENT INCOME ..............................................            472,278            6,107,521
                                                                         ----------------   ------------------

EXPENSES
   ADVISORY FEES .....................................................            492,087            5,895,061
   ADMINISTRATION FEES
      FUND LEVEL .....................................................             27,778              331,982
      CLASS A ........................................................                N/A                  N/A
      CLASS B ........................................................                N/A                  N/A
      CLASS C ........................................................                N/A                  N/A
      CLASS D ........................................................                N/A                  N/A
      CLASS Z ........................................................                N/A                  N/A
      ADMINISTRATOR CLASS ............................................             55,556              995,933
      INSTITUTIONAL CLASS ............................................                N/A                  N/A
   CUSTODY FEES ......................................................             11,111              132,793
   SHAREHOLDER SERVICING FEES ........................................            138,889            1,035,226
   ACCOUNTING FEES ...................................................              4,200               54,634
   DISTRIBUTION FEES (NOTE 3)
      CLASS A ........................................................                N/A                  N/A
      CLASS B ........................................................                N/A                  N/A
      CLASS C ........................................................                N/A                  N/A
   PROFESSIONAL FEES .................................................              1,446               18,299
   REGISTRATION FEES .................................................              1,933               22,804
   SHAREHOLDER REPORTS ...............................................              4,772               57,371
   TRUSTEES' FEES ....................................................                587                7,428
   OTHER FEES AND EXPENSES ...........................................                661                6,577
                                                                         ----------------   ------------------
TOTAL EXPENSES .......................................................            739,020            8,558,108
                                                                         ----------------   ------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................            (72,351)            (613,435)
   NET EXPENSES ......................................................            666,669            7,944,673
                                                                         ----------------   ------------------
NET INVESTMENT INCOME (LOSS) .........................................           (194,391)          (1,837,152)
                                                                         ----------------   ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...          7,047,988           67,095,443
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..............                  0                    0
                                                                         ----------------   ------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................          7,047,988           67,095,443
                                                                         ----------------   ------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...        (26,880,238)          42,150,441
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..............                  0                    0
                                                                         ----------------   ------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..        (26,880,238)          42,150,441
                                                                         ================   ==================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............        (19,832,250)         109,245,884
                                                                         ----------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $    (20,026,641)  $      107,408,732
                                                                         ================   ==================
(1) NET OF FOREIGN WITHHOLDING TAXES OF ..............................   $              0   $           35,228

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS --
FOR THE YEAR ENDED OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                  SMALL CAP VALUE FUND
                                                                         ------------------------------------
                                                                                  FOR THE             FOR THE
                                                                             PERIOD ENDED          YEAR ENDED
                                                                         OCTOBER 31, 2005   DECEMBER 31, 2004
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ......................................................   $     10,953,987   $       9,650,851
   INTEREST ..........................................................          1,366,007           1,502,274
   INCOME FROM AFFILIATED SECURITIES .................................          3,851,133             630,908
   SECURITIES LENDING INCOME, NET ....................................                  0                   0
                                                                         ----------------   -----------------
TOTAL INVESTMENT INCOME ..............................................         16,171,127          11,784,033
                                                                         ----------------   -----------------

EXPENSES
   ADVISORY FEES .....................................................         16,829,163          15,396,170
   ADMINISTRATION FEES
      FUND LEVEL .....................................................            731,258                   0
      CLASS A ........................................................          1,689,964           3,005,679
      CLASS B ........................................................            387,696             645,898
      CLASS C ........................................................            430,269             767,068
      CLASS D ........................................................                N/A                 N/A
      CLASS Z ........................................................          6,546,192           6,845,361
      ADMINISTRATOR CLASS ............................................                N/A                 N/A
      INSTITUTIONAL CLASS ............................................                N/A                 N/A
   CUSTODY FEES ......................................................            329,684             156,521
   SHAREHOLDER SERVICING FEES ........................................          3,759,851                   0
   ACCOUNTING FEES ...................................................            129,160                   0
   DISTRIBUTION FEES (NOTE 3)
      CLASS A ........................................................            405,481           1,491,589
      CLASS B ........................................................            922,521           1,249,541
      CLASS C ........................................................          1,027,525           1,498,348
   PROFESSIONAL FEES .................................................             79,455             317,618
   REGISTRATION FEES .................................................             82,770              63,359
   SHAREHOLDER REPORTS ...............................................            309,147             707,878
   TRUSTEES' FEES ....................................................             96,577             100,975
   OTHER FEES AND EXPENSES ...........................................            430,540             180,604
                                                                         ----------------   -----------------
TOTAL EXPENSES .......................................................         34,187,253          32,426,609
                                                                         ----------------   -----------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................         (3,389,455)           (831,646)
   NET EXPENSES ......................................................         30,797,798          31,594,963
                                                                         ----------------   -----------------
NET INVESTMENT INCOME (LOSS) .........................................        (14,626,671)        (19,810,930)
                                                                         ----------------   -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...        323,935,459         277,264,294
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..............         (9,908,402)         (6,948,194)
                                                                         ----------------   -----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................        314,027,057         270,316,100
                                                                         ----------------   -----------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...        (84,124,551)        119,110,326
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..............           (420,490)          1,247,857
                                                                         ----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..        (84,545,041)        120,358,183
                                                                         ================   =================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............        229,482,016         390,674,283
                                                                         ----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $    214,855,345   $     370,863,353
                                                                         ================   =================

(1) NET OF FOREIGN WITHHOLDING TAXES OF ..............................   $        666,662   $         423,047

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      C&B MID CAP VALUE FUND
                                                                                               -----------------------------------
                                                                                                        FOR THE            FOR THE
                                                                                                     YEAR ENDED         YEAR ENDED
                                                                                               OCTOBER 31, 2005   OCTOBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................................................   $    605,861,919   $    301,512,899

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................................         (1,692,166)          (334,814)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................................         57,568,364         34,633,113
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....................         26,093,508        (18,313,305)
                                                                                               ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................         81,969,706         15,984,994
                                                                                               ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..............................................................................                  0                  0
      CLASS B ..............................................................................                  0                  0
      CLASS C ..............................................................................                  0                  0
      CLASS D ..............................................................................                  0            (71,509)
      CLASS Z ..............................................................................                N/A                N/A
      ADMINISTRATOR CLASS ..................................................................                  0                  0
      INSTITUTIONAL CLASS ..................................................................                  0                  0
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..............................................................................           (250,024)                 0
      CLASS B ..............................................................................           (118,813)                 0
      CLASS C ..............................................................................            (59,896)                 0
      CLASS D ..............................................................................        (15,648,239)        (3,206,067)
      CLASS Z ..............................................................................                N/A                N/A
      ADMINISTRATOR CLASS ..................................................................         (2,907,513)                 0
      INSTITUTIONAL CLASS ..................................................................           (558,203)                 0
                                                                                               ----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................................        (19,542,688)        (3,277,576)
                                                                                               ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................................         25,443,751          5,110,743
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................................            240,320                  0
   COST OF SHARES REDEEMED - CLASS A .......................................................         (4,908,610)          (205,346)
                                                                                               ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..         20,775,461          4,905,397
                                                                                               ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................................................          9,230,937          2,655,821
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................................            117,170                  0
   COST OF SHARES REDEEMED - CLASS B .......................................................           (984,828)           (65,845)
                                                                                               ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..          8,363,279          2,589,976
                                                                                               ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................................          6,092,668          1,084,568
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................................             59,328                  0
   COST OF SHARES REDEEMED - CLASS C .......................................................           (600,076)            (6,867)
                                                                                               ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..          5,551,920          1,077,701
                                                                                               ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS D .....................................................        325,057,499        401,407,999
   REINVESTMENT OF DISTRIBUTIONS - CLASS D .................................................         15,441,248          3,170,770
   COST OF SHARES REDEEMED - CLASS D .......................................................       (417,643,458)      (220,155,503)
                                                                                               ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS D ..        (77,144,711)       184,423,266
                                                                                               ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS Z .....................................................                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .................................................                N/A                N/A
   COST OF SHARES REDEEMED - CLASS Z .......................................................                N/A                N/A
                                                                                               ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ..                N/A                N/A
                                                                                               ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ................................         73,134,534        178,233,439
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ............................          2,590,069                  0
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..................................        (47,627,103)       (96,612,026)
                                                                                               ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .....................................................................         28,097,500         81,621,413
                                                                                               ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ................................        115,352,097         17,023,849
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ............................            558,203                  0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ..................................        (72,414,492)                 0
                                                                                               ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .....................................................................         43,495,808         17,023,849
                                                                                               ----------------   ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                               COMMON STOCK FUND
                                                                           --------------------------------------------------------
                                                                                    FOR THE             FOR THE             FOR THE
                                                                               PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                           OCTOBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................  $  1,300,130,911   $   1,590,977,622   $   1,456,286,701

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................        (4,302,464)         (6,211,139)         (7,289,911)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................       158,926,004         215,035,135          76,042,882
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..      (103,589,953)        (86,198,405)        450,650,112
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........        51,033,587         122,625,591         519,403,083
                                                                           ----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...........................................................                 0                   0                   0
      CLASS B ...........................................................                 0                   0                   0
      CLASS C ...........................................................                 0                   0                   0
      CLASS D ...........................................................               N/A                 N/A                 N/A
      CLASS Z ...........................................................                 0                   0                   0
      ADMINISTRATOR CLASS ...............................................               N/A                 N/A                 N/A
      INSTITUTIONAL CLASS ...............................................               N/A                 N/A                 N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................        (1,190,316)         (5,223,691)                  0
      CLASS B ...........................................................          (651,534)         (2,710,458)                  0
      CLASS C ...........................................................          (423,145)         (1,934,229)                  0
      CLASS D ...........................................................               N/A                 N/A                 N/A
      CLASS Z ...........................................................       (18,513,766)        (81,830,081)                  0
      ADMINISTRATOR CLASS ...............................................               N/A                 N/A                 N/A
      INSTITUTIONAL CLASS ...............................................               N/A                 N/A                 N/A
                                                                           ----------------   -----------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................       (20,778,761)        (91,698,459)                  0
                                                                           ----------------   -----------------   -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................         7,284,857          18,351,436          62,389,061
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................         1,172,783           5,133,631                   0
   COST OF SHARES REDEEMED - CLASS A ....................................       (21,160,301)        (32,357,772)        (48,584,158)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ...............................................       (12,702,661)         (8,872,705)         13,804,903
                                                                           ----------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..................................           613,026           1,929,309           8,099,013
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................           552,819           2,298,727                   0
   COST OF SHARES REDEEMED - CLASS B ....................................        (4,948,013)         (5,546,942)         (3,494,374)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ...............................................        (3,782,168)         (1,318,906)          4,604,639
                                                                           ----------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................           650,562           4,049,548           9,917,355
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................           330,607           1,501,280                   0
   COST OF SHARES REDEEMED - CLASS C ....................................        (7,490,695)        (13,428,469)         (8,090,361)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ...............................................        (6,509,526)         (7,877,641)          1,826,994
                                                                           ----------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS D ..................................               N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS D ..............................               N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS D ....................................               N/A                 N/A                 N/A
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS D ...............................................               N/A                 N/A                 N/A
                                                                           ----------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ..................................        76,412,602         114,300,846         203,644,369
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............................        17,958,474          77,961,481                   0
   COST OF SHARES REDEEMED - CLASS Z ....................................      (275,291,312)       (495,966,918)       (608,593,067)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS Z ...............................................      (180,920,236)       (303,704,591)       (404,948,698)
                                                                           ----------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............               N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........               N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............               N/A                 N/A                 N/A
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ...................................               N/A                 N/A                 N/A
                                                                           ----------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............               N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .........               N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ...............               N/A                 N/A                 N/A
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ...................................               N/A                 N/A                 N/A
                                                                           ----------------   -----------------   -----------------

                                                                                             MID CAP GROWTH FUND
                                                                           --------------------------------------------------------
                                                                                    FOR THE             FOR THE             FOR THE
                                                                               PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                           OCTOBER 31, 2005  SEPTEMBER 30, 2005  SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................  $    173,594,127  $      100,935,469  $       93,802,876

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................          (140,245)         (1,866,267)           (459,372)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................          (207,187)         19,917,012          20,496,573
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..        (3,222,077)         11,647,346          (6,512,512)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........        (3,569,509)         29,698,091          13,524,689
                                                                           ----------------  ------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...........................................................                 0                   0                   0
      CLASS B ...........................................................                 0                   0                   0
      CLASS C ...........................................................                 0                   0                   0
      CLASS D ...........................................................               N/A                 N/A                 N/A
      CLASS Z ...........................................................                 0                   0                   0
      ADMINISTRATOR CLASS ...............................................               N/A                 N/A                 N/A
      INSTITUTIONAL CLASS ...............................................               N/A                 N/A                 N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................                 0          (6,766,534)                  0
      CLASS B ...........................................................                 0            (516,365)                  0
      CLASS C ...........................................................                 0             (77,755)                  0
      CLASS D ...........................................................               N/A                 N/A                 N/A
      CLASS Z ...........................................................                 0                   0                 N/A
      ADMINISTRATOR CLASS ...............................................               N/A                 N/A                 N/A
      INSTITUTIONAL CLASS ...............................................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................                 0          (7,360,654)                  0
                                                                           ----------------  ------------------  ------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................           950,630          23,680,456           9,114,792
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................                 0           6,512,508                   0
   COST OF SHARES REDEEMED - CLASS A ....................................        (2,068,948)        (23,513,025)        (16,773,631)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ...............................................        (1,118,318)          6,679,939          (7,658,839)
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..................................            46,161           4,420,103           2,459,175
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................                 0             493,517                   0
   COST OF SHARES REDEEMED - CLASS B ....................................          (332,605)         (3,720,718)         (1,522,399)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ...............................................          (286,444)          1,192,902             936,776
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................            83,759             690,227             601,492
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................                 0              75,368                   0
   COST OF SHARES REDEEMED - CLASS C ....................................           (58,620)           (345,278)           (271,525)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ...............................................            25,139             420,317             329,967
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - CLASS D ..................................               N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS D ..............................               N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS D ....................................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS D ..                                                            N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ..................................           259,768          49,638,017                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............................                 0                   0                 N/A
   COST OF SHARES REDEEMED - CLASS Z ....................................          (876,637)         (7,609,954)                N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS Z ...............................................          (616,869)         42,028,063                 N/A
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............               N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........               N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ...................................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............               N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .........               N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ...............               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ...................................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               C&B MID CAP VALUE FUND
                                                        -----------------------------------
                                                                 FOR THE            FOR THE
                                                              YEAR ENDED         YEAR ENDED
                                                        OCTOBER 31, 2005   OCTOBER 31, 2004
-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ...................        29,139,257        291,641,602
                                                        ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ................        91,566,275        304,349,020
                                                        ----------------   ----------------
ENDING NET ASSETS ....................................  $    697,428,194   $    605,861,919
                                                        ----------------   ----------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .............................         1,257,191            272,409
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS A .........................            12,088                  0
   SHARES REDEEMED - CLASS A .........................          (239,887)           (10,990)
                                                        ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS A ...........................................         1,029,392            261,419
                                                        ----------------   ----------------
   SHARES SOLD - CLASS B .............................           459,986            142,042
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS B .........................             5,909                  0
   SHARES REDEEMED - CLASS B .........................           (48,785)            (3,494)
                                                        ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS B ...........................................           417,110            138,548
                                                        ----------------   ----------------
   SHARES SOLD - CLASS C .............................           301,907             57,678
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS C .........................             2,992                  0
   SHARES REDEEMED - CLASS C .........................           (29,847)              (366)
                                                        ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS C ...........................................           275,052             57,312
                                                        ----------------   ----------------
   SHARES SOLD - CLASS D .............................        16,075,398         21,070,037
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS D .........................           776,338            173,128
   SHARES REDEEMED - CLASS D .........................       (20,636,097)       (11,642,685)
                                                        ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS D ...........................................        (3,784,361)         9,600,480
                                                        ----------------   ----------------
   SHARES SOLD - CLASS Z .............................               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS Z .........................               N/A                N/A
   SHARES REDEEMED - CLASS Z .........................               N/A                N/A
                                                        ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS Z ...........................................               N/A                N/A
                                                        ----------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ........         3,604,235          9,334,372
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ....           130,154                  0
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ....        (2,332,219)        (5,036,977)
                                                        ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS ...............................         1,402,170          4,297,395
                                                        ----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ........         5,652,780            918,744
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ....            28,022                  0
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ....        (3,549,234)                 0
                                                        ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS ...............................         2,131,568            918,744
                                                        ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS .........         1,470,931         15,273,898
                                                        ================   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) .....................................  $              0   $              0
                                                        ================   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                           COMMON STOCK FUND
                                                        --------------------------------------------------------
                                                                 FOR THE             FOR THE             FOR THE
                                                            PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                        OCTOBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ...................      (203,914,591)       (321,773,843)       (384,712,162)
                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ................      (173,659,765)       (290,846,711)        134,690,921
                                                        ----------------   -----------------   -----------------
ENDING NET ASSETS ....................................  $  1,126,471,146   $   1,300,130,911   $   1,590,977,622
                                                        ----------------   -----------------   -----------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .............................           325,319             829,082           3,431,779
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS A .........................            53,406             236,355                   0
   SHARES REDEEMED - CLASS A .........................          (945,034)         (1,468,160)         (2,666,367)
                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS A ...........................................          (566,309)           (402,723)            765,412
                                                        ----------------   -----------------   -----------------
   SHARES SOLD - CLASS B .............................            28,224              89,606             457,112
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS B .........................            26,003             109,048                   0
   SHARES REDEEMED - CLASS B .........................          (228,347)           (258,192)           (198,050)
                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS B ...........................................          (174,120)            (59,538)            259,062
                                                        ----------------   -----------------   -----------------
   SHARES SOLD - CLASS C .............................            29,884             187,445             546,220
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS C .........................            15,550              71,218                   0
   SHARES REDEEMED - CLASS C .........................          (347,225)           (625,270)           (442,002)
                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS C ...........................................          (301,791)           (366,607)            104,218
                                                        ----------------   -----------------   -----------------
   SHARES SOLD - CLASS D .............................               N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS D .........................               N/A                 N/A                 N/A
   SHARES REDEEMED - CLASS D .........................               N/A                 N/A                 N/A
                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS D ...........................................               N/A                 N/A                 N/A
                                                        ----------------   -----------------   -----------------
   SHARES SOLD - CLASS Z .............................         3,356,497           5,128,434          11,182,299
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS Z .........................           808,212           3,551,776                   0
   SHARES REDEEMED - CLASS Z .........................       (12,065,904)        (22,238,478)        (31,635,485)
                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS Z ...........................................        (7,901,195)        (13,558,268)        (20,453,186)
                                                        ----------------   -----------------   -----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ........               N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ....               N/A                 N/A                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ....               N/A                 N/A                 N/A
                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS ...............................               N/A                 N/A                 N/A
                                                        ----------------   -----------------   -----------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ........               N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ....               N/A                 N/A                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ....               N/A                 N/A                 N/A
                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS ...............................               N/A                 N/A                 N/A
                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS .........        (8,943,415)        (14,387,136)        (19,324,494)
                                                        ================   =================   =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) .....................................  $        (11,434)  $               0   $               0
                                                        ================   =================   =================

                                                                           MID CAP GROWTH FUND
                                                        ----------------------------------------------------------
                                                                 FOR THE              FOR THE              FOR THE
                                                            PERIOD ENDED           YEAR ENDED           YEAR ENDED
                                                        OCTOBER 31, 2005   SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ...................        (1,996,492)          50,321,221           (6,392,096)
                                                        ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS ................        (5,566,001)          72,658,658            7,132,593
                                                        ----------------   ------------------   ------------------
ENDING NET ASSETS ....................................  $    168,028,126   $      173,594,127   $      100,935,469
                                                        ----------------   ------------------   ------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .............................           150,026            3,918,426            1,573,411
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS A .........................                 0            1,067,624                    0
   SHARES REDEEMED - CLASS A .........................          (327,349)          (3,824,252)          (2,928,519)
                                                        ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS A ...........................................          (177,323)           1,161,798           (1,355,108)
                                                        ----------------   ------------------   ------------------
   SHARES SOLD - CLASS B .............................             7,649              749,392              435,248
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS B .........................                 0               83,506                    0
   SHARES REDEEMED - CLASS B .........................           (54,787)            (633,673)            (270,405)
                                                        ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS B ...........................................           (47,138)             199,225              164,843
                                                        ----------------   ------------------   ------------------
   SHARES SOLD - CLASS C .............................            13,580              127,763              108,826
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS C .........................                 0               12,753                    0
   SHARES REDEEMED - CLASS C .........................            (9,410)             (57,929)             (48,451)
                                                        ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS C ...........................................             4,170               82,587               60,375
                                                        ----------------   ------------------   ------------------
   SHARES SOLD - CLASS D .............................               N/A                  N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS D .........................               N/A                  N/A                  N/A
   SHARES REDEEMED - CLASS D .........................               N/A                  N/A                  N/A
                                                        ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS D ...........................................               N/A                  N/A                  N/A
                                                        ----------------   ------------------   ------------------
   SHARES SOLD - CLASS Z .............................            41,305            9,239,553                  N/A
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS Z .........................                 0                    0                  N/A
   SHARES REDEEMED - CLASS Z .........................          (138,816)          (1,237,062)                 N/A
                                                        ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS Z ...........................................           (97,511)           8,002,491                  N/A
                                                        ----------------   ------------------   ------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ........               N/A                  N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ....               N/A                  N/A                  N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ....               N/A                  N/A                  N/A
                                                        ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS ...............................               N/A                  N/A                  N/A
                                                        ----------------   ------------------   ------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ........               N/A                  N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ....               N/A                  N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ....               N/A                  N/A                  N/A
                                                        ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS ...............................               N/A                  N/A                  N/A
                                                        ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS .........          (317,802)           9,446,101           (1,129,890)
                                                        ================   ==================   ==================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) .....................................  $              0   $                0   $                0
                                                        ================   ==================   ==================

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            SMALL CAP GROWTH FUND
                                                                         ----------------------------------------------------------
                                                                                  FOR THE              FOR THE              FOR THE
                                                                             PERIOD ENDED           YEAR ENDED           YEAR ENDED
                                                                         OCTOBER 31, 2005   SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................................   $    256,024,620   $       77,405,074   $       83,683,988

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................................           (246,170)          (1,961,558)            (996,692)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................           (666,650)          24,540,062           15,982,760
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS .................................................         (6,186,916)          17,093,631           (2,732,511)
                                                                         ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......         (7,099,736)          39,672,135           12,253,557
                                                                         ----------------   ------------------   ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ........................................................                  0                    0                    0
      CLASS B ........................................................                  0                    0                    0
      CLASS C ........................................................                  0                    0                    0
      CLASS D ........................................................                N/A                  N/A                  N/A
      CLASS Z ........................................................                  0                    0                    0
      ADMINISTRATOR CLASS ............................................                  0                    0                    0
      INSTITUTIONAL CLASS ............................................                  0                    0                    0
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ........................................................                  0             (734,681)                   0
      CLASS B ........................................................                  0              (12,594)                   0
      CLASS C ........................................................                  0               (3,390)                   0
      CLASS D ........................................................                N/A                  N/A                  N/A
      CLASS Z ........................................................                  0                    0                    0
      ADMINISTRATOR CLASS ............................................                  0             (752,142)                   0
      INSTITUTIONAL CLASS ............................................                  0                    0                    0
                                                                         ----------------   ------------------   ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................                  0           (1,502,807)                   0
                                                                         ----------------   ------------------   ------------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...............................            251,730           44,920,057           16,727,066
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........................                  0              625,705                    0
   COST OF SHARES REDEEMED - CLASS A .................................         (1,589,338)         (18,798,579)         (68,651,262)
                                                                         ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ..............................         (1,337,608)          26,747,183          (51,924,196)
                                                                         ----------------   ------------------   ------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...............................             51,703           21,385,144              610,998
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...........................                  0               12,127                    0
   COST OF SHARES REDEEMED - CLASS B .................................           (402,905)          (2,778,304)             (23,149)
                                                                         ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ..............................           (351,202)          18,618,967              587,849
                                                                         ----------------   ------------------   ------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...............................              9,378            8,566,231              236,688
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...........................                  0                3,266                    0
   COST OF SHARES REDEEMED - CLASS C .................................            (95,421)            (988,544)            (127,737)
                                                                         ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ..............................            (86,043)           7,580,953              108,951
                                                                         ----------------   ------------------   ------------------
   PROCEEDS FROM SHARES SOLD - CLASS D ...............................                N/A                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS D ...........................                N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - CLASS D .................................                N/A                  N/A                  N/A
                                                                         ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS D ..............................                N/A                  N/A                  N/A
                                                                         ----------------   ------------------   ------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ...............................            160,345           53,515,971                    0
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...........................                  0                    0                    0
   COST OF SHARES REDEEMED - CLASS Z .................................         (1,304,448)         (19,902,427)                   0
                                                                         ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS Z ..............................         (1,144,103)          33,613,544                    0
                                                                         ----------------   ------------------   ------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..........            839,117           75,799,959                    0
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ......                  0              750,684                    0
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ............         (1,308,993)         (53,156,617)                   0
                                                                         ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS ..................           (469,876)          23,394,026                    0
                                                                         ----------------   ------------------   ------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                        SMALL CAP OPPORTUNITIES FUND
                                                                         ----------------------------------------------------------
                                                                                  FOR THE              FOR THE              FOR THE
                                                                             PERIOD ENDED           YEAR ENDED           YEAR ENDED
                                                                         OCTOBER 31, 2005   SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................................   $    725,650,727   $      534,599,946   $      381,786,103

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................................           (194,391)          (1,837,152)          (1,285,817)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................          7,047,988           67,095,443           89,139,718
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS .................................................        (26,880,238)          42,150,441           12,126,460
                                                                         ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......        (20,026,641)         107,408,732           99,980,361
                                                                         ----------------   ------------------   ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ........................................................                N/A                  N/A                  N/A
      CLASS B ........................................................                N/A                  N/A                  N/A
      CLASS C ........................................................                N/A                  N/A                  N/A
      CLASS D ........................................................                N/A                  N/A                  N/A
      CLASS Z ........................................................                N/A                  N/A                  N/A
      ADMINISTRATOR CLASS ............................................                  0                    0                    0
      INSTITUTIONAL CLASS ............................................                N/A                  N/A                  N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ........................................................                N/A                  N/A                  N/A
      CLASS B ........................................................                N/A                  N/A                  N/A
      CLASS C ........................................................                N/A                  N/A                  N/A
      CLASS D ........................................................                N/A                  N/A                  N/A
      CLASS Z ........................................................                N/A                  N/A                  N/A
      ADMINISTRATOR CLASS ............................................                  0          (77,157,592)         (13,757,861)
      INSTITUTIONAL CLASS ............................................                N/A                  N/A                  N/A
                                                                         ----------------   ------------------   ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................                  0          (77,157,592)         (13,757,861)
                                                                         ----------------   ------------------   ------------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...............................                N/A                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........................                N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - CLASS A .................................                N/A                  N/A                  N/A
                                                                         ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ..............................                N/A                  N/A                  N/A
                                                                         ----------------   ------------------   ------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...............................                N/A                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...........................                N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - CLASS B .................................                N/A                  N/A                  N/A
                                                                         ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ..............................                N/A                  N/A                  N/A
                                                                         ----------------   ------------------   ------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...............................                N/A                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...........................                N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - CLASS C .................................                N/A                  N/A                  N/A
                                                                         ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ..............................                N/A                  N/A                  N/A
                                                                         ----------------   ------------------   ------------------
   PROCEEDS FROM SHARES SOLD - CLASS D ...............................                N/A                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS D ...........................                N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - CLASS D .................................                N/A                  N/A                  N/A
                                                                         ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS D ..............................                N/A                  N/A                  N/A
                                                                         ----------------   ------------------   ------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ...............................                N/A                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...........................                N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - CLASS Z .................................                N/A                  N/A                  N/A
                                                                         ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS Z ..............................                N/A                  N/A                  N/A
                                                                         ----------------   ------------------   ------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..........         12,090,290          481,396,662          147,842,686
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ......                  0           73,211,175           12,814,552
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ............        (13,000,396)        (393,808,196)         (94,065,895)
                                                                         ----------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS ..................           (910,106)         160,799,641           66,591,343
                                                                         ----------------   ------------------   ------------------

                                                                                           SMALL CAP VALUE FUND
                                                                         --------------------------------------------------------
                                                                                  FOR THE             FOR THE             FOR THE
                                                                             PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                         OCTOBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................................   $  2,251,537,570   $   2,125,768,614   $   1,167,290,788

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................................        (14,626,671)        (19,810,930)         (9,097,515)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................        314,027,057         270,316,100          82,632,154
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS .................................................        (84,545,041)        120,358,183         595,642,721
                                                                         ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......        214,855,345         370,863,353         669,177,360
                                                                         ----------------   -----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ........................................................                  0                   0            (248,461)
      CLASS B ........................................................                  0                   0             (47,584)
      CLASS C ........................................................                  0                   0             (61,029)
      CLASS D ........................................................                N/A                 N/A                 N/A
      CLASS Z ........................................................                  0                   0            (436,323)
      ADMINISTRATOR CLASS ............................................                N/A                 N/A                 N/A
      INSTITUTIONAL CLASS ............................................                N/A                 N/A                 N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ........................................................        (10,397,421)        (65,935,104)        (15,533,025)
      CLASS B ........................................................         (2,427,253)        (15,208,320)         (2,974,824)
      CLASS C ........................................................         (2,724,859)        (17,605,354)         (3,815,332)
      CLASS D ........................................................                N/A                 N/A                 N/A
      CLASS Z ........................................................        (25,204,337)       (142,846,550)        (27,277,595)
      ADMINISTRATOR CLASS ............................................                N/A                 N/A                 N/A
      INSTITUTIONAL CLASS ............................................                N/A                 N/A                 N/A
                                                                         ----------------   -----------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................        (40,753,870)       (241,595,328)        (50,394,173)
                                                                         ----------------   -----------------   -----------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...............................         65,496,065         111,965,665         320,685,110
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........................         10,087,045          63,761,770          15,265,206
   COST OF SHARES REDEEMED - CLASS A .................................       (104,918,462)       (287,141,565)       (184,534,476)
                                                                         ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ..............................        (29,335,352)       (111,414,130)        151,415,840
                                                                         ----------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...............................          1,512,556           3,500,020          23,520,790
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...........................          2,217,289          13,852,760           2,765,426
   COST OF SHARES REDEEMED - CLASS B .................................        (14,443,042)        (13,748,747)        (12,814,273)
                                                                         ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ..............................        (10,713,197)          3,604,033          13,471,943
                                                                         ----------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...............................          3,323,947           7,497,546          50,717,429
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...........................          2,318,721          14,891,930           3,207,242
   COST OF SHARES REDEEMED - CLASS C .................................        (25,004,977)        (32,663,862)        (42,529,352)
                                                                         ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ..............................        (19,362,309)        (10,274,386)         11,395,319
                                                                         ----------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS D ...............................                N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS D ...........................                N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS D .................................                N/A                 N/A                 N/A
                                                                         ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS D ..............................                N/A                 N/A                 N/A
                                                                         ----------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ...............................        721,519,148         586,760,998         568,392,266
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...........................         24,892,242         140,802,162          27,317,931
   COST OF SHARES REDEEMED - CLASS Z .................................       (299,676,740)       (612,977,746)       (432,298,660)
                                                                         ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS Z ..............................        446,734,650         114,585,414         163,411,537
                                                                         ----------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..........                N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ......                N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ............                N/A                 N/A                 N/A
                                                                         ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS ..................                N/A                 N/A                 N/A
                                                                         ----------------   -----------------   -----------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         SMALL CAP GROWTH FUND
                                                                       ----------------------------------------------------------
                                                                                FOR THE              FOR THE             FOR THE
                                                                           PERIOD ENDED           YEAR ENDED          YEAR ENDED
                                                                       OCTOBER 31, 2005   SEPTEMBER 30, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ........            949,684           30,920,982          33,083,387
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ....                  0                    0                   0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ..........            (96,657)            (425,437)           (388,462)
                                                                       ----------------   ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ................            853,027           30,495,545          32,694,925
                                                                       ----------------   ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - TOTAL ..............................         (2,535,805)         140,450,218         (18,532,471)
                                                                       ----------------   ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................         (9,635,541)         178,619,546          (6,278,914)
                                                                       ----------------   ------------------  ------------------
ENDING NET ASSETS ..................................................   $    246,389,079   $      256,024,620  $       77,405,074
                                                                       ================   ==================  ==================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................             20,865            5,729,307           1,535,693
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........                  0               53,987                   0
   SHARES REDEEMED - CLASS A .......................................           (131,790)          (1,619,638)         (6,301,110)
                                                                       ----------------   ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............           (110,925)           4,163,656          (4,765,417)
                                                                       ----------------   ------------------  ------------------
   SHARES SOLD - CLASS B ...........................................              4,353            1,957,106              56,542
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ........                  0                1,058                   0
   SHARES REDEEMED - CLASS B .......................................            (34,062)            (242,875)             (2,168)
                                                                       ----------------   ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ............            (29,709)           1,715,289              54,374
                                                                       ----------------   ------------------  ------------------
   SHARES SOLD - CLASS C ...........................................                800              576,624              22,560
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ........                  0                  285                   0
   SHARES REDEEMED - CLASS C .......................................             (8,017)             (87,202)            (12,274)
                                                                       ----------------   ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ............             (7,217)             489,707              10,286
                                                                       ----------------   ------------------  ------------------
   SHARES SOLD - CLASS D ...........................................                N/A                  N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D ........                N/A                  N/A                 N/A
   SHARES REDEEMED - CLASS D .......................................                N/A                  N/A                 N/A
                                                                       ----------------   ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ............                N/A                  N/A                 N/A
                                                                       ----------------   ------------------  ------------------
   SHARES SOLD - CLASS Z ...........................................             13,336            4,693,920                   0
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ........                  0                    0                   0
   SHARES REDEEMED - CLASS Z .......................................           (109,178)          (1,698,437)                  0
                                                                       ----------------   ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ............            (95,842)           2,995,483                   0
                                                                       ----------------   ------------------  ------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ......................             69,085            5,780,911           3,113,761
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS (NOTE 1) ...............................................                  0               64,547                   0
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..................           (107,491)          (4,514,019)            (35,174)
                                                                       ----------------   ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR
   CLASS ...........................................................            (38,406)           1,331,439           3,078,587
                                                                       ----------------   ------------------  ------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ......................             78,812            2,525,798                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS (NOTE 1) ...............................................                  0                    0                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ..................             (7,942)             (33,721)                N/A
                                                                       ----------------   ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL
   CLASS ...........................................................             70,870            2,492,077                 N/A
                                                                       ----------------   ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ......................................           (211,229)          13,187,651          (1,622,170)
                                                                       ================   ==================  ==================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......   $              0   $                0  $                0
                                                                       ================   ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                         SMALL CAP OPPORTUNITIES FUND
                                                                       -----------------------------------------------------------
                                                                                FOR THE              FOR THE              FOR THE
                                                                           PERIOD ENDED           YEAR ENDED           YEAR ENDED
                                                                       OCTOBER 31, 2005   SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ........                N/A                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ....                N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ..........                N/A                  N/A                  N/A
                                                                       ----------------   ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ................                N/A                  N/A                  N/A
                                                                       ----------------   ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - TOTAL ..............................           (910,106)         160,799,641           66,591,343
                                                                       ----------------   ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................        (20,936,747)         191,050,781          152,813,843
                                                                       ----------------   ------------------  -------------------
ENDING NET ASSETS ..................................................    $   704,713,980   $      725,650,727   $      534,599,946
                                                                       ================   ==================  ===================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................                N/A                  N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........                N/A                  N/A                  N/A
   SHARES REDEEMED - CLASS A .......................................                N/A                  N/A                  N/A
                                                                       ----------------   ------------------  -------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............                N/A                  N/A                  N/A
                                                                       ----------------   ------------------  -------------------
   SHARES SOLD - CLASS B ...........................................                N/A                  N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ........                N/A                  N/A                  N/A
   SHARES REDEEMED - CLASS B .......................................                N/A                  N/A                  N/A
                                                                       ----------------   ------------------  -------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ............                N/A                  N/A                  N/A
                                                                       ----------------   ------------------  -------------------
   SHARES SOLD - CLASS C ...........................................                N/A                  N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ........                N/A                  N/A                  N/A
   SHARES REDEEMED - CLASS C .......................................                N/A                  N/A                  N/A
                                                                       ----------------   ------------------  -------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ............                N/A                  N/A                  N/A
                                                                       ----------------   ------------------  -------------------
   SHARES SOLD - CLASS D ...........................................                N/A                  N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D ........                N/A                  N/A                  N/A
   SHARES REDEEMED - CLASS D .......................................                N/A                  N/A                  N/A
                                                                       ----------------   ------------------  -------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ............                N/A                  N/A                  N/A
                                                                       ----------------   ------------------  -------------------
   SHARES SOLD - CLASS Z ...........................................                N/A                  N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ........                N/A                  N/A                  N/A
   SHARES REDEEMED - CLASS Z .......................................                N/A                  N/A                  N/A
                                                                       ----------------   ------------------  -------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ............                N/A                  N/A                  N/A
                                                                       ----------------   ------------------  -------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ......................           3 57,977           14,338,380            4,680,608
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS (NOTE 1) ...............................................                  0            2,241,616              429,874
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..................           (385,580)         (11,781,338)          (2,981,714)
                                                                       ----------------   ------------------  -------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR
   CLASS ...........................................................            (27,603)           4,798,658            2,128,768
                                                                       ----------------   ------------------  -------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ......................                N/A                  N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS (NOTE 1) ...............................................                N/A                  N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ..................                N/A                  N/A                  N/A
                                                                       ----------------   ------------------  -------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL
   CLASS ...........................................................                N/A                  N/A                  N/A
                                                                       ----------------   ------------------  -------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ......................................            (27,603)           4,798,658            2,128,768
                                                                       ================   ==================   ==================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......    $             0   $                0     $              0
                                                                       ================   ==================   ==================

                                                                                            SMALL CAP VALUE FUND
                                                                       ---------------------------------------------------------
                                                                                FOR THE             FOR THE             FOR THE
                                                                           PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                       OCTOBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ........                N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ....                N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ..........                N/A                 N/A                 N/A
                                                                       ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ................                N/A                 N/A                 N/A
                                                                       ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - TOTAL ..............................        387,323,792          (3,499,069)        339,694,639
                                                                       ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................        561,425,267         125,768,956         958,477,826
                                                                       ----------------   -----------------   -----------------
ENDING NET ASSETS ..................................................   $  2,812,962,837   $   2,251,537,570    $  2,125,768,614
                                                                       ================   =================    ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................          2,219,513           3,946,949          14,585,227
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........            346,237           2,293,078             588,254
   SHARES REDEEMED - CLASS A .......................................         (3,595,998)        (10,327,642)         (8,277,317)
                                                                       ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............         (1,030,248)         (4,087,615)          6,896,164
                                                                       ----------------   -----------------   -----------------
   SHARES SOLD - CLASS B ...........................................             53,919             127,051           1,128,906
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ........             78,926             514,591             108,960
   SHARES REDEEMED - CLASS B .......................................           (509,915)           (501,970)           (590,325)
                                                                       ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ............           (377,070)            139,672             647,541
                                                                       ----------------   -----------------   -----------------
   SHARES SOLD - CLASS C ...........................................            115,719             273,175           2,388,522
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ........             82,360             552,197             126,120
   SHARES REDEEMED - CLASS C .......................................           (889,071)         (1,184,664)         (1,842,815)
                                                                       ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ............           (690,992)           (359,292)            671,827
                                                                       ----------------   -----------------   -----------------
   SHARES SOLD - CLASS D ...........................................                N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D ........                N/A                 N/A                 N/A
   SHARES REDEEMED - CLASS D .......................................                N/A                 N/A                 N/A
                                                                       ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ............                N/A                 N/A                 N/A
                                                                       ----------------   -----------------   -----------------
   SHARES SOLD - CLASS Z ...........................................         24,271,454          20,439,069          25,560,482
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ........            847,655           5,026,696           1,047,467
   SHARES REDEEMED - CLASS Z .......................................        (10,094,560)        (21,628,099)       ( 18,917,370)
                                                                       ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ............         15,024,549           3,837,666           7,690,579
                                                                       ----------------   -----------------   -----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ......................                N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS (NOTE 1) ...............................................                N/A                 N/A                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..................                N/A                 N/A                 N/A
                                                                       ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR
   CLASS ...........................................................                N/A                 N/A                 N/A
                                                                       ----------------   -----------------   -----------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ......................                N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS (NOTE 1) ...............................................                N/A                 N/A                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ..................                N/A                 N/A                 N/A
                                                                       ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL
   CLASS ...........................................................                N/A                 N/A                 N/A
                                                                       ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ......................................         12,926,239            (469,569)         15,906,111
                                                                       ================   =================   =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......   $    (10,235,842)   $              0   $               0
                                                                       ================   =================   =================

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               NET REALIZED
                                                  BEGINNING          NET                AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                  NET ASSET   INVESTMENT         UNREALIZED        FROM NET        FROM NET
                                                  VALUE PER       INCOME     GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                      SHARE       (LOSS)        INVESTMENTS          INCOME           GAINS
----------------------------------------------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........   $   18.89        (0.09)              2.54          0.00             (0.58)
JULY 26, 2004(4) TO OCTOBER 31, 2004 ..........   $   18.52        (0.00)              0.37          0.00              0.00

CLASS B
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........   $   18.86        (0.17)              2.46          0.00             (0.58)
JULY 26, 2004(4) TO OCTOBER 31, 2004 ..........   $   18.52        (0.02)              0.36          0.00              0.00

CLASS C
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........   $   18.86        (0.17)              2.46          0.00             (0.58)
JULY 26, 2004(4) TO OCTOBER 31, 2004 ..........   $   18.52        (0.02)              0.36          0.00              0.00

CLASS D
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........   $   18.89        (0.07)              2.55          0.00             (0.58)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........   $   17.96        (0.01)              1.11         (0.00)            (0.17)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........   $   13.15         0.00               4.83         (0.02)             0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........   $   14.19        (0.01)             (0.19)        (0.04)            (0.80)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..........   $   12.78         0.08               2.12         (0.09)            (0.70)

ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........   $   18.90        (0.03)              2.53          0.00             (0.58)
JULY 26, 2004(4) TO OCTOBER 31, 2004 ..........   $   18.52         0.00               0.38          0.00              0.00

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........   $   18.91        (0.02)              2.57          0.00             (0.58)
JULY 26, 2004(4) TO OCTOBER 31, 2004 ..........   $   18.52         0.02               0.37          0.00              0.00

COMMON STOCK FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .......   $   22.40        (0.11)              1.06          0.00             (0.38)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........   $   21.98        (0.14)(8)           2.21          0.00             (1.65)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........   $   15.87        (0.10)              6.21          0.00              0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........   $   19.71        (0.08)(8)          (3.76)         0.00              0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..........   $   20.15        (0.04)             (0.36)         0.00             (0.04)
NOVEMBER 30, 2000(4)(5) TO DECEMBER 31, 2000 ..   $   18.90         0.00(6)            1.28         (0.03)             0.00

CLASS B
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .......   $   21.74        (0.29)              1.06          0.00             (0.38)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........   $   21.53        (0.29)(8)           2.15          0.00             (1.65)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........   $   15.67        (0.24)              6.10          0.00              0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........   $   19.62        (0.22)(8)          (3.73)         0.00              0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..........   $   20.16        (0.09)             (0.41)         0.00             (0.04)
NOVEMBER 30, 2000(4)(5) TO DECEMBER 31, 2000 ..   $   18.90        (0.01)              1.28         (0.01)             0.00

CLASS C
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .......   $   21.73        (0.47)              1.25          0.00             (0.38)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........   $   21.53        (0.30)(8)           2.15          0.00             (1.65)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........   $   15.68        (0.25)              6.10          0.00              0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........   $   19.62        (0.22)(8)          (3.72)         0.00              0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..........   $   20.16        (0.09)             (0.41)         0.00             (0.04)
NOVEMBER 30, 2000(4)(5) TO DECEMBER 31, 2000 ..   $   18.90        (0.01)              1.28         (0.01)             0.00

CLASS Z
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .......   $   22.65        (0.07)              1.05          0.00             (0.38)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........   $   22.15        (0.08)(8)           2.23          0.00             (1.65)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........   $   15.97        (0.09)              6.27          0.00              0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........   $   19.78        (0.05)(8)          (3.76)         0.00              0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..........   $   20.16        (0.02)             (0.32)         0.00             (0.04)
JANUARY 1, 2000 TO DECEMBER 31, 2000 ..........   $   25.21         0.04              (0.59)        (0.04)            (4.46)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS         WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                  DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                   IN EXCESS OF   NET ASSET   ------------------------------------------------
                                                       REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                          GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
------------------------------------------------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........            0.00   $   20.76           (0.40)%      1.38%      0.00%      1.38%
JULY 26, 2004(4) TO OCTOBER 31, 2004 ..........            0.00   $   18.89           (0.18)%      1.41%     (0.01)%     1.40%

CLASS B
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........            0.00   $   20.57           (1.15)%      2.13%      0.00%      2.13%
JULY 26, 2004(4) TO OCTOBER 31, 2004 ..........            0.00   $   18.86           (0.95)%      2.16%     (0.01)%     2.15%

CLASS C
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........            0.00   $   20.57           (1.15)%      2.13%      0.00%      2.13%
JULY 26, 2004(4) TO OCTOBER 31, 2004 ..........            0.00   $   18.86           (0.98)%      2.16%     (0.01)%     2.15%

CLASS D
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........            0.00   $   20.79           (0.27)%      1.37%     (0.12)%     1.25%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........            0.00   $   18.89           (0.08)%      1.19%     (0.04)%     1.15%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........            0.00   $   17.96             0.01%      1.27%      0.00%      1.27%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........            0.00   $   13.15           (0.07)%      1.54%     (0.17)%     1.37%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..........            0.00   $   14.19            0.68%       1.00%      0.00%      1.00%

ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........            0.00   $   20.82           (0.12)%      1.13%     (0.03)%     1.10%
JULY 26, 2004(4) TO OCTOBER 31, 2004 ..........            0.00   $   18.90            0.03%       1.17%     (0.02)%     1.15%

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........            0.00   $   20.88             0.07%      0.94%     (0.04)%     0.90%
JULY 26, 2004(4) TO OCTOBER 31, 2004 ..........            0.00   $   18.91             0.40%      0.96%     (0.06)%     0.90%

COMMON STOCK FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .......            0.00   $   22.97           (0.48)%      1.44%     (0.03)%     1.41%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........            0.00   $   22.40           (0.62)%      1.58%     (0.04)%     1.54%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........            0.00   $   21.98           (0.62)%      1.55%     (0.01)%     1.54%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........            0.00   $   15.87           (0.50)%      1.55%      0.00%      1.55%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..........            0.00   $   19.71           (0.51)%      1.65%     (0.01)%     1.64%
NOVEMBER 30, 2000(4)(5) TO DECEMBER 31, 2000 ..            0.00   $   20.15           (0.22)%      1.57%      0.00%      1.57%

CLASS B
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .......            0.00   $   22.13           (1.23)%      2.20%     (0.04)%     2.16%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........            0.00   $   21.74           (1.36)%      2.32%     (0.04)%     2.28%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........            0.00   $   21.53           (1.41)%      2.35%     (0.01)%     2.34%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........            0.00   $   15.67           (1.31)%      2.36%      0.00%      2.36%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..........            0.00   $   19.62           (1.12)%      2.55%     (0.29)%     2.26%
NOVEMBER 30, 2000(4)(5) TO DECEMBER 31, 2000 ..            0.00   $   20.16           (0.61)%      2.00%     (0.01)%     1.99%

CLASS C
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .......            0.00   $   22.13           (1.25)%      2.21%     (0.04)%     2.17%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........            0.00   $   21.73           (1.38)%      2.35%     (0.04)%     2.31%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........            0.00   $   21.53           (1.41)%      2.35%     (0.01)%     2.34%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........            0.00   $   15.68           (1.31)%      2.37%     (0.01)%     2.36%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..........            0.00   $   19.62           (1.09)%      2.39%     (0.16)%     2.23%
NOVEMBER 30, 2000(4)(5) TO DECEMBER 31, 2000 ..            0.00   $   20.16           (0.62)%      2.00%      0.00%      2.00%

CLASS Z
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .......            0.00   $   23.25           (0.38)%      1.47%     (0.16)%     1.31%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........            0.00   $   22.65           (0.38)%      1.34%     (0.04)%     1.30%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........            0.00   $   22.15           (0.42)%      1.36%     (0.01)%     1.35%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........            0.00   $   15.97           (0.28)%      1.34%     (0.01)%     1.33%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..........            0.00   $   19.78           (0.10)%      1.29%      0.00%      1.29%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ..........            0.00   $   20.16            0.22%       1.18%      0.00%      1.18%

                                                              PORTFOLIO     NET ASSETS AT
                                                      TOTAL    TURNOVER     END OF PERIOD
                                                  RETURN(2)     RATE(3)   (000'S OMITTED)
-----------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND
-----------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........       13.13%         30%  $        26,795
JULY 26, 2004(4) TO OCTOBER 31, 2004 ..........        2.00%         31%  $         4,938

CLASS B
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........       12.28%         30%  $        11,429
JULY 26, 2004(4) TO OCTOBER 31, 2004 ..........        1.84%         31%  $         2,613

CLASS C
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........       12.28%         30%  $         6,838
JULY 26, 2004(4) TO OCTOBER 31, 2004 ..........        1.84%         31%  $         1,081

CLASS D
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........       13.29%         30%  $       469,971
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........        6.18%         31%  $       498,623
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........       36.76%         18%  $       301,513
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........       (2.09)%        30%  $        81,390
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..........       18.14%         44%  $         5,934

ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........       13.39%         30%  $       118,690
JULY 26, 2004(4) TO OCTOBER 31, 2004 ..........        2.05%         31%  $        81,232

INSTITUTIONAL CLASS
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........       13.71%         30%  $        63,705
JULY 26, 2004(4) TO OCTOBER 31, 2004 ..........        2.11%         31%  $        17,376
COMMON STOCK FUND                                                                        _
-----------------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .......        4.34%         33%  $        62,462
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........        9.67%         42%  $        73,612
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........       38.50%         42%  $        81,068
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........      (19.48)%        65%  $        46,402
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..........       (1.99)%        89%  $        27,617
NOVEMBER 30, 2000(4)(5) TO DECEMBER 31, 2000 ..        6.78%         95%  $           251

CLASS B
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .......        3.63%         33%  $        34,744
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........        8.89%         42%  $        37,908
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........       37.40%         42%  $        38,830
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........      (20.13)%        65%  $        24,208
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..........       (2.48)%        89%  $        15,635
NOVEMBER 30, 2000(4)(5) TO DECEMBER 31, 2000 ..        6.76%         95%  $           159

CLASS C
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .......        3.68%         33%  $        20,177
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........        8.84%         42%  $        26,375
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........       37.31%         42%  $        34,025
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........      (20.08)%        65%  $        23,137
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..........       (2.48)%        89%  $        14,603
NOVEMBER 30, 2000(4)(5) TO DECEMBER 31, 2000 ..        6.76%         95%  $           120

CLASS Z
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .......        4.42%         33%  $     1,009,088
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........        9.96%         42%  $     1,162,236
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........       38.70%         42%  $     1,437,055
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........      (19.26)%        65%  $     1,362,540
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..........       (1.70)%        89%  $     1,702,628
JANUARY 1, 2000 TO DECEMBER 31, 2000 ..........       (1.20)%        95%  $     1,719,018

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          NET REALIZED
                                             BEGINNING          NET                AND   DISTRIBUTIONS   DISTRIBUTIONS
                                             NET ASSET   INVESTMENT         UNREALIZED        FROM NET        FROM NET
                                             VALUE PER       INCOME     GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                 SHARE       (LOSS)        INVESTMENTS          INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...   $    6.50         0.00(8)           (0.13)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....   $    5.84        (0.07)(8)           1.16            0.00           (0.43)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....   $    5.09         0.02               0.73            0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...   $    4.77        (0.05)              0.37            0.00            0.00
JULY 1, 2002 TO JUNE 30, 2003 ............   $    4.82        (0.02)             (0.03)           0.00            0.00
JULY 1, 2001 TO JUNE 30, 2002 ............   $    7.27        (0.05)             (1.78)           0.00           (0.62)
JULY 1, 2000 TO JUNE 30, 2001(9) .........   $   12.36        (0.09)             (0.80)           0.00           (4.20)

CLASS B
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...   $    6.26        (0.01)(8)          (0.12)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....   $    5.68        (0.12)(8)           1.13            0.00           (0.43)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....   $    4.99         0.06               0.63            0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...   $    4.68        (0.06)              0.37            0.00            0.00
JUNE 9, 2003(4) TO JUNE 30, 2003 .........   $    4.67         0.01               0.00            0.00            0.00

CLASS C
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...   $    6.26        (0.01)(8)          (0.12)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....   $    5.68        (0.12)(8)           1.13            0.00           (0.43)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....   $    4.98         0.07               0.63            0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...   $    4.68        (0.06)              0.36            0.00            0.00
JUNE 9, 2003(4) TO JUNE 30, 2003 .........   $    4.67         0.01               0.00            0.00            0.00

CLASS Z
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...   $    6.50        (0.01)(8)          (0.12)           0.00            0.00
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ..   $    5.95        (0.05)(8)           0.60            0.00            0.00

SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...   $   12.53        (0.02)             (0.32)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....   $   10.67        (0.13)(8)           2.18            0.00           (0.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....   $    9.44        (0.23)              1.46            0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...   $    8.93        (0.02)              0.53            0.00            0.00
JULY 1, 2002 TO JUNE 30, 2003 ............   $    8.61        (0.07)              0.39            0.00            0.00
JULY 1, 2001 TO JUNE 30, 2002 ............   $   11.85        (0.07)             (3.08)           0.00           (0.09)
JULY 1, 2000 TO JUNE 30, 2001 ............   $   22.20        (0.13)             (4.43)           0.00           (5.79)

CLASS B
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...   $   12.31        (0.02)             (0.32)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....   $   10.57        (0.22)(8)           2.15            0.00           (0.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....   $    9.41        (0.25)              1.41            0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...   $    8.93        (0.04)              0.52            0.00            0.00
JUNE 9, 2003(4) TO JUNE 30, 2003 .........   $    8.88        (0.01)              0.06            0.00            0.00

CLASS C
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...   $   12.33        (0.02)             (0.33)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....   $   10.58        (0.22)(8)           2.16            0.00           (0.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....   $    9.42        (0.22)              1.38            0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...   $    8.93        (0.02)              0.51            0.00            0.00
JUNE 9, 2003(4) TO JUNE 30, 2003 .........   $    8.88        (0.01)              0.06            0.00            0.00

CLASS Z
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...   $   12.52        (0.01)             (0.33)           0.00            0.00
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ..   $   11.06        (0.07)(8)           1.53            0.00            0.00

ADMINISTRATOR CLASS
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...   $   12.59        (0.01)             (0.34)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....   $   10.70        (0.11)(8)           2.19            0.00           (0.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....   $    9.44        (0.21)              1.47            0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...   $    8.94        (0.02)              0.52            0.00            0.00
JUNE 9, 2003(4) TO JUNE 30, 2003 .........   $    8.88         0.00               0.06            0.00            0.00

INSTITUTIONAL CLASS
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...   $   12.61        (0.01)             (0.34)           0.00            0.00
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ..   $   11.10        (0.04)(8)           1.55            0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS         WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                             DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                              IN EXCESS OF   NET ASSET   -----------------------------------------------
                                                  REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                     GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
--------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...            0.00   $    6.37           (0.96)%      1.41%    (0.01)%      1.40%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....            0.00   $    6.50           (1.19)%      1.42%    (0.01)%      1.41%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....            0.00   $    5.84           (0.44)%      1.50%    (0.07)%      1.43%
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...            0.00   $    5.09           (1.03)%      1.42%     0.00%       1.42%
JULY 1, 2002 TO JUNE 30, 2003 ............            0.00   $    4.77           (0.65)%      1.86%    (0.37)%      1.49%
JULY 1, 2001 TO JUNE 30, 2002 ............            0.00   $    4.82           (0.80)%      3.10%    (1.60)%      1.50%
JULY 1, 2000 TO JUNE 30, 2001(9) .........            0.00   $    7.27           (1.13)%      2.32%    (0.81)%      1.51%

CLASS B
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...            0.00   $    6.13           (1.71)%      2.16%    (0.01)%      2.15%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....            0.00   $    6.26           (2.00)%      2.17%    (0.01)%      2.16%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....            0.00   $    5.68           (0.64)%      2.26%    (0.08)%      2.18%
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...            0.00   $    4.99           (1.78)%      2.17%     0.00%       2.17%
JUNE 9, 2003(4) TO JUNE 30, 2003 .........            0.00   $    4.68            3.82%       2.22%    (0.08)%      2.14%

CLASS C
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...            0.00   $    6.13           (1.71)%      2.16%    (0.01)%      2.15%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....            0.00   $    6.26           (2.00)%      2.17%    (0.01)%      2.16%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....            0.00   $    5.68           (0.70)%      2.26%    (0.08)%      2.18%
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...            0.00   $    4.98           (1.78)%      2.17%     0.00%       2.17%
JUNE 9, 2003(4) TO JUNE 30, 2003 .........            0.00   $    4.68            4.05%       2.22%    (0.10)%      2.12%

CLASS Z
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...            0.00   $    6.37           (1.13)%      1.58%    (0.01)%      1.57%
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ..            0.00   $    6.50           (1.69)%      1.56%    (0.01)%      1.55%

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...            0.00   $   12.19           (1.27)%      1.56%    (0.16)%      1.40%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....            0.00   $   12.53           (1.14)%      1.58%    (0.18)%      1.40%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....            0.00   $   10.67           (1.08)%      1.69%    (0.29)%      1.40%
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...            0.00   $    9.44           (1.13)%      1.69%    (0.29)%      1.40%
JULY 1, 2002 TO JUNE 30, 2003 ............            0.00   $    8.93           (1.06)%      1.53%    (0.13)%      1.40%
JULY 1, 2001 TO JUNE 30, 2002 ............            0.00   $    8.61           (0.68)%      1.51%    (0.11)%      1.40%
JULY 1, 2000 TO JUNE 30, 2001 ............            0.00   $   11.85           (0.85)%      1.36%     0.00%       1.36%

CLASS B
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...            0.00   $   11.97           (2.02)%      2.31%    (0.16)%      2.15%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....            0.00   $   12.31           (1.90)%      2.31%    (0.16)%      2.15%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....            0.00   $   10.57           (1.86)%      2.48%    (0.33)%      2.15%
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...            0.00   $    9.41           (1.88)%      2.43%    (0.28)%      2.15%
JUNE 9, 2003(4) TO JUNE 30, 2003 .........            0.00   $    8.93           (1.06)%      2.28%    (0.13)%      2.15%

CLASS C
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...            0.00   $   11.98           (2.02)%      2.31%    (0.16)%      2.15%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....            0.00   $   12.33           (1.90)%      2.31%    (0.16)%      2.15%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....            0.00   $   10.58           (1.86)%      2.48%    (0.33)%      2.15%
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...            0.00   $    9.42           (1.91)%      2.47%    (0.32)%      2.15%
JUNE 9, 2003(4) TO JUNE 30, 2003 .........            0.00   $    8.93           (1.06)%      2.28%    (0.13)%      2.15%

CLASS Z
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...            0.00   $   12.18           (1.44)%      1.73%    (0.16)%      1.57%
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ..            0.00   $   12.52           (1.33)%      1.72%    (0.15)%      1.57%

ADMINISTRATOR CLASS
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...            0.00   $   12.24           (1.07)%      1.38%    (0.18)%      1.20%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....            0.00   $   12.59           (0.94)%      1.37%    (0.17)%      1.20%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....            0.00   $   10.70           (1.20)%      1.54%    (0.34)%      1.20%
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...            0.00   $    9.44           (0.99)%      1.46%    (0.26)%      1.20%
JUNE 9, 2003(4) TO JUNE 30, 2003 .........            0.00   $    8.94           (1.06)%      1.28%    (0.08)%      1.20%

INSTITUTIONAL CLASS
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...            0.00   $   12.26           (0.77)%      1.11%    (0.21)%      0.90%
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ..            0.00   $   12.61           (0.65)%      1.15%    (0.23)%      0.92%

                                                          PORTFOLIO     NET ASSETS AT
                                                 TOTAL     TURNOVER     END OF PERIOD
                                             RETURN(2)      RATE(3)   (000'S OMITTED)
--------------------------------------------------------------------------------------
MID CAP GROWTH FUND
--------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...       (2.00)%         13%  $       107,706
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....       19.17%         143%  $       111,103
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....       14.73%         180%  $        93,024
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...        6.71%          55%  $        87,980
JULY 1, 2002 TO JUNE 30, 2003 ............       (1.04)%        142%  $        85,320
JULY 1, 2001 TO JUNE 30, 2002 ............      (26.49)%        143%  $        98,526
JULY 1, 2000 TO JUNE 30, 2001(9) .........      (11.76)%         68%  $       164,497

CLASS B
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...       (2.08)%         13%  $         8,355
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....       18.25%         143%  $         8,829
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....       13.83%         180%  $         6,877
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...        6.62%          55%  $         5,216
JUNE 9, 2003(4) TO JUNE 30, 2003 .........        0.21%         142%  $         4,599

CLASS C
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...       (2.08)%         13%  $         1,648
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....       18.25%         143%  $         1,657
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....       14.06%         180%  $         1,034
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...        6.41%          55%  $           607
JUNE 9, 2003(4) TO JUNE 30, 2003 .........        0.21%         142%  $           493

CLASS Z
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...       (2.00)%         13%  $        50,319
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ..        9.24%         143%  $        52,005

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...       (2.71)%         10%  $        98,728
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....       19.31%         149%  $       102,926
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....       13.03%         171%  $        43,192
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...        5.71%          47%  $        83,152
JULY 1, 2002 TO JUNE 30, 2003 ............        3.72%         169%  $        52,891
JULY 1, 2001 TO JUNE 30, 2002 ............      (26.68)%        152%  $        46,707
JULY 1, 2000 TO JUNE 30, 2001 ............      (21.71)%        117%  $        74,297

CLASS B
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...       (2.76)%         10%  $        20,966
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....       18.46%         149%  $        21,940
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....       12.22%         171%  $           702
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...        5.38%          47%  $           114
JUNE 9, 2003(4) TO JUNE 30, 2003 .........        0.56%         169%  $            30

CLASS C
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...       (2.84)%         10%  $         6,008
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....       18.42%         149%  $         6,271
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....       12.31%         171%  $           201
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...        5.49%          47%  $            82
JUNE 9, 2003(4) TO JUNE 30, 2003 .........        0.56%         169%  $            11

CLASS Z
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...       (2.72)%         10%  $        35,304
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ..       13.20%         149%  $        37,511

ADMINISTRATOR CLASS
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...       (2.78)%         10%  $        53,953
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....       19.54%         149%  $        55,961
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....       13.35%         171%  $        33,309
JULY 1, 2003 TO SEPTEMBER 30, 2003(10) ...        5.59%          47%  $           335
JUNE 9, 2003(4) TO JUNE 30, 2003 .........        0.67%         169%  $            14

INSTITUTIONAL CLASS
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ...       (2.78)%         10%  $        31,430
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ..       13.60%         149%  $        31,416

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             NET REALIZED
                                                BEGINNING          NET                AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                NET ASSET   INVESTMENT         UNREALIZED        FROM NET        FROM NET
                                                VALUE PER       INCOME     GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                    SHARE       (LOSS)        INVESTMENTS          INCOME           GAINS
--------------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ......   $   34.93        (0.01)             (0.95)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .......   $   33.46        (0.09)              6.05            0.00           (4.49)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......   $   27.57        (0.08)              6.93            0.00           (0.96)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .......   $   22.70        (0.13)              6.32            0.00           (1.32)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .......   $   26.49        (0.22)             (2.05)           0.00           (1.52)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .......   $   29.97        (0.10)             (0.91)           0.00           (2.47)

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------

CLASS A
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .....   $   29.19        (0.18)              2.67            0.00           (0.51)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........   $   27.40        (0.27)(8)           5.51            0.00           (3.45)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........   $   18.92        (0.12)(8)           9.26           (0.01)          (0.65)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........   $   20.17         0.03(8)           (1.28)           0.00            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ........   $   17.17        (0.14)(8)           3.18            0.00           (0.04)
NOVEMBER 30, 2000(4) TO DECEMBER 31, 2000 ...   $   15.36         0.00(6)            1.81            0.00            0.00

CLASS B
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .....   $   28.21        (0.40)              2.62            0.00           (0.51)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........   $   26.79        (0.47)(8)           5.34            0.00           (3.45)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........   $   18.66        (0.29)(8)           9.08           (0.01)          (0.65)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........   $   20.05        (0.14)(8)          (1.25)           0.00            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ........   $   17.16        (0.25)(8)           3.18            0.00           (0.04)
NOVEMBER 30, 2000(4) TO DECEMBER 31, 2000 ...   $   15.36        (0.01)              1.81            0.00            0.00

CLASS C
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .....   $   28.27        (0.44)              2.67            0.00           (0.51)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........   $   26.83        (0.47)(8)           5.36            0.00           (3.45)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........   $   18.68        (0.28)(8)           9.09           (0.01)          (0.65)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........   $   20.07        (0.13)(8)          (1.26)           0.00            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ........   $   17.17        (0.24)(8)           3.18            0.00           (0.04)
NOVEMBER 30, 2000(4) TO DECEMBER 31, 2000 ...   $   15.36        (0.01)              1.82            0.00            0.00

CLASS Z
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .....   $   29.40        (0.15)              2.71            0.00           (0.51)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........   $   27.53        (0.22)(8)           5.54            0.00           (3.45)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........   $   18.98        (0.09)(8)           9.30           (0.01)          (0.65)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........   $   20.22         0.04(8)           (1.28)           0.00            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ........   $   17.17        (0.08)(8)           3.17            0.00           (0.04)
JANUARY 1, 2000 TO DECEMBER 31, 2000 ........   $   13.59         0.00(6)            3.58            0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS         WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                 IN EXCESS OF   NET ASSET   ------------------------------------------------
                                                     REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                        GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
----------------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND
----------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ......            0.00   $   33.97            (0.35)%     1.33%     (0.13)%     1.20%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .......            0.00   $   34.93            (0.28)%     1.29%     (0.09)%     1.20%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......            0.00   $   33.46            (0.27)%     1.30%     (0.10)%     1.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .......            0.00   $   27.57            (0.57)%     1.31%     (0.11)%     1.20%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .......            0.00   $   22.70            (0.81)%     1.27%     (0.02)%     1.25%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .......            0.00   $   26.49            (0.37)%     1.33%     (0.08)%     1.25%

SMALL CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS A
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .....            0.00   $   31.17            (0.70)%     1.50%     (0.03)%     1.47%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........            0.00   $   29.19            (0.96)%     1.57%     (0.04)%     1.53%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........            0.00   $   27.40            (0.55)%     1.56%     (0.02)%     1.54%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........            0.00   $   18.92             0.14%      1.58%     (0.01)%     1.57%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ........            0.00   $   20.17            (0.73)%     1.60%     (0.01)%     1.59%
NOVEMBER 30, 2000(4) TO DECEMBER 31, 2000 ...            0.00   $   17.17            (0.81)%     1.64%      0.00%      1.64%

CLASS B
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .....            0.00   $   29.92            (1.46)%     2.26%     (0.02)%     2.24%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........            0.00   $   28.21            (1.71)%     2.33%     (0.05)%     2.28%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........            0.00   $   26.79            (1.37)%     2.36%     (0.01)%     2.35%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........            0.00   $   18.66            (0.69)%     2.41%     (0.01)%     2.40%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ........            0.00   $   20.05            (1.40)%     2.50%     (0.23)%     2.27%
NOVEMBER 30, 2000(4) TO DECEMBER 31, 2000 ...            0.00   $   17.16            (0.77)%     2.00%     (0.20)%     1.80%

CLASS C
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .....            0.00   $   29.99            (1.46)%     2.26%     (0.02)%     2.24%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........            0.00   $   28.27            (1.71)%     2.34%     (0.05)%     2.29%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........            0.00   $   26.83            (1.32)%     2.34%     (0.02)%     2.32%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........            0.00   $   18.68            (0.64)%     2.38%     (0.01)%     2.37%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ........            0.00   $   20.07            (1.38)%     2.39%     (0.15)%     2.24%
NOVEMBER 30, 2000(4) TO DECEMBER 31, 2000 ...            0.00   $   17.17            (0.74)%     2.00%     (0.18)%     1.82%

CLASS Z
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .....            0.00   $   31.45            (0.57)%     1.58%     (0.24)%     1.34%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........            0.00   $   29.40            (0.79)%     1.40%     (0.04)%     1.36%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........            0.00   $   27.53            (0.41)%     1.42%     (0.02)%     1.40%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........            0.00   $   18.98             0.21%      1.49%     (0.01)%     1.48%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ........            0.00   $   20.22            (0.48)%     1.41%      0.00%      1.41%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ........            0.00   $   17.17             0.01%      1.35%      0.00%      1.35%

                                                            PORTFOLIO     NET ASSETS AT
                                                    TOTAL    TURNOVER     END OF PERIOD
                                                RETURN(2)     RATE(3)   (000'S OMITTED)

---------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND
---------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
OCTOBER 1, 2005 TO OCTOBER 31, 2005(7) ......       (2.78)%         7%      $   704,714
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .......       18.76%        107%      $   725,651
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......       25.25%        113%      $   534,600
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .......       28.47%        152%      $   381,786
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .......       (9.81)%        97%      $   294,880
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .......       (3.46)%       117%      $   283,154

SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------

CLASS A
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .....        8.66%         33%      $   606,811
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........       19.89%         34%      $   598,226
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........       48.49%         30%      $   673,580
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........       (6.20)%        28%      $   334,669
JANUARY 1, 2001 TO DECEMBER 31, 2001 ........       17.70%         42%      $   169,000
NOVEMBER 30, 2000(4) TO DECEMBER 31, 2000 ...       11.78%         60%      $     1,178

CLASS B
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .....        7.99%         33%      $   133,825
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........       18.95%         34%      $   136,825
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........       47.28%         30%      $   126,152
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........       (6.93)%        28%      $    75,782
JANUARY 1, 2001 TO DECEMBER 31, 2001 ........       17.07%         42%      $    40,446
NOVEMBER 30, 2000(4) TO DECEMBER 31, 2000 ...       11.72%         60%      $       182

CLASS C
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .....        8.01%         33%      $   146,162
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........       19.00%         34%      $   157,329
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........       47.34%         30%      $   158,942
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........       (6.93)%        28%      $    98,122
JANUARY 1, 2001 TO DECEMBER 31, 2001 ........       17.12%         42%      $    38,248
NOVEMBER 30, 2000(4) TO DECEMBER 31, 2000 ...       11.78%         60%      $       138

CLASS Z
JANUARY 1, 2005 TO OCTOBER 31, 2005(11) .....        8.83%         33%      $ 1,926,165
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........       20.09%         34%      $ 1,359,158
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........       48.70%         30%      $ 1,167,094
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........       (6.13)%        28%      $   658,718
JANUARY 1, 2001 TO DECEMBER 31, 2001 ........       17.99%         42%      $   541,384
JANUARY 1, 2000 TO DECEMBER 31, 2000 ........       26.34%         60%      $   248,985

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(4)   Commencement of operations.

(5) Per share data reflects a 1.233 for 1.00 share split which occured on March 8, 2001.

(6)   Amount calculated is less than $0.005.

(7)   The Fund changed its year end from September 30 to October 31.

(8)   Calculated based upon average shares outstanding.

(9)   Per share numbers have been adjusted to reflect a 2.0103 to 1 stock split.

(10)  The Fund changed its year end from June 30 to September 30.

(11)  The Fund changed its year end from December 31 to October 31.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at October 31, 2005, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the C&B Mid Cap Value Fund, Common Stock Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Opportunities Fund, and Small Cap Value Fund. Each Fund is a diversified series of the Trust.

      On February 3, 2004, the Board of Trustees of the Trust and on February 18, 2004, the Board of Trustees of the Cooke & Bieler Funds approved an Agreement and Plan of Reorganization of the Cooke & Bieler Portfolios (C&B Portfolios) into certain of the Funds. Effective at the close of business on July 23, 2004, the Wells Fargo C&B Mid Cap Value Fund acquired all of the net assets of the C&B Mid Cap Value Portfolio.

      Effective April 11, 2005, the Wells Fargo C&B Mid Cap Value Fund changed its name to WELLS FARGO ADVANTAGE C&B MID CAP VALUE Fund. Also at this time, the Institutional Class changed its name to Administrator Class and the Select Class changed its name to Institutional Class.

      In September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                    BEFORE REORGANIZATION              AFTER REORGANIZATION
                                            ---------------------------------------   ---------------------
                                               Target Fund       Acquiring Fund*
                                            Strong Multi Cap      Strong Advisor      WELLS FARGO ADVANTAGE
Fund                                           Value Fund      Small Cap Value Fund    SMALL CAP VALUE FUND
SHARES:

CLASS A                                                  N/A             20,608,712              20,608,712

CLASS B                                                  N/A              4,814,191               4,814,191

CLASS C                                                  N/A              5,379,694               5,379,694

CLASS Z(1)                                               N/A             50,490,877              57,882,562

INVESTOR CLASS                                     3,363,000                    N/A                     N/A

NET ASSETS:

CLASS A                                                  N/A   $        593,375,054   $         593,375,054

CLASS B                                                  N/A            133,618,121             133,618,121

CLASS C                                                  N/A            149,639,652             149,639,652

CLASS Z(1)                                               N/A          1,465,672,826           1,680,242,135

INVESTOR CLASS                              $    214,569,309                    N/A                     N/A

UNREALIZED APPRECIATION (DEPRECIATION)            30,953,675            734,339,679             765,293,354

ACCUMULATED NET REALIZED GAIN (LOSS)            (103,484,799)           (21,857,714)           (125,342,513)


*     Designates the accounting survivor.

(1) Effective at the close of business on April 8, 2005, the Investor Class of Strong Multi Cap Value Fund merged into Class Z of the WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND.

                                                    BEFORE REORGANIZATION               AFTER REORGANIZATION
                                         --------------------------------------------   ---------------------
                                             Target Fund          Acquiring Fund*
                                            Strong Advisor     Wells Fargo Montgomery   WELLS FARGO ADVANTAGE
Fund                                     Mid Cap Growth Fund    Mid Cap Growth Fund      MID CAP GROWTH FUND
SHARES:

CLASS A                                              725,659               16,436,829              18,148,827

CLASS B                                              215,544                1,238,551               1,749,282

CLASS C                                               41,024                  195,660                 292,870

CLASS Z                                            3,780,760                      N/A               8,884,546

NET ASSETS:

CLASS A                                  $        10,187,292   $           97,807,793   $         107,995,085

CLASS B                                            2,935,837                7,119,503              10,055,340

CLASS C                                              558,878                1,124,891               1,683,769

CLASS Z                                           52,867,733                      N/A              52,867,733

UNREALIZED APPRECIATION (DEPRECIATION)             5,514,625                8,140,370              13,654,995

ACCUMULATED NET REALIZED GAIN (LOSS)             (94,868,178)              11,927,949             (82,940,229)

* Designates the accounting survivor.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               BEFORE REORGANIZATION                      AFTER REORGANIZATION
                                                   ----------------------------------------------   -------------------------------
                                                     Target Fund       Target Fund    Target Fund   Acquiring Fund*    WELLS FARGO
                                                    Strong Advisor     Strong U.S.    Wells Fargo     Wells Fargo       ADVANTAGE
                                                    U.S. Small/Mid       Emerging      Small Cap       Montgomery       SMALL CAP
Fund                                               Cap Growth Fund     Growth Fund    Growth Fund    Small Cap Fund    GROWTH FUND
SHARES:

CLASS A                                                    215,106             N/A      3,710,344         3,745,033       9,149,010

CLASS B                                                    126,310             N/A      1,341,658            73,633       1,981,250

CLASS C                                                     82,376             N/A        365,224            17,611         574,959

CLASS Z(1)                                                     N/A             N/A            N/A               N/A       4,487,995

ADMINISTRATOR CLASS(2)                                         N/A             N/A            N/A               N/A       7,982,229

INSTITUTIONAL CLASS                                            N/A             N/A      2,176,739         4,840,133             N/A

INVESTOR CLASS                                                 N/A       3,440,348            N/A               N/A             N/A

NET ASSETS:

CLASS A                                            $     1,912,279             N/A  $  57,867,223   $    41,428,048   $ 101,207,550

CLASS B                                                  1,122,425             N/A     19,683,174           803,089      21,608,688

CLASS C                                                    732,892             N/A      5,352,383           192,286       6,277,561

CLASS Z(1)                                                     N/A             N/A            N/A               N/A      49,646,787

ADMINISTRATOR CLASS(2)                                         N/A             N/A            N/A               N/A      88,601,554

INSTITUTIONAL CLASS                                            N/A             N/A     34,876,794        53,724,760               0

INVESTOR CLASS                                                 N/A   $  49,646,787            N/A               N/A               0

UNREALIZED APPRECIATION (DEPRECIATION)                    (173,437)     (1,522,063)     5,798,208         3,385,469       7,488,177

ACCUMULATED NET REALIZED GAIN (LOSS)                       508,471     (27,615,973)  (288,219,549)        4,550,952    (310,776,099)

*     Designates the accounting survivor.

(1) Effective at the close of business on April 8, 2005, Investor Class of Strong U.S. Emerging Growth Fund merged into Class Z of WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND.

(2) Effective at the close of business on April 8, 2005, Institutional Class of Wells Fargo Small Cap Growth Fund merged into Institutional class of Wells Fargo Montgomery Small Cap Fund and then the Fund and its class were renamed the Administrator Class of WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND.

NOTES TO FINANCIAL STATEMENTS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds"), by share class, acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code.

Acquiring Fund                                                   Target Fund
WELLS FARGO ADVANTAGE COMMON STOCK FUND - CLASS A                STRONG ADVISOR COMMON STOCK FUND - CLASS A
WELLS FARGO ADVANTAGE COMMON STOCK FUND - CLASS B                STRONG ADVISOR COMMON STOCK FUND - CLASS B
WELLS FARGO ADVANTAGE COMMON STOCK FUND - CLASS C                STRONG ADVISOR COMMON STOCK FUND - CLASS C
WELLS FARGO ADVANTAGE COMMON STOCK FUND - CLASS Z                STRONG ADVISOR COMMON STOCK FUND - CLASS Z

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AFFILIATE SECURITIES

      An affiliate company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates of a Fund at period-end are noted in the Fund's Schedule of Investments. The following positions were held by Small Cap Value Fund at October 31, 2005:

                                                                                  Market       Unrealized    Dividend   % of Shares
Security Name                                       Quantity        Cost           Value       Gain/Loss      Income    Outstanding
Allied Healthcare Products Incorporated               760,029   $  3,211,323   $  3,838,147   $   626,824           0       9.71%
Apex Silver Mines Limited                           3,047,780     38,251,462     46,691,990     8,440,528           0       6.29%
Calgon Carbon Corporation                           2,327,730     15,997,003     12,686,129    (3,310,874)  $ 134,978       5.80%
Constar International Incorporated                    945,100      8,111,730      1,890,200    (6,221,530)          0       7.52%
Covenant Transport Incorporated Class A               909,200     15,294,108      9,682,980    (5,611,128)          0       6.39%
Cray Incorporated                                   4,402,835     15,784,618      5,195,345   (10,589,273)          0       5.01%
Discovery Partners International                    1,979,905      9,330,025      5,702,126    (3,627,899)          0       7.56%
Evans & Sutherland Computer Corporation             1,026,263      6,196,519      5,931,800      (264,719)          0       9.76%
Geo Group Incorporated                              1,068,510     16,929,918     23,336,258     6,406,340           0      11.19%
Global Industries Limited                           9,597,490     75,623,400    121,984,098    46,360,698           0       8.44%
GrafTech International Limited                      5,103,330     40,622,571     25,006,317   (15,616,254)          0       5.23%
Intertape Polymer Group Incorporated                3,496,670     28,408,420     27,658,660      (749,760)          0       8.47%
Kforce Incorporated                                 2,264,753     12,234,347     24,459,332    12,224,985           0       5.78%
Layne Christensen Company                           1,374,000     13,006,238     28,922,700    15,916,462           0      10.89%
Lightbridge Incorporated                            2,781,400     22,067,331     22,529,340       462,009           0      10.45%
Matrix Service Company                              1,606,139     10,797,876     15,788,346     4,990,470           0       9.71%
McMoRan Exploration Company                         1,827,470     22,255,088     31,012,166     8,757,078           0       7.47%
OSI Systems Incorporated                              920,650     15,353,123     15,282,790       (70,333)          0       5.63%
Petroleum Helicopters Incorporated (non-voting)       664,373     15,386,957     20,170,364     4,783,407           0      26.25%
Randgold Resources Limited ADR                      3,012,500     38,128,120     41,030,250     2,902,130           0       5.09%
Tier Technologies Incorporated Class B              1,022,300      7,536,216      8,198,846       662,630           0       5.02%
Webco Industries Incorporated                          96,570      5,550,620      6,277,018       726,398           0      13.58%
Willbros Group Incorporated                         1,250,900     15,488,934     19,526,549     4,037,615           0       5.90%

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At October 31, 2005, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

                                 Undistributed    Undistributed
                                 Net Investment   Net Realized       Paid-in
Fund                                 Income         Gain/Loss        Capital

C&B MID CAP VALUE FUND           $    1,692,166   $  (1,692,165)  $         (1)

COMMON STOCK FUND                     4,291,030      (4,291,030)             0

MID CAP GROWTH FUND                     140,245       8,152,343     (8,292,588)

SMALL CAP GROWTH FUND                   246,170       6,572,029     (6,818,199)

SMALL CAP OPPORTUNITIES FUND            194,391        (194,391)             0

SMALL CAP VALUE FUND                  4,390,829      50,958,970    (55,349,799)

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at October 31, 2005.

      At October 31, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                  Capital Loss
Fund                                       Year Expires          Carryforwards

MID CAP GROWTH FUND                            2007              $   8,385,267

                                               2008                  3,028,013

                                               2009                  1,017,379

                                               2013                    225,470

SMALL CAP GROWTH FUND                          2007                  3,007,875

                                               2008                 18,547,724

                                               2009                  4,946,742

                                               2013                    350,432

SMALL CAP VALUE FUND                           2009                 14,016,830

                                               2010                 31,042,725

                                               2011                  1,040,222

      The capital loss carryforwards may include capital losses acquired from a merger as discussed in Note 1. The yearly utilization of any acquired capital loss is limited by the Code.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrual interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. Prior to October 1, 2005, Wells Fargo Bank N.A. received 35% of the revenue earned on the securities lending activities and incurred all expenses.

      Prior to April 11, 2005, the predecessor Strong Funds had a securities lending agreement with State Street Bank and Trust Co. ("State Street"). The agreement required that loans be collateralized at all times by cash and cash equivalents equal to at least 102% of the market value of the aggregate loaned securities, plus accrued interest, and the collateral be marked-to-market daily. Amounts earned as interest on investments of cash collateral, net of rebates and other securities lending expenses, are included in Securities Lending Income on the Statement of Operations. The value of the securities on loan and the value of the related collateral at October 31, 2005 are shown on the Statement of Assets and Liabilities.

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

      As of October 31, 2005, the following Funds had open swap contracts:

                    Swap           Notional          Interest Rate/        Interest Rate/    Maturity   Net Unrealized
Fund            Counter Party      Principal         Index Received          Index Paid        Date       Gain/(Loss)
COMMON STOCK   Lehman Brothers   $ 11,824,026       Notional Amount         Market Value    19-Jan-06      $ 11,434
                   Finance                        x (3 Month USD Libor      Appreciation
                                                less 35 bps) plus Market   on Customized
                                                  Value Depreciation on     Stock Index*
                                                Customized Stock Index*

* Customized Stock Index consists of the following basket of common stocks valued as of October 31, 2005: Apache Corporation, Anadarko Petroleum Corporation, Burlington Resources Incorporated, EOG Resources Incorporated, El Paso Corporation, Noble Energy Incorporated, Newfield Exploration Company, Pioneer Natural Resources Company, Pogo Producing Company, and XTO Energy Incorporated.

WRITTEN OPTIONS

      An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

NOTES TO FINANCIAL STATEMENTS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

      Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

      Written options transactions during the period ended October 31, 2005, were as follows:

                                                Common Stock Fund         Small Cap Value Fund
                                                            Premiums                     Premiums
Call Options Written                         Contracts      Received   Contracts         Received
OPTIONS AT BEGINNING OF PERIOD                   1,200    $  252,144      37,005    $  10,516,468

OPTIONS WRITTEN                                    200        79,397     295,437       86,043,888

OPTIONS TERMINATED IN CLOSING TRANSACTIONS        (650)     (178,795)   (193,874)     (53,864,117)

OPTIONS EXPIRED                                      0             0     (19,275)      (3,526,410)

OPTIONS SPLIT                                        0             0       2,746                0

OPTIONS EXERCISED                                 (750)     (152,746)       (568)      (1,818,544)

OPTIONS AT END OF PERIOD                             0    $        0     121,471    $  37,351,285

                                                                    Small Cap Value Fund
                                                                                         Premiums
Put Options Written                                       Contracts                      Received
OPTIONS AT BEGINNING OF PERIOD                                    0                 $           0

OPTIONS WRITTEN                                                 500                       138,495

OPTIONS TERMINATED IN CLOSING TRANSACTIONS                        0                             0

OPTIONS EXPIRED                                                   0                             0

OPTIONS SPLIT                                                     0                             0

OPTIONS EXERCISED                                                 0                             0

OPTIONS AT END OF PERIOD                                        500                 $     138,495

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                    Sub-Advisory
                                                                                                                    Fees** (% of
                                                  Advisory Fees*                                                      Average
                            Average Daily        (% of Average                                   Average Daily       Daily Net
Fund                         Net Assets        Daily Net Assets)         Sub-Adviser              Net Assets          Assets)
C&B MID CAP VALUE FUND     $0 - $499 million         0.750           Cooke & Bieler, L.P.       $0 - $250 million       0.55
                         $500 - $999 million         0.700                                    $250 - $500 million       0.50
                          $1 - $2.99 billion         0.650                                    $500 - $750 million       0.45
                          $3 - $4.99 billion         0.625                                         > $750 million       0.40
                             > $4.99 billion         0.600

COMMON STOCK FUND          $0 - $499 million         0.750         Wells Capital Management     $0 - $200 million       0.35
                         $500 - $999 million         0.700               Incorporated              > $200 million       0.30
                          $1 - $2.99 billion         0.650
                          $3 - $4.99 billion         0.625
                             > $4.99 billion         0.600

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                                                    Sub-Advisory
                                                                                                                    Fees** (% of
                                                  Advisory Fees*                                                      Average
                            Average Daily        (% of Average                                    Average Daily      Daily Net
Fund                          Net Assets       Daily Net Assets)          Sub-Adviser              Net Assets         Assets)
MID CAP GROWTH FUND        $0 - $499 million         0.750         Wells Capital Management     $0 - $200 million       0.25
                         $500 - $999 million         0.700               Incorporated              > $200 million       0.20
                          $1 - $2.99 billion         0.650
                          $3 - $4.99 billion         0.625
                             > $4.99 billion         0.600

SMALL CAP GROWTH FUND      $0 - $499 million         0.900         Wells Capital Management     $0 - $200 million       0.25
                         $500 - $999 million         0.850               Incorporated              > $200 million       0.20
                          $1 - $2.99 billion         0.800
                          $3 - $4.99 billion         0.775
                             > $4.99 billion         0.750

SMALL CAP                  $0 - $499 million         0.900            Schroder Investment       $0 - $275 million       0.50
OPPORTUNITIES FUND       $500 - $999 million         0.850         Management North America        > $275 million       0.45
                          $1 - $2.99 billion         0.800               Incorporated
                          $3 - $4.99 billion         0.775
                             > $4.99 billion         0.750

SMALL CAP VALUE FUND       $0 - $499 million         0.900         Wells Capital Management     $0 - $200 million       0.35
                         $500 - $999 million         0.850               Incorporated              > $200 million       0.30
                          $1 - $2.99 billion         0.800
                          $3 - $4.99 billion         0.775
                             > $4.99 billion         0.750

      * Effective April 11, 2005. From January 1, 2005 through April 10, 2005, Funds Management served as interim investment adviser to each of the predecessor Strong Funds. Prior to January 1, 2005, Strong Capital Management, Inc. served as investment adviser to each of the predecessor Strong Funds. Funds Management and Strong Capital Management were both entitled to receive an annual fee at the following rates:

                                                                         Average Daily                    Advisory Fees (% of
Fund                                                                       Net Assets                  Average Daily Net Assets)
COMMON STOCK FUND                                                           $0 - $4 billion                     0.750
                                                                    $4 billion - $6 billion                     0.725
                                                                               > $6 billion                     0.700

SMALL CAP VALUE FUND                                                        $0 - $4 billion                     0.750
                                                                    $4 billion - $6 billion                     0.725
                                                                               > $6 billion                     0.700

      ** At the April 2005 meeting, the Board of the Trust reapproved the sub-advisory agreements among Funds Trust, Funds Management and the respective sub-advisers, including the compensation payable to each sub-adviser for providing investment advisory services to certain of the Wells Fargo Funds. Effective January 1, 2006, the investment sub-adviser(s) will be entitled to be paid a monthly fee at the following rates:

NOTES TO FINANCIAL STATEMENTS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                                  Sub-Advisory Fees
                                                                                                                 (% of Average Daily
Fund                                      Sub-Adviser                     Average Daily Net Assets                   Net Assets)
COMMON STOCK FUND                   Wells Capital Management                   $0 - $100 million                       0.45
                                          Incorporated                       $100 - $200 million                       0.40
                                                                                  > $200 million                       0.30

MID CAP GROWTH FUND                 Wells Capital Management                   $0 - $100 million                       0.45
                                          Incorporated                       $100 - $200 million                       0.40
                                                                                  > $200 million                       0.30

SMALL CAP GROWTH FUND               Wells Capital Management                   $0 - $100 million                       0.55
                                          Incorporated                       $100 - $200 million                       0.50
                                                                                  > $200 million                       0.40

SMALL CAP VALUE FUND                Wells Capital Management                   $0 - $100 million                       0.55
                                          Incorporated                       $100 - $200 million                       0.50
                                                                                  > $200 million                       0.40

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                                                                     Admin Fees***
                                                                                                                     (% of Average
                                                                          Average Daily Net Assets                 Daily Net Assets)
FUND LEVEL                                                                   $0 - $4.99 billion                          0.05
                                                                             $5 - $9.99 billion                          0.04
                                                                                > $9.99 billion                          0.03

CLASS A, CLASS B, CLASS C, AND CLASS D                                                                                   0.28

CLASS Z                                                                                                                  0.45

ADMINISTRATOR CLASS****                                                                                                  0.10

INSTITUTIONAL CLASS*****                                                                                                 0.08

*** Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to each of the predecessor Strong Funds and was entitled to received an annual fee at the following rates:

                                                                                % of Average
Share Class                                                                   Daily Net Assets
Class A, Class B, Class C, and Class Z                                              0.30

      **** Prior to April 11, 2005, the class level fee was 0.20%.

      ***** Prior to April 11, 2005, the class level fee was 0.10%.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS served as the transfer agent to the predecessor Strong Funds effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds. Effective April 11, 2005, transfer agent fees are paid by the Funds Management and not by the Funds.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                                                                      % of Average
Fund                                                                                                                Daily Net Assets
ALL SMALL AND MID CAP STOCK FUNDS                                                                                         0.02

      Prior to March 4, 2005, State Street served as custodian for the Common Stock Fund. Prior to April 11, 2005, State Street served as custodian for the Small Cap Value Fund. From April 11, 2005 to April 22, 2005, State Street served as interim custodian for the Small Cap Value Fund. State Street was entitled to receive certain fees, primary based in transactions of the fund.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                                                                     % of Average
Share Class                                                                                                        Daily Net Assets*
CLASS A, CLASS B, CLASS C, CLASS D, CLASS Z AND ADMINISTRATOR CLASS                                                      0.25

      * Effective April 11, 2005. Prior to April 11, 2005, shareholder servicing fees for the predecessor Strong Funds, if any, were encompassed by the Strong Funds' 12b-1 distribution and service plan.

      For the period ended October 31, 2005, shareholder servicing fees paid were as follows:

                                                                                                                       Administrator
Fund                                Class A         Class B         Class C          Class D           Class Z             Class
C&B MID CAP VALUE FUND             $  45,002       $  19,687       $  10,910       $ 1,273,860               N/A         $ 163,495

COMMON STOCK FUND                     91,578          50,208          29,955               N/A       $ 1,476,423               N/A

MID CAP GROWTH FUND                   21,233           1,653             320               N/A             9,902               N/A

SMALL CAP GROWTH FUND                 19,483           4,151           1,186               N/A             7,059            10,596

SMALL CAP OPPORTUNITIES FUND             N/A             N/A             N/A               N/A               N/A           138,889

SMALL CAP VALUE FUND                 822,486         184,959         203,338               N/A         2,549,068               N/A

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      Prior to April 11, 2005, Stephens, Inc. served as distributor to the applicable Funds and received distribution fees at an annual rate of 0.75% of average daily net assets of the Funds' Class B and Class C shares.

      Prior to April 11, 2005, the predecessor Strong Funds adopted a 12b-1 distribution and service plan under the 1940 Act on behalf of the Fund's Class A, Class B, and Class C shares. Under the plan, Strong Investments, Inc. was paid an annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares of the Funds.

      For the period ended October 31, 2005, distribution fees incurred are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to March 4, 2005, State Street served as fund accountant to the Common Stock Fund. Prior to April 11, 2005, State Street served as fund accountant for the Small Cap Value Fund. Fund accounting fees were paid by the Funds' administrator and not by the Funds. From April 11, 2005 to April 22, 2005, State Street served as interim fund accountant for the Small Cap Value Fund and was entitled to receive an annual asset based fee, a fixed fund accounting base fee, multiple class fee and certain out-of-pocket expenses.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended October 31, 2005, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                                                                   Administrator       Institutional
Fund                                 Class A      Class B      Class C     Class D      Class Z         Class              Class
C&B MID CAP VALUE FUND                1.40%         2.15%        2.15%       1.25%         N/A           1.15%             0.90%

COMMON STOCK FUND                     1.31%         2.06%        2.06%        N/A         1.29%           N/A               N/A

MID CAP GROWTH FUND                   1.40%         2.15%        2.15%        N/A         1.57%           N/A               N/A

SMALL CAP GROWTH FUND                 1.40%         2.15%        2.15%        N/A         1.57%          1.20%             0.90%

SMALL CAP OPPORTUNITIES FUND           N/A           N/A          N/A         N/A          N/A           1.20%              N/A

SMALL CAP VALUE FUND                  1.44%         2.19%        2.19%        N/A         1.36%           N/A               N/A

NOTES TO FINANCIAL STATEMENTS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

      Prior to April 11, 2005, the Strong Funds' interim adviser and/or administrator could voluntarily waive or absorb certain expenses at their discretion. Pursuant to the direction of the Strong Funds Board of Directors and certain regulatory settlements, the predecessor adviser, Strong Capital Management, Inc. ("SCM"), had contractually agreed to waive fees and/or absorb expenses in the amount of 0.033% for the Common Stock Fund and the Small Cap Value Fund from May 21, 2004 to May 21, 2005. SCM and/or SISI had contractually agreed to waive its fees and/or absorb expenses for Class B shares of the Common Stock Fund until May 1, 2005, to keep total annual operating expenses at no more than 2.50%. However, effective April 11, 2005, the funds are subject to a different expense structure. SISI also allocated to each fund certain charges or credits resulting from transfer agency banking activities based on each Class's level of subscription and redemption activity. Transfer Agency Banking Credits allocated by SISI, if any, served to reduce the transfer agency expenses incurred by the Funds. From January 1, 2005 through April 10, 2005, the expense offsets that are included in the waived fees and reimbursed expenses amount on the Statement of Operations are as follows:

                                                              Waived Fees and
                                                            Reimbursed Expenses

 COMMON STOCK FUND

     FUND LEVEL                                                  $ 133,744

SMALL CAP VALUE FUND

     FUND LEVEL                                                    244,712

      CLASS Z                                                      426,644

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended October 31, 2005, were as follows:

Fund                                                                     Purchases at Cost   Sales Proceeds
C&B MID CAP VALUE FUND                                                     $  224,029,037    $  201,485,068

COMMON STOCK FUND                                                             377,117,173       595,808,332

MID CAP GROWTH FUND                                                            21,731,871        24,069,333

SMALL CAP GROWTH FUND                                                          25,370,616        27,844,015

SMALL CAP OPPORTUNITIES FUND                                                   48,625,420        50,260,315

SMALL CAP VALUE FUND                                                          775,279,193       861,478,898

 5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. Prior to April 11, 2005, the predecessor Strong Funds had established a line of credit agreement ("LOC") with certain financial institutions to be used for temporary or emergency purposes. Combined borrowings among all participating Strong Funds were subject to a $200 million cap on the total LOC. For an individual fund, borrowings under the LOC were limited to either the lesser of 15% of the market value of the fund's total assets or any explicit borrowing limits in the fund's registration statement. The principal amount of each borrowing under the LOC was due not more than 45 days after the date of the borrowing. Borrowings under the LOC on the unused portion of the LOC and was allocated to all participating Strong Funds based on their net asset values. For the period ended October 31, 2005, there were no borrowings by the Small and Mid Cap Stock Funds under either agreement.

6. DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the periods ended October 31, 2005, September 30, 2005, December 31, 2004, and October 31, 2004 are as follows:

                                                                    Long-Term              Dividends Paid
                                     Ordinary Income              Capital Gain             on Redemptions                Total
Fund                                 October 31, 2005           October 31, 2005          October 31, 2005          October 31, 2005
C&B MID CAP VALUE FUND                $    2,315,919             $   17,226,769                 $  0                  $  19,542,688

COMMON STOCK FUND                                  0                 20,778,761                    0                     20,778,761

SMALL CAP VALUE FUND                      13,371,644                 27,382,226                    0                     40,753,870

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   Long-Term              Dividends Paid
                                        Ordinary Income           Capital Gain            on Redemptions                Total
Fund                                  September 30, 2005       September 30, 2005       September 30, 2005       September 30, 2005
MID CAP GROWTH FUND                     $      632,992           $    6,727,662             $         0             $   7,360,654

SMALL CAP GROWTH FUND                                0                1,502,807                       0                 1,502,807

SMALL CAP OPPORTUNITIES FUND                48,230,020               28,927,572               9,101,359                86,258,951

                                                                   Long-Term              Dividends Paid
                                       Ordinary Income            Capital Gain            on Redemptions                Total
Fund                                   December 31, 2004        December 31, 2004        December 31, 2004        December 31, 2004
COMMON STOCK FUND                       $            0           $   91,698,461             $         0             $   91,698,461

SMALL CAP VALUE FUND                        23,373,468              218,221,859                       0                241,595,327

                                                                   Long-Term              Dividends Paid
                                        Ordinary Income           Capital Gain            on Redemptions                Total
Fund                                   October 31, 2004         October 31, 2004         October 31, 2004         October 31, 2004
C&B MID CAP VALUE FUND                  $    2,329,633           $      947,943             $         0               $3,277,576

      As of October 31, 2005, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales and REIT adjustments.

                                                                                     Unrealized
                                              Undistributed      Undistributed      Appreciation     Capital Loss
Fund                                         Ordinary Income     Long-Term Gain    (Depreciation)    Carryforward          Total
C&B MID CAP VALUE FUND                        $   6,463,394      $   49,701,376    $   49,656,277    $           0    $ 105,821,047

COMMON STOCK FUND                                10,808,693         141,882,694       246,765,573                0      399,456,960

MID CAP GROWTH FUND                               6,595,526           7,713,846        14,813,034      (12,656,129)      16,466,277

SMALL CAP GROWTH FUND                             6,638,908          11,857,018        12,141,753      (26,852,773)       3,784,906

SMALL CAP OPPORTUNITIES FUND                     17,637,898          37,525,335        68,882,585                0      124,045,818

SMALL CAP VALUE FUND                                      0         285,426,966       658,286,540      (46,099,776)     897,613,730

7. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling $35 million by May 2009. The Funds management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the C&B Mid Cap Value Fund and Small Cap Opportunities Fund, two of the funds constituting the Wells Fargo Funds Trust, as of October 31, 2005, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. We have also audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the Common Stock Fund, Small Cap Value Fund, Mid Cap Growth Fund and Small Cap Growth Fund (collectively the "Funds"), four of the funds constituting the Wells Fargo Funds Trust, as of October 31, 2005, and the related statements of operations, statements of changes in net assets and the financial highlights of the Common Stock Fund and Small Cap Value Fund for the period ended October 31, 2005 and the year ended December 31, 2004, and the related statements of operations of the Mid Cap Growth Fund and Small Cap Growth Fund for the period ended October 31, 2005 and the year ended September 30, 2005, the statements of changes in net assets for the period ended October 31, 2005 and for each of the years in the two year period ended September 30, 2005, and the financial highlights for the period ended October 31, 2005, and for each of the years or periods ended on or after June 30, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights of the Common Stock Fund and the Small Cap Value Fund for each of the years or periods ended December 31, 2003, and prior, were audited by other auditors whose report dated February 3, 2004 expressed an unqualified opinion on those financial statements and financial highlights. The financial highlights of the Mid Cap Growth Fund and Small Cap Growth Fund for the year ended June 30, 2002 and prior, were audited by other auditors whose report dated August 16, 2002 expressed an unqualified opinion on those financial highlights. The financial highlights of the C&B Mid Cap Value Fund for the year ended October 31, 2001 were audited by other auditors who have ceased operations and whose report dated December 14, 2001 expressed an unqualified opinion on those financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of the Wells Fargo Funds Trust as of October 31, 2005, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.


                                               /s/ KPMG LLP

Philadelphia, Pennsylvania
December 21, 2005

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Fund(s) listed below designates a percentage of its ordinary income dividends distributed during the year as qualifying for the corporate dividends-received deduction.

                                                             Ordinary Income
         Fund                                            Dividend Distribution %

         C&B MID CAP VALUE FUND                                 100.00

         Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as long-term capital gain dividends for the year:

                                                            Capital Gain
         Fund                                            Dividend Declared

         C&B MID CAP VALUE FUND                              $ 17,226,769

         COMMON STOCK FUND                                     20,778,761

         SMALL CAP VALUE FUND                                  27,382,226

      The following funds designate the income dividend distribution between November 1, 2004 and October 31, 2005, as qualified dividend income (QDI) as defined in section 1(h)(11) of the Internal Revenue Code, as follows:

                                                              % Qualifying
      Fund                                                    Divd for QDI

      C&B MID CAP VALUE FUND                                     100.00

OTHER INFORMATION (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**         PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987         Associate Professor of Finance,           None
63                                                    Wake Forest University,
                                                      Calloway School of Business
                                                      and Accountancy.
-------------------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998         Chairman, CEO, and Co-                    None
63                        (Chairman, since 2005)      Founder of Crystal Geyser
                                                      Water Company and President
                                                      of Crystal Geyser Roxane Water
                                                      Company.
-------------------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987         Retired. Prior thereto, President         None
72                                                    of Richard M. Leach Associates
                                                      (a financial consulting firm).
-------------------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996         Senior Counselor to the public            None
53                                                    relations firm of Himle-Horner
                                                      and Senior Fellow at  the
                                                      Humphrey Institute,
                                                      Minneapolis, Minnesota (a
                                                      public policy organization).
-------------------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996         Principal in the law firm of              None
65                                                    Willeke & Daniels.
-------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**         PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987         Private Investor/Real Estate              None
61                                                    Developer; Chairman of White
                                                      Point Capital, LLC.
-------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE           PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003       Executive Vice President of               None
46                                                    Wells Fargo Bank, N.A. and
                                                      President of Wells Fargo Funds
                                                      Management, LLC. Senior
                                                      Vice President and Chief
                                                      Administrative Officer of Wells
                                                      Fargo Funds Management, LLC
                                                      from 2001 to 2003. Vice
                                                      President of Wells Fargo Bank,
                                                      N.A. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer, since 2003       Senior Vice President of Wells            None
36                                                    Fargo Bank, N.A. and Senior
                                                      Vice President of Operations
                                                      for Wells Fargo Funds
                                                      Management, LLC. Prior
                                                      thereto, Operations Manager at
                                                      Scudder Weisel Capital, LLC
                                                      from 2000 to 2001. Director of
                                                      Shareholder Services at BISYS
                                                      Fund Services from 1999 to
                                                      2000.
-------------------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000       Vice President and Managing               None
45                                                    Senior Counsel of Wells Fargo
                                                      Bank, N.A. and Senior Vice
                                                      President and Secretary of Wells
                                                      Fargo Funds Management, LLC.
                                                      Vice President and Senior
                                                      Counsel of Wells Fargo Bank,
                                                      N.A. from 1996 to 2003.
-------------------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of October 31, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC. Robert C. Brown was an interested Trustee prior to his retirement on April 5, 2005.

LIST OF ABBREVIATIONS        WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depository Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds'Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds' Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2005 Wells Fargo Advantage Funds, LLC.  All rights reserved.

                        www.wellsfargo.com/advantagefunds       RT54060 12-05
                                                              ASMCLD/AR122 10-05

                                                                [LOGO]
                                                                WELLS  ADVANTAGE
                                                                FARGO  FUNDS

                                                                OCTOBER 31, 2005
[GRAPHIC OMITTED]
                                                                   Annual Report

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

Wells Fargo Advantage Discovery Fund(SM)

Wells Fargo Advantage Enterprise Fund(SM)

Wells Fargo Advantage Mid Cap Disciplined Fund

Wells Fargo Advantage Opportunity Fund(SM)

Wells Fargo Advantage Small Cap Disciplined Fund

Wells Fargo Advantage Small/Mid Cap Value Fund

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------

Performance Highlights

--------------------------------------------------------------------------------
   Discovery Fund ........................................................     2
   Enterprise Fund .......................................................     4
   Mid Cap Disciplined Fund ..............................................     6
   Opportunity Fund ......................................................     8
   Small Cap Disciplined Fund ............................................    10
   Small/Mid Cap Value Fund ..............................................    12

Fund Expenses ............................................................    14
--------------------------------------------------------------------------------

Portfolio of Investments
--------------------------------------------------------------------------------
   Discovery Fund ........................................................    16
   Enterprise Fund .......................................................    20
   Mid Cap Disciplined Fund ..............................................    24
   Opportunity Fund ......................................................    28
   Small Cap Disciplined Fund ............................................    32
   Small/Mid Cap Value Fund ..............................................    36

Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................    42
   Statements of Operations ..............................................    44
   Statements of Changes in Net Assets ...................................    48
   Financial Highlights ..................................................    52

Notes to Financial Highlights ............................................    56
--------------------------------------------------------------------------------

Notes to Financial Statements ............................................    57
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm ..................    68
--------------------------------------------------------------------------------

Other Information (Unaudited) ............................................    69
--------------------------------------------------------------------------------

List of Abbreviations ....................................................    72
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
--------------------------------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS annual report for the period ending October 31, 2005. Many of our shareholders received an Annual Report from us less than twelve months ago. This report will cover performance for a ten-month period ending October 31, 2005.

      The reason for this variable time reporting is that a number of the funds involved in the April 2005 reorganization of WELLS FARGO FUNDS(R) and the Strong Funds had different fiscal year-end dates. Although the timing of this annual report closely follows the previous annual report, the commentary and financials reflect a period through October 31, 2005.

      On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook, and information about each Fund's portfolio.

EQUITY MARKET OVERVIEW
--------------------------------------------------------------------------------

      At the start of the reporting period, the economy was on track for broad-based growth, but lost steam midway through with rising interest rates and higher energy costs threatening economic expansion. Growth slowed during the second quarter to 3.3%, down from first quarter's 3.8% rate. The third quarter ended with the unfortunate news of the disasters from Hurricanes Katrina and Rita.

      The damage Katrina and Rita inflicted on U.S. Gulf Coast refineries had investors bracing for even higher fuel costs and had threatened to further slow economic growth in the fourth quarter. However, energy prices began to fall during the second half of October, even as the Energy Information Agency predicted significant increases in the cost of heating oil and natural gas for the coming winter months. Both the price of oil and natural gas dropped over 10% during the month of October, with oil prices falling to $60 per barrel on the last day of October.

      Interest rates continued to push higher throughout the third quarter with the Federal funds target rate ending at 3.75%. U.S. equity markets generally traded within a narrow range, with most indices posting losses during October. The technology-laden NASDAQ Composite Index (Nasdaq Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks--you cannot invest directly in an index) lost about 1.50% during the month. In general, small cap stocks have performed exceedingly well during the past six years, but have experienced large performance swings during 2005.

PERFORMANCE PATTERN REMAINS VARIABLE
--------------------------------------------------------------------------------

      Falling oil prices and steady, long-term interest rates helped stocks end 2004 on an up note, contributing a significant gain to the S&P 500 Index. However, by the end of first quarter 2005, the S&P 500 Index experienced its worst quarterly loss in two years. The weakness was fairly broad based, with only energy and utility stocks showing gains.

      Stocks continued to seesaw during the second quarter of 2005, leaving the S&P 500 Index with a moderate gain that failed to counter its first quarter's losses. Utilities, financial services, and health care stocks occupied top performance slots during that quarter. This modest rally extended through the third quarter, when stocks managed to move higher during the immediate aftermath of the two U.S. Gulf Coast hurricanes. Energy stocks dominated third quarter performance with double-digit returns.

      By October 31, 2005, data showed the housing market was still strong with solid growth indicators, including the third quarter Gross Domestic Product
(GDP) rate at 3.8%. Business spending remained healthy, which was supported by strong profits and cash surplus. However, consumer sentiment slipped and may translate into a change in consumer spending, which has been the force behind the economy during the past two years.

      Energy prices may remain near current levels in the coming months. Even if they do fall, as they did in October, rising costs over the past year are expected to impact consumers. The danger is that high energy bills, combined with higher prices on other consumer goods, may decrease discretionary spending.

LOOKING FORWARD, NOT BACK
--------------------------------------------------------------------------------

      Just as no one could have predicted the severity of the impact of the U.S. Gulf Coast hurricanes, no one can predict with certainty what's in store for the economy and the markets. That's one of the reasons we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective.

      While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track as you work to reach your financial goals. We offer funds across every key category, guided by skillful money managers--our sub-advisers--who focus attention on particular investment styles. They share our dedication to pursuing consistent, long-term results and offer our investors the firm footing they need to navigate changing market conditions as they move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM) -- we appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE DISCOVERY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE DISCOVERY FUND (the Fund) seeks long-term capital appreciation.

ADVISER                               SUB-ADVISER
     Wells Fargo Funds Management,         Wells Capital Management Incorporated
     LLC

FUND MANAGERS                         INCEPTION DATE
     James M. Leach, CFA                   12/31/1987
     Thomas J. Pence, CFA

HOW DID THE FUND PERFORM OVER THE TEN-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 1.68%(1) for the ten-month period ending October 31, 2005, outperforming its benchmark, the Russell 2000(R) Index(2), which returned 0.17% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE-WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund outperformed its benchmark, as our energy and telecommunications holdings saw strong performance. Within energy, increased demand led to higher commodity pricing and strong production results. Canadian Natural Resources Ltd. was a solid performer as it increased its natural gas production to meet rising demand. In addition, Chesapeake Energy did very well due to a strong growth profile enhanced by strength in the commodity prices. In oil services, diversified service provider Noble Corporation and equipment provider Grant Prideco Inc. positively contributed to portfolio gains; the companies benefited from strong demand for their services from oil drilling and production companies.

      In telecommunications, the Fund was heavily weighted in wireless service providers. NII Holdings Inc., a U.S. based digital wireless communication services provider in Latin America, continued to experience strong subscriber growth rates and increased market share. In addition, the Fund's position in Nextel Partners, who owns exclusive rights to offer integrated, digital wireless communications services offered by Nextel Communications, Inc. saw solid performance; the company continued to report one of the strongest subscriber growth rates in the industry. Finally, American Tower Corp, an owner of wireless towers, reported strong performance as tower utilization and lease rates continued to accelerate.

      In the financial sector, the Fund's holding in AmeriTrade (a provider of securities brokerage services and technology-based financial services) resulted in solid returns. On the down side, holdings in technology negatively impacted performance. Specifically, firms such as Tibco Software Inc., a developer of integration software, and Cognos Inc., a developer of business intelligence software, were negatively affected by lower spending on information technology. In addition, our holding in Tessera Technologies underperformed due to concerns over a slow-down in their end markets. This weakness was somewhat offset by Marvell Technology Group Ltd., whose products enjoy strong demand in consumer electronics, wireless LAN, and optical storage.

      The Fund had some weakness in its health care holdings. Elan Corp. plc, a company who engages in the discovery, development, manufacturing, and marketing of advanced therapies for autoimmune diseases, was negatively impacted as an unexpected ruling from the FDA resulted in a product being pulled from the market. In addition, Inspire Pharmaceuticals also dragged on performance during the period due to delays in new products.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Throughout the reporting period, we continued to utilize our bottom-up research process seeking to identify unique growth opportunities in different sectors. Within telecommunications, we increased our position in American Tower Corporation, a provider of cellular tower site rental and network development. The firm benefited from strong fundamentals in the wireless space and additional cell-site deployments.

      In the health care sector, we eliminated positions as we learned of deteriorating fundamentals. Specifically, we sold Elan Corp. plc, a specialty pharmaceutical company, after it disclosed a voluntary suspension in the marketing of Tysabri, a drug used in the treatment of multiple sclerosis. We also sold Protein Design Labs Inc., a company that develops antibodies for the prevention and treatment of different diseases.

      Our consumer discretionary weighting was reduced as valuations became extended and concerns over consumer caution began to arise. Our energy weighting was increased early in the period based on our solid conviction that demand would exceed supply. We also increased our weightings in the telecommunications and materials sectors.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Key concerns through the end of the year include slowing economic momentum, the impact of high oil prices, and increases in short-term interest rates. Despite these potential obstacles, we believe corporate profit growth will continue through year-end, but at a slower pace than past years. Corporations continue to generate record levels of free cash flow, but remain conservative when it comes to spending for infrastructure improvements and capital expansion.

      We believe that most of the capital spending cycle and inventory build-up is yet to come, but that capital spending projects will be selective. Consumer consumption should continue to grow, but at a slower pace than the past few years. Interest rates, energy costs, housing prices, and potential inflation are all issues facing the consumer that we will continue to monitor closely. In light of these market conditions, we are encouraged that our investment process will continue to identify long-term growth opportunities.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

                                                           6-Months*   10-Months*   1-Year   5-Year   10-Year
                                                           ---------   ----------   ------   ------   -------
Discovery Fund - Administrator (Incept. Date 04/11/2005)     16.25        8.97       12.93    8.04      7.55
Discovery Fund - Investor (Incept. Date 12/31/1987)          15.97        1.68       12.66    7.99      7.53
Benchmark
   Russell 2000(R) Index(2)                                  12.25        0.17       12.08    6.75      9.53

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.11
Price to Earnings (trailing 12 months)                                    36.00x
Price to Book Ratio                                                        3.99x
Median Market Cap. ($B)                                                 $  2.45
Portfolio Turnover***                                                    109.53%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

*** THIS MEASURE IS BASED ON 10 MONTHS OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Telecommunication Services                                                   6%
Consumer Discretionary                                                      23%
Consumer Staples                                                             3%
Energy                                                                      11%
Financials                                                                   2%
Health Care                                                                 22%
Industrials                                                                  8%
Information Technology                                                      22%
Materials                                                                    3%

TEN LARGEST EQUITY HOLDINGS(3),(4) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

NII Holdings Incorporated                                                  3.15%
Chesapeake Energy Corporation                                              2.46%
Regal Entertainment Group Class A                                          2.46%
Marvel Entertainment Incorporated                                          2.37%
Digene Corporation                                                         2.13%
Williams Companies Incorporated                                            2.11%
PacifiCare Health Systems Incorporated                                     2.03%
Endo Pharmaceuticals Holdings Incorporated                                 2.01%
Harman International Industries Incorporated                               1.98%
Cognos Incorporated                                                        1.93%

GROWTH OF $10,000 INVESTMENT(5) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                         WELLS FARGO ADVANTAGE
                       DISCOVERY FUND - INVESTOR
                                 CLASS                     RUSSELL 2000(R) INDEX
                       -------------------------           ---------------------
10/31/1995                       10,000                          10,000
11/30/1995                       10,672                          10,420
12/31/1995                       10,522                          10,695
 1/31/1996                       10,566                          10,683
 2/29/1996                       10,150                          11,016
 3/31/1996                       10,209                          11,241
 4/30/1996                       10,706                          11,842
 5/31/1996                       11,035                          12,308
 6/30/1996                       10,320                          11,803
 7/31/1996                        9,415                          10,772
 8/31/1996                        9,705                          11,397
 9/30/1996                       10,226                          11,843
10/31/1996                       10,195                          11,660
11/30/1996                       10,715                          12,141
12/31/1996                       10,678                          12,459
 1/31/1997                       10,917                          12,708
 2/28/1997                       10,311                          12,400
 3/31/1997                        9,595                          11,815
 4/30/1997                        9,687                          11,848
 5/31/1997                       10,752                          13,166
 6/30/1997                       11,107                          13,730
 7/31/1997                       12,019                          14,369
 8/31/1997                       12,123                          14,698
 9/30/1997                       12,930                          15,773
10/31/1997                       12,282                          15,081
11/30/1997                       12,251                          14,983
12/31/1997                       11,837                          15,245
 1/31/1998                       11,725                          15,005
 2/28/1998                       12,603                          16,114
 3/31/1998                       13,181                          16,779
 4/30/1998                       13,090                          16,872
 5/31/1998                       12,491                          15,963
 6/30/1998                       12,756                          15,996
 7/31/1998                       12,164                          14,702
 8/31/1998                       10,180                          11,847
 9/30/1998                       10,535                          12,774
10/31/1998                       11,133                          13,295
11/30/1998                       11,691                          13,991
12/31/1998                       12,670                          14,857
 1/31/1999                       12,762                          15,055
 2/28/1999                       11,597                          13,835
 3/31/1999                       11,407                          14,051
 4/30/1999                       11,808                          15,310
 5/31/1999                       11,887                          15,534
 6/30/1999                       12,037                          16,236
 7/31/1999                       11,443                          15,791
 8/31/1999                       10,735                          15,207
 9/30/1999                       10,606                          15,210
10/31/1999                       10,577                          15,271
11/30/1999                       11,479                          16,183
12/31/1999                       13,339                          18,015
 1/31/2000                       12,788                          17,726
 2/29/2000                       14,792                          20,653
 3/31/2000                       14,871                          19,291
 4/30/2000                       14,148                          18,131
 5/31/2000                       14,313                          17,074
 6/30/2000                       14,864                          18,562
 7/31/2000                       15,172                          17,965
 8/31/2000                       15,579                          19,336
 9/30/2000                       14,778                          18,768
10/31/2000                       14,069                          17,930
11/30/2000                       12,903                          16,089
12/31/2000                       13,869                          17,471
 1/31/2001                       14,817                          18,381
 2/28/2001                       13,810                          17,175
 3/31/2001                       13,480                          16,334
 4/30/2001                       14,817                          17,612
 5/31/2001                       14,749                          18,045
 6/30/2001                       15,223                          18,668
 7/31/2001                       14,368                          17,658
 8/31/2001                       13,708                          17,088
 9/30/2001                       12,346                          14,787
10/31/2001                       13,141                          15,653
11/30/2001                       13,852                          16,864
12/31/2001                       14,447                          17,905
 1/31/2002                       14,379                          17,719
 2/28/2002                       14,121                          17,234
 3/31/2002                       15,055                          18,619
 4/30/2002                       14,624                          18,788
 5/31/2002                       14,553                          17,954
 6/30/2002                       13,779                          17,064
 7/31/2002                       12,810                          14,486
 8/31/2002                       12,801                          14,450
 9/30/2002                       12,071                          13,412
10/31/2002                       12,749                          13,842
11/30/2002                       13,382                          15,077
12/31/2002                       12,696                          14,238
 1/31/2003                       12,335                          13,844
 2/28/2003                       12,317                          13,425
 3/31/2003                       12,476                          13,598
 4/30/2003                       13,312                          14,888
 5/31/2003                       14,245                          16,485
 6/30/2003                       14,298                          16,784
 7/31/2003                       15,337                          17,834
 8/31/2003                       16,349                          18,651
 9/30/2003                       15,786                          18,307
10/31/2003                       17,142                          19,844
11/30/2003                       17,397                          20,549
12/31/2003                       17,563                          20,966
 1/31/2004                       18,222                          21,876
 2/29/2004                       18,614                          22,073
 3/31/2004                       18,400                          22,278
 4/30/2004                       17,670                          21,142
 5/31/2004                       18,026                          21,479
 6/30/2004                       18,525                          22,383
 7/31/2004                       17,065                          20,876
 8/31/2004                       16,442                          20,769
 9/30/2004                       17,679                          21,744
10/31/2004                       18,338                          22,172
11/30/2004                       19,738                          24,095
12/31/2004                       20,319                          24,808
 1/31/2005                       19,469                          23,773
 2/28/2005                       19,517                          24,176
 3/31/2005                       19,054                          23,484
 4/30/2005                       17,814                          22,139
 5/31/2005                       19,401                          23,588
 6/30/2005                       20,055                          24,498
 7/31/2005                       21,314                          26,051
 8/31/2005                       21,205                          25,569
 9/30/2005                       21,819                          25,648
10/31/2005                       20,660                          24,851

      The views expressed are as of October 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE DISCOVERY FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE DISCOVERY FUND for periods prior to April 11, 2005 reflects the performance of the Investor Class shares of the Strong Discovery Fund, its predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. The Investor Class shares annual returns are substantially similar to what the Administrator Class shares returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE DISCOVERY FUND for periods prior to April 11,2005 reflects the performance of the Investor Class shares of the Strong Discovery Fund, its predecessor fund.

(2) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE DISCOVERY FUND Investor Class shares for the most recent ten years with the Russell 2000(R) Index. The chart assumes a hypothetical investment of $10,000 in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ENTERPRISE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ENTERPRISE FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
      Wells Fargo Funds Management,        Wells Capital Management Incorporated
      LLC

FUND MANAGER                           INCEPTION DATE
      Thomas J. Pence, CFA                 09/30/1998

HOW DID THE FUND PERFORM OVER THE TEN-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 1.92%(1) for the ten-month period ending October 31, 2005, underperforming its benchmark, the Russell Midcap(R) Index(2), which returned 6.76% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's underperformance is related to its holdings in the technology and consumer discretionary sectors. In the technology sector, Tessera Technologies Inc. did not release a new license for its patented technologies and, therefore, did not live up to expectations. Nevertheless, in the long-term, we believe there should be growth for the firm's patent technologies, which are used in various products, including digital cameras, MP3 players, personal computers, video game consoles, and wireless phones.

      The Fund experienced good returns from its telecommunication and energy holdings. Wireless service provider, NII Holdings, and wireless transmission tower operator, Crown Castle International, both provided excellent returns. In energy, the mismatch between limited supply and growing demand has favored both energy producers and service companies that manufacture equipment. Grant Prideco Inc., an equipment and services company, posted strong returns during the period due to the increase in drilling activity and use of next generation drilling equipment. We believe the company should continue to grow because it has dominant market share within its markets of drill bits, drill pipe, and tubular services.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the period, we increased our coverage in the health care sector based on our bottom-up investment research process. We added a position in Coventry Health Care Inc., a managed health care company with a diversified business model. Coventry offers exposure to commercial, government, and specialty markets without disproportionate risk related to any of these segments. During the period, the firm continued its integration plans with First Health and therefore increased its already robust operating margins. Other holdings within health care that contributed to returns were biotech firms Genzyme Corp. and Gilead Sciences Inc. Genzyme Corp., a leader in enzyme replacement therapy, produced earnings driven by increased revenues across all product lines that were better than investor expectations. We continue to favor the firm's pipeline of products for its enzyme replacement therapy franchise. Gilead Sciences Inc. also performed well due to increased acceptance of its HIV drugs, Viread and Truvada. There is a vast market of HIV-infected patients, and the firm's drugs offer an accepted product due to an easier dosage of medicine.

      We reduced our exposure to technology holdings by selling Valueclick Inc. and Verisign Inc. as they approached valuation targets.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Going forward, we believe investors will be sensitive to expected levels of economic growth. The key concerns we see for the end of the year include slowing economic momentum, higher oil prices, and increasing short-term rates on the economy. However, we believe corporate profits will continue to grow. This growth might be at a more moderate rate than past years, but we are encouraged that we will continue to identify future growth opportunities.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of October 31, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE ENTERPRISE FUND.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

                                                           6-Months*   10-Months*   1-Year   5-Year   Life of Fund
                                                           ---------   ----------   ------   ------   ------------
Enterprise Fund - Administrator (Incept. Date 08/30/2002)    13.67       2.33        13.42   (3.93)       15.20
Enterprise Fund - Advisor (Incept. Date 02/24/2000)          13.59       2.12        13.09   (4.18)       14.89
Enterprise Fund - Institutional (Incept. Date 06/30/2003)    13.82       2.57        13.72   (3.93)       15.20
Enterprise Fund - Investor (Incept. Date 09/30/1998)         13.43       1.92        12.82   (4.32)       14.88
Benchmark
   Russell Midcap(R) Index(2)                                10.56       6.76        18.09    6.85        11.45

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.12
Price to Earnings (trailing 12 months)                                    31.83x
Price to Book Ratio                                                        3.89x
Median Market Cap. ($B)                                                 $  3.97
Portfolio Turnover***                                                    116.03%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

*** THIS MEASURE IS BASED ON 10 MONTHS OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      17%
Consumer Staples                                                             5%
Energy                                                                      13%
Financials                                                                   5%
Health Care                                                                 20%
Industrials                                                                  7%
Information Technology                                                      23%
Materials                                                                    4%
Telecommunication Services                                                   6%

TEN LARGEST EQUITY HOLDINGS(3),(4) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

NII Holdings Incorporated                                                  3.16%
WellPoint Incorporated                                                     2.45%
Regal Entertainment Group Class A                                          2.41%
Grant Prideco Incorporated                                                 2.39%
Williams Companies Incorporated                                            2.26%
Cogent Incorporated                                                        2.24%
Chesapeake Energy Corporation                                              2.16%
Cognizant Technology Solutions Corporation Class A                         2.02%
Conventry Health Care Incorporated                                         1.99%
Harman International Industries Incorporated                               1.99%

GROWTH OF $10,000 INVESTMENT(5) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                         WELLS FARGO ADVANTAGE
                      ENTERPRISE FUND - INVESTOR
                                CLASS                    RUSSELL MIDCAP(R) INDEX
                      --------------------------         -----------------------
 9/30/1998                      10,000                          10,000
10/31/1998                      11,170                          10,682
11/30/1998                      12,620                          11,188
12/31/1998                      14,743                          11,844
 1/31/1999                      17,004                          11,823
 2/28/1999                      15,553                          11,430
 3/31/1999                      17,255                          11,788
 4/30/1999                      18,593                          12,659
 5/31/1999                      18,177                          12,623
 6/30/1999                      20,732                          13,068
 7/31/1999                      21,077                          12,709
 8/31/1999                      22,972                          12,380
 9/30/1999                      24,777                          11,945
10/31/1999                      28,305                          12,511
11/30/1999                      33,860                          12,871
12/31/1999                      42,436                          14,003
 1/31/2000                      43,280                          13,540
 2/29/2000                      54,743                          14,580
 3/31/2000                      48,127                          15,415
 4/30/2000                      40,882                          14,686
 5/31/2000                      33,360                          14,297
 6/30/2000                      40,378                          14,720
 7/31/2000                      38,001                          14,555
 8/31/2000                      44,114                          15,950
 9/30/2000                      39,360                          15,722
10/31/2000                      33,309                          15,479
11/30/2000                      26,764                          14,086
12/31/2000                      29,801                          15,158
 1/31/2001                      30,988                          15,402
 2/28/2001                      26,439                          14,465
 3/31/2001                      23,435                          13,567
 4/30/2001                      25,715                          14,728
 5/31/2001                      25,557                          15,002
 6/30/2001                      25,694                          14,861
 7/31/2001                      24,360                          14,436
 8/31/2001                      22,742                          13,881
 9/30/2001                      19,916                          12,207
10/31/2001                      21,292                          12,690
11/30/2001                      22,784                          13,753
12/31/2001                      23,257                          14,306
 1/31/2002                      22,574                          14,220
 2/28/2002                      20,883                          14,070
 3/31/2002                      22,794                          14,913
 4/30/2002                      21,818                          14,624
 5/31/2002                      21,103                          14,459
 6/30/2002                      19,843                          13,489
 7/31/2002                      17,395                          12,173
 8/31/2002                      17,143                          12,240
 9/30/2002                      16,639                          11,110
10/31/2002                      17,511                          11,672
11/30/2002                      18,015                          12,482
12/31/2002                      16,702                          11,990
 1/31/2003                      16,219                          11,748
 2/28/2003                      16,250                          11,592
 3/31/2003                      16,513                          11,707
 4/30/2003                      17,815                          12,557
 5/31/2003                      19,307                          13,706
 6/30/2003                      19,265                          13,845
 7/31/2003                      20,389                          14,301
 8/31/2003                      21,807                          14,922
 9/30/2003                      21,051                          14,735
10/31/2003                      22,700                          15,860
11/30/2003                      22,879                          16,305
12/31/2003                      22,879                          16,794
 1/31/2004                      24,034                          17,282
 2/29/2004                      24,276                          17,654
 3/31/2004                      23,918                          17,657
 4/30/2004                      22,752                          17,009
 5/31/2004                      23,383                          17,431
 6/30/2004                      24,087                          17,913
 7/31/2004                      22,133                          17,130
 8/31/2004                      21,355                          17,204
 9/30/2004                      22,731                          17,763
10/31/2004                      23,677                          18,253
11/30/2004                      25,221                          19,365
12/31/2004                      26,208                          20,189
 1/31/2005                      25,284                          19,689
 2/28/2005                      25,326                          20,297
 3/31/2005                      24,979                          20,138
 4/30/2005                      23,551                          19,496
 5/31/2005                      25,463                          20,430
 6/30/2005                      26,208                          20,980
 7/31/2005                      27,711                          22,085
 8/31/2005                      27,395                          21,931
 9/30/2005                      28,026                          22,222
10/31/2005                      26,713                          21,556

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE ENTERPRISE FUND for periods prior to April 11, 2005 reflects the performance of the Class K shares of the Strong Enterprise Fund, its predecessor fund, and for periods prior to August 30, 2002 reflects the performance of the Investor Class shares of the Strong Enterprise Fund. Performance shown for the Advisor Class shares of the WELLS FARGO ADVANTAGE ENTERPRISE FUND for periods prior to April 11, 2005 reflects the performance of the Advisor Class shares of the Strong Enterprise Fund, its predecessor fund, and for periods prior to February 24, 2000 reflects the performance of the Investor Class shares of the Strong Enterprise Fund adjusted to reflect Advisor Class expenses. Performance shown for the Institutional Class shares of the WELLS FARGO ADVANTAGE ENTERPRISE FUND for periods prior to April 11, 2005 reflects the performance of the Institutional Class shares of the Strong Enterprise Fund, its predecessor fund, and for periods prior to June 30, 2003 reflects the performance of the Investor Class shares of the Strong Enterprise Fund. Performance shown for the Investor Class shares of the Wells Fargo Advantage Enterprise Fund for periods prior to April 11, 2005 reflects the performance of the Investor Class shares of the Strong Enterprise Fund, its predecessor fund.

(2) Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an Index.

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE ENTERPRISE FUND Investor Class shares for the life of the Fund with the Russell Midcap(R) Index. The chart assumes a hypothetical investment of $10,000 in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND (the Fund) seeks long-term capital appreciation.

ADVISER                               SUB-ADVISER
     Wells Fargo Funds Management,         Wells Capital Management Incorporated
     LLC

FUND MANAGER                          INCEPTION DATE
     Robert J. Costomiris, CFA             12/31/1998

HOW DID THE FUND PERFORM OVER THE TEN-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 4.83%(1) for the ten-month period ending October 31, 2005, underperforming its benchmark, the Russell Midcap(R) Index(2), which returned 6.76% for the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE-WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the reporting period, the Fund's holdings of utility stocks remained strong: value stocks generally outperformed growth stocks, and mid-cap stocks tended to outperform their small- and large-cap stock counterparts, partially due to a higher concentration of utility stocks in the portfolio.

      Two significant changes during the period included large-cap stocks outperforming small-cap stocks and the U.S. dollar showing signs of strength.

      Our decision to sell utility stocks earlier this year, as they appreciated to our value targets, proved to be premature; utility stocks continued to perform well even after we sold at a profit.

      In health care, our holding of Imclone Systems, a biotechnology company, was counterproductive, as the stock was exceptionally weak. Yet we believe the company's longer-term prospects are favorable.

      Conversely, the Fund's holdings in energy and materials stocks helped performance during the period. The Fund also benefited from further reductions in financial stocks; we felt valuations in the sector were getting stretched and the outlook for earnings growth was mediocre. This view was rewarded during the period, as financials lagged the overall market.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We used the proceeds from our utility and financial sales to buy in three sectors: consumer discretionary, materials, and consumer staples. Within the consumer discretionary sector, we found value in the media industry. During the 10-month period in review, radio companies such as Cumulus Media, Clear Channel Communications, and Spanish Broadcasting System declined as the market emphasized the shift from radio to other forms of media such as digital music players, cellular phones, satellite radio, and the internet. While several large-scale stock buybacks in the sector supported our view that radio did not lag behind other media, investors remained unconvinced.

      Within consumer staples, weakness in Coca-Cola Enterprises Inc. (CCE), Coca-Cola's bottler, presented an excellent opportunity to increase our position in this sector. The Coca-Cola Company and CCE have lagged the Pepsi companies over the last year, but we believe they are stable franchises trading at reasonable valuations. In materials, we purchased Hercules Inc., a specialty chemical company that dominates the pulp and paper industry. We had previously bought and sold Hercules Inc. successfully during 2003.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We will continue to seek out companies with solid assets, manageable debt, and credible management teams. We will work to buy the stocks of these companies at attractive prices, often when the companies are temporarily out of favor with the market. We believe that our disciplined investment and risk management processes are well suited for the current market environment.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of October 31, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

                                                                      6-Months*   10-Months*   1-Year   5-Year   Life of Fund
                                                                      ---------   ----------   ------   ------   ------------
Mid Cap Disciplined Fund - Administrator (Incept. Date 04/11/2005)      10.50        6.46       13.22    13.30      17.12
Mid Cap Disciplined Fund - Institutional (Incept. Date 04/11/2005)      10.65        6.59       13.37    13.33      17.15
Mid Cap Disciplined Fund - Investor (Incept. Date 12/31/1998)           10.41        4.83       13.12    13.28      17.11
Benchmark
   Russell Midcap(R) Index(2)                                           10.56        6.76       18.09     6.85       9.16

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.87
Price to Earnings (trailing 12 months)                                    31.93x
Price to Book Ratio                                                        2.02x
Median Market Cap. ($B)                                                 $  5.42
Portfolio Turnover***                                                     94.00%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

*** THIS MEASURE IS BASED ON 10 MONTHS OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       23%
Consumer Staples                                                             18%
Energy                                                                       13%
Financials                                                                    8%
Health Care                                                                   6%
Industrials                                                                   9%
Information Technology                                                        8%
Materials                                                                    12%
Utilities                                                                     3%

TEN LARGEST EQUITY HOLDINGS(3),(4) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Cooper Cameron Corporation                                                 5.00%
Reader's Digest Association Incorporated                                   4.94%
Kroger Company                                                             4.88%
Del Monte Foods Company                                                    4.75%
Coca-Cola Enterprises Incorporated                                         3.63%
Clear Channel Communications Incorporated                                  3.61%
Waste Management Incorporated                                              3.39%
National - Oilwell Varco Incorporated                                      3.38%
ImClone Systems Incorporated                                               3.28%
Raytheon Company                                                           3.26%

GROWTH OF $10,000 INVESTMENT(5) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE MID
               CAP DISCIPLINED FUND -
                   INVESTOR CLASS         RUSSELL MIDCAP(R) INDEX
             -------------------------    -----------------------
12/31/1998             10,000                     10,000
 1/31/1999             10,470                      9,983
 2/28/1999             10,140                      9,651
 3/31/1999             11,740                      9,953
 4/30/1999             12,640                     10,688
 5/31/1999             12,640                     10,658
 6/30/1999             12,880                     11,034
 7/31/1999             12,660                     10,731
 8/31/1999             11,670                     10,453
 9/30/1999             11,420                     10,085
10/31/1999             11,640                     10,563
11/30/1999             12,210                     10,867
12/31/1999             13,520                     11,823
 1/31/2000             13,360                     11,432
 2/29/2000             14,210                     12,311
 3/31/2000             15,580                     13,016
 4/30/2000             15,110                     12,400
 5/31/2000             14,840                     12,071
 6/30/2000             14,920                     12,428
 7/31/2000             14,870                     12,289
 8/31/2000             15,610                     13,467
 9/30/2000             15,200                     13,275
10/31/2000             15,770                     13,070
11/30/2000             15,080                     11,893
12/31/2000             16,603                     12,799
 1/31/2001             16,956                     13,005
 2/28/2001             15,692                     12,213
 3/31/2001             14,878                     11,455
 4/30/2001             16,238                     12,435
 5/31/2001             17,074                     12,667
 6/30/2001             17,245                     12,548
 7/31/2001             17,406                     12,188
 8/31/2001             17,395                     11,720
 9/30/2001             15,060                     10,306
10/31/2001             15,617                     10,715
11/30/2001             17,213                     11,612
12/31/2001             18,663                     12,079
 1/31/2002             18,674                     12,007
 2/28/2002             18,588                     11,879
 3/31/2002             20,099                     12,592
 4/30/2002             19,328                     12,347
 5/31/2002             19,060                     12,208
 6/30/2002             18,213                     11,389
 7/31/2002             16,092                     10,278
 8/31/2002             16,413                     10,334
 9/30/2002             15,128                      9,381
10/31/2002             15,781                      9,855
11/30/2002             16,896                     10,539
12/31/2002             16,465                     10,124
 1/31/2003             16,243                      9,919
 2/28/2003             15,390                      9,788
 3/31/2003             15,511                      9,884
 4/30/2003             16,809                     10,602
 5/31/2003             18,583                     11,573
 6/30/2003             18,882                     11,690
 7/31/2003             19,858                     12,075
 8/31/2003             20,712                     12,599
 9/30/2003             20,578                     12,441
10/31/2003             21,277                     13,391
11/30/2003             21,920                     13,767
12/31/2003             23,160                     14,179
 1/31/2004             23,839                     14,591
 2/29/2004             24,691                     14,905
 3/31/2004             24,941                     14,909
 4/30/2004             24,977                     14,361
 5/31/2004             25,038                     14,718
 6/30/2004             25,645                     15,125
 7/31/2004             25,147                     14,463
 8/31/2004             25,402                     14,526
 9/30/2004             25,912                     14,998
10/31/2004             26,009                     15,411
11/30/2004             26,992                     16,350
12/31/2004             28,066                     17,046
 1/31/2005             27,602                     16,624
 2/28/2005             28,179                     17,138
 3/31/2005             27,661                     17,003
 4/30/2005             26,648                     16,461
 5/31/2005             27,737                     17,250
 6/30/2005             28,345                     17,714
 7/31/2005             29,168                     18,647
 8/31/2005             29,320                     18,517
 9/30/2005             30,144                     18,763
10/31/2005             29,422                     18,200

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Administrator Class and Institutional Class shares of the WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND for periods prior to April 11, 2005 reflects the performance of the Investor Class shares of the Strong Mid Cap Disciplined Fund,its predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class and Institutional Class shares, respectively. The Investor Class shares annual returns are substantially similar to what the Administrator Class and Institutional Class shares returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND for periods prior to April 11, 2005 reflects the performance of the Investor Class shares of the Strong Mid Cap Disciplined Fund, its predecessor fund.

(2) Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an Index.

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND Investor Class shares for the life of the Fund with the Russell Midcap(R) Index. The chart assumes a hypothetical investment of $10,000 in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE OPPORTUNITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE OPPORTUNITY FUND (the Fund) seeks long-term capital appreciation.

ADVISER                               SUB-ADVISER
     Wells Fargo Funds Management,         Wells Capital Management Incorporated
     LLC

FUND MANAGERS                         INCEPTION DATE
     Richard T. Weiss                      12/31/1985
     Ann M. Miletti

HOW DID THE FUND PERFORM OVER THE TEN-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 1.92%1 for the ten-month period ending October 31, 2005, underperforming its benchmark, the Russell Midcap(R) Index(2), which returned 6.76% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE-WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS, ADVISOR CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Detracting from performance was the Fund's holdings in the media sector, where changes in advertising and delivery of media to consumers negatively affected stocks in the portfolio. Conversely, the energy sector had the strongest performance in the benchmark driven by continued strength in commodity prices. Hence, our overweighted position relative to the benchmark in the energy sector was the largest positive contributor to Fund performance during the period.

      Fund holdings from the financial service, and technology sectors that provided significant contributions to Fund performance during the period included Ameritrade Holding Corp. (a provider of securities brokerage services and technology-based financial services), Nordstrom Inc. (a fashion specialty retailer), Red Hat Inc. (a provider of enterprise operating systems and related software and services), and SanDisk Corp (a designer, developer, and marketer of flash storage card products). Conversely, poor stock selection in technology and other sectors contributed to the Fund's underperformance compared to its benchmark. In addition, the Fund held Northwest Airlines Corp. which filed for bankruptcy and further contributed to the Fund's underperformance for the period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund adhered to its methodology of buying stocks that are selling at a discount to their intrinsic private market value, and selling stocks that approach their private market value (the price a private investor would be willing to pay for the entire company, which we determine based on a company's cash flow, asset valuations, and competitive positioning). This discipline allows us to be patient with stocks that are out-of-favor with the market, which is becoming the exception as the market becomes more focused on the short term.

      Our selection strategy of choosing equities on a stock-by-stock basis led us to be overweighted in the energy and consumer sectors and underweighted in the financial sector, and to a lesser extent the cyclical and health care sectors compared to the benchmark. These sector weightings were fairly consistent during this reporting period.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The market has experienced steady gains since early 2003, aided by strong growth in corporate earnings and low interest rates. We believe that the Federal Reserve Board may continue to raise interest rates, which may cause demand for housing to fall. If demand for housing weakens, home values may fall as well and limit consumer spending funded by equity lines of credit and refinancing. The Fund will continue to focus on individual companies and their valuation versus their private market value. We are optimistic that our process may continue to guide the Fund toward long-term outperformance.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of October 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE OPPORTUNITY FUND.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

                                                                      6-Months*   10-Months*   1-Year   5-Year   10-Year
                                                                      ---------   ----------   ------   ------   -------
Opportunity Fund - Administrator (Incept. Date 08/30/2002)               8.97        2.06       10.82    3.05     11.61
Opportunity Fund - Advisor (Incept. Date 02/24/2000)                     8.91        1.88       10.51    2.73     11.25
Opportunity Fund - Investor (Incept. Date 12/31/1985)                    8.89        1.92       10.62    2.91     11.53
Benchmark
   Russell Midcap(R) Index(2)                                           10.56        6.76       18.09    6.85     12.50

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.08
Price to Earnings (trailing 12 months)                                    20.16x
Price to Book Ratio                                                        2.33x
Median Market Cap. ($B)                                                $   8.46
Portfolio Turnover***                                                     34.87%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

*** THIS MEASURE IS BASED ON 10 MONTHS OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       24%
Consumer Staples                                                              3%
Energy                                                                       15%
Financials                                                                   11%
Health Care                                                                  11%
Industrials                                                                   8%
Information Technology                                                       18%
Materials                                                                     8%
Telecommunication Services                                                    2%

TEN LARGEST EQUITY HOLDINGS(3),(4) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Weatherford International Limited                                          3.15%
GlobalSantaFe Corporation                                                  2.80%
ENSCO International Incorporated                                           2.17%
Apache Corporation                                                         2.10%
Red Hat Incorporated                                                       2.10%
Nordstrom Incorporated                                                     1.95%
Devon Energy Corporation                                                   1.91%
Praxair Incorporated                                                       1.90%
Molex Incorporated Class A                                                 1.85%
Target Corporation                                                         1.78%

GROWTH OF 10,000 INVESTMENT(5) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                 WELLS FARGO ADVANTAGE
              OPPORTUNITY FUND - INVESTOR
                         CLASS                RUSSELL MIDCAP(R) INDEX
              ---------------------------     -----------------------
10/31/1995               10,000                       10,000
11/30/1995               10,416                       10,497
12/31/1995               10,658                       10,559
 1/31/1996               10,843                       10,781
 2/29/1996               11,143                       11,034
 3/31/1996               11,206                       11,194
 4/30/1996               11,649                       11,511
 5/31/1996               11,720                       11,685
 6/30/1996               11,467                       11,509
 7/31/1996               10,786                       10,797
 8/31/1996               11,181                       11,311
 9/30/1996               11,557                       11,870
10/31/1996               11,752                       11,965
11/30/1996               12,580                       12,694
12/31/1996               12,590                       12,564
 1/31/1997               12,737                       13,034
 2/28/1997               12,644                       13,015
 3/31/1997               12,347                       12,462
 4/30/1997               12,686                       12,772
 5/31/1997               13,552                       13,703
 6/30/1997               13,799                       14,152
 7/31/1997               14,962                       15,332
 8/31/1997               15,020                       15,166
 9/30/1997               15,848                       16,031
10/31/1997               15,312                       15,408
11/30/1997               15,337                       15,774
12/31/1997               15,542                       16,209
 1/31/1998               15,497                       15,904
 2/28/1998               16,747                       17,147
 3/31/1998               17,737                       17,961
 4/30/1998               18,117                       18,005
 5/31/1998               17,519                       17,448
 6/30/1998               17,780                       17,690
 7/31/1998               17,199                       16,846
 8/31/1998               14,294                       14,151
 9/30/1998               15,276                       15,067
10/31/1998               16,652                       16,095
11/30/1998               17,173                       16,857
12/31/1998               17,949                       17,845
 1/31/1999               18,419                       17,815
 2/28/1999               17,838                       17,222
 3/31/1999               18,500                       17,762
 4/30/1999               20,153                       19,074
 5/31/1999               20,360                       19,019
 6/30/1999               21,342                       19,690
 7/31/1999               21,438                       19,149
 8/31/1999               20,599                       18,654
 9/30/1999               20,417                       17,998
10/31/1999               21,625                       18,851
11/30/1999               22,387                       19,393
12/31/1999               23,943                       21,099
 1/31/2000               23,225                       20,401
 2/29/2000               23,412                       21,969
 3/31/2000               25,829                       23,227
 4/30/2000               25,448                       22,128
 5/31/2000               25,786                       21,542
 6/30/2000               25,180                       22,179
 7/31/2000               24,907                       21,930
 8/31/2000               26,504                       24,032
 9/30/2000               25,545                       23,689
10/31/2000               25,802                       23,323
11/30/2000               24,189                       21,224
12/31/2000               25,996                       22,840
 1/31/2001               27,420                       23,207
 2/28/2001               25,891                       21,795
 3/31/2001               24,615                       20,443
 4/30/2001               26,407                       22,191
 5/31/2001               26,573                       22,604
 6/30/2001               25,904                       22,392
 7/31/2001               25,548                       21,751
 8/31/2001               24,019                       20,914
 9/30/2001               20,698                       18,392
10/31/2001               21,895                       19,121
11/30/2001               23,829                       20,723
12/31/2001               24,748                       21,555
 1/31/2002               24,376                       21,426
 2/28/2002               23,796                       21,199
 3/31/2002               24,981                       22,470
 4/30/2002               23,677                       22,035
 5/31/2002               23,481                       21,786
 6/30/2002               20,836                       20,325
 7/31/2002               18,499                       18,341
 8/31/2002               18,569                       18,442
 9/30/2002               16,559                       16,740
10/31/2002               17,548                       17,586
11/30/2002               19,450                       18,807
12/31/2002               18,077                       18,066
 1/31/2003               17,605                       17,701
 2/28/2003               17,498                       17,467
 3/31/2003               17,296                       17,639
 4/30/2003               18,852                       18,920
 5/31/2003               20,798                       20,652
 6/30/2003               21,000                       20,860
 7/31/2003               21,686                       21,548
 8/31/2003               22,682                       22,484
 9/30/2003               22,228                       22,202
10/31/2003               23,475                       23,897
11/30/2003               23,916                       24,567
12/31/2003               24,848                       25,304
 1/31/2004               25,831                       26,039
 2/29/2004               26,278                       26,599
 3/31/2004               26,083                       26,605
 4/30/2004               25,724                       25,628
 5/31/2004               26,215                       26,264
 6/30/2004               26,870                       26,990
 7/31/2004               25,938                       25,810
 8/31/2004               25,472                       25,922
 9/30/2004               26,473                       26,764
10/31/2004               26,927                       27,502
11/30/2004               28,369                       29,177
12/31/2004               29,226                       30,419
 1/31/2005               28,401                       29,666
 2/28/2005               28,728                       30,583
 3/31/2005               28,350                       30,342
 4/30/2005               27,355                       29,375
 5/31/2005               28,772                       30,783
 6/30/2005               29,402                       31,611
 7/31/2005               31,115                       33,276
 8/31/2005               30,756                       33,044
 9/30/2005               30,719                       33,483
10/31/2005               29,786                       32,479

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE OPPORTUNITY FUND for periods prior to April 11, 2005 reflects the performance of the Class K shares of the Strong Opportunity Fund, its predecessor fund,and for periods prior to August 30,2002,reflects the performance of the Investor Class shares of the Strong Opportunity Fund. Performance shown for the Advisor Class shares of the WELLS FARGO ADVANTAGE OPPORTUNITY FUND for periods prior to April 11, 2005 reflects the performance of the Advisor Class shares of the Strong Opportunity Fund, its predecessor fund, and for periods prior to February 24, 2000 reflects the performance of the Investor Class shares of the Strong Opportunity Fund, adjusted to reflect Advisor Class expenses. Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE OPPORTUNITY FUND for periods prior to April 11, 2005 reflects the performance of the Investor Class shares of the Strong Opportunity Fund, its predecessor fund.

(2) Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an Index.

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE OPPORTUNITY FUND Investor Class shares for the most recent ten years with the Russell Midcap(R) Index. The chart assumes a hypothetical investment of $10,000 in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND (the Fund) seeks long-term capital appreciation.

ADVISER                               SUB-ADVISER
     Wells Fargo Funds Management,         Wells Capital Management Incorporated
     LLC

FUND MANAGER                          INCEPTION DATE
     Robert J. Costomiris, CFA             03/28/2002

HOW DID THE FUND PERFORM OVER THE TEN-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned (2.71%)(1) for the ten-month period ending October 31, 2005, underperforming its benchmark, the Russell 2000(R) Index(2), which returned 0.17% for the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE-WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the reporting period, utility stocks performed well with value stocks generally outperforming growth stocks. Merger and acquisition activity was strong. Two significant changes during the period included large-cap stocks outperforming small cap stocks and the U.S. dollar showing signs of strength.

      Our decision to sell utility stocks earlier this year--as they appreciated to our target values--proved to be premature; utility stocks continued to perform well even after we sold at a profit. The Fund was also hurt by our decision to stay underweighted in energy stocks relative to the benchmark: they continued to rally despite rich valuations. Positions we sold after appreciation included Kerr-McGee and National-Oilwell Varco.

      Conversely, the Fund's underweight position in information technology compared to the benchmark was a benefit since the sector continued to struggle.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We used most of the proceeds from our utility and energy sales to buy in three sectors: consumer discretionary, materials, and healthcare. Within the consumer discretionary sector, we found value in the media industry. During the 10-month period in review, stock prices of radio companies such as Cumulus Media and Spanish Broadcasting System declined as the market emphasized the usage shift from radio to other forms of media, such as digital music players, cellular phones, satellite radio, and the internet. While several large-scale stock buybacks in the sector supported our view that radio did not lag behind other media, investors remained unconvinced.

      Within materials, we purchased gold mining stocks over the period. Energy and many other natural resources groups have significantly outperformed gold since late 2003, providing what we believe is exceptional relative value in gold stocks.

      The first half of 2005 allowed us to increase our already significant weighting in the fast-growing health care sector. Specifically, we established a position in Zoll Medical, an external defibrillator company. We also added significantly to our position in VIVUS, a pharmaceutical company focused on sexual-dysfunction therapies. Both companies suffered short-term setbacks that drove prices lower.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We will continue to seek companies with solid assets, manageable debt, and credible management teams. We will work to buy the stocks of these companies at attractive prices, often when the companies are temporarily out of favor with the market. We believe that our disciplined investment and risk management processes are well suited for the current market environment.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS

--------------------------------------------------------------------------------

      The views expressed are as of October 31, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

                                                                      6-Months*   10-Months*   1-Year   Life of Fund
                                                                      ---------   ----------   ------   ------------
Small Cap Disciplined Fund - Administrator (Incept. Date 04/11/2005)     6.28        0.50       11.08       18.41
Small Cap Disciplined Fund - Institutional (Incept. Date 04/11/2005)     6.42        0.63       11.22       18.45
Small Cap Disciplined Fund - Investor (Incept. Date 03/28/2002)          6.08       (2.71)      10.87       18.35
Benchmark
   Russell 2000(R) Index(2)                                             12.25        0.17       12.08        8.39

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.97
Price to Earnings (trailing 12 months)                                    40.39x
Price to Book Ratio                                                        1.65x
Median Market Cap. ($B)                                                $   0.40
Portfolio Turnover***                                                     56.12%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

*** THIS MEASURE IS BASED ON 10 MONTHS OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       27%
Consumer Staples                                                             10%
Energy                                                                        3%
Financials                                                                    9%
Health Care                                                                  17%
Industrials                                                                   7%
Information Technology                                                       15%
Materials                                                                    11%
Utilities                                                                     1%

TEN LARGEST EQUITY HOLDINGS(3),(4) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Reader's Digest Association Incorporated                                   3.69%
Glamis Gold Limited                                                        3.51%
Gold Fields Limited ADR                                                    3.18%
Vital Signs Incorporated                                                   3.16%
Cabot Microelectronics Corporation                                         3.15%
FMC Technologies Incorporated                                              3.15%
MasTec Incorporated                                                        2.96%
Action Performance Company Incorporated                                    2.92%
Hopper Holmes Incorporated                                                 2.91%
Cumulus Media Incorporated Class A                                         2.86%

GROWTH OF $10,000 INVESTMENT(5) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE SMALL
               CAP DISCIPLINED FUND -
                   INVESTOR CLASS          RUSSELL 2000(R) INDEX
             ---------------------------   ---------------------
 3/31/2002            10,000                      10,000
 4/30/2002             9,980                      10,091
 5/31/2002             9,650                       9,643
 6/30/2002             9,570                       9,165
 7/31/2002             8,510                       7,781
 8/31/2002             8,640                       7,761
 9/30/2002             8,120                       7,203
10/31/2002             8,470                       7,434
11/30/2002             9,230                       8,098
12/31/2002             9,120                       7,647
 1/31/2003             8,720                       7,435
 2/28/2003             8,380                       7,211
 3/31/2003             8,430                       7,304
 4/30/2003             9,520                       7,996
 5/31/2003            10,980                       8,854
 6/30/2003            11,350                       9,014
 7/31/2003            12,240                       9,578
 8/31/2003            12,550                      10,018
 9/30/2003            12,710                       9,833
10/31/2003            13,440                      10,658
11/30/2003            13,850                      11,037
12/31/2003            14,823                      11,261
 1/31/2004            15,452                      11,750
 2/29/2004            15,771                      11,855
 3/31/2004            16,297                      11,966
 4/30/2004            16,503                      11,356
 5/31/2004            16,828                      11,536
 6/30/2004            17,240                      12,022
 7/31/2004            16,633                      11,213
 8/31/2004            16,102                      11,155
 9/30/2004            16,655                      11,679
10/31/2004            16,525                      11,909
11/30/2004            18,237                      12,941
12/31/2004            18,831                      13,325
 1/31/2005            18,616                      12,769
 2/28/2005            19,203                      12,985
 3/31/2005            18,549                      12,613
 4/30/2005            17,270                      11,891
 5/31/2005            17,738                      12,669
 6/30/2005            18,446                      13,158
 7/31/2005            18,892                      13,992
 8/31/2005            19,075                      13,733
 9/30/2005            19,223                      13,776
10/31/2005            18,321                      13,347

--------------------------------------------------------------------------------

(1) Performance shown for the Administrator Class and Institutional Class shares of the WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Small Company Value Fund, its predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class and Institutional Class shares, respectively. The Investor Class shares annual returns are substantially similar to what the Administrator Class and Institutional Class shares returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND for periods prior to April 11, 2005 reflects the performance of the Investor Class shares of the Strong Small Company Value Fund, its predecessor fund.

(2) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND Investor Class shares for the life of the Fund with the Russell 2000(R) Index.The chart assumes a hypothetical investment of $10,000 in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

ADVISER                               SUB-ADVISER
     Wells Fargo Funds Management,         Wells Capital Management Incorporated
     LLC

FUND MANAGER                          INCEPTION DATE
     I. Charles Rinaldi                    03/28/2002

HOW DID THE FUND PERFORM OVER THE TEN-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 8.45%(1) for the ten-month period ending October 31, 2005, outperforming its benchmark, the Russell Midcap(R) Index(2), which returned 6.76% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      In general, stock selection drove performance during the reporting period. The Fund's overweight position in energy stocks benefited from rising energy prices and was further strengthened by rising commodity prices. This was especially true of gold, which hit a 19-year high during the third quarter of 2005 and had a positive effect on gold mining stocks held in the Fund. Rising interest rates adversely affected financial stocks. However, the Fund was underweighted in financials compared to the benchmark, so negative impact was limited. One of our best-performing securities during the period was Paramount Resources, a Canadian energy company that benefited from the significant appreciation of natural gas that took place throughout the period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the reporting period, we trimmed a few of our energy holdings even though some companies remained attractive. However, based on our investment strategy of buying companies that are undervalued relative to the market based on earnings, we reduced the Fund's exposure to energy stocks. Despite this reduction, we ended the period overweighted in energy stocks compared to the benchmark.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although the Federal Reserve continues to raise interest rates in an effort to divert inflationary pressures from rising energy prices and increased economic costs in key areas such as health care, education, and housing, we believe that the Fund is well positioned for the possibility of inflation. Moving forward, we will continue to look for opportunities in stocks that are undervalued relative to the market.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of October 31, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Small/Mid Cap Value Fund, its predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. The Investor Class shares annual returns are substantially similar to what the Administrator Class shares returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND for periods prior to April 11, 2005 reflects the performance of the Investor Class shares of the Strong Small/Mid Cap Value Fund, its predecessor fund.

(2) Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

                                                                      6-Month*   10-Month*   1-Year   Life of Fund
                                                                      --------   ---------   ------   ------------
Small/Mid Cap Value Fund - Administrator (Incept. Date 04/11/2005)      20.26      10.82      24.23       13.15
Small/Mid Cap Value Fund - Investor (Incept. Date 03/28/2002)           20.03       8.45      23.89       13.06
Benchmark
   Russell Midcap(R) Index(2)                                           10.56       6.76      18.09       10.83

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.04
Price to Earnings (trailing 12 months)                                    30.49x
Price to Book Ratio                                                        2.02x
Median Market Cap. ($B)                                                $   0.74
Portfolio Turnover***                                                     80.22%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

*** THIS MEASURE IS BASED ON 10 MONTHS OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                        7%
Consumer Staples                                                              3%
Energy                                                                       23%
Financials                                                                    9%
Health Care                                                                  13%
Industrials                                                                  14%
Information Technology                                                       17%
Materials                                                                    13%
Telecommunication Services                                                    1%

TEN LARGEST EQUITY HOLDINGS (3),(4) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Global Industries Limited                                                  4.52%
Covalent Group Incorporated                                                3.67%
Allied Healthcare Products Incorporated                                    2.45%
Key Energy Services Incorporated                                           1.96%
KFx Incorporated                                                           1.81%
Randgold Resources Limited ADR                                             1.53%
Sun Microsystems Incorporated                                              1.51%
Endo Pharmaceuticals Holdings Incorporated                                 1.49%
Range Resources Corporation                                                1.37%
Petroleum Helicopters Incorporated                                         1.30%

--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(5) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                 WELLS FARGO ADVANTAGE
               SMALL/MID CAP VALUE FUND -
                    INVESTOR CLASS           RUSSELL MIDCAP(R) INDEX
               --------------------------    -----------------------
   3/31/2002              10000                      10000
                           9810                       9806
                           9660                       9695
                           8930                       9045
                           7640                       8163
                           7830                       8207
                           7020                       7450
  10/31/2002               7160                       7827
                           7680                       8370
                           7580                       8040
                           7470                       7878
                           7360                       7773
                           7280                       7850
                           7870                       8420
                           8920                       9191
                           9060                       9284
                           9600                       9590
                          10020                      10006
                           9960                       9881
  10/31/2003              10660                      10635
                          11090                      10933
                          12010                      11261
                          12320                      11588
                          12770                      11838
                          13020                      11840
                          12240                      11405
                          12400                      11688
                          12860                      12012
                          12110                      11487
                          11710                      11536
                          12640                      11911
  10/31/2004              12550                      12239
                          14000                      12985
                          14337                      13538
                          13881                      13203
                          14679                      13610
                          14038                      13503
                          12953                      13073
                          13421                      13699
                          14304                      14068
                          15325                      14809
                          15761                      14706
                          16186                      14901
  10/31/2005              15548                      14454

--------------------------------------------------------------------------------

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND INVESTOR CLASS shares for the life of the Fund with the Russell Midcap(R) Index.The chart assumes a hypothetical investment of $10,000 in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS                FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period (May 1, 2005 to October 31, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                         Beginning       Ending
                                                                          Account       Account         Expenses
                                                                           Value          Value       Paid During       Net Annual
                                                                         05/1/2005     10/31/2005       Period(1)     Expense Ratio
Wells Fargo Advantage Discovery Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Discovery Fund - Administrator Class
Actual                                                                  $ 1,000.00     $ 1,162.50       $ 4.20            0.77%

Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,021.32       $ 3.92            0.77%

Wells Fargo Advantage Discovery Fund - Investor Class
Actual                                                                  $ 1,000.00     $ 1,159.70       $ 7.57            1.39%

Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,018.20       $ 7.07            1.39%

Wells Fargo Advantage Enterprise Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Enterprise Fund - Administrator Class
Actual                                                                  $ 1,000.00     $ 1,136.70       $ 6.19            1.15%

Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,019.41       $ 5.85            1.15%

Wells Fargo Advantage Enterprise Fund - Advisor Class
Actual                                                                  $ 1,000.00     $ 1,135.90       $ 7.81            1.45%

Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,017.90       $ 7.37            1.45%

Wells Fargo Advantage Enterprise Fund - Institutional Class
Actual                                                                  $ 1,000.00     $ 1,138.20       $ 4.74            0.88%

Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,020.77       $ 4.48            0.88%

Wells Fargo Advantage Enterprise Fund - Investor Class
Actual                                                                  $ 1,000.00     $ 1,134.30       $ 8.88            1.65%

Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,016.89       $ 8.39            1.65%

FUND EXPENSES                WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                         Beginning       Ending
                                                                          Account       Account       Expenses
                                                                           Value         Value       Paid During       Net Annual
                                                                         05/1/2005     10/31/2005      Period(1)      Expense Ratio
Wells Fargo Advantage Mid Cap Disciplined Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Mid Cap Disciplined Fund - Administrator Class
Actual                                                                  $ 1,000.00     $ 1,105.00       $ 4.09            0.77%

Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,021.32       $ 3.92            0.77%

Wells Fargo Advantage Mid Cap Disciplined Fund - Institutional Class
Actual                                                                  $ 1,000.00     $ 1,106.50       $ 3.19            0.60%

Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,022.18       $ 3.06            0.60%

Wells Fargo Advantage Mid Cap Disciplined Fund - Investor Class
Actual                                                                  $ 1,000.00     $ 1,104.10       $ 7.11            1.34%

Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,018.45       $ 6.82            1.34%

Wells Fargo Advantage Opportunity Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Opportunity Fund - Administrator Class
Actual                                                                  $ 1,000.00     $ 1,089.70       $ 5.43            1.03%

Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,020.01       $ 5.24            1.03%

Wells Fargo Advantage Opportunity Fund - Advisor Class
Actual                                                                  $ 1,000.00     $ 1,089.10       $ 7.37            1.40%

Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,018.15       $ 7.12            1.40%

Wells Fargo Advantage Opportunity Fund - Investor Class
Actual                                                                  $ 1,000.00     $ 1,088.90       $ 7.16            1.36%

Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,018.35       $ 6.92            1.36%

Wells Fargo Advantage Small Cap Disciplined Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Disciplined Fund - Administrator Class
Actual                                                                  $ 1,000.00     $ 1,062.80       $ 4.37            0.84%

Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,020.97       $ 4.28            0.84%

Wells Fargo Advantage Small Cap Disciplined Fund - Institutional Class
Actual                                                                  $ 1,000.00     $ 1,064.20       $ 2.03            0.39%

Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,023.24       $ 1.99            0.39%

Wells Fargo Advantage Small Cap Disciplined Fund - Investor Class
Actual                                                                  $ 1,000.00     $ 1,060.80       $ 8.41            1.62%

Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,017.04       $ 8.24            1.62%

Wells Fargo Advantage Small/Mid Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Small/Mid Cap Value Fund - Administrator Class
Actual                                                                  $ 1,000.00     $ 1,202.60       $ 4.66            0.84%

Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,020.97       $ 4.28            0.84%

Wells Fargo Advantage Small/Mid Cap Value Fund - Investor Class
Actual                                                                  $ 1,000.00     $ 1,200.30       $ 9.43            1.70%

Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,016.64       $ 8.64            1.70%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT SIX-MONTH PERIOD DIVIDED BY 365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                           VALUE

COMMON STOCKS - 98.02%

AEROSPACE, DEFENSE - 1.43%
    160,800  BE AEROSPACE INCORPORATED+                          $    2,915,304
                                                                 --------------

AMUSEMENT & RECREATION SERVICES - 2.54%
     36,200  HARRAH'S ENTERTAINMENT INCORPORATED                      2,189,376
     81,000  LIFETIME FITNESS INCORPORATED+                           3,008,340

                                                                      5,197,716
                                                                 --------------

APPAREL & ACCESSORY STORES - 3.70%
     29,500  ABERCROMBIE & FITCH COMPANY CLASS A                      1,533,705
     21,000  CARTER'S INCORPORATED+                                   1,326,150
     71,500  CHICO'S FAS INCORPORATED+                                2,827,110
     89,600  DSW INCORPORATED+                                        1,865,472

                                                                      7,552,437
                                                                 --------------

BUSINESS SERVICES - 10.71%
    141,800  CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+               3,170,648
    131,800  COGENT INCORPORATED+                                     3,499,290
     78,100  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+              3,434,838
    103,200  COGNOS INCORPORATED+                                     3,873,096
      9,600  GLOBAL CASH ACCESS INCORPORATED+<<                         134,592
     45,400  IDX SYSTEMS CORPORATION+                                 1,969,906
     66,500  MONSTER WORLDWIDE INCORPORATED+                          2,181,865
    830,548  OPENTV CORPORATION CLASS A+<<                            1,976,704
     42,200  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                871,430
     43,500  TNS INCORPORATED+                                          764,730

                                                                     21,877,099
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 2.76%
    141,142  DIGENE CORPORATION+                                      4,262,488
    101,600  INTERMUNE INCORPORATED+                                  1,381,760

                                                                      5,644,248
                                                                 --------------

COMMUNICATIONS - 8.69%
     80,200  ADTRAN INCORPORATED                                      2,426,050
    161,700  AMERICAN TOWER CORPORATION CLASS A+                      3,856,545
    336,900  DOBSON COMMUNICATIONS CORPORATION+                       2,456,001
     73,400  EQUINIX INCORPORATED+                                    2,707,726
     76,102  NII HOLDINGS INCORPORATED+                               6,310,378

                                                                     17,756,700
                                                                 --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.15%
    205,100  QUANTA SERVICES INCORPORATED+                            2,356,599
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.07%
    189,400  WILLIAMS COMPANIES INCORPORATED                          4,223,620
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                           VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 8.91%
    221,100  ARRIS GROUP INCORPORATED+                           $    1,828,497
     39,670  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED             3,961,446
     81,900  MARVELL TECHNOLOGY GROUP LIMITED+                        3,800,979
    167,100  MEMC ELECTRONIC MATERIALS INCORPORATED+                  2,997,774
     95,300  NETWORK APPLIANCE INCORPORATED+                          2,607,408
    107,700  TESSERA TECHNOLOGIES INCORPORATED+                       3,004,830

                                                                     18,200,934
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
SERVICES - 1.10%
     54,800  GEN-PROBE INCORPORATED+                                  2,238,032
                                                                 --------------

HEALTH SERVICES - 3.27%
     84,490  COMMUNITY HEALTH SYSTEMS+                                3,135,424
     19,300  PEDIATRIX MEDICAL GROUP INCORPORATED+                    1,487,258
     37,600  PSYCHIATRIC SOLUTIONS INCORPORATED+                      2,056,720

                                                                      6,679,402
                                                                 --------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
CONTRACTS - 1.06%
     76,951  FOSTER WHEELER LIMITED+<<                                2,176,174
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.25%
    131,150  HILTON HOTELS CORPORATION                                2,550,868
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.12%
     69,500  GAMESTOP CORPORATION CLASS A+                            2,465,860
     98,200  GRANT PRIDECO INCORPORATED+                              3,818,998
     93,100  NETGEAR INCORPORATED+                                    1,820,105
    121,300  SCIENTIFIC GAMES CORPORATION CLASS A+                    3,634,148
     90,400  UNOVA INCORPORATED+<<                                    2,802,400

                                                                     14,541,511
                                                                 --------------

INSURANCE CARRIERS - 3.78%
    110,300  ENDURANCE SPECIALTY HOLDINGS LIMITED                     3,657,548
     49,400  PACIFICARE HEALTH SYSTEMS INCORPORATED+                  4,068,584

                                                                      7,726,132
                                                                 --------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.12%
      6,400  CORRECTIONS CORPORATION OF AMERICA                         255,232
                                                                 --------------

LEATHER & LEATHER PRODUCTS - 1.24%
     78,700  COACH INCORPORATED+                                      2,532,566
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 7.71%
     35,600  AFFYMETRIX INCORPORATED+                                 1,617,308
    120,900  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+          1,976,715
     44,130  DENTSPLY INTERNATIONAL INCORPORATED                      2,433,328
    173,250  EV3 INCORPORATED+<<                                      2,597,018
     46,100  HAEMONETICS CORPORATION+                                 2,233,545
     39,700  MENTOR CORPORATION                                       1,786,500
     60,200  METTLER-TOLEDO INTERNATIONAL INCORPORATED+               3,106,320

                                                                     15,750,734
                                                                 --------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                           VALUE

MEDICAL MANAGEMENT SERVICES - 1.56%
     58,900  COVENTRY HEALTH CARE INCORPORATED+                  $    3,180,011
                                                                 --------------

METAL MINING - 3.00%
     70,000  GLAMIS GOLD LIMITED+<<                                   1,485,400
     99,400  GOLDCORP INCORPORATED                                    1,984,024
    167,100  PAN AMERICAN SILVER CORPORATION+                         2,655,219

                                                                      6,124,643
                                                                 --------------

MISCELLANEOUS RETAIL - 3.75%
    269,864  MARVEL ENTERTAINMENT INCORPORATION+                      4,749,606
     36,000  MICHAELS STORES INCORPORATED                             1,190,880
     73,239  PETSMART INCORPORATED                                    1,721,117

                                                                      7,661,603
                                                                 --------------

MOTION PICTURES - 1.35%
    288,470  LIONS GATE ENTERTAINMENT CORPORATION+<<                  2,769,312
                                                                 --------------

OIL & GAS EXTRACTION - 6.37%
     53,000  CANADIAN NATURAL RESOURCES LIMITED                       2,184,130
    153,400  CHESAPEAKE ENERGY CORPORATION                            4,924,140
     46,200  EDGE PETROLEUM CORPORATION+                              1,119,426
     61,350  PIONEER DRILLING COMPANY+<<                              1,050,926
     83,500  TODCO+                                                   3,736,625

                                                                     13,015,247
                                                                 --------------

PRIMARY METAL INDUSTRIES - 1.59%
     68,800  PRECISION CASTPARTS CORPORATION                          3,258,368
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.60%
     20,700  CARBO CERAMICS INCORPORATED                              1,224,612
                                                                 --------------

THEATERS & ENTERTAINMENT - 2.41%
    267,700  REGAL ENTERTAINMENT GROUP CLASS A                        4,933,711
                                                                 --------------

TRANSPORTATION EQUIPMENT - 3.15%
     60,300  AUTOLIV INCORPORATED                                     2,590,488
    209,900  GENCORP INCORPORATED+                                    3,849,566

                                                                      6,440,054
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 4.34%
     70,000  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+               2,786,700
     57,000  DEAN FOODS COMPANY+                                      2,060,550
    149,500  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+              4,024,540

                                                                      8,871,790
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 1.29%
    104,100  CYTYC CORPORATION+                                       2,638,935
                                                                 --------------

TOTAL COMMON STOCKS (COST $173,432,845)                             200,293,594
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                  VALUE
COLLATERAL FOR SECURITIES LENDING - 3.72%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.22%
    300,000   SCUDDER DAILY ASSETS MONEY MARKET FUND                                     $     300,000
    161,398   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                  161,398

                                                                                               461,398
                                                                                         -------------

PRINCIPAL                                             INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.50%
$ 7,150,000   MORGAN STANLEY REPURCHASE AGREEMENT
              (MATURITY VALUE $7,150,798)                 4.02%          11/01/2005          7,150,000
                                                                                         -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,611,398)                                    7,611,398
                                                                                         -------------

SHARES
SHORT-TERM INVESTMENTS - 2.58%
  5,274,783   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                    5,274,783
                                                                                         -------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,274,783)                                               5,274,783
                                                                                         -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $186,319,026)*                                           104.32%                   $ 213,179,775
OTHER ASSETS AND LIABILITIES, NET                               (4.32)                      (8,823,539)
                                                               ------                    -------------
TOTAL NET ASSETS                                               100.00%                   $ 204,356,236
                                                               ------                    -------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,274,783.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $187,159,534 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

           GROSS UNREALIZED APPRECIATION                       $31,771,745
           GROSS UNREALIZED DEPRECIATION                        (5,751,505)
                                                               -----------
           NET UNREALIZED APPRECIATION (DEPRECIATION)          $26,020,240

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                          VALUE

COMMON STOCKS - 97.00%

AEROSPACE, DEFENSE - 1.52%
     181,700  BE AEROSPACE INCORPORATED+                         $    3,294,221
                                                                 --------------

AMUSEMENT & RECREATION SERVICES - 0.58%
      20,800  HARRAH'S ENTERTAINMENT INCORPORATED                     1,257,984
                                                                 --------------

APPAREL & ACCESSORY STORES - 3.31%
      32,000  ABERCROMBIE & FITCH COMPANY CLASS A                     1,663,680
      41,400  ANN TAYLOR STORES CORPORATION+                          1,004,778
      25,000  CARTER'S INCORPORATED+                                  1,578,750
      74,000  CHICO'S FAS INCORPORATED+                               2,925,960

                                                                      7,173,168
                                                                 --------------

BUSINESS SERVICES - 10.13%
     146,615  CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+              3,278,311
     177,100  COGENT INCORPORATED+                                    4,702,005
      96,700  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+             4,252,866
      94,000  COGNOS INCORPORATED+                                    3,527,820
      11,200  GLOBAL CASH ACCESS INCORPORATED+<<                        157,024
     159,490  JUNIPER NETWORKS INCORPORATED+                          3,720,902
      70,300  MONSTER WORLDWIDE INCORPORATED+                         2,306,543

                                                                     21,945,471
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 4.39%
      24,000  ALBERTO-CULVER COMPANY CLASS B                          1,041,840
      71,449  DIGENE CORPORATION+                                     2,157,760
      30,455  GENZYME CORPORATION+                                    2,201,896
      87,000  GILEAD SCIENCES INCORPORATED+                           4,110,750

                                                                      9,512,246
                                                                 --------------

COMMUNICATIONS - 8.33%

      84,700  ADTRAN INCORPORATED                                     2,562,175
     166,200  AMERICAN TOWER CORPORATION CLASS A+                     3,963,870
     272,800  DOBSON COMMUNICATIONS CORPORATION+                      1,988,712
      77,700  EQUINIX INCORPORATED+                                   2,866,353
      80,180  NII HOLDINGS INCORPORATED+                              6,648,526

                                                                     18,029,636
                                                                 --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.51%
      96,400  QUANTA SERVICES INCORPORATED+                           1,107,636
                                                                 --------------

DEPOSITORY INSTITUTIONS - 1.34%
      67,400  MARSHALL & ILSLEY CORPORATION                           2,895,504
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.19%
     212,700  WILLIAMS COMPANIES INCORPORATED                         4,743,210
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                           VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 10.05%
     223,300  ARRIS GROUP INCORPORATED+                          $    1,846,691
      79,400  BROADCOM CORPORATION CLASS A+                           3,371,324
      41,890  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED            4,183,136
      79,700  MARVELL TECHNOLOGY GROUP LIMITED+                       3,698,877
     137,860  MEMC ELECTRONIC MATERIALS INCORPORATED+                 2,473,208
     148,100  NETWORK APPLIANCE INCORPORATED+                         4,052,016
      76,500  TESSERA TECHNOLOGIES INCORPORATED+                      2,134,350

                                                                     21,759,602
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
SERVICES - 2.40%
      55,800  GEN-PROBE INCORPORATED+                                 2,278,872
      62,600  QUEST DIAGNOSTICS INCORPORATED                          2,924,046

                                                                      5,202,918
                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.63%
      50,700  WM. WRIGLEY JR. COMPANY                                 3,523,650
                                                                 --------------

HEALTH SERVICES - 1.42%
      53,950  COMMUNITY HEALTH SYSTEMS+                               2,002,085
      13,800  PEDIATRIX MEDICAL GROUP INCORPORATED+                   1,063,428

                                                                      3,065,513
                                                                 --------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
CONTRACTS - 1.42%
     108,818  FOSTER WHEELER LIMITED+<<                               3,077,373
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.16%
      60,200  MARRIOTT INTERNATIONAL INCORPORATED CLASS A             3,589,124
      17,000  STATION CASINOS INCORPORATED                            1,089,700

                                                                      4,678,824
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.09%
     129,300  GRANT PRIDECO INCORPORATED+                             5,028,477
     129,000  SCIENTIFIC GAMES CORPORATION CLASS A+                   3,864,840
      68,900   UNOVA INCORPORATED+                                    2,135,900

                                                                     11,029,217
                                                                 --------------

INSURANCE CARRIERS - 5.68%
     117,600  ENDURANCE SPECIALTY HOLDINGS LIMITED                    3,899,616
      68,810  WELLPOINT INCORPORATED+                                 5,138,731
       5,400  WHITE MOUNTAIN INSURANCE GROUP<<                        3,266,460

                                                                     12,304,807
                                                                 --------------

LEATHER & LEATHER PRODUCTS - 1.19%
      79,840   COACH INCORPORATED+                                     2,569,251
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 5.01%
      24,400  AFFYMETRIX INCORPORATED+                                1,108,492
     127,700  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+         2,087,895
      46,570  DENTSPLY INTERNATIONAL INCORPORATED                     2,567,870
      41,800  MENTOR CORPORATION                                      1,881,000
      62,100  METTLER-TOLEDO INTERNATIONAL INCORPORATED+              3,204,360

                                                                     10,849,617
                                                                 --------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                           VALUE

MEDICAL MANAGEMENT SERVICES - 1.93%
      77,450  COVENTRY HEALTH CARE INCORPORATED+                 $    4,181,525
                                                                 --------------

METAL MINING - 3.83%
      74,700  GLAMIS GOLD LIMITED+<<                                  1,585,134
     179,900  GOLDCORP INCORPORATED                                   3,590,804
     196,400  PAN AMERICAN SILVER CORPORATION+<<                      3,120,796

                                                                      8,296,734
                                                                 --------------

MISCELLANEOUS RETAIL - 2.31%
     221,157  MARVEL ENTERTAINMENT INCORPORATION+                     3,892,363
      47,622  PETSMART INCORPORATED                                   1,119,117

                                                                      5,011,480
                                                                 --------------

OIL & GAS EXTRACTION - 7.08%
      82,200  CANADIAN NATURAL RESOURCES LIMITED                      3,387,462
     141,510  CHESAPEAKE ENERGY CORPORATION                           4,542,471
      86,300  TODCO+                                                  3,861,925
      61,500  TRANSOCEAN INCORPORATED+                                3,535,635

                                                                     15,327,493
                                                                 --------------

PRIMARY METAL INDUSTRIES - 1.56%
      71,100  PRECISION CASTPARTS CORPORATION                         3,367,296
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.67%
      24,600  CARBO CERAMICS INCORPORATED                             1,455,336
                                                                 --------------

THEATERS & ENTERTAINMENT - 2.34%
     275,100  REGAL ENTERTAINMENT GROUP CLASS A                       5,070,093
                                                                 --------------

TRANSPORTATION BY AIR - 0.71%
      96,400  SOUTHWEST AIRLINES COMPANY                              1,543,364
                                                                 --------------

TRANSPORTATION EQUIPMENT - 1.77%
      63,400  AUTOLIV INCORPORATED                                    2,723,664
      15,500  TEXTRON INCORPORATED                                    1,116,620

                                                                      3,840,284
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 5.15%
      82,300  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+              3,276,363
     102,800  DEAN FOODS COMPANY+                                     3,716,220
     154,500  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+             4,159,140

                                                                     11,151,723
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 1.30%
     111,100  CYTYC CORPORATION+                                      2,816,385
                                                                 --------------

TOTAL COMMON STOCKS (COST $189,793,591)                             210,081,561
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 3.46%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.21%
     325,000  SCUDDER DAILY ASSETS MONEY MARKET FUND                    325,000
     124,450  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND           124,450

                                                                        449,450
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                          INTEREST RATE   MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 3.25%
$  7,050,000    MORGAN STANLEY REPURCHASE AGREEMENT
                (MATURITY VALUE $7,050,787)                                4.02%         11/01/2005    $   7,050,000
                                                                                                       -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,499,450)                                                  7,499,450
                                                                                                       -------------
SHARES

SHORT-TERM INVESTMENTS - 3.04%
   6,573,517  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                  6,573,517
                                                                                                       -------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,573,517)                                                             6,573,517
                                                                                                       -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $203,866,558)*                                          103.50%                                  $ 224,154,528
OTHER ASSETS AND LIABILITIES, NET                              (3.50)                                     (7,577,254)
                                                              ------                                   -------------
TOTAL NET ASSETS                                              100.00%                                  $ 216,577,274
                                                              ------                                   -------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,573,517.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $204,344,605 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

           GROSS UNREALIZED APPRECIATION                   $ 26,722,765
           GROSS UNREALIZED DEPRECIATION                     (6,912,842)
                                                           ------------
           NET UNREALIZED APPRECIATION (DEPRECIATION)      $ 19,809,923

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                           VALUE

COMMON STOCKS - 92.83%

AMUSEMENT & RECREATION SERVICES - 2.54%
    815,000   WESTWOOD ONE INCORPORATED                            $ 15,077,500
    227,800   WORLD WRESTLING ENTERTAINMENT INCORPORATED              2,904,450

                                                                     17,981,950
                                                                   ------------

BUSINESS SERVICES - 4.55%
    470,000   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED<<       13,145,900
    810,000   ELECTRONIC DATA SYSTEMS CORPORATION<<                  18,881,100
      5,000   SYMANTEC CORPORATION+<<                                   119,250
      5,000   UNISYS CORPORATION+                                        25,550

                                                                     32,171,800
                                                                   ------------

CHEMICALS & ALLIED PRODUCTS - 3.09%
      2,000   BIOGEN IDEC INCORPORATED+                                  81,260
      3,000   CHIRON CORPORATION+                                       132,420
    620,000   IMCLONE SYSTEMS INCORPORATED+                          21,514,000
      5,000   PROTEIN DESIGN LABS INCORPORATED+                         140,100

                                                                     21,867,780
                                                                   ------------

COMMUNICATIONS - 12.70%
    780,000   CLEAR CHANNEL COMMUNICATIONS INCORPORATED              23,727,600
  1,740,000   CUMULUS MEDIA INCORPORATED CLASS A+                    21,158,400
      1,658   EMMIS COMMUNICATIONS CORPORATION CLASS A+                  32,447
    325,000   IAC INTERACTIVECORP+<<                                  8,320,000
  1,605,000   RADIO ONE INCORPORATED CLASS D+                        18,939,000
  2,890,000   SPANISH BROADCASTING SYSTEM INCORPORATED+              17,629,000

                                                                     89,806,447
                                                                   ------------

DEPOSITORY INSTITUTIONS - 2.11%
    800,000   FIRST FINANCIAL BANCORP<<                              14,944,000
                                                                   ------------

ELECTRIC, GAS & SANITARY SERVICES - 6.18%
      5,000   CENTERPOINT ENERGY INCORPORATED<<                          66,200
      1,000   DTE ENERGY COMPANY                                         43,200
    615,000   KEYSPAN CORPORATION                                    21,260,550
      2,000   NISOURCE INCORPORATED                                      47,300
    755,000   WASTE MANAGEMENT INCORPORATED<<                        22,280,050

                                                                     43,697,300
                                                                   ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
SERVICES - 0.04%
     25,000   BEARINGPOINT INCORPORATED+                                175,500
     10,000   SERVICEMASTER COMPANY                                     125,800

                                                                        301,300
                                                                   ------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

FOOD & KINDRED PRODUCTS - 14.51%
      5,000   CAMPBELL SOUP COMPANY                                $    145,500
  1,260,000   COCA-COLA ENTERPRISES INCORPORATED                     23,814,000
    740,000   CONAGRA FOODS INCORPORATED                             17,219,800
  2,949,000   DEL MONTE FOODS COMPANY+                               31,200,420
  1,840,000   HERCULES INCORPORATED+                                 20,497,600
    425,000   SARA LEE CORPORATION                                    7,586,250
     61,000   SMITHFIELD FOODS INCORPORATED+                          1,804,380
     20,000   TYSON FOODS INCORPORATED CLASS A                          356,000

                                                                    102,623,950
                                                                   ------------

FOOD STORES - 7.34%
  2,850,000   KONINKLIJKE AHOLD NV+                                  19,878,717
  1,610,000   KROGER COMPANY+                                        32,039,000

                                                                     51,917,717
                                                                   ------------

FURNITURE & FIXTURES - 0.02%
      5,000   NEWELL RUBBERMAID INCORPORATED                            114,950
                                                                   ------------

HEALTH SERVICES - 0.01%
      2,000   TRIAD HOSPITALS INCORPORATED+                              82,260
                                                                   ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 12.16%
      5,000   AGCO CORPORATION+                                          79,950
    445,000   COOPER CAMERON CORPORATION+<<                          32,809,850
    468,400   FMC TECHNOLOGIES INCORPORATED+<<                       17,077,864
    355,000   NATIONAL-OILWELL VARCO INCORPORATED+                   22,176,850
    530,000   PALL CORPORATION                                       13,864,800

                                                                     86,009,314
                                                                   ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.01%
      3,500   USI HOLDINGS CORPORATION+                                  46,025
                                                                   ------------

INSURANCE CARRIERS - 5.05%
      2,000   CONSECO INCORPORATED+                                      40,600
      1,000   LOEWS CORPORATION                                          92,980
    673,100   OHIO CASUALTY CORPORATION<<                            18,362,168
     10,000   SAFECO CORPORATION                                        557,000
    670,000   SCOTTISH RE GROUP LIMITED                              16,448,500
      5,000   ST. PAUL COMPANIES INCORPORATED                           225,150

                                                                     35,726,398
                                                                   ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 5.53%
    690,000   BOSTON SCIENTIFIC CORPORATION+<<                       17,332,800
      5,000   MILLIPORE CORPORATION+<<                                  306,100
    580,000   RAYTHEON COMPANY                                       21,431,000

                                                                     39,069,900
                                                                   ------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

METAL MINING - 4.93%
      2,000   ANGLOGOLD ASHANTI LIMITED ADR<<                      $     78,200
    558,000   BARRICK GOLD CORPORATION<<                             14,089,500
    270,000   GOLD FIELDS LIMITED ADR<<                               3,564,000
      2,000   NEWMONT MINING CORPORATION                                 85,200
    855,000   PLACER DOME INCORPORATED                               17,057,250

                                                                     34,874,150
                                                                   ------------

OIL & GAS EXTRACTION - 1.03%
      1,000   DEVON ENERGY CORPORATION                                   60,380
    559,400   HANOVER COMPRESSOR COMPANY+                             7,193,884

                                                                      7,254,264
                                                                   ------------

PAPER & ALLIED PRODUCTS - 3.44%
    115,000   INTERNATIONAL PAPER COMPANY                             3,355,700
    800,000   MEADWESTVACO CORPORATION                               20,976,000

                                                                     24,331,700
                                                                   ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 4.59%
        900   PLAYBOY ENTERPRISES INCORPORATED CLASS B
                (NON-VOTING)+                                            13,626
  2,115,000   READER'S DIGEST ASSOCIATION INCORPORATED               32,401,800

                                                                     32,415,426
                                                                   ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 2.12%
    510,000   CABOT MICROELECTRONICS CORPORATION+                    14,994,000
                                                                   ------------

TRANSPORTATION SERVICES - 0.87%
    325,000   EXPEDIA INCORPORATED+                                   6,106,750
                                                                   ------------

WHOLESALE TRADE-DURABLE GOODS - 0.01%
      5,000   PSS WORLD MEDICAL INCORPORATED+                            69,650
                                                                   ------------

TOTAL COMMON STOCKS (COST $630,039,771)                             656,407,031
                                                                   ------------

COLLATERAL FOR SECURITIES LENDING - 3.16%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.39%
  2,000,000   SCUDDER DAILY ASSETS MONEY MARKET FUND                  2,000,000
    740,906   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND           740,906

                                                                      2,740,906
                                                                   ------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                           INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 2.77%
$ 2,000,000   AQUIFER FUNDING LIMITED                      3.88%         11/04/2005      $  1,999,340
  2,000,000   ATOMIUM FUNDING CORPORATION                  3.94          11/18/2005         1,996,220
  1,000,000   BHP BILLITON FINANCE (USA) LIMITED           3.80          11/03/2005           999,780
  2,000,000   BUCKINGHAM CDO, LLC                          4.05          12/02/2005         1,993,040
  2,000,000   CONCORD MINUTEMEN CAPITAL COMPANY
                 (SERIES B)                                3.88          11/08/2005         2,000,000
  2,000,000   CORPORATE ASSET SECURITIZATION
                 AUSTRALIA LIMITED                         3.88          11/07/2005         1,998,660
  2,000,000   EUREKA SECURITIZATION INCORPORATED           3.96          12/07/2005         1,991,920
  1,000,000   KLIO II FUNDING CORPORATION                  4.03          12/01/2005           996,660
  1,000,000   LIBERTY STREET FUNDING CORPORATION           3.81          11/04/2005           999,670
  1,600,000   MORGAN STANLEY REPURCHASE AGREEMENT
                 (MATURITY VALUE $1,600,179)               4.02          11/01/2005         1,600,000
  2,000,000   NATEXIS BANQUE POPULAIRES                    3.81          12/13/2005         2,000,000
  1,000,000   PREMIUM ASSET TRUST, SERIES 2001-2,
                 US0003M + 35BPS                           4.34          03/28/2006         1,002,240

                                                                                           19,577,530
                                                                                         ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $22,318,436)                                 22,318,436
                                                                                         ------------

SHARES
SHORT-TERM INVESTMENTS - 8.27%
 58,519,683   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                  58,519,683
                                                                                         ------------
TOTAL SHORT-TERM INVESTMENTS (COST $58,519,683)                                            58,519,683
                                                                                         ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $710,877,890)*                      104.26%                                        $737,245,150
OTHER ASSETS AND LIABILITIES, NET          (4.26)                                         (30,133,337)
                                          ------                                         ------------
TOTAL NET ASSETS                          100.00%                                        $707,111,813
                                          ------                                         ------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $58,519,683.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $711,383,649 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                   $55,616,138
         GROSS UNREALIZED DEPRECIATION                   (29,754,637)
                                                         -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)      $25,861,501

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCKS - 90.33%

APPAREL & ACCESSORY STORES - 3.02%
  1,495,000   GAP INCORPORATED                                     $ 25,833,600
  1,165,000   NORDSTROM INCORPORATED                                 40,367,250

                                                                     66,200,850
                                                                   ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.66%
  1,825,000   AUTONATION INCORPORATED+                               36,281,000
                                                                   ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
DEALERS - 1.15%
    415,000   LOWE'S COMPANIES INCORPORATED                          25,219,550
                                                                   ------------

BUSINESS SERVICES - 14.19%
  2,045,000   CADENCE DESIGN SYSTEMS INCORPORATED+<<                 32,679,100
  1,955,000   CNET NETWORKS INCORPORATED+                            26,568,450
    643,000   COMPUTER SCIENCES CORPORATION+<<                       32,953,750
    530,000   DST SYSTEMS INCORPORATED+<<                            29,743,600
  1,290,000   IMS HEALTH INCORPORATED                                29,966,700
  2,730,000   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+           28,200,900
    334,000   OMNICOM GROUP INCORPORATED                             27,708,640
  1,870,000   RED HAT INCORPORATED+                                  43,421,400
  5,200,000   SUN MICROSYSTEMS INCORPORATED+                         20,800,000
  1,737,400   UNISYS CORPORATION+<<                                   8,878,114
  1,260,000   VERISIGN INCORPORATED+                                 29,773,800

                                                                    310,694,454
                                                                   ------------

CHEMICALS & ALLIED PRODUCTS - 4.34%
    620,000   ALBERTO-CULVER COMPANY CLASS B                         26,914,200
    417,500   MEDICIS PHARMACEUTICAL CORPORATION CLASS A             12,316,250
    795,000   PRAXAIR INCORPORATED                                   39,280,950
    593,200   PROTEIN DESIGN LABS INCORPORATED+<<                    16,621,464

                                                                     95,132,864
                                                                   ------------

COMMUNICATIONS - 6.98%
  1,435,000   CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+            35,588,000
  1,145,000   COMCAST CORPORATION CLASS A+<<                         31,384,450
  1,755,000   DIRECTV GROUP INCORPORATED+                            24,956,100
    575,000   IAC INTERACTIVECORP+<<                                 14,720,000
    721,000   SPRINT NEXTEL CORPORATION                              16,806,510
    575,300   UNITED STATES CELLULAR CORPORATION+                    29,340,300

                                                                    152,795,360
                                                                   ------------

DEPOSITORY INSTITUTIONS - 1.12%
    772,500   MELLON FINANCIAL CORPORATION                           24,480,525
                                                                   ------------

ELECTRIC, GAS & SANITARY SERVICES - 2.64%
  1,355,000   NISOURCE INCORPORATED                                  32,045,750
    875,000   WASTE MANAGEMENT INCORPORATED                          25,821,250

                                                                     57,867,000
                                                                   ------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 4.59%
  2,355,000   CELESTICA INCORPORATED+<<                            $ 22,513,800
  1,600,000   MOLEX INCORPORATED CLASS A                             38,224,000
  3,610,000   SANMINA-SCI CORPORATION+                               13,176,500
  2,345,000   VISHAY INTERTECHNOLOGY INCORPORATED+<<                 26,592,300

                                                                    100,506,600
                                                                   ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
SERVICES - 1.47%
  1,225,000   ACCENTURE LIMITED CLASS A                              32,229,750
                                                                   ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT - 1.30%
    334,600   ILLINOIS TOOL WORKS INCORPORATED                       28,360,696
                                                                   ------------

FOOD & KINDRED PRODUCTS - 0.56%
    650,000   COCA-COLA ENTERPRISES INCORPORATED<<                   12,285,000
                                                                   ------------

FORESTRY - 1.26%
    435,000   WEYERHAEUSER COMPANY                                   27,552,900
                                                                   ------------

GENERAL MERCHANDISE STORES - 3.08%
    660,000   TARGET CORPORATION                                     36,755,400
  1,430,000   TJX COMPANIES INCORPORATED                             30,787,900

                                                                     67,543,300
                                                                   ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.40%
    650,000   AMERICAN STANDARD COMPANIES INCORPORATED               24,726,000
  1,060,000   PALL CORPORATION                                       27,729,600

                                                                     52,455,600
                                                                   ------------

INSURANCE CARRIERS - 5.75%
    618,000   ACE LIMITED                                            32,197,800
    365,000   AMBAC FINANCIAL GROUP INCORPORATED                     25,874,850
    400,700   MGIC INVESTMENT CORPORATION                            23,737,468
    319,100   RENAISSANCERE HOLDINGS LIMITED<<                       12,077,935
    500,000   XL CAPITAL LIMITED CLASS A                             32,030,000

                                                                    125,918,053
                                                                   ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 3.82%
    765,000   BIOMET INCORPORATED                                    26,644,950
    527,000   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+          29,775,500
    755,000   WATERS CORPORATION+                                    27,331,000

                                                                     83,751,450
                                                                   ------------

METAL MINING - 1.18%
    380,000   BARRICK GOLD CORPORATION                                9,595,000
    330,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B    16,308,600

                                                                     25,903,600
                                                                   ------------

MISCELLANEOUS RETAIL - 2.76%
  1,315,000   DOLLAR TREE STORES INCORPORATED+                       28,351,400
  1,410,000   STAPLES INCORPORATED                                   32,049,300

                                                                     60,400,700
                                                                   ------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                             VALUE

MOTION PICTURES - 1.12%
 3,088,000   LIBERTY MEDIA CORPORATION CLASS A+                   $  24,611,360
                                                                  -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.55%
 1,745,000   J.B. HUNT TRANSPORT SERVICES INCORPORATED               33,870,450
                                                                  -------------

OIL & GAS EXTRACTION - 12.54%
   681,000   APACHE CORPORATION                                      43,468,230
   655,000   DEVON ENERGY CORPORATION                                39,548,900
   985,000   ENSCO INTERNATIONAL INCORPORATED                        44,906,150
 1,300,000   GLOBALSANTAFE CORPORATION                               57,915,000
   410,000   TRANSOCEAN INCORPORATED+<<                              23,570,900
 1,040,000   WEATHERFORD INTERNATIONAL LIMITED+                      65,104,000

                                                                    274,513,180
                                                                  -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.57%
   525,000   CONOCOPHILLIPS                                          34,324,500
                                                                  -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.32%
   605,000   E.W. SCRIPPS COMPANY CLASS A                            27,709,000
   735,000   TRIBUNE COMPANY                                         23,159,850

                                                                     50,868,850
                                                                  -------------

SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES - 1.48%
 1,538,000   AMERITRADE HOLDING CORPORATION+<<                       32,344,140
                                                                  -------------

TEXTILE MILL PRODUCTS - 1.27%
   355,000   MOHAWK INDUSTRIES INCORPORATED+<<                       27,707,750
                                                                  -------------

TRANSPORTATION EQUIPMENT - 1.35%
   425,000   MAGNA INTERNATIONAL INCORPORATED CLASS A<<              29,631,000
                                                                  -------------

TRANSPORTATION SERVICES - 1.21%
 1,407,000   EXPEDIA INCORPORATED+                                   26,437,530
                                                                  -------------

WHOLESALE TRADE-DURABLE GOODS - 1.27%
   415,000   W.W. GRAINGER INCORPORATED                              27,796,700
                                                                  -------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.38%
   360,000   NIKE INCORPORATED CLASS B<<                             30,258,000
                                                                  -------------

TOTAL COMMON STOCKS (COST $1,534,012,955)                         1,977,942,712
                                                                  -------------

INVESTMENT COMPANIES - 4.20%

MUTUAL FUNDS - 4.20%
   135,000   BIOTECH HOLDRS TRUST                                    26,086,050
   600,000   ISHARES S&P SMALLCAP 600 INDEX FUND                     33,408,000
   255,000   MIDCAP SPDR TRUST SERIES 1                              32,512,500

                                                                     92,006,550
                                                                  -------------

TOTAL INVESTMENT COMPANIES (COST $73,815,678)                        92,006,550
                                                                  -------------

RIGHTS - 0.00%
   566,000   SEAGATE TECHNOLOGY RIGHTS+(a)                                    0

TOTAL RIGHTS (COST $0)                                                        0
                                                                  -------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                   VALUE
COLLATERAL FOR SECURITIES LENDING - 3.75%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.36%
  5,000,000   SCUDDER DAILY ASSETS MONEY MARKET FUND                                     $    5,000,000
  2,896,899   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                 2,896,899

                                                                                              7,896,899
                                                                                         --------------

PRINCIPAL                                             INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.39%
$ 4,000,000   AQUIFER FUNDING LIMITED                      3.88%         11/04/2005           3,998,680
  4,000,000   ATOMIUM FUNDING CORPORATION                  3.94          11/18/2005           3,992,440
  1,000,000   BHP BILLITON FINANCE (USA) LIMITED           3.80          11/03/2005             999,780
  5,000,000   BUCKINGHAM CDO, LLC                          4.05          12/02/2005           4,982,600
  3,500,000   CONCORD MINUTEMEN CAPITAL COMPANY
                 SERIES B                                  3.88          11/08/2005           3,500,000
  2,750,000   CONCORD MINUTEMEN CAPITAL COMPANY
                 SERIES B                                  3.88          11/07/2006           2,750,000
  4,000,000   CORPORATE ASSET SECURITIZATION
                 AUSTRALIA LIMITED                         3.88          11/07/2005           3,997,320
 33,000,000   DEUTSCHE BANK REPURCHASE AGREEMENT
                 (MATURITY VALUE $33,003,713)              4.05          11/01/2005          33,000,000
  4,000,000   EUREKA SECURITIZATION  INCORPORATED          3.96          12/07/2005           3,983,840
  4,000,000   KLIO II FUNDING CORPORATION                  4.03          12/01/2005           3,986,640
  2,000,000   LEHMAN BROTHERS HOLDINGS INCORPORATED        4.11          03/16/2006           2,000,000
  4,000,000   NATEXIS BANQUE POPULAIRES                    3.81          12/13/2005           4,000,000
  3,000,000   PREMIUM ASSET TRUST, SERIES 2001-2,
                 US 0003M + 35BPS                          4.34          03/28/2006           3,006,720

                                                                                             74,198,020
                                                                                         --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $82,094,919)                                   82,094,919
                                                                                         --------------

SHARES
SHORT-TERM INVESTMENTS - 5.50%
120,465,836   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                   120,465,836
                                                                                         --------------
TOTAL SHORT-TERM INVESTMENTS (COST $120,465,836)                                            120,465,836
                                                                                         --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,810,389,388)*                          103.78%                                  $2,272,510,017
OTHER ASSETS AND LIABILITIES, NET                (3.78)                                     (82,811,790)
                                                ------                                   --------------
TOTAL NET ASSETS                                100.00%                                  $2,189,698,227
                                                ------                                   --------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $120,465,836.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,822,152,323 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                 $  560,128,988
         GROSS UNREALIZED DEPRECIATION                   (109,771,294)
                                                       --------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)    $  450,357,694

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

COMMON STOCKS - 95.80%

AMUSEMENT & RECREATION SERVICES - 5.27%
    480,000   LAKES ENTERTAINMENT INCORPORATED+                    $  4,488,000
     87,000   WESTWOOD ONE INCORPORATED                               1,609,500
    246,500   WORLD WRESTLING ENTERTAINMENT INCORPORATED              3,142,875

                                                                      9,240,375
                                                                   ------------

APPAREL & ACCESSORY STORES - 0.45%
     58,000   SYMS CORPORATION                                          789,960
                                                                   ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS - 1.09%
     22,700   RUSSELL CORPORATION                                       307,131
    100,000   TOMMY HILFIGER CORPORATION+                             1,610,000

                                                                      1,917,131
                                                                   ------------

BUSINESS SERVICES - 3.96%
    305,200   CIBER INCORPORATED+                                     1,947,176
     80,000   MIDWAY GAMES INCORPORATED+                              1,494,400
    255,000   OPEN TEXT CORPORATION+                                  3,490,950
      4,000   S1 CORPORATION+                                            17,560

                                                                      6,950,086
                                                                   ------------

CHEMICALS & ALLIED PRODUCTS - 3.11%
        700   CAMBREX CORPORATION                                        13,356
    138,000   IMCLONE SYSTEMS INCORPORATED+                           4,788,600
      2,000   LUBRIZOL CORPORATION                                       83,180
        772   MGI PHARMA INCORPORATED+<<                                 14,483
    325,900   XOMA LIMITED+<<                                           554,030

                                                                      5,453,649
                                                                   ------------

COMMUNICATIONS - 9.59%
    395,000   CUMULUS MEDIA INCORPORATED CLASS A+                     4,803,200
      8,000   EMMIS COMMUNICATIONS CORPORATION CLASS A+                 156,560
    488,000   MASTEC INCORPORATED+                                    4,972,720
    161,000   RADIO ONE INCORPORATED CLASS D+                         1,899,800
    375,000   REGENT COMMUNICATIONS INCORPORATED+                     1,901,250
    505,100   SPANISH BROADCASTING SYSTEM INCORPORATED+               3,081,110

                                                                     16,814,640
                                                                   ------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.50%
    285,000   COMFORT SYSTEMS USA INCORPORATED+                       2,422,500
      9,800   LAYNE CHRISTENSEN COMPANY+                                206,290

                                                                      2,628,790
                                                                   ------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

DEPOSITORY INSTITUTIONS - 2.48%
      7,900   ACE CASH EXPRESS INCORPORATED+                       $    162,029
      3,800   CITIZENS FIRST BANCORP INCORPORATED                        80,522
      1,300   FIRST COMMONWEALTH FINANCIAL CORPORATION                   17,121
    200,000   FIRST FINANCIAL BANCORP                                 3,736,000
      3,000   FIRST INDIANA CORPORATION<<                               104,880
      3,800   NBT BANCORP INCORPORATED                                   90,212
        600   PEOPLES BANCORP INCORPORATED                               17,244
      2,200   UMB FINANCIAL CORPORATION<<                               147,356

                                                                      4,355,364
                                                                   ------------

EATING & DRINKING PLACES - 1.36%
    239,200   BUCA INCORPORATED+                                      1,392,144
    107,000   RUBIO'S RESTAURANTS INCORPORATED+<<                     1,000,450

                                                                      2,392,594
                                                                   ------------

ELECTRIC, GAS & SANITARY SERVICES - 1.10%
     49,000   CASELLA WASTE SYSTEMS INCORPORATED CLASS A+               623,280
     25,000   CLEAN HARBORS INCORPORATED+                               847,500
      9,600   IDACORP INCORPORATED                                      277,152
      5,800   OTTER TAIL CORPORATION                                    173,130

                                                                      1,921,062
                                                                   ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 3.47%
    770,000   C-COR INCORPORATED+                                     4,104,100
    225,000   FUELCELL ENERGY INCORPORATED+                           1,971,000

                                                                      6,075,100
                                                                   ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
SERVICES - 2.10%
    546,100   DIVERSA CORPORATION+                                    2,921,635
     60,000   TRIMERIS INCORPORATED+                                    764,400

                                                                      3,686,035
                                                                   ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT - 0.58%
     31,000   VALMONT INDUSTRIES INCORPORATED                         1,009,670
                                                                   ------------

FOOD & KINDRED PRODUCTS - 10.12%
    260,000   AMERICAN ITALIAN PASTA COMPANY CLASS A<<                1,677,000
    125,000   CAL-MAINE FOODS INCORPORATED                              763,750
    210,000   COCA-COLA ENTERPRISES INCORPORATED                      3,969,000
    430,000   DEL MONTE FOODS COMPANY+                                4,549,400
    175,000   GALAXY NUTRITIONAL FOODS INCORPORATED+<<                  274,750
    365,000   HERCULES INCORPORATED+                                  4,066,100
    177,300   MONTEREY GOURMET FOODS INCORPORATED+                      762,390
     30,500   TASTY BAKING COMPANY                                      247,050
    712,500   VERMONT PURE HOLDINGS LIMITED+                          1,439,250

                                                                     17,748,690
                                                                   ------------

FOOD STORES - 1.21%
    190,000   WILD OATS MARKETS INCORPORATED+                         2,112,800
                                                                   ------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                            VALUE

HEALTH SERVICES - 3.28%
  1,690,000   HOOPER HOLMES INCORPORATED                           $  4,884,100
    234,200   RADIOLOGIX INCORPORATED+                                  873,566

                                                                      5,757,666
                                                                   ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.88%
    230,600   MTR GAMING GROUP INCORPORATED+                          1,545,020
                                                                   ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.09%
    120,000   AGCO CORPORATION+                                       1,918,800
    145,000   FMC TECHNOLOGIES INCORPORATED+                          5,286,700
    185,000   INFOCUS CORPORATION+                                      592,000
     13,600   PLANAR SYSTEMS INCORPORATED+                              121,312
     49,800   ROBBINS & MYERS INCORPORATED                            1,075,182
      6,000   TENNANT COMPANY                                           261,300
    230,000   ULTRATECH INCORPORATED+                                 3,169,400

                                                                     12,424,694
                                                                   ------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.78%
    198,200   CRAWFORD & COMPANY CLASS A (NON-VOTING)                 1,391,364
    131,000   USI HOLDINGS CORPORATION+                               1,722,650

                                                                      3,114,014
                                                                   ------------

INSURANCE CARRIERS - 5.45%
    175,000   OHIO CASUALTY CORPORATION                               4,774,000
    195,000   SCOTTISH RE GROUP LIMITED                               4,787,250

                                                                      9,561,250
                                                                   ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 7.98%
      4,900   HERLEY INDUSTRIES INCORPORATED+                            82,859
    901,000   ORTHOLOGIC CORPORATION+                                 2,901,220
    113,000   VITAL SIGNS INCORPORATED                                5,308,740
  1,279,400   VIVUS INCORPORATED+                                     4,209,226
     60,000   ZOLL MEDICAL CORPORATION+                               1,489,200

                                                                     13,991,245
                                                                   ------------

METAL MINING - 7.66%
    278,000   GLAMIS GOLD LIMITED+<<                                  5,899,160
    404,000   GOLD FIELDS LIMITED ADR<<                               5,332,800
    110,000   GOLDCORP INCORPORATED                                   2,195,600

                                                                     13,427,560
                                                                   ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.59%
    115,000   LYDALL INCORPORATED+                                    1,030,400
                                                                   ------------

MISCELLANEOUS RETAIL - 2.80%
    400,000   ACTION PERFORMANCE COMPANIES INCORPORATED               4,904,000
                                                                   ------------

MOTION PICTURES - 1.29%
    400,000   NEW FRONTIER MEDIA INCORPORATED+                        2,260,000
                                                                   ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.08%
      3,600   FINANCIAL FEDERAL CORPORATION                             137,448
                                                                   ------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                   VALUE
PAPER & ALLIED PRODUCTS - 0.24%
     55,300   BUCKEYE TECHNOLOGIES INCORPORATED+                                         $      414,750
                                                                                         --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 5.78%
    260,000   PLAYBOY ENTERPRISES INCORPORATED CLASS B (NON-VOTING)+                          3,936,400
    405,000   READER'S DIGEST ASSOCIATION INCORPORATED                                        6,204,600

                                                                                             10,141,000
                                                                                         --------------

RETAIL, TRADE & SERVICES - 0.13%
     17,000   STRIDE RITE CORPORATION                                                           221,340
                                                                                         --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 3.02%
    180,000   CABOT MICROELECTRONICS CORPORATION+                                             5,292,000
                                                                                         --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.36%
    102,700   BIOSCRIP INCORPORATED+                                                            616,200
        500   GREEN MOUNTAIN COFFEE ROASTERS INCORPORATED+                                       21,005

                                                                                                637,205
                                                                                         --------------

TOTAL COMMON STOCKS (COST $165,067,919)                                                     167,955,538
                                                                                         --------------

COLLATERAL FOR SECURITIES LENDING - 6.62%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.33%
    400,000   SCUDDER DAILY ASSETS MONEY MARKET FUND                                            400,000
    171,234   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                   171,234

                                                                                                571,234
                                                                                         --------------

PRINCIPAL                                             INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 6.29%
$11,035,000   MORGAN STANLEY REPURCHASE AGREEMENT
              (MATURITY VALUE $11,036,232)                  4.02%        11/01/2005          11,035,000
                                                                                         --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,606,234)                                   11,606,234
                                                                                         --------------

SHARES
SHORT-TERM INVESTMENTS - 4.62%
  8,095,865   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                     8,095,865
                                                                                         --------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,095,865)                                                8,095,865
                                                                                         --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $184,770,018)*                            107.04%                                  $  187,657,637
OTHER ASSETS AND LIABILITIES, NET                (7.04)                                     (12,341,497)
                                                ------                                   --------------
TOTAL NET ASSETS                                100.00%                                  $  175,316,140
                                                ------                                   --------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,095,865.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $184,770,827 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                 $ 16,578,348
         GROSS UNREALIZED DEPRECIATION                  (13,691,538)
                                                       ------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)    $  2,886,810

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                            VALUE

COMMON STOCKS - 93.40%

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.46%
     11,785  LITHIA MOTORS INCORPORATED CLASS A                    $    321,023
                                                                   ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.31%
      5,460  RYDER SYSTEM INCORPORATED                                  216,598
                                                                   ------------

BUSINESS SERVICES - 8.87%
    145,515  3COM CORPORATION+                                          560,233
     30,690  ABM INDUSTRIES INCORPORATED                                607,048
     86,325  EMBARCADERO TECHNOLOGIES INCORPORATED+                     671,609
     21,900  IMS HEALTH INCORPORATED                                    508,737
      7,350  IPASS INCORPORATED+                                         40,425
     40,970  KFORCE INCORPORATED+                                       442,476
     80,000  KFX INCORPORATED+                                        1,165,600
     61,060  MOBIUS MANAGEMENT SYSTEMS INCORPORATED+                    406,049
     14,400  MONEYGRAM INTERNATIONAL INCORPORATED                       349,920
    243,405  SUN MICROSYSTEMS INCORPORATED+                             973,620
     24,492  VIGNETTE CORPORATION+                                      406,812

                                                                      6,132,529
                                                                   ------------

CHEMICALS & ALLIED PRODUCTS - 3.39%
     28,780  NOVEN PHARMACEUTICALS INCORPORATED+                        405,510
     45,235  ORASURE TECHNOLOGIES INCORPORATED+                         498,037
     55,860  POLYONE CORPORATION+                                       322,312
    148,780  REVLON INCORPORATED CLASS A+                               437,413
     13,175  RPM INTERNATIONAL INCORPORATED                             245,319
     66,060  WELLMAN INCORPORATED                                       432,033

                                                                      2,340,624
                                                                   ------------

COMMUNICATIONS - 2.38%
    122,780  CINCINNATI BELL INCORPORATED+                              486,209
     28,895  GRUPO RADIO CENTRO S.A. DE C.V. ADR+                       209,489
     90,980  LIGHTBRIDGE INCORPORATED+                                  736,938
     25,115  PREMIERE GLOBAL SERVICES INCORPORATED+                     212,975

                                                                      1,645,611
                                                                   ------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.28%
     22,820  CHICAGO BRIDGE & IRON COMPANY NV                           508,886
     38,555  MATRIX SERVICE COMPANY+                                    378,996

                                                                        887,882
                                                                   ------------

CONSUMER SERVICES - 0.91%
     68,005  EMDEON CORPORATION+                                        625,646
                                                                   ------------

DEPOSITORY INSTITUTIONS - 1.23%
      5,980  COMMUNITY BANCORP+                                         195,187
     28,330  FIRST SECURITY GROUP INCORPORATED                          278,767
     11,565  MIDWEST BANC HOLDINGS INCORPORATED                         259,519
      9,675  PACIFIC PREMIER BANCORP INCORPORATED+                      117,067

                                                                        850,540
                                                                   ------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                            VALUE

EATING & DRINKING PLACES - 0.87%
      4,040  CALIFORNIA PIZZA KITCHEN INCORPORATED+                $    129,320
     14,570  DARDEN RESTAURANTS INCORPORATED                            472,360

                                                                        601,680
                                                                   ------------

ELECTRIC, GAS & SANITARY SERVICES - 0.35%
     20,225  EL PASO CORPORATION                                        239,869
                                                                   ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 9.46%
     56,945  C-COR INCORPORATED+                                        303,517
     28,185  CATAPULT COMMUNICATIONS CORPORATION+                       515,504
     65,875  CELESTICA INCORPORATED+                                    629,765
     69,985  EVANS & SUTHERLAND COMPUTER CORPORATION+                   404,513
     95,690  GRAFTECH INTERNATIONAL LIMITED+                            468,881
     55,745  KEMET CORPORATION+                                         385,756
     87,870  MCDATA CORPORATION+                                        387,507
     14,645  MEMC ELECTRONIC MATERIALS INCORPORATED+                    262,731
     45,150  MICRON TECHNOLOGY INCORPORATED+                            586,499
    237,395  MRV COMMUNICATIONS INCORPORATED+                           458,172
    174,080  NORTEL NETWORKS CORPORATION+                               565,760
     21,385  OSI SYSTEMS INCORPORATED+                                  354,991
     23,320  RICHARDSON ELECTRONICS LIMITED                             193,789
    101,985  SILICON STORAGE TECHNOLOGY INCORPORATED+                   515,024
     90,230  STATS CHIPPAC LIMITED ADR+                                 506,190

                                                                      6,538,599
                                                                   ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
RELATED SERVICES - 1.46%
     29,190  CV THERAPEUTICS INCORPORATED+                              731,501
     10,470  WATSON WYATT & COMPANY HOLDINGS                            277,455

                                                                      1,008,956
                                                                   ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT - 0.70%
     15,535  CRANE COMPANY                                              480,964
                                                                   ------------

FOOD & KINDRED PRODUCTS - 2.16%
     20,335  DEL MONTE FOODS COMPANY+                                   215,144
     24,825  HERCULES INCORPORATED+                                     276,551
      8,380  MOLSON COORS BREWING COMPANY                               517,046
     14,030  SANDERSON FARMS INCORPORATED                               484,175

                                                                      1,492,916
                                                                   ------------

HEALTH SERVICES - 0.82%
     13,970  GENESIS HEALTHCARE CORPORATION+                            566,903
                                                                   ------------

HOLDING & OTHER INVESTMENT OFFICES - 1.94%
     53,015  AFFORDABLE RESIDENTIAL COMMUNITIES                         529,620
     44,725  DISCOVERY HOLDING COMPANY+                                 630,175
     11,890  UNITED MOBILE HOMES INCORPORATED                           181,917

                                                                      1,341,712
                                                                   ------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                            VALUE

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.52%
     21,470  EMPIRE RESORTS INCORPORATED+                          $     84,806
     12,825  ISLE OF CAPRI CASINOS INCORPORATED+                        272,916

                                                                        357,722
                                                                   ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.12%
    307,290  CRAY INCORPORATED+                                         362,602
     29,030  PALL CORPORATION                                           759,425
     10,995  UNOVA INCORPORATED+                                        340,845

                                                                      1,462,872
                                                                   ------------

INSURANCE CARRIERS - 4.30%
     13,043  EMC INSURANCE GROUP INCORPORATED                           241,296
     12,630  ENDURANCE SPECIALTY HOLDINGS LIMITED                       418,811
      4,405  MERCURY GENERAL CORPORATION                                266,282
     56,205  NORTH POINTE HOLDINGS CORPORATION+                         633,992
     10,555  NYMAGIC INCORPORATED                                       258,597
     17,735  PXRE GROUP LIMITED                                         191,538
    103,070  QUANTA CAPITAL HOLDINGS LIMITED+                           444,232
     38,590  SEABRIGHT INSURANCE HOLDINGS INCORPORATED+                 514,791

                                                                      2,969,539
                                                                   ------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.47%
     14,836  GEO GROUP INCORPORATED+                                    324,018
                                                                   ------------

LEATHER & LEATHER PRODUCTS - 0.94%
     42,957  BAKERS FOOTWEAR GROUP INCORPORATED+                        650,799
                                                                   ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.60%
    311,893  ALLIED HEALTHCARE PRODUCTS INCORPORATED+                 1,575,060
     40,860  CREDENCE SYSTEMS CORPORATION+                              314,622
     54,000  INPUT OUTPUT INCORPORATED+                                 414,720
     20,655  SYNOVIS LIFE TECHNOLOGIES INCORPORATED+                    186,101

                                                                      2,490,503
                                                                   ------------

MEMBERSHIP ORGANIZATIONS - 0.48%
    194,700  INTEGRATED ELECTRICAL SERVICES+                            332,937
                                                                   ------------

METAL MINING - 6.34%
     35,710  APEX SILVER MINES LIMITED+                                 547,077
     17,255  GLAMIS GOLD LIMITED+                                       366,151
     18,000  GOLDCORP INCORPORATED                                      359,280
     23,395  HARMONY GOLD MINING COMPANY LIMITED ADR                    244,478
      9,635  INCO LIMITED                                               387,520
      7,315  IPSCO INCORPORATED                                         518,414
     13,915  NEWMONT MINING CORPORATION                                 592,779
     72,230  RANDGOLD RESOURCES LIMITED ADR+                            983,772
     44,715  SOUTHWESTERN RESOURCES CORPORATION+                        369,123
      1,800  SOUTHWESTERN RESOURCES CORPORATION 144A+                    14,859

                                                                      4,383,453
                                                                   ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
FUELS - 0.00%
        760  QUADRA MINING LIMITED                                        3,217
                                                                   ------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                            VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.76%
     21,525  ACCO BRANDS CORPORATION+                              $    523,273
                                                                   ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.53%
     21,880  COVENANT TRANSPORT INCORPORATED CLASS A+                   233,022
      7,390  WERNER ENTERPRISES INCORPORATED                            132,429

                                                                        365,451
                                                                   ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.86%
     22,645  FIRST CASH FINANCIAL SERVICES INCORPORATED+                593,978
                                                                   ------------

OIL & GAS EXTRACTION - 16.74%
     19,445  CANADIAN NATURAL RESOURCES LIMITED                         801,328
      6,020  FOREST OIL CORPORATION+                                    262,954
    228,550  GLOBAL INDUSTRIES LIMITED+                               2,904,870
     60,370  GREY WOLF INCORPORATED+                                    463,642
      8,005  HELMERICH & PAYNE INCORPORATED                             443,477
     93,275  KEY ENERGY SERVICES INCORPORATED+                        1,259,212
     30,280  MCMORAN EXPLORATION COMPANY+                               513,852
     52,955  NEWPARK RESOURCES INCORPORATED+                            428,936
      2,100  NOBLE ENERGY INCORPORATED                                   84,105
     17,765  PETROHAWK ENERGY CORPORATION+                              219,575
     28,375  PETROQUEST ENERGY INCORPORATED+                            275,521
      6,940  PIONEER NATURAL RESOURCES COMPANY                          347,347
     11,115  PRIDE INTERNATIONAL INCORPORATED+                          311,998
     24,660  RANGE RESOURCES CORPORATION                                880,115
     13,025  ROWAN COMPANIES INCORPORATED+                              429,695
    310,845  SEITEL INCORPORATED+                                       488,027
      4,165  TRANSOCEAN INCORPORATED+                                   239,446
     33,405  TRILOGY ENERGY TRUST                                       682,751
     34,445  WILLBROS GROUP INCORPORATED+                               537,686

                                                                     11,574,537
                                                                   ------------

PAPER & ALLIED PRODUCTS - 0.32%
     20,075  WAUSAU PAPER CORPORATION                                   219,821
                                                                   ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.78%
     14,105  ASHLAND INCORPORATED                                       754,758
     10,115  MURPHY OIL CORPORATION                                     473,888

                                                                      1,228,646
                                                                   ------------

PRIMARY METAL INDUSTRIES - 3.05%
     36,310  ENCORE WIRE CORPORATION+                                   783,207
     24,735  OREGON STEEL MILLS INCORPORATED+                           628,022
     14,895  ROANOKE ELECTRIC STEEL CORPORATION                         326,349
     10,210  UNITED STATES STEEL CORPORATION                            372,971

                                                                      2,110,549
                                                                   ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.29%
      7,065  E.W. SCRIPPS COMPANY CLASS A                               323,577
     40,120  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                567,698

                                                                        891,275
                                                                   ------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                            VALUE

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.44%
     61,075  CONSTAR INTERNATIONAL INCORPORATED+                   $    122,150
     62,025  INTERTAPE POLYMER GROUP INCORPORATED+                      490,618
     42,140  ROYAL GROUP TECHNOLOGIES LIMITED+                          384,317

                                                                        997,085
                                                                   ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
SERVICES - 0.91%
     51,170  MARKETAXCESS HOLDINGS INCORPORATED+                        631,438
                                                                   ------------

SOCIAL SERVICES - 0.65%
     57,690  ABB LIMITED ADR+                                           449,405
                                                                   ------------

TRANSPORTATION BY AIR - 2.11%
     37,735  AIRTRAN HOLDINGS INCORPORATED+                             564,516
      1,930  PETROLEUM HELICOPTERS INCORPORATED+                         62,049
     27,505  PETROLEUM HELICOPTERS INCORPORATED (NON-VOTING)+           835,052

                                                                      1,461,617
                                                                   ------------

TRANSPORTATION EQUIPMENT - 1.05%
     11,815  SEQUA CORPORATION CLASS A+                                 728,985
                                                                   ------------

TRANSPORTATION SERVICES - 0.47%
     27,430  RAILAMERICA INCORPORATED+                                  325,046
                                                                   ------------

WHOLESALE TRADE-DURABLE GOODS - 3.95%
  1,061,520  COVALENT GROUP INCORPORATED+**                           2,356,574
     69,090  US HOME SYSTEMS INCORPORATED+                              373,086

                                                                      2,729,660
                                                                   ------------

WHOLESALE TRADE NON-DURABLE GOODS - 2.13%
     35,590  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                958,083
     50,805  SOURCE INTERLINK COMPANIES INCORPORATED+                   517,195

                                                                      1,475,278
                                                                   ------------
TOTAL COMMON STOCKS (COST $61,916,491)                               64,573,156
                                                                   ------------

SHORT-TERM INVESTMENTS - 8.84%
  6,112,384  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++              6,112,384
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,112,384)                        6,112,384
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $68,028,875)*                             101.80%            $ 70,685,540
OTHER ASSETS AND LIABILITIES, NET                (1.80)              (1,546,631)
                                                ------             ------------
TOTAL NET ASSETS                                100.00%            $ 69,138,909
                                                ======             ============

+     NON-INCOME EARNING SECURITIES.

** INVESTMENTS IN AFFILIATES REPRESENTING 5% OR MORE OF THE OUTSTANDING VOTING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,112,384.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $68,648,939 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                     $ 5,273,150
         GROSS UNREALIZED DEPRECIATION                      (3,236,550)
                                                           -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)        $ 2,036,600

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS                                             STRIKE PRICE    EXPIRATION DATE       VALUE
WRITTEN OPTIONS - (0.44%)
        (5)   CALIFORNIA PIZZA KITCHEN INCORPORATED
              CALL+                                     $ 30.00         01/21/2006       $     (1,600)
       (20)   CANADIAN NATURAL RESOURCES CALL+            40.00         12/17/2005             (7,000)
        (5)   CANADIAN NATURAL RESOURCES CALL+            45.00         12/17/2005               (625)
       (40)   CANADIAN NATURAL RESOURCES CALL+            50.00         12/17/2005             (1,800)
       (60)   CV THERAPEUTICS INCORPORATED CALL+          30.00         01/21/2006             (5,100)
       (30)   ENCORE WIRE CORPORATION CALL+               15.00         02/18/2006            (20,100)
       (20)   FOREST OIL CORPORATION CALL+                45.00         11/19/2005             (2,700)
       (10)   FOREST OIL CORPORATION CALL+                40.00         01/21/2006             (5,800)
       (10)   FOREST OIL CORPORATION CALL+                45.00         01/21/2006             (3,000)
        (5)   FOREST OIL CORPORATION CALL+                50.00         01/21/2006               (650)
       (30)   GLAMIS GOLD LIMITED CALL+                   22.50         11/19/2005             (1,200)
      (300)   GLOBAL INDUSTRIES, LIMITED CALL+            12.50         12/17/2005            (28,500)
      (300)   GLOBAL INDUSTRIES, LIMITED CALL+            15.00         12/17/2005             (4,500)
       (25)   HELMERICH & PAYNE INCORPORATED CALL+        50.00         12/17/2005            (14,500)
       (25)   HELMERICH & PAYNE INCORPORATED CALL+        55.00         12/17/2005             (6,750)
       (15)   HELMERICH & PAYNE INCORPORATED CALL+        60.00         12/17/2005             (1,875)
       (20)   IPSCO INCORPORATED CALL+                    65.00         11/22/2005            (13,000)
       (13)   IPSCO INCORPORATED CALL+                    60.00         12/17/2005            (15,210)
      (500)   KFX INCORPORATED CALL+                      15.00         12/17/2005            (57,500)
      (200)   KFX INCORPORATED CALL+                      17.50         12/17/2005            (11,000)
      (100)   KFX INCORPORATED CALL+                      20.00         12/17/2005             (2,500)
       (25)   MEMC ELECTRONIC MATERIALS
              INCORPORATED CALL+                          20.00         11/22/2005               (500)
       (75)   MEMC ELECTRONIC MATERIALS
              INCORPORATED CALL+                          17.50         12/17/2005            (10,125)
       (25)   MEMC ELECTRONIC MATERIALS
              INCORPORATED CALL+                          17.50         01/21/2006             (4,750)
       (60)   MICRON TECHNOLOGY INCORPORATED CALL+        12.50         01/21/2006             (8,460)
       (10)   NEWMONT MINING CORPORATION CALL+            47.50         11/19/2005               (200)
       (65)   NEWMONT MINING CORPORATION CALL+            47.50         12/17/2005             (4,550)
       (10)   NEWMONT MINING CORPORATION CALL+            50.00         12/17/2005               (350)
       (10)   NOBLE ENERGY INCORPORATED CALL+             35.00         11/19/2005             (5,200)
       (10)   NOBLE ENERGY INCORPORATED CALL+             42.50         11/19/2005               (800)
       (60)   ORASURE TECHNOLOGIES INCORPORATED
              CALL+                                       10.00         01/21/2006            (10,500)
       (20)   OREGON STEEL MILLS INCORPORATED CALL+       22.50         11/22/2005             (6,000)
       (40)   OREGON STEEL MILLS INCORPORATED CALL+       22.50         12/17/2005            (14,400)
       (50)   PETROQUEST ENERGY INCORPORATED CALL+        10.00         11/19/2005             (2,500)
       (20)   PRIDE INTERNATIONAL INCORPORATED
              CALL+                                       25.00         01/21/2006             (8,400)
       (10)   PRIDE INTERNATIONAL INCORPORATED
              CALL+                                       30.00         01/21/2006             (1,400)
       (20)   UNITED STATES STEEL CORPORATION CALL+       45.00         11/19/2005               (100)
       (50)   UNITED STATES STEEL CORPORATION CALL+       35.00         01/21/2006            (19,450)
       (10)   UNITED STATES STEEL CORPORATION CALL+       50.00         01/21/2006               (220)
        (5)   UNOVA INCORPORATED CALL+                    35.00         03/18/2006             (1,025)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(399,334))                                         (303,840)
                                                                                         ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        STATEMENTS OF ASSETS AND LIABILITIES -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

                                                                                                 DISCOVERY           ENTERPRISE
                                                                                                      FUND                 FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE .....................................................  $      200,293,594   $      210,081,561
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..........................................           7,611,398            7,499,450
  INVESTMENTS IN AFFILIATES ..........................................................           5,274,783            6,573,517
                                                                                        ------------------   ------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...................................         213,179,775          224,154,528
                                                                                        ------------------   ------------------
  CASH ...............................................................................                   0                    0
  RECEIVABLE FOR FUND SHARES ISSUED ..................................................             278,721               73,344
  RECEIVABLE FOR INVESTMENTS SOLD ....................................................           1,987,565            4,911,942
  RECEIVABLES FOR DIVIDENDS AND INTEREST .............................................              19,632               30,617
  RECEIVABLE FOR SWAPS/SPREAD LOCKS ..................................................                   0                    0
                                                                                        ------------------   ------------------
TOTAL ASSETS .........................................................................         215,465,693          229,170,431
                                                                                        ------------------   ------------------
LIABILITIES
  OPTIONS WRITTEN, AT VALUE ..........................................................                   0                    0
  PAYABLE FOR FUND SHARES REDEEMED ...................................................             486,164              298,810
  PAYABLE FOR INVESTMENTS PURCHASED ..................................................           2,742,024            4,499,368
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..............................             181,941              193,838
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ............................              47,070               45,269
  PAYABLE FOR SECURITIES LOANED (NOTE 2) .............................................           7,611,398            7,499,450
  ACCRUED EXPENSES AND OTHER LIABILITIES .............................................              40,860               56,422
                                                                                        ------------------   ------------------
TOTAL LIABILITIES ....................................................................          11,109,457           12,593,157
                                                                                        ------------------   ------------------
TOTAL NET ASSETS .....................................................................  $      204,356,236   $      216,577,274
                                                                                        ==================   ==================
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ....................................................................  $      163,419,865   $      452,438,670
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........................................                   0                    0
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................          14,075,622         (256,149,366)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
    TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ..........          26,860,749           20,287,970
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS, AND
    SHORT SALES ......................................................................                   0                    0
                                                                                        ------------------   ------------------
TOTAL NET ASSETS .....................................................................  $      204,356,236   $      216,577,274
                                                                                        ==================   ==================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - ADMINISTRATOR CLASS ...................................................  $        5,042,934   $        3,290,154
  SHARES OUTSTANDING - ADMINISTRATOR CLASS ...........................................             241,425              126,785
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .................  $            20.89   $            25.95
  NET ASSETS - ADVISOR CLASS .........................................................                 N/A   $        1,429,781
  SHARES OUTSTANDING - ADVISOR CLASS .................................................                 N/A               55,927
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS .......................                 N/A   $            25.57
  NET ASSETS - INSTITUTIONAL CLASS ...................................................                 N/A   $       15,780,071
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ...........................................                 N/A              608,115
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .................                 N/A   $            25.95
  NET ASSETS - INVESTOR CLASS ........................................................  $      199,313,302   $      196,077,268
  SHARES OUTSTANDING - INVESTOR CLASS ................................................           9,561,968            7,709,945
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ......................  $            20.84   $            25.43
                                                                                        ------------------   ------------------
INVESTMENTS AT COST ..................................................................  $      186,319,026   $      203,866,558
                                                                                        ==================   ==================
SECURITIES ON LOAN, AT MARET VALUE ...................................................  $        7,417,976   $        7,331,334
                                                                                        ==================   ==================
PREMIUMS RECEIVED ON WRITTEN OPTIONS .................................................  $                0   $                0
                                                                                        ==================   ==================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                   MID CAP
                                                                                               DISCIPLINED          OPPORTUNITY
                                                                                                      FUND                 FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE .....................................................  $      656,407,031   $    2,069,949,262
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..........................................          22,318,436           82,094,919
  INVESTMENTS IN AFFILIATES ..........................................................          58,519,683          120,465,836
                                                                                        ------------------   ------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...................................         737,245,150        2,272,510,017
                                                                                        ------------------   ------------------
  CASH ...............................................................................                   0            1,051,122
  RECEIVABLE FOR FUND SHARES ISSUED ..................................................           1,641,125              568,419
  RECEIVABLE FOR INVESTMENTS SOLD ....................................................              42,153           39,985,451
  RECEIVABLES FOR DIVIDENDS AND INTEREST .............................................             699,340            1,526,030
  RECEIVABLE FOR SWAPS/SPREAD LOCKS ..................................................                   0              548,669
                                                                                        ------------------   ------------------
TOTAL ASSETS .........................................................................         739,627,768        2,316,189,708
                                                                                        ------------------   ------------------
LIABILITIES
  OPTIONS WRITTEN, AT VALUE ..........................................................                   0                    0
  PAYABLE FOR FUND SHARES REDEEMED ...................................................           2,094,258            4,176,227
  PAYABLE FOR INVESTMENTS PURCHASED ..................................................           7,255,712           38,204,816
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..............................             619,536            1,279,752
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ............................             126,449              465,396
  PAYABLE FOR SECURITIES LOANED (NOTE 2) .............................................          22,318,436           82,094,919
  ACCRUED EXPENSES AND OTHER LIABILITIES .............................................             101,564              270,371
                                                                                        ------------------   ------------------
TOTAL LIABILITIES ....................................................................          32,515,955          126,491,481
                                                                                        ------------------   ------------------
TOTAL NET ASSETS .....................................................................  $      707,111,813   $    2,189,698,227
                                                                                        ==================   ==================
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ....................................................................  $      577,751,239   $    1,521,138,363
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........................................             222,549             (548,670)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................         102,770,765          206,439,236
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
    TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ..........          26,367,260          462,120,629
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS, AND SHORT
    SALES ............................................................................                   0              548,669
                                                                                        ------------------   ------------------
TOTAL NET ASSETS .....................................................................  $      707,111,813   $    2,189,698,227
                                                                                        ==================   ==================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - ADMINISTRATOR CLASS ...................................................          54,344,063   $      131,101,924
  SHARES OUTSTANDING - ADMINISTRATOR CLASS ...........................................           2,337,424            2,753,881
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .................  $            23.25   $            47.61
  NET ASSETS - ADVISOR CLASS .........................................................                 N/A   $      119,986,301
  SHARES OUTSTANDING - ADVISOR CLASS .................................................                 N/A            2,576,656
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS .......................                 N/A   $            46.57
  NET ASSETS - INSTITUTIONAL CLASS ...................................................  $      116,867,350                  N/A
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ...........................................           5,019,283                  N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .................  $            23.28                  N/A
  NET ASSETS - INVESTOR CLASS ........................................................  $      535,900,400   $    1,938,610,002
  SHARES OUTSTANDING - INVESTOR CLASS ................................................          23,072,873           40,991,990
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ......................  $            23.23   $            47.29
                                                                                        ------------------   ------------------
INVESTMENTS AT COST ..................................................................  $      710,877,890   $    1,810,389,388
                                                                                        ==================   ==================
SECURITIES ON LOAN, AT MARET VALUE ...................................................          21,015,241   $       80,074,139
                                                                                        ==================   ==================
PREMIUMS RECEIVED ON WRITTEN OPTIONS .................................................                   0   $                0
                                                                                        ==================   ==================

                                                                                                 SMALL CAP            SMALL/MID
                                                                                               DISCIPLINED            CAP VALUE
                                                                                                      FUND                 FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE .....................................................  $      167,955,538   $       64,573,156
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..........................................          11,606,234                    0
  INVESTMENTS IN AFFILIATES ..........................................................           8,095,865            6,112,384
                                                                                        ------------------   ------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...................................         187,657,637           70,685,540
                                                                                        ------------------   ------------------
  CASH ...............................................................................                   0                    0
  RECEIVABLE FOR FUND SHARES ISSUED ..................................................           1,431,006              762,240
  RECEIVABLE FOR INVESTMENTS SOLD ....................................................                   0              665,470
  RECEIVABLES FOR DIVIDENDS AND INTEREST .............................................              55,748               38,277
  RECEIVABLE FOR SWAPS/SPREAD LOCKS ..................................................                   0                    0
                                                                                        ------------------   ------------------
TOTAL ASSETS .........................................................................         189,144,391           72,151,527
                                                                                        ------------------   ------------------
LIABILITIES
  OPTIONS WRITTEN, AT VALUE ..........................................................                   0              303,840
  PAYABLE FOR FUND SHARES REDEEMED ...................................................             254,879                7,047
  PAYABLE FOR INVESTMENTS PURCHASED ..................................................           1,710,791            2,611,391
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..............................             188,875               58,374
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ............................              38,060               15,793
  PAYABLE FOR SECURITIES LOANED (NOTE 2) .............................................          11,606,234                    0
  ACCRUED EXPENSES AND OTHER LIABILITIES .............................................              29,412               16,173
                                                                                        ------------------   ------------------
TOTAL LIABILITIES ....................................................................          13,828,251            3,012,618
                                                                                        ------------------   ------------------
TOTAL NET ASSETS .....................................................................  $      175,316,140   $       69,138,909
                                                                                        ------------------   ------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ....................................................................  $      162,200,727   $       65,210,941
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........................................                   0              (20,967)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................          10,227,794            1,196,832
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
    TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ..........           2,887,619            2,656,609
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS, AND SHORT
    SALES ............................................................................                   0               95,494
                                                                                        ------------------   ------------------
TOTAL NET ASSETS .....................................................................  $      175,316,140   $       69,138,909
                                                                                        ==================   ==================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - ADMINISTRATOR CLASS ...................................................           1,141,015   $       31,612,633
  SHARES OUTSTANDING - ADMINISTRATOR CLASS ...........................................              70,992            2,157,148
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .................  $            16.07   $            14.65
  NET ASSETS - ADVISOR CLASS .........................................................                 N/A                  N/A
  SHARES OUTSTANDING - ADVISOR CLASS .................................................                 N/A                  N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS .......................                 N/A                  N/A
  NET ASSETS - INSTITUTIONAL CLASS ...................................................           2,162,330                  N/A
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ...........................................             134,385                  N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .................  $            16.09                  N/A
  NET ASSETS - INVESTOR CLASS ........................................................  $      172,012,795   $       37,526,276
  SHARES OUTSTANDING - INVESTOR CLASS ................................................          10,723,179            2,566,275
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ......................  $            16.04   $            14.62
                                                                                        ------------------   ------------------
INVESTMENTS AT COST ..................................................................  $      184,770,018   $       68,028,875
                                                                                        ==================   ==================
SECURITIES ON LOAN, AT MARET VALUE ...................................................          11,058,703   $                0
                                                                                        ==================   ==================
PREMIUMS RECEIVED ON WRITTEN OPTIONS .................................................                   0   $          399,334
                                                                                        ==================   ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

               STATEMENTS OF OPERATIONS -- FOR THE PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------

                                                                                           DISCOVERY FUND
                                                                                 ------------------------------------
                                                                                          FOR THE             FOR THE
                                                                                     PERIOD ENDED          YEAR ENDED
                                                                                 OCTOBER 31, 2005   DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ..............................................................   $        475,843   $         412,040
   INTEREST ..................................................................             29,263              76,839
   INCOME FROM AFFILIATED SECURITIES .........................................            115,376                   0
   SECURITIES LENDING INCOME, NET ............................................             10,602                   0
                                                                                 ----------------   -----------------
TOTAL INVESTMENT INCOME ......................................................            631,084             488,879
                                                                                 ----------------   -----------------

EXPENSES
   ADVISORY FEES .............................................................          1,202,167           1,281,804
   ADMINISTRATION FEES
     FUND LEVEL ..............................................................             55,109                 N/A
     ADMINISTRATOR CLASS .....................................................              1,527                 N/A
     ADVISOR CLASS ...........................................................                N/A                 N/A
     INSTITUTIONAL CLASS .....................................................                N/A                 N/A
     INVESTOR CLASS ..........................................................            757,621             964,418
   CUSTODY FEES ..............................................................             27,088              21,304
   SHAREHOLDER SERVICING FEES ................................................            276,220                 N/A
   ACCOUNTING FEES ...........................................................             22,090                 N/A
   DISTRIBUTION FEES (NOTE 3)
     ADMINISTRATOR CLASS .....................................................                  0                 N/A
     ADVISOR CLASS ...........................................................                N/A                 N/A
     INSTITUTIONAL CLASS .....................................................                N/A                 N/A
     INVESTOR CLASS ..........................................................                  0                 N/A
   PROFESSIONAL FEES .........................................................             23,326              36,623
   REGISTRATION FEES .........................................................             25,856              34,580
   SHAREHOLDER REPORTS .......................................................             37,675              98,863
   TRUSTEES' FEES ............................................................             12,196               8,766
   OTHER FEES AND EXPENSES ...................................................             38,881              18,162
                                                                                 ----------------   -----------------
TOTAL EXPENSES ...............................................................          2,479,756           2,464,520
                                                                                 ----------------   -----------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..............................           (252,514)            (67,741)
   NET EXPENSES ..............................................................          2,227,242           2,396,779
                                                                                 ----------------   -----------------
NET INVESTMENT INCOME (LOSS) .................................................         (1,596,158)         (1,907,900)
                                                                                 ----------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...........         15,988,968          18,988,695
   FUTURES TRANSACTIONS ......................................................                  0                   0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ......................                  0                   0
                                                                                 ----------------   -----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ....................................         15,988,968          18,988,695
                                                                                 ----------------   -----------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...........        (10,362,756)          7,877,318
   FUTURES TRANSACTIONS ......................................................                  0                   0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ......................                  0                   0
                                                                                 ----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..........        (10,362,756)          7,877,318
                                                                                 ----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .......................          5,626,212          26,866,013
                                                                                 ----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............   $      4,030,054   $      24,958,113
                                                                                 ================   =================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ...................................   $          3,981   $           1,943

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE PERIOD ENDED OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                          ENTERPRISE FUND
                                                                                 ------------------------------------
                                                                                          FOR THE             FOR THE
                                                                                     PERIOD ENDED          YEAR ENDED
                                                                                 OCTOBER 31, 2005   DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ..............................................................   $        755,464   $         835,175
   INTEREST ..................................................................             16,482              91,948
   INCOME FROM AFFILIATED SECURITIES .........................................            107,424                   0
   SECURITIES LENDING INCOME, NET ............................................             15,995                   0
                                                                                 ----------------   -----------------
TOTAL INVESTMENT INCOME ......................................................            895,365             927,123
                                                                                 ----------------   -----------------

EXPENSES
   ADVISORY FEES .............................................................          1,567,613           2,075,554
   ADMINISTRATION FEES
     FUND LEVEL ..............................................................             68,597                 N/A
     ADMINISTRATOR CLASS .....................................................             16,342              81,158
     ADVISOR CLASS ...........................................................              3,939               8,130
     INSTITUTIONAL CLASS .....................................................              6,884               1,380
     INVESTOR CLASS ..........................................................          1,124,623           2,460,119
   CUSTODY FEES ..............................................................             33,556              30,480
   SHAREHOLDER SERVICING FEES ................................................            323,919                   0
   ACCOUNTING FEES ...........................................................             30,022                   0
   DISTRIBUTION FEES (NOTE 3)
     ADMINISTRATOR CLASS .....................................................                  0                   0
     ADVISOR CLASS ...........................................................                970               4,011
     INSTITUTIONAL CLASS .....................................................                  0                   0
     INVESTOR CLASS ..........................................................                  0                   0
   PROFESSIONAL FEES .........................................................             24,366              54,836
   REGISTRATION FEES .........................................................             45,344              56,824
   SHAREHOLDER REPORTS .......................................................             96,081             292,227
   TRUSTEES' FEES ............................................................             14,390              16,515
   OTHER FEES AND EXPENSES ...................................................             59,237              34,088
                                                                                 ----------------   -----------------
TOTAL EXPENSES ...............................................................          3,415,883           5,115,322
                                                                                 ----------------   -----------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..............................            (95,986)           (152,913)
   NET EXPENSES ..............................................................          3,319,897           4,962,409
                                                                                 ----------------   -----------------
NET INVESTMENT INCOME (LOSS)                                                           (2,424,532)         (4,035,286)
                                                                                 ----------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...........         36,926,343          38,766,267
   FUTURES TRANSACTIONS ......................................................                  0                   0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ......................                  0                   0
                                                                                 ----------------   -----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ....................................         36,926,343          38,766,267
                                                                                 ----------------   -----------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...........        (30,247,627)          3,909,386
   FUTURES TRANSACTIONS ......................................................                  0                   0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ......................                  0                   0
                                                                                 ----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..........        (30,247,627)          3,909,386
                                                                                 ----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .......................          6,678,716          42,675,653
                                                                                 ----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............   $      4,254,184   $      38,640,367
                                                                                 ================   =================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ...................................   $          7,523   $          13,167

                                                                                      MID CAP DISCIPLINED FUND
                                                                                 ------------------------------------
                                                                                          FOR THE             FOR THE
                                                                                     PERIOD ENDED          YEAR ENDED
                                                                                 OCTOBER 31, 2005   DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ..............................................................   $      6,141,917   $       7,561,054
   INTEREST ..................................................................            232,085             985,048
   INCOME FROM AFFILIATED SECURITIES .........................................            906,304                   0
   SECURITIES LENDING INCOME, NET ............................................             28,444                   0
                                                                                 ----------------   -----------------
TOTAL INVESTMENT INCOME ......................................................          7,308,750           8,546,102
                                                                                 ----------------   -----------------

EXPENSES
   ADVISORY FEES .............................................................          3,992,152           3,842,068
   ADMINISTRATION FEES
     FUND LEVEL ..............................................................            175,114                 N/A
     ADMINISTRATOR CLASS .....................................................             13,953                 N/A
     ADVISOR CLASS ...........................................................                N/A                 N/A
     INSTITUTIONAL CLASS .....................................................             12,216                 N/A
     INVESTOR CLASS ..........................................................          2,435,947           2,694,386
   CUSTODY FEES ..............................................................             77,093              50,336
   SHAREHOLDER SERVICING FEES ................................................            837,397                   0
   ACCOUNTING FEES ...........................................................             40,502                   0
   DISTRIBUTION FEES (NOTE 3)
     ADMINISTRATOR CLASS .....................................................                  0                 N/A
     ADVISOR CLASS ...........................................................                N/A                 N/A
     INSTITUTIONAL CLASS .....................................................                  0                 N/A
     INVESTOR CLASS ..........................................................                  0                   0
   PROFESSIONAL FEES .........................................................             32,911              79,548
   REGISTRATION FEES .........................................................             61,418              45,609
   SHAREHOLDER REPORTS .......................................................            121,597             174,525
   TRUSTEES' FEES ............................................................             33,115              21,398
   OTHER FEES AND EXPENSES ...................................................             89,526              33,714
                                                                                 ----------------   -----------------
TOTAL EXPENSES ...............................................................          7,922,941           6,941,584
                                                                                 ----------------   -----------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..............................           (868,562)           (249,502)
   NET EXPENSES                                                                         7,054,379           6,692,082
                                                                                 ----------------   -----------------
NET INVESTMENT INCOME (LOSS)                                                              254,371           1,854,020
                                                                                 ----------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...........        113,276,297          34,728,991
   FUTURES TRANSACTIONS ......................................................            743,992           1,226,353
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .........................      (7,724,383)        (12,947,755)
                                                                                 ----------------   -----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                             106,295,906          23,007,589
                                                                                 ----------------   -----------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...........        (83,550,816)         77,722,335
   FUTURES TRANSACTIONS ......................................................                  0                   0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ......................          1,182,897          (1,182,441)
                                                                                 ----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..........        (82,367,919)         76,539,894
                                                                                 ----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .......................         23,927,987          99,547,483
                                                                                 ----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............   $     24,182,358   $     101,401,503
                                                                                 ================   =================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ...................................   $         77,395   $          34,165

                                                                                           OPPORTUNITY FUND
                                                                                 ------------------------------------
                                                                                          FOR THE             FOR THE
                                                                                     PERIOD ENDED          YEAR ENDED
                                                                                 OCTOBER 31, 2005   DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ..............................................................   $     13,950,229   $      18,379,006
   INTEREST ..................................................................          1,346,817           2,251,222
   INCOME FROM AFFILIATED SECURITIES .........................................          2,313,081                   0
   SECURITIES LENDING INCOME, NET ............................................             26,706                   0
                                                                                 ----------------   -----------------
TOTAL INVESTMENT INCOME ......................................................         17,636,833          20,630,228
                                                                                 ----------------   -----------------

EXPENSES
   ADVISORY FEES .............................................................         13,808,922          19,392,267
   ADMINISTRATION FEES
     FUND LEVEL ..............................................................            647,697                 N/A
     ADMINISTRATOR CLASS .....................................................             22,300               5,454
     ADVISOR CLASS ...........................................................            361,551             677,656
     INSTITUTIONAL CLASS .....................................................                N/A                 N/A
     INVESTOR CLASS ..........................................................          8,741,719          13,820,814
   CUSTODY FEES ..............................................................            272,323             149,593
   SHAREHOLDER SERVICING FEES ................................................          3,238,485                   0
   ACCOUNTING FEES ...........................................................             88,105                   0
   DISTRIBUTION FEES (NOTE 3)
     ADMINISTRATOR CLASS .....................................................                  0                   0
     ADVISOR CLASS ...........................................................             89,399             336,893
     INSTITUTIONAL CLASS .....................................................                N/A                 N/A
     INVESTOR CLASS ..........................................................                  0                 N/A
   PROFESSIONAL FEES .........................................................             68,558             395,863
   REGISTRATION FEES .........................................................             50,235              65,305
   SHAREHOLDER REPORTS .......................................................            409,591           1,106,684
   TRUSTEES' FEES ............................................................            104,725             145,113
   OTHER FEES AND EXPENSES ...................................................            518,549             205,695
                                                                                 ----------------   -----------------
TOTAL EXPENSES ...............................................................         28,422,159          36,301,337
                                                                                 ----------------   -----------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..............................         (1,854,415)         (1,087,766)
   NET EXPENSES                                                                        26,567,744          35,213,571
                                                                                 ----------------   -----------------
NET INVESTMENT INCOME (LOSS)                                                           (8,930,911)        (14,583,343)
                                                                                 ----------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...........        239,637,875         428,687,972
   FUTURES TRANSACTIONS ......................................................          1,306,634                   0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS                                   891,233             120,985
                                                                                 ----------------   -----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                             241,835,742         428,808,957
                                                                                 ----------------   -----------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...........       (188,656,721)          2,440,259
   FUTURES TRANSACTIONS ......................................................                  0                   0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ......................           (635,668)            436,838
                                                                                 ----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..........       (189,292,389)          2,877,097
                                                                                 ----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .......................         52,543,353         431,686,054
                                                                                 ----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............   $     43,612,442   $     417,102,711
                                                                                 ================   =================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ...................................   $         96,330   $         130,754

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                     STATEMENTS OF OPERATIONS --
                                           FOR THE PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------

                                                                                        SMALL CAP DISCIPLINED FUND
                                                                                   ------------------------------------
                                                                                            FOR THE             FOR THE
                                                                                       PERIOD ENDED          YEAR ENDED
                                                                                   OCTOBER 31, 2005   DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ................................................................   $      1,026,620   $         720,325
   INTEREST ....................................................................             65,141             159,161
   INCOME FROM AFFILIATED SECURITIES ...........................................            258,298                   0
   SECURITIES LENDING INCOME, NET ..............................................              8,801                   0
                                                                                   ----------------   -----------------
TOTAL INVESTMENT INCOME ........................................................          1,358,860             879,486
                                                                                   ----------------   -----------------

EXPENSES
   ADVISORY FEES ...............................................................          1,105,768             628,347
   ADMINISTRATION FEES
     FUND LEVEL ................................................................             44,696                 N/A
     ADMINISTRATOR CLASS .......................................................                230                 N/A
     ADVISOR CLASS .............................................................                N/A                 N/A
     INSTITUTIONAL CLASS .......................................................                  6                 N/A
     INVESTOR CLASS ............................................................            614,402             442,188
   CUSTODY FEES ................................................................             20,353              16,855
   SHAREHOLDER SERVICING FEES ..................................................            223,462                   0
   ACCOUNTING FEES .............................................................             23,494                   0
   DISTRIBUTION FEES (NOTE 3)
     ADMINISTRATOR CLASS .......................................................                  0                 N/A
     ADVISOR CLASS .............................................................                N/A                 N/A
     INSTITUTIONAL CLASS .......................................................                  0                 N/A
     INVESTOR CLASS ............................................................            100,413             208,894
   PROFESSIONAL FEES ...........................................................             21,185              22,077
   REGISTRATION FEES ...........................................................             23,818              26,312
   SHAREHOLDER REPORTS .........................................................             35,975              32,978
   TRUSTEES' FEES ..............................................................              9,771               3,519
   OTHER FEES AND EXPENSES .....................................................             18,404               8,902
                                                                                   ----------------   -----------------
TOTAL EXPENSES .................................................................          2,241,977           1,390,072
                                                                                   ----------------   -----------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ................................           (139,664)            (50,932)
   NET EXPENSES ................................................................          2,102,313           1,339,140
                                                                                   ----------------   -----------------
NET INVESTMENT INCOME (LOSS) ...................................................           (743,453)           (459,654)
                                                                                   ----------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............         11,289,711           6,220,233
   FUTURES TRANSACTIONS ........................................................           (306,620)            (91,176)
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ........................                  0           1,085,487
                                                                                   ----------------   -----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......................................         10,983,091           7,214,544
                                                                                   ----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............        (13,957,929)         11,553,280
   FORWARD FOREIGN CURRENCY CONTRACTS ..........................................                  0                   0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ........................                  0                   0
                                                                                   ----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............        (13,957,929)         11,553,280
                                                                                   ----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........................         (2,974,838)         18,767,824
                                                                                   ----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................   $     (3,718,291)  $      18,308,170
                                                                                   ================   =================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF .....................................   $         10,395   $           8,705

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS --
FOR THE PERIOD ENDED OCTOBER 31, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                         SMALL/MID CAP VALUE FUND
                                                                                   ------------------------------------
                                                                                            FOR THE             FOR THE
                                                                                       PERIOD ENDED          YEAR ENDED
                                                                                   OCTOBER 31, 2005   DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ................................................................   $        110,307   $          54,587
   INTEREST ....................................................................              1,304               3,769
   INCOME FROM AFFILIATED SECURITIES ...........................................             68,298                   0
   SECURITIES LENDING INCOME, NET ..............................................                  0                   0
                                                                                   ----------------   -----------------
TOTAL INVESTMENT INCOME ........................................................            179,909              58,356
                                                                                   ----------------   -----------------

EXPENSES
   ADVISORY FEES ...............................................................            205,838              96,064
   ADMINISTRATION FEES
     FUND LEVEL ................................................................              9,184                 N/A
     ADMINISTRATOR CLASS .......................................................              3,973                 N/A
     ADVISOR CLASS .............................................................                N/A                 N/A
     INSTITUTIONAL CLASS .......................................................                N/A                 N/A
     INVESTOR CLASS ............................................................             92,261              70,133
   CUSTODY FEES ................................................................             16,844              24,430
   SHAREHOLDER SERVICING FEES ..................................................             45,922                   0
   ACCOUNTING FEES .............................................................             15,641                   0
   DISTRIBUTION FEES (NOTE 3)
     ADMINISTRATOR CLASS .......................................................                  0                   0
     ADVISOR CLASS .............................................................                N/A                 N/A
     INSTITUTIONAL CLASS .......................................................                N/A                 N/A
     INVESTOR CLASS ............................................................             13,506              31,822
   PROFESSIONAL FEES ...........................................................             13,345              13,184
   REGISTRATION FEES ...........................................................             14,366              17,658
   SHAREHOLDER REPORTS .........................................................              5,241               6,902
   TRUSTEES' FEES ..............................................................              5,632               1,329
   OTHER FEES AND EXPENSES .....................................................              5,700               2,718
                                                                                   ----------------   -----------------
TOTAL EXPENSES .................................................................            447,453             264,240
                                                                                   ----------------   -----------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ................................            (59,571)            (39,081)
   NET EXPENSES ................................................................            387,882             225,159
                                                                                   ----------------   -----------------
NET INVESTMENT INCOME (LOSS) ...................................................           (207,973)           (166,803)
                                                                                   ----------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............          1,673,757           1,198,110
   FUTURES TRANSACTIONS ........................................................                  0                   0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ........................                180             (12,720)
                                                                                   ----------------   -----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......................................          1,673,937           1,185,390
                                                                                   ----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............           (488,430)          1,409,920
   FORWARD FOREIGN CURRENCY CONTRACTS ..........................................                  3                   0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ........................             88,975               2,505
                                                                                   ----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............           (399,452)          1,412,425
                                                                                   ----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........................          1,274,485           2,597,815
                                                                                   ----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................   $      1,066,512   $       2,431,012
                                                                                   ================   =================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF .....................................   $          6,798   $             717

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            DISCOVERY FUND
                                                                        --------------------------------------------------------
                                                                                 FOR THE             FOR THE             FOR THE
                                                                            PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                        OCTOBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ...............................................  $    191,180,972   $     166,793,260   $     133,360,700

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .......................................        (1,596,158)         (1,907,900)         (1,012,499)
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................        15,988,968          18,988,695          19,125,861
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS ......................................................       (10,362,756)          7,877,318          30,925,578
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......         4,030,054          24,958,113          49,038,940
                                                                        ----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    INVESTOR CLASS ...................................................                 0                   0              (6,944)
  NET REALIZED GAIN ON SALE OF INVESTMENTS
    INVESTOR CLASS ...................................................        (8,542,961)        (10,141,139)         (1,804,861)
                                                                        ----------------   -----------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................        (8,542,961)        (10,141,139)         (1,811,805)
                                                                        ----------------   -----------------   -----------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...........         4,956,604                 N/A                 N/A
  REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .......                 0                 N/A                 N/A
  COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .............           (36,816)                N/A                 N/A
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - ADMINISTRATOR CLASS ...........................         4,919,788                 N/A                 N/A
                                                                        ----------------   -----------------   -----------------
  PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ..........................               N/A                 N/A                 N/A
  REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ......................               N/A                 N/A                 N/A
  COST OF SHARES REDEEMED - ADVISOR CLASS ............................               N/A                 N/A                 N/A
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - ADVISOR CLASS .................................               N/A                 N/A                 N/A
                                                                        ----------------   -----------------   -----------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ...........               N/A                 N/A                 N/A
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .......               N/A                 N/A                 N/A
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .............               N/A                 N/A                 N/A
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - INSTITUTIONAL CLASS ...........................               N/A                 N/A                 N/A
                                                                        ----------------   -----------------   -----------------
  PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .........................        42,993,217          56,324,478          72,860,267
  REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .....................         8,341,865           9,873,900           1,765,655
  COST OF SHARES REDEEMED - INVESTOR CLASS ...........................       (38,566,699)        (56,627,640)        (88,420,497)
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - INVESTOR CLASS ................................        12,768,383           9,570,738         (13,794,575)
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - TOTAL .........................................        17,688,171           9,570,738         (13,794,575)
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ................................        13,175,264          24,387,712          33,432,560
                                                                        ================   =================   =================
ENDING NET ASSETS ....................................................  $    204,356,236   $     191,180,972   $     166,793,260
                                                                        ================   =================   =================
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .........................           243,129                 N/A                 N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
    CLASS (NOTE 1) ...................................................                 0                 N/A                 N/A
  SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .....................            (1,704)                N/A                 N/A
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ..           241,425                 N/A                 N/A
                                                                        ----------------   -----------------   -----------------
  SHARES SOLD - ADVISOR CLASS ........................................               N/A                 N/A                 N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .....               N/A                 N/A                 N/A
  SHARES REDEEMED - ADVISOR CLASS ....................................               N/A                 N/A                 N/A
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ........               N/A                 N/A                 N/A
                                                                        ----------------   -----------------   -----------------
  SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .........................               N/A                 N/A                 N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
    CLASS (NOTE 1) ...................................................               N/A                 N/A                 N/A
  SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .....................               N/A                 N/A                 N/A
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..               N/A                 N/A                 N/A
                                                                        ----------------   -----------------   -----------------
  SHARES SOLD - INVESTOR CLASS .......................................         2,152,806           2,749,369           4,453,708
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ....           435,379             486,928              93,470
  SHARES REDEEMED - INVESTOR CLASS ...................................        (1,905,265)         (2,809,343)         (5,340,622)
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS .......           682,920             426,954            (793,444)
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS .................................................           924,345             426,954            (793,444)
                                                                        ================   =================   =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........  $              0   $               0   $               0
                                                                        ================   =================   =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                            ENTERPRISE FUND
                                                                        --------------------------------------------------------
                                                                                 FOR THE             FOR THE             FOR THE
                                                                            PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                        OCTOBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ...............................................  $    281,365,889   $     287,228,307   $     229,355,597

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .......................................        (2,424,532)         (4,035,287)         (3,606,184)
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................        36,926,343          38,766,267          41,662,121
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS ......................................................       (30,247,627)          3,909,386          43,963,656
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......         4,254,184          38,640,366          82,019,593
                                                                        ----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    INVESTOR CLASS ...................................................                 0                   0                   0
  NET REALIZED GAIN ON SALE OF INVESTMENTS
    INVESTOR CLASS ...................................................                 0                   0                   0
                                                                        ----------------   -----------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................                 0                   0                   0
                                                                        ----------------   -----------------   -----------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...........        32,468,792           5,305,094          27,685,600
  REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .......                 0                   0                   0
  COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .............       (40,621,993)        (29,866,227)         (3,466,148)
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - ADMINISTRATOR CLASS ...........................        (8,153,201)        (24,561,133)         24,219,452
                                                                        ----------------   -----------------   -----------------

  PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ..........................           428,092             313,237             794,357
  REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ......................                 0                   0                   0
  COST OF SHARES REDEEMED - ADVISOR CLASS ............................          (532,103)           (673,372)           (860,789)
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - ADVISOR CLASS .................................          (104,011)           (360,135)            (66,432)
                                                                        ----------------   -----------------   -----------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ...........         9,708,259           5,292,766           2,440,911
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .......                 0                   0                   0
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .............        (1,577,241)         (1,119,418)           (571,699)
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - INSTITUTIONAL CLASS ...........................         8,131,018           4,173,348           1,869,212
                                                                        ----------------   -----------------   -----------------
  PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .........................        15,069,241          58,477,939          57,913,921
  REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .....................                 0                   0                   0
  COST OF SHARES REDEEMED - INVESTOR CLASS ...........................       (83,985,846)       (82,232,803)        (108,083,036)
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - INVESTOR CLASS ................................       (68,916,605)        (23,754,864)        (50,169,115)
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - TOTAL .........................................       (69,042,799)        (44,502,784)        (24,146,883)
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ................................       (64,788,615)         (5,862,418)         57,872,710
                                                                        ================   =================   =================
ENDING NET ASSETS ....................................................  $    216,577,274   $     281,365,889   $     287,228,307
SHARES ISSUED AND REDEEMED:                                             ================   =================   =================
  SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .........................         1,208,821             231,322           1,484,422
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
    CLASS (NOTE 1) ...................................................                 0                   0                   0
  SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .....................        (1,574,848)         (1,294,725)           (174,720)
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ..          (366,027)         (1,063,403)          1,309,702
                                                                        ----------------   -----------------   -----------------
  SHARES SOLD - ADVISOR CLASS ........................................            16,959              13,653              41,765
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .....                 0                   0                   0
  SHARES REDEEMED - ADVISOR CLASS ....................................           (22,107)            (30,106)            (42,658)
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ........            (5,148)            (16,453)               (893)
                                                                        ----------------   -----------------   -----------------
  SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .........................           389,783             234,398             124,525
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
    CLASS (NOTE 1) ...................................................                 0                   0                   0
  SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .....................           (63,330)            (49,394)            (27,868)
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..           326,453             185,004               96,657
                                                                        ----------------   -----------------   -----------------
  SHARES SOLD - INVESTOR CLASS .......................................           619,795           2,647,620            3,153,308
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ....                 0                   0                    0
  SHARES REDEEMED - INVESTOR CLASS ...................................        (3,337,873)         (3,660,631)          (5,809,732)
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS .......        (2,718,078)         (1,013,011)          (2,656,424)
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS .................................................        (2,762,800)         (1,907,863)         (1,250,958)
                                                                        ================   =================   =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........  $              0   $               0   $               0
                                                                        ================   =================   =================

                                                                                        MID CAP DISCIPLINED FUND
                                                                        --------------------------------------------------------
                                                                                 FOR THE             FOR THE             FOR THE
                                                                            PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                        OCTOBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ...............................................  $    676,333,048   $     314,763,531   $     155,411,426

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .......................................           254,371           1,854,020             328,361
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................       106,295,906          23,007,589          54,446,480
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS ......................................................       (82,367,919)         76,539,894          32,092,840
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......        24,182,358         101,401,503          86,867,681
                                                                        ----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    INVESTOR CLASS ...................................................           (52,169)         (1,458,467)           (299,936)
  NET REALIZED GAIN ON SALE OF INVESTMENTS
    INVESTOR CLASS ...................................................        (5,372,165)        (41,300,232)        (10,873,763)
                                                                        ----------------   -----------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................        (5,424,334)        (42,758,699)        (11,173,699)
                                                                        ----------------   -----------------   -----------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...........        62,608,627                 N/A                 N/A
  REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .......                 0                 N/A                 N/A
  COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .............        (8,827,377)                N/A                 N/A
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - ADMINISTRATOR CLASS ...........................        53,781,250                 N/A                 N/A
                                                                        ----------------   -----------------   -----------------
  PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ..........................               N/A                 N/A                 N/A
  REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ......................               N/A                 N/A                 N/A
  COST OF SHARES REDEEMED - ADVISOR CLASS ............................               N/A                 N/A                 N/A
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - ADVISOR CLASS .................................               N/A                 N/A                 N/A
                                                                        ----------------   -----------------   -----------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ...........       120,078,609                 N/A                 N/A
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .......                 0                 N/A                 N/A
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .............        (1,857,416)                N/A                 N/A
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - INSTITUTIONAL CLASS ...........................       118,221,193                 N/A                 N/A
                                                                        ----------------   -----------------   -----------------
  PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .........................       196,561,974         639,726,544         221,120,972
  REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .....................         5,217,857          41,489,150          10,984,836
  COST OF SHARES REDEEMED - INVESTOR CLASS ...........................      (361,761,533)       (378,288,981)       (148,447,685)
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - INVESTOR CLASS ................................      (159,981,702)        302,926,713          83,658,123
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - TOTAL .........................................        12,020,741         302,926,713          83,658,123
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ................................        30,778,765         361,569,517         159,352,105
                                                                        ================   =================   =================
ENDING NET ASSETS ....................................................  $    707,111,813   $     676,333,048   $     314,763,531
                                                                        ================   =================   =================
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .........................         2,719,605                 N/A                 N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
    CLASS (NOTE 1) ...................................................                 0                 N/A                 N/A
  SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .....................          (382,181)                N/A                 N/A
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ..         2,337,424                 N/A                 N/A
                                                                        ----------------   -----------------   -----------------
  SHARES SOLD - ADVISOR CLASS ........................................               N/A                 N/A                 N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .....               N/A                 N/A                 N/A
  SHARES REDEEMED - ADVISOR CLASS ....................................               N/A                 N/A                 N/A
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ........               N/A                 N/A                 N/A
                                                                        ----------------   -----------------   -----------------
  SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .........................         5,102,108                 N/A                 N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
    CLASS (NOTE 1) ...................................................                 0                 N/A                 N/A
  SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .....................           (82,825)                N/A                 N/A
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..         5,019,283                 N/A                 N/A
                                                                        ----------------   -----------------   -----------------
  SHARES SOLD - INVESTOR CLASS .......................................         8,844,393          30,446,159          13,318,232
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ....           239,791           1,994,256             565,234)
  SHARES REDEEMED - INVESTOR CLASS ...................................       (16,285,614)        (17,803,172)         (8,711,364
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS .......        (7,201,430)         14,637,243           5,172,102
                                                                        ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS .................................................           155,277          14,637,243           5,172,102
                                                                        ================   =================   =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........  $        222,549   $          52,056   $          66,867
                                                                        ================   =================   =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               OPPORTUNITY FUND
                                                                           --------------------------------------------------------
                                                                                    FOR THE             FOR THE             FOR THE
                                                                               PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                           OCTOBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................  $  2,528,271,914  $    2,850,097,048  $    2,611,548,146

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................        (8,930,911)        (14,583,343)        (12,170,098)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................       241,835,742         428,808,957          (1,597,697)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..      (189,292,389)          2,877,097         908,575,054
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........        43,612,442         417,102,711         894,807,259
                                                                           ----------------  ------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
   INVESTOR CLASS .......................................................                 0                   0                   0
   NET REALIZED GAIN ON SALE OF INVESTMENTS
   INVESTOR CLASS .......................................................                 0                   0                   0
                                                                           ----------------  ------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................                 0                   0                   0
                                                                           ----------------  ------------------  ------------------
CAPITAL SHARES TRANSACTIONS: ............................................
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............       164,840,527           1,580,103             198,407
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........                 0                   0                   0
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............       (30,574,278)           (561,170)           (896,534)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ...................................       134,266,249           1,018,933            (698,127)
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ............................        21,629,223          24,631,677          38,084,933
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ........................                 0                   0                   0
   COST OF SHARES REDEEMED - ADVISOR CLASS ..............................       (41,249,508)        (49,440,738)        (40,603,841)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS .........................................       (19,620,285)        (24,809,061)         (2,518,908)
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............               N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .........               N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ...............               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ...................................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...........................       118,176,453         256,753,792         531,529,373
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......................                 0                   0                   0
   COST OF SHARES REDEEMED - INVESTOR CLASS .............................      (615,008,546)       (971,891,509)     (1,184,570,695)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ........................................      (496,832,093)       (715,137,717)       (653,041,322)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL .................................................      (382,186,129)       (738,927,845)       (656,258,357)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................      (338,573,687)       (321,825,134)        238,548,902
                                                                           ================  ==================  ==================
ENDING NET ASSETS .......................................................  $  2,189,698,227  $    2,528,271,914  $    2,850,097,048
                                                                           ================  ==================  ==================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...........................         3,359,994              37,908               6,374
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS (NOTE 1) ....................................................                 0                   0                   0
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .......................          (634,772)            (12,904)            (24,791)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....         2,725,222              25,004             (18,417)
                                                                           ----------------  ------------------  ------------------
   SHARES SOLD - ADVISOR CLASS ..........................................           477,644             594,636           1,179,895
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .......                 0                   0                   0
   SHARES REDEEMED - ADVISOR CLASS ......................................          (907,846)         (1,196,366)         (1,234,407)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ...........          (430,202)           (601,730)            (54,512)
                                                                           ----------------  ------------------  ------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ...........................               N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS (NOTE 1) ....................................................               N/A                 N/A                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .......................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .....               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
   SHARES SOLD - INVESTOR CLASS .........................................         2,570,750           6,141,602          16,208,728
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ......                 0                   0                   0
   SHARES REDEEMED - INVESTOR CLASS .....................................       (13,070,962)        (23,338,250)        (34,871,478)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ..........       (10,500,212)        (17,196,648)        (18,662,750)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...................................................        (8,205,192)        (17,773,374)        (18,735,679)
                                                                           ================  ==================  ==================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............  $       (548,670) $                0  $                0
                                                                           ================  ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                          SMALL CAP DISCIPLINED FUND
                                                                           --------------------------------------------------------
                                                                                    FOR THE             FOR THE             FOR THE
                                                                               PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                           OCTOBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................  $    135,287,080  $       39,549,267  $        7,871,047

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................          (743,453)           (459,654)           (154,982)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................        10,983,091           7,214,544           3,402,218
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..       (13,957,929)         11,553,280           5,594,668
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........        (3,718,291)         18,308,170           8,841,904
                                                                           ----------------  ------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
   INVESTOR CLASS .......................................................                 0                   0                   0
   NET REALIZED GAIN ON SALE OF INVESTMENTS
   INVESTOR CLASS .......................................................        (1,938,459)         (5,610,060)         (2,129,758)
                                                                           ----------------  ------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................        (1,938,459)         (5,610,060)         (2,129,758)
                                                                           ----------------  ------------------  ------------------
CAPITAL SHARES TRANSACTIONS: ............................................
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............         1,187,153                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........                 0                 N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............            (6,839)                N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ...................................         1,180,314                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ............................               N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ........................               N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS ..............................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS .........................................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............         2,132,526                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .........                 0                 N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ...............            (3,005)                N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ...................................         2,129,521                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...........................       117,038,408         149,171,231          42,355,981
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......................         1,884,620           5,471,977           2,100,499
   COST OF SHARES REDEEMED - INVESTOR CLASS .............................       (76,547,053)        (71,603,505)        (19,490,406)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ........................................        42,375,975          83,039,703          24,966,074
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL .................................................        45,685,810          83,039,703          24,966,074
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................        40,029,060          95,737,813          31,678,220
                                                                           ================  ==================  ==================
ENDING NET ASSETS .......................................................  $    175,316,140  $      135,287,080  $       39,549,267
                                                                           ================  ==================  ==================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...........................            71,415                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
   CLASS (NOTE 1) .......................................................                 0                 N/A                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .......................              (423)                N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....            70,992                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
   SHARES SOLD - ADVISOR CLASS ..........................................               N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .......               N/A                 N/A                 N/A
   SHARES REDEEMED - ADVISOR CLASS ......................................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ...........               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ...........................           134,567                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS (NOTE 1) ....................................................                 0                 N/A                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .......................              (182)                N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .....           134,385                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
   SHARES SOLD - INVESTOR CLASS .........................................         7,246,946           9,610,777           3,425,586
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ......           114,916             344,921             157,932
   SHARES REDEEMED - INVESTOR CLASS .....................................        (4,738,743)         (4,699,304)         (1,602,696)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ..........         2,623,119           5,256,394           1,980,822
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...................................................         2,828,496           5,256,394           1,980,822
                                                                           ================  ==================  ==================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............  $              0  $                0  $                0
                                                                           ================  ==================  ==================

                                                                                           SMALL/MID CAP VALUE FUND
                                                                           --------------------------------------------------------
                                                                                    FOR THE             FOR THE             FOR THE
                                                                               PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                           OCTOBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................  $     17,677,763  $        8,725,077  $        2,509,168

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................          (207,973)           (166,803)            (24,876)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................         1,673,937           1,185,390              80,086
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..          (399,452)          1,412,425           2,149,046
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........         1,066,512           2,431,012           2,204,256
                                                                           ----------------  ------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
   INVESTOR CLASS .......................................................                 0                   0                   0
   NET REALIZED GAIN ON SALE OF INVESTMENTS
   INVESTOR CLASS .......................................................          (556,276)           (575,996)                  0
                                                                           ----------------  ------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................          (556,276)           (575,996)                  0
                                                                           ----------------  ------------------  ------------------
CAPITAL SHARES TRANSACTIONS: ............................................
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............        32,581,094                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........                 0                 N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............          (155,932)                N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ...................................        32,425,162                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ............................               N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ........................               N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS ..............................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS .........................................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............               N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .........               N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ...............               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ...................................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...........................        24,496,560          14,750,414           8,418,846
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......................           512,694             520,046                   0
   COST OF SHARES REDEEMED - INVESTOR CLASS .............................        (6,483,506)         (8,172,790)         (4,407,193)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ........................................        18,525,748           7,097,670           4,011,653
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL .................................................        50,950,910           7,097,670           4,011,653
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................        51,461,146           8,952,686           6,215,909
                                                                           ================  ==================  ==================
ENDING NET ASSETS .......................................................  $     69,138,909  $       17,677,763  $        8,725,077
                                                                           ================  ==================  ==================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...........................         2,167,538                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS (NOTE 1) ....................................................                 0                 N/A                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .......................           (10,390)                N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....         2,157,148                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
   SHARES SOLD - ADVISOR CLASS ..........................................               N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .......               N/A                 N/A                 N/A
   SHARES REDEEMED - ADVISOR CLASS ......................................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ...........               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ...........................               N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS (NOTE 1) ....................................................               N/A                 N/A                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .......................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .....               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
   SHARES SOLD - INVESTOR CLASS .........................................         1,720,617           1,163,624             864,607
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ......            38,289              39,517                   0
   SHARES REDEEMED - INVESTOR CLASS .....................................          (470,475)           (651,576)           (469,373)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ..........         1,288,431             551,565             395,234
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...................................................         3,445,579             551,565             395,234
                                                                           ================  ==================  ==================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............  $        (20,967) $                0  $                0
                                                                           ================  ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                  NET REALIZED
                                                                  BEGINNING          NET                   AND   DISTRIBUTIONS
                                                                  NET ASSET   INVESTMENT            UNREALIZED        FROM NET
                                                                  VALUE PER       INCOME        GAIN (LOSS) ON      INVESTMENT
                                                                      SHARE       (LOSS)           INVESTMENTS          INCOME
----------------------------------------------------------------------------------------------------------------------------------
DISCOVERY FUND
----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .........................   $   19.17        (0.05)                 1.77            0.00

INVESTOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...........................   $   21.53        (0.17)                 0.45            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........................   $   19.73        (0.21)                 3.22            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........................   $   14.42        (0.12)                 5.64           (0.00)(5)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........................   $   16.84        (0.06)                (1.91)           0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..........................   $   16.39        (0.08)                 0.76            0.00
JANUARY 1, 2000 TO DECEMBER 31, 2000 ..........................   $   18.64         0.06                  0.51           (0.04)

ENTERPRISE FUND
----------------------------------------------------------------------------------------------------------------------------------

ADMINSTRATOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...........................   $   25.36        (0.14)(6)              0.73            0.00
January 1, 2004 to December 31, 2004 ..........................   $   21.98        (0.19)(6)              3.57            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........................   $   15.94        (0.10)                 6.14            0.00
AUGUST 30, 2002(4) TO DECEMBER 31, 2002 .......................   $   16.32        (0.04)(6)             (0.34)           0.00

ADVISOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...........................   $   25.04        (0.21)(6)              0.74            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........................   $   21.79        (0.27)(6)              3.52            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........................   $   15.86        (0.23)                 6.16            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........................   $   22.04        (0.24)(6)             (5.94)           0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..........................   $   28.31        (0.21)                (6.06)           0.00
FEBRUARY 24, 2000(4) TO DECEMBER 31, 2000 .....................   $   51.32        (0.03)               (22.43)           0.00

INSTITUTIONAL CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...........................   $   25.30        (0.10)(6)              0.75            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........................   $   21.87        (0.11)(6)              3.54            0.00
JUNE 30, 2003(4) TO DECEMBER 31, 2003 .........................   $   18.34        (0.06)                 3.59            0.00

INVESTOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...........................   $   24.95        (0.25)(6)              0.73            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........................   $   21.78        (0.34)(6)              3.51            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........................   $   15.90        (0.30)                 6.18            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........................   $   22.14        (0.28)(6)             (5.96)           0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..........................   $   28.37        (0.31)                (5.92)           0.00
JANUARY 1, 2000 TO DECEMBER 31, 2000 ..........................   $   41.24        (0.28)               (12.04)           0.00

MID CAP DISCIPLINED FUND
----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .........................   $   21.84         0.05(6)               1.36            0.00

INSTITUTIONAL CLASS
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .........................   $   21.84         0.07(6)               1.37            0.00

INVESTOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...........................   $   22.34         0.00(5)(6)            1.07            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..........................   $   20.13         0.06                  4.00           (0.05)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..........................   $   14.85         0.02                  5.99           (0.02)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..........................   $   17.42         0.01                 (2.06)           0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..........................   $   15.50        (0.02)                 1.94            0.00
JANUARY 1, 2000 TO DECEMBER 31, 2000 ..........................   $   13.52        (0.00)(5)              3.00           (0.06)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS         WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                    DISTRIBUTIONS         ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                         FROM NET      NET ASSET   ------------------------------------------------
                                                         REALIZED      VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                            GAINS          SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
DISCOVERY FUND
-----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO OCTOBER 31, 2005 ...........            0.00      $   20.89            (0.76)%     1.24%     (0.11)%     1.13%

INVESTOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 .............           (0.97)     $   20.84            (1.00)%     1.55%     (0.16)%     1.39%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............           (1.21)     $   21.53            (1.11)%     1.44%     (0.04)%     1.40%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............           (0.21)     $   19.73            (0.67)%     1.47%     (0.04)%     1.43%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............           (0.45)     $   14.42            (0.38)%     1.50%     (0.04)%     1.46%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............           (0.23)     $   16.84            (0.46)%     1.49%     (0.01)%     1.48%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ............           (2.78)     $   16.39             0.34%      1.46%      0.00%      1.46%

ENTERPRISE FUND
-----------------------------------------------------------------------------------------------------------------------------------

ADMINSTRATOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 .............            0.00      $   25.95            (0.64)%     1.23%     (0.08)%     1.15%
January 1, 2004 to December 31, 2004 ............            0.00      $   25.36            (0.83)%     1.34%     (0.20)%     1.14%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............            0.00      $   21.98            (0.82)%     1.30%     (0.14)%     1.16%
AUGUST 30, 2002(4) TO DECEMBER 31, 2002 .........            0.00      $   15.94            (0.63)%     1.32%     (0.18)%     1.14%

ADVISOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 .............            0.00      $   25.57            (1.02)%     1.49%     (0.04)%     1.45%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............            0.00      $   25.04            (1.22)%     1.60%     (0.05)%     1.55%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............            0.00      $   21.79            (1.14)%     1.53%     (0.03)%     1.50%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............            0.00      $   15.86            (1.33)%     1.82%     (0.02)%     1.80%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............            0.00      $   22.04            (1.60)%     2.09%     (0.01)%     2.08%
FEBRUARY 24, 2000(4) TO DECEMBER 31, 2000 .......           (0.55)     $   28.31            (1.19)%     2.00%     (0.09)%     1.91%

INSTITUTIONAL CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 .............            0.00      $   25.95            (0.47)%     0.97%     (0.09)%     0.88%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............            0.00      $   25.30            (0.47)%     0.88%     (0.05)%     0.83%
JUNE 30, 2003(4) TO DECEMBER 31, 2003 ...........            0.00      $   21.87            (0.67)%     1.18%     (0.21)%     0.97%

INVESTOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 .............            0.00      $   25.43            (1.23)%     1.69%     (0.04)%     1.65%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............            0.00      $   24.95            (1.51)%     1.89%     (0.04)%     1.85%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............            0.00      $   21.78            (1.44)%     1.96%     (0.16)%     1.80%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............            0.00      $   15.90            (1.51)%     2.02%     (0.06)%     1.96%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............            0.00      $   22.14            (1.22)%     1.76%      0.00%      1.76%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ............           (0.55)     $   28.37            (0.67)%     1.37%      0.00%      1.37%

MID CAP DISCIPLINED FUND
-----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO OCTOBER 31, 2005 ...........            0.00      $   23.25             0.36%      1.20%     (0.06)%     1.14%

INSTITUTIONAL CLASS
APRIL 11, 2005(4) TO OCTOBER 31, 2005 ...........            0.00      $   23.28             0.53%      0.92%     (0.04)%     0.88%

INVESTOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 .............           (0.18)     $   23.23             0.02%      1.51%     (0.17)%     1.34%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............           (1.80)     $   22.34             0.36%      1.35%     (0.05)%     1.30%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............           (0.71)     $   20.13             0.13%      1.49%     (0.04)%     1.45%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............           (0.52)     $   14.85             0.09%      1.48%     (0.01)%     1.47%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............           (0.00)(5)  $   17.42            (0.22)%     1.53%     (0.01)%     1.52%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ............           (0.96)     $   15.50            (0.09)%     1.86%      0.00%      1.86%

                                                                        PORTFOLIO     NET ASSETS AT
                                                                TOTAL    TURNOVER     END OF PERIOD
                                                            RETURN(2)     RATE(3)   (000'S OMITTED)
---------------------------------------------------------------------------------------------------
DISCOVERY FUND
---------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO OCTOBER 31, 2005 ...................        8.97%        110%  $         5,043

INVESTOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 .....................        1.68%        110%  $       199,313
JANUARY 1, 2004 TO DECEMBER 31, 2004 ....................       15.69%        171%  $       191,181
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................       38.34%        302%  $       166,793
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................      (12.12)%       420%  $       133,361
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................        4.17%        502%  $       158,266
JANUARY 1, 2000 TO DECEMBER 31, 2000 ....................        3.97%        482%  $       165,409

ENTERPRISE FUND
---------------------------------------------------------------------------------------------------

ADMINSTRATOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 .....................        2.33%        116%  $         3,290
January 1, 2004 to December 31, 2004 ....................       15.38%        184%  $        12,499
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................       37.89%        261%  $        34,204
AUGUST 30, 2002(4) TO DECEMBER 31, 2002 .................       (2.33)%       377%  $         3,930

ADVISOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 .....................        2.12%        116%  $         1,430
JANUARY 1, 2004 TO DECEMBER 31, 2004 ....................       14.92%        184%  $         1,529
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................       37.39%        261%  $         1,690
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................      (28.04)%       377%  $         1,244
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................      (22.15)%       630%  $         1,328
FEBRUARY 24, 2000(4) TO DECEMBER 31, 2000 ...............      (43.68)%       474%  $           225

INSTITUTIONAL CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 .....................        2.57%        116%  $        15,780
JANUARY 1, 2004 TO DECEMBER 31, 2004 ....................       15.68%        184%  $         7,126
JUNE 30, 2003(4) TO DECEMBER 31, 2003 ...................       19.25%        261%  $         2,114

INVESTOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 .....................        1.92%        116%  $       196,077
JANUARY 1, 2004 TO DECEMBER 31, 2004 ....................       14.55%        184%  $       260,212
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................       36.98%        261%  $       249,221
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................      (28.18)%       377%  $       224,182
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................      (21.96)%       630%  $       372,075
JANUARY 1, 2000 TO DECEMBER 31, 2000 ....................      (29.77)%       474%  $       574,764

MID CAP DISCIPLINED FUND
---------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO OCTOBER 31, 2005 ...................        6.46%         94%  $        54,344

INSTITUTIONAL CLASS
APRIL 11, 2005(4) TO OCTOBER 31, 2005 ...................        6.59%         94%  $       116,867

INVESTOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 .....................        4.83%         94%  $       535,900
JANUARY 1, 2004 TO DECEMBER 31, 2004 ....................       21.18%         62%  $       676,333
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................       40.66%        252%  $       314,764
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................      (11.78)%       431%  $       155,411
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................       12.41%        648%  $        92,412
JANUARY 1, 2000 TO DECEMBER 31, 2000 ....................       22.80%        301%  $        18,494

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                         NET REALIZED
                                                            BEGINNING          NET                AND   DISTRIBUTIONS
                                                            NET ASSET   INVESTMENT         UNREALIZED        FROM NET
                                                            VALUE PER       INCOME     GAIN (LOSS) ON      INVESTMENT
                                                                SHARE       (LOSS)        INVESTMENTS          INCOME
----------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
----------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ......................  $   46.65        (0.05)(6)           1.01            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 .....................  $   39.58        (0.14)              7.21            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .....................  $   28.73        (0.06)(6)          10.91            0.00
AUGUST 30(4), 2002 TO DECEMBER 31, 2002 ..................  $   29.48         0.02              (0.77)           0.00

ADVISOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ......................  $   45.71        (0.12)(6)           0.98            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 .....................  $   38.94        (0.34)              7.11            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .....................  $   28.37        (0.19)(6)          10.76            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .....................  $   38.92        (0.11)            (10.44)           0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 .....................  $   42.10        (0.06)(6)          (2.08)          (0.09)
FEBRUARY 24, 2000(4) TO DECEMBER 31, 2000 ................  $   43.16         0.03               4.83           (0.28)

INVESTOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ......................  $   46.40        (0.10)(6)           0.99            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 .....................  $   39.45        (0.26)              7.21            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .....................  $   28.70        (0.14)(6)          10.89            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .....................  $   39.29        (0.08)            (10.51)           0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 .....................  $   42.35         0.07              (2.11)          (0.07)
JANUARY 1, 2000 TO DECEMBER 31, 2000 .....................  $   44.69         0.17               3.30           (0.17)

SMALL CAP DISCIPLINED FUND
----------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO OCTOBER 31, 2005 ....................  $   15.99        (0.01)              0.09            0.00

INSTITUTIONAL CLASS
APRIL 11, 2005(4) TO OCTOBER 31, 2005 ....................  $   15.99         0.00               0.10            0.00

INVESTOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ......................  $   16.70        (0.07)             (0.38)           0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 .....................  $   13.91        (0.06)              3.75            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .....................  $    9.12        (0.05)              5.71            0.00
MARCH 28, 2002(4) TO DECEMBER 31, 2002 ...................  $   10.00        (0.05)             (0.83)           0.00

SMALL/MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO OCTOBER 31, 2005 ....................  $   13.22         0.00               1.43            0.00

INVESTOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ......................  $   13.83        (0.08)              1.22            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 .....................  $   12.01        (0.13)              2.43            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .....................  $    7.58        (0.03)              4.46            0.00
MARCH 28, 2002(4) TO DECEMBER 31, 2002 ...................  $   10.00        (0.04)             (2.38)           0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS         WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                      DISTRIBUTIONS       ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                           FROM NET    NET ASSET   ------------------------------------------------
                                                           REALIZED    VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                              GAINS        SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
-----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ................           0.00   $    47.61            (0.14)%     1.13%     (0.10)%     1.03%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............           0.00   $    46.65            (0.35)%     1.27%     (0.12)%     1.15%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............           0.00   $    39.58            (0.20)%     1.55%     (0.36)%     1.19%
AUGUST 30(4), 2002 TO DECEMBER 31, 2002 ............           0.00   $    28.73             0.21%      1.22%     (0.06)%     1.16%

ADVISOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ................           0.00   $    46.57            (0.49)%     1.42%     (0.02)%     1.40%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............           0.00   $    45.71            (0.76)%     1.60%     (0.04)%     1.56%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............           0.00   $    38.94            (0.58)%     1.56%     (0.01)%     1.55%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............           0.00   $    28.37            (0.38)%     1.58%     (0.01)%     1.57%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............          (0.95)  $    38.92            (0.28)%     1.66%      0.00%      1.66%
FEBRUARY 24, 2000(4) TO DECEMBER 31, 2000 ..........          (5.64)  $    42.10             0.10%      1.58%      0.00%      1.58%

INVESTOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ................           0.00   $    47.29            (0.46)%     1.46%     (0.10)%     1.36%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............           0.00   $    46.40            (0.55)%     1.39%     (0.04)%     1.35%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............           0.00   $    39.45            (0.43)%     1.42%     (0.02)%     1.40%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............           0.00   $    28.70            (0.23)%     1.41%     (0.01)%     1.40%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............          (0.95)  $    39.29             0.19%      1.29%      0.00%      1.29%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...............          (5.64)  $    42.35             0.47%      1.20%      0.00%      1.20%

SMALL CAP DISCIPLINED FUND
-----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO OCTOBER 31, 2005 ..............           0.00   $    16.07            (0.30)%     1.45%     (0.21)%     1.24%

INSTITUTIONAL CLASS
APRIL 11, 2005(4) TO OCTOBER 31, 2005 ..............           0.00   $    16.09             0.08%      1.10%     (0.52)%     0.58%

INVESTOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ................          (0.21)  $    16.04            (0.57)%     1.73%     (0.11)%     1.62%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............          (0.90)  $    16.70            (0.55)%     1.65%     (0.06)%     1.59%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............          (0.87)  $    13.91            (0.89)%     1.89%     (0.18)%     1.71%
MARCH 28, 2002(4) TO DECEMBER 31, 2002 .............           0.00   $     9.12            (0.98)%     2.55%     (0.60)%     1.95%

SMALL/MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO OCTOBER 31, 2005 ..............           0.00   $    14.65            (0.18)%     1.48%     (0.24)%     1.24%

INVESTOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ................          (0.35)  $    14.62            (1.01)%     1.95%     (0.25)%     1.70%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............          (0.48)  $    13.83            (1.30)%     2.06%     (0.30)%     1.76%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............           0.00   $    12.01            (0.55)%     2.86%     (1.06)%     1.80%
MARCH 28, 2002(4) TO DECEMBER 31, 2002 .............           0.00   $     7.58            (0.74)%     3.56%     (1.64)%     1.92%

                                                                       PORTFOLIO     NET ASSETS AT
                                                              TOTAL     TURNOVER     END OF PERIOD
                                                          RETURN(2)      RATE(3)   (000'S OMITTED)
---------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
---------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ................           2.06%          35%     $    131,102
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............          17.86%          42%     $      1,337
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............          37.77%          60%     $        145
AUGUST 30(4), 2002 TO DECEMBER 31, 2002 ............          (2.54)%         71%     $        634

ADVISOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ................           1.88%          35%     $    119,986
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............          17.39%          42%     $    137,439
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............          37.26%          60%     $    140,500
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............         (27.11)%         71%     $    103,924
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............          (5.08)%         88%     $     89,132
FEBRUARY 24, 2000(4) TO DECEMBER 31, 2000 ..........          12.10%          87%     $      2,551

INVESTOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ................           1.92%          35%     $  1,938,610
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............          17.62%          42%     $  2,389,496
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............          37.46%          60%     $  2,709,452
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............         (26.95)%         71%     $  2,506,990
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............          (4.80)%         88%     $  3,664,068
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...............           8.57%          87%     $  3,337,173

SMALL CAP DISCIPLINED FUND
---------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO OCTOBER 31, 2005 ..............           0.50%          56%     $      1,141

INSTITUTIONAL CLASS
APRIL 11, 2005(4) TO OCTOBER 31, 2005 ..............           0.63%          56%     $      2,162

INVESTOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ................          (2.71)%         56%     $    172,013
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............          27.04%          41%     $    135,287
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............          62.53%         156%     $     39,549
MARCH 28, 2002(4) TO DECEMBER 31, 2002 .............          (8.80)%        201%     $      7,871

SMALL/MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 11, 2005(4) TO OCTOBER 31, 2005 ..............          10.82%          80%     $     31,613

INVESTOR CLASS
JANUARY 1, 2005 TO OCTOBER 31, 2005 ................           8.45%          80%     $     37,526
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............          19.37%         133%     $     17,678
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............          58.44%         132%     $      8,725
MARCH 28, 2002(4) TO DECEMBER 31, 2002                       (24.20)%        108%     $      2,509

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(4)   Commencement of operations.

(5)   Amount calculated is less than $0.005.

(6)   Calculated based upon average shares outstanding.

NOTES TO FINANCIAL STATEMENTS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at October 31, 2005 was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Discovery Fund, Enterprise Fund, Mid Cap Disciplined Fund, Opportunity Fund, Small Cap Disciplined Fund, and Small/Mid Cap Value Fund. Each Fund is a diversified series of the Trust.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds"), by share class, acquired substantially all of the net assets of the following Target Funds ("Target Funds"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code.

                         Acquiring Funds                                               Target Funds
WELLS FARGO ADVANTAGE DISCOVERY FUND - INVESTOR CLASS                           STRONG DISCOVERY FUND INVESTOR CLASS

WELLS FARGO ADVANTAGE ENTERPRISE FUND - ADMINISTRATOR CLASS                           STRONG ENTERPRISE FUND CLASS K

WELLS FARGO ADVANTAGE ENTERPRISE FUND - ADVISOR CLASS                           STRONG ENTERPRISE FUND ADVISOR CLASS

WELLS FARGO ADVANTAGE ENTERPRISE FUND - INSTITUTIONAL CLASS               STRONG ENTERPRISE FUND INSTITUTIONAL CLASS

WELLS FARGO ADVANTAGE ENTERPRISE FUND - INVESTOR CLASS                         STRONG ENTERPRISE FUND INVESTOR CLASS

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND - INVESTOR CLASS       STRONG MID CAP DISCIPLINED FUND INVESTOR CLASS

WELLS FARGO ADVANTAGE OPPORTUNITY FUND - ADMINISTRATOR CLASS                         STRONG OPPORTUNITY FUND CLASS K

WELLS FARGO ADVANTAGE OPPORTUNITY FUND - ADVISOR CLASS                         STRONG OPPORTUNITY FUND ADVISOR CLASS

WELLS FARGO ADVANTAGE OPPORTUNITY FUND - INVESTOR CLASS                       STRONG OPPORTUNITY FUND INVESTOR CLASS

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND - INVESTOR CLASS     STRONG SMALL COMPANY VALUE FUND INVESTOR CLASS

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND - INVESTOR CLASS       STRONG SMALL/MID CAP VALUE FUND INVESTOR CLASS

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

AFFILIATE SECURITIES

      An affiliate company is a company in which the fund has ownership of at least 5% of the voting securities. Companies that are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. The following positions were held at October 31, 2005:

         Small/Mid Value Fund

Security Name          Quantity        Cost      Market Value   Unrealized Gain/Loss   % of Shares Outstanding
Covalent Group         1,061,520   $ 2,668,609   $  2,356,574       $ (312,035)                  7.86%

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At October 31, 2005, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

NOTES TO FINANCIAL STATEMENTS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                   Undistributed    Undistributed
                                   Net Investment   Net Realized      Paid-in
Fund                                   Income         Gain/Loss       Capital

DISCOVERY FUND                       $ 1,596,158    $ (1,596,158)   $         0

ENTERPRISE FUND                        2,424,532               0     (2,424,532)

MID CAP DISCIPLINED FUND                 (31,709)         31,709              0

OPPORTUNITY FUND                       8,382,241      (8,382,241)             0

SMALL CAP DISCIPLINED FUND               743,453        (743,453)             0

SMALL/MID CAP VALUE FUND                 187,006        (187,006)             0

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at October 31, 2005.

      At October 31, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                    Capital Loss
Fund                                         Year Expires          Carryforwards

ENTERPRISE FUND                                  2009              $ 190,907,319
                                                 2010                 64,764,000

      The capital loss carryforwards may include capital losses acquired from a merger as discussed in Note 1. The yearly utilization of any acquired capital loss is limited by the Code.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At October 31, 2005, there were no open futures contracts.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at October 31, 2005 are shown on the Statement of Assets and Liabilities.

      Prior to April 11, 2005, the predecessor Strong Funds had a securities lending agreement with State Street Bank and Trust Co. ("State Street"). The agreement required that loans be collateralized at all times by cash and cash equivalents equal to at least 102% of the market value of the aggregate loaned securities, plus accrued interest, and the collateral be marked-to-market daily.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Amounts earned as interest on investments of cash collateral, net of rebates and other securities lending expenses, are included in Securities Lending Income on the Statement of Operations.

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

      As of October 31, 2005, the following Fund had open swap contracts:

                   Swap            Notional          Interest Rate/           Interest Rate/        Maturity   Net Unrealized
Fund          Counter Party       Principal          Index Received             Index Paid            Date       Gain/(Loss)
OPPORTUNITY   Lehman Brothers    $ 26,965,959        Market Value            Notional Amount       17-Jan-06      $ 588,855
FUND             Finance                             Appreciation          x (3 Months USD Libor
                                                     on Customize           plus 30 bps) plus
                                                     Stock Index*              Market Value
                                                                            Depreciation on
                                                                             Customized Stock
                                                                                  Index*

OPPORTUNITY   Lehman Brothers    $ 28,220,792       Notional Amount            Market Value        06-Jan-06        (40,186)
FUND             Finance                         x (3 Months USD Libor        Appreciation
                                                plus 30 bps) plus Market      on Customize
                                                 Value Depreciation on        Stock Index**
                                                Customized Stock Index**

* Customized Stock Index consists of the following basket of common stocks valued as of October 31, 2005: Huntington NCSH, Marshall and Ilsley, Suntrust Bank, TCF Financial Corporation, Wachovia Corporation, Zion Bancorp, US Bancorp, and City National Corporation.

**    Customized Stock Index consists of the following basket of common stocks valued as of October 31, 2005: Viacom Incorporated, Vodafone Group plc ADR, AFLAC Incorporated, Carnival Corporation, Cisco Systems Incorporated, Unitedhealthcare Group Incorporated, and Morgan Stanley.

WRITTEN OPTIONS

      An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

      Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

      Written options transactions during the for the period ended October 31, 2005, were as follows:

                                                  Mid Cap Disciplined Fund
                                               Contracts     Premiums Received

CALL OPTIONS WRITTEN

OPTIONS AT BEGINNING OF PERIOD                    1,737       $   6,338,313

OPTIONS WRITTEN                                  11,849          15,400,320

OPTIONS TERMINATED IN CLOSING TRANSACTIONS      (13,586)        (21,738,633)

OPTIONS EXPIRED                                       0                   0

OPTIONS EXERCISED                                     0                   0

OPTIONS AT END OF PERIOD                              0       $           0

NOTES TO FINANCIAL STATEMENTS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                       Opportunity Fund
                                               Contracts     Premiums Received

CALL OPTIONS WRITTEN

OPTIONS AT BEGINNING OF PERIOD                     4,850      $        664,422

OPTIONS WRITTEN                                        0                     0

OPTIONS TERMINATED IN CLOSING TRANSACTIONS        (4,850)             (664,422)

OPTIONS EXPIRED                                        0                     0

OPTIONS EXERCISED                                      0                     0

OPTIONS AT END OF PERIOD                               0      $              0

                                                       Opportunity Fund
                                               Contracts     Premiums Received
PUT OPTIONS WRITTEN

OPTIONS AT BEGINNING OF PERIOD                       520      $        102,440

OPTIONS WRITTEN                                      470               367,525

OPTIONS TERMINATED IN CLOSING TRANSACTIONS          (470)             (367,525)

OPTIONS EXPIRED                                     (520)             (102,440)

OPTIONS EXERCISED                                      0                     0

OPTIONS AT END OF PERIOD                               0      $              0

                                                   Small/Mid Cap Value Fund
                                               Contracts     Premiums Received
CALL OPTIONS WRITTEN

OPTIONS AT BEGINNING OF PERIOD                       214      $         63,609

OPTIONS WRITTEN                                    3,091               558,728

OPTIONS TERMINATED IN CLOSING TRANSACTIONS          (807)             (182,271)

OPTIONS EXPIRED                                     (110)              (28,038)

OPTIONS EXERCISED                                    (80)              (12,694)

OPTIONS AT END OF PERIOD                           2,308      $        399,334

Open written call and put option contracts as of October 31, 2005 are disclosed in the Portfolio of Investments.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                  Advisory Fee                                              Sub-Advisory Fee
                             Average Daily       (% of Average                           Average Daily        (% of Average
Fund                          Net Assets        Daily Net Assets)*    Sub-Adviser          Net Assets       Daily Net Assets)**
DISCOVERY FUND           $  0 - $499  million        0.750          Wells Capital    $0 - $200 million            0.350
                         $500 - $999  million        0.700           Management         > $200 million            0.300
                         $  1 - $2.99 billion        0.650          Incorporated
                         $  3 - $4.99 billion        0.625
                         >      $4.99 billion        0.600

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                      Advisory Fee                                           Sub-Advisory Fee
                                Average Daily         (% of Average                       Average Daily        (% of Average
Fund                              Net Assets       Daily Net Assets)*    Sub-Adviser        Net Assets      Daily Net Assets)**
ENTERPRISE FUND                $0 - $499 million          0.750         Wells Capital   $0 - $200 million          0.350
                             $500 - $999 million          0.700            Management      > $200 million          0.300
                              $1 - $2.99 billion          0.650          Incorporated
                              $3 - $4.99 billion          0.625
                                 > $4.99 billion          0.600

MID CAP DISCIPLINED FUND       $0 - $499 million          0.750         Wells Capital   $0 - $200 million          0.350
                             $500 - $999 million          0.700            Management      > $200 million          0.300
                              $1 - $2.99 billion          0.650          Incorporated
                              $3 - $4.99 billion          0.625
                                 > $4.99 billion          0.600

OPPORTUNITY FUND               $0 - $499 million          0.750         Wells Capital   $0 - $200 million          0.350
                             $500 - $999 million          0.700            Management      > $200 million          0.300
                              $1 - $2.99 billion          0.650          Incorporated
                              $3 - $4.99 billion          0.625
                                 > $4.99 billion          0.600

SMALL CAP DISCIPLINED FUND     $0 - $499 million          0.900         Wells Capital   $0 - $200 million          0.350
                             $500 - $999 million          0.850            Management      > $200 million          0.300
                              $1 - $2.99 billion          0.800          Incorporated
                              $3 - $4.99 billion          0.775
                                 > $4.99 billion          0.750

SMALL/MID CAP VALUE FUND       $0 - $499 million          0.900         Wells Capital   $0 - $200 million          0.350
                             $500 - $999 million          0.850            Management      > $200 million          0.300
                              $1 - $2.99 billion          0.800          Incorporated
                              $3 - $4.99 billion          0.775
                                 > $4.99 billion          0.750

* Effective April 11, 2005. From January 1, 2005 through April 10, 2005, Funds Management served as interim investment adviser to each of the predecessor Strong Funds. Prior to January 1, 2005, Strong Capital Management, Inc., served as investment adviser to each of the predecessor Strong Funds. Funds Management and Strong Capital Management were both entitled to receive an annual fee at the following rate:

                                                             Advisory Fees
                                                             (% of Average
   Fund                         Average Daily Net Assets   Daily Net Assets)

   DISCOVERY FUND                       ALL ASSET LEVELS         0.750

   ENTERPRISE FUND                       $0 - $4 billion         0.750
                                 $4 billion - $6 billion         0.725
                                            > $6 billion         0.700

   MID CAP DISCIPLINED FUND              $0 - $4 billion         0.750
                                 $4 billion - $6 billion         0.725
                                            > $6 billion         0.700

   OPPORTUNITY FUND                      $0 - $4 billion         0.750
                                 $4 billion - $6 billion         0.725
                                            > $6 billion         0.700

   SMALL CAP DISCIPLINED FUND            $0 - $4 billion         0.750
                                 $4 billion - $6 billion         0.725
                                            > $6 billion         0.700

   SMALL/MID CAP VALUE FUND              $0 - $4 billion         0.750
                                 $4 billion - $6 billion         0.725
                                            > $6 billion         0.700

NOTES TO FINANCIAL STATEMENTS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

** At the April 2005 meeting, the Board of the Trust reapproved the sub-advisory agreements among Funds Trust, Funds Management and the respective sub-advisers, including the compensation payable to each sub-adviser for providing investment advisory services to certain of the Wells Fargo Funds. Effective January 1, 2006, the investment sub-adviser(s) will be entitled to to be paid a monthly fee at the following rates:

                                                                             Sub-Advisory Fees
                                                          Average Daily        (% of Average
Fund                               Sub-Adviser              Net Assets       Daily Net Assets)
DISCOVERY FUND                    Wells Capital          $0 - $100 million          0.45
                             Management Incorporated   $100 - $200 million          0.40
                                                            > $200 million          0.35

ENTERPRISE FUND                   Wells Capital          $0 - $100 million          0.45
                             Management Incorporated   $100 - $200 million          0.40
                                                            > $200 million          0.30

MID CAP DISCIPLINED FUND          Wells Capital          $0 - $100 million          0.45
                             Management Incorporated   $100 - $200 million          0.40
                                                            > $200 million          0.30

OPPORTUNITY FUND                  Wells Capital          $0 - $100 million          0.45
                             Management Incorporated   $100 - $200 million          0.40
                                                            > $200 million          0.30

SMALL CAP DISCIPLINED FUND        Wells Capital          $0 - $100 million          0.55
                             Management Incorporated   $100 - $200 million          0.50
                                                            > $200 million          0.40

SMALL/MID CAP VALUE FUND          Wells Capital          $0 - $100 million          0.45
                             Management Incorporated   $100 - $200 million          0.40
                                                            > $200 million          0.35

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                            Administration Fees
                                 Average Daily                 (% of Average
                                  Net Assets                Daily Net Assets)**

FUND LEVEL                    $0 - $4.99 billion                    0.05
                              $5 - $9.99 billion                    0.04
                                 > $9.99 billion                    0.03
ADMINISTRATOR CLASS                                                 0.10

ADVISOR CLASS                                                       0.28

INSTITUTIONAL CLASS                                                 0.08

Investor Class                                                      0.45

** Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rates:

                                                                  % of Average
                                                                Daily Net Assets

ALL SMALL AND MID CAP STOCK FUNDS (EXCEPT FOR
   DISCOVERY FUND)

   CLASS K                                                            0.25

   ADVISOR CLASS                                                      0.30

   INSTITUTIONAL CLASS                                                0.02

   INVESTOR CLASS                                                     0.30

DISCOVERY FUND

   INVESTOR CLASS                                                     0.25

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS"). BFDS served as the transfer agent to the predecessor Strong Funds effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds. Effective April 11, 2005, transfer agent fees are paid by Funds Management and not by the Funds.

      For financial statement presentation, transfer agent fees for the period from January 1, 2005 though April 10, 2005, as shown below, have been combined with administration fees.

                                                             Transfer Agent Fees
                                                                  and Other
                                                               Related Expenses

DISCOVERY FUND

   INVESTOR CLASS                                                $   142,657

ENTERPRISE FUND

   CLASS K                                                             2,848

   ADVISOR CLASS                                                         663

   INSTITUTIONAL CLASS                                                   322

   INVESTOR CLASS                                                    375,731

MID CAP DISCIPLINED FUND

   INVESTOR CLASS                                                    431,093

OPPORTUNITY FUND

   CLASS K                                                               590

   ADVISOR CLASS                                                      58,514

   INVESTOR CLASS                                                  1,441,770

SMALL CAP DISCIPLINED FUND

   INVESTOR CLASS                                                     92,709

SMALL/MID CAP VALUE FUND

   INVESTOR CLASS                                                     11,272

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                  % of Average
                                                                Daily Net Assets

ALL SMALL AND MID CAP STOCK FUNDS                                     0.02

      Prior to February 28, 2005, State Street served as custodian for the Strong Small Company Value Fund and Strong Small/Mid Cap Value Fund. Prior to March 7, 2005, State Street served as custodian for the Strong Discovery Fund, Strong Enterprise Fund, Strong Mid Cap Disciplined Fund and Strong Opportunity Fund. State Street was entitled to receive certain fees, primarily based on transactions of the Fund.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                 % of Average
Share Class                                                  Daily Net Assets***

ADMINISTRATOR CLASS, ADVISOR CLASS AND INVESTOR CLASS                0.25

      ***Effective April 11, 2005. Prior to April 11, 2005, shareholder servicing fees for the predecessor Strong Funds, if any, were encompassed by the Strong Funds' 12b-1 distribution and service plan. For the period April 11, 2005 through October 31, 2005, shareholder servicing fees paid were as follows:

NOTES TO FINANCIAL STATEMENTS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

Fund                         Administrator          Advisor            Investor

DISCOVERY FUND                  $  3,817                N/A          $   272,403

ENTERPRISE FUND                   16,642           $  1,885              305,392

MID CAP DISCIPLINED FUND          34,884                N/A              802,513

OPPORTUNITY FUND                  52,466            174,784            3,011,235

SMALL CAP DISCIPLINED FUND           574                N/A              222,888

SMALL/MID CAP VALUE FUND           9,932                N/A               35,990

DISTRIBUTION FEES

      Prior to April 11, 2005, the predecessor Strong Funds adopted a 12b-1 distribution and service plan under the 1940 Act on behalf of the Advisor Class and certain Investor Class shares. Under the plan, Strong Investments, Inc. was paid an annual rate of 0.25% of the average daily net assets of the Advisor Class shares of the Enterprise Fund and Opportunity Fund and 0.25% of the average daily net assets of the Investor Class shares of the Small Cap Disciplined Fund and Small/Mid Cap Value Fund.

      For the period ended October 31, 2005, distribution fees incurred are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to February 28, 2005, State Street served as fund accountant to the Strong Small Company Value Fund and Strong Small/Mid Cap Value Fund. Prior to March 7, 2005, State Street served as fund accountant for the Strong Discovery Fund, Strong Enterprise Fund, Strong Mid Cap Disciplined Fund and Strong Opportunity Fund. Fund accounting fees were paid by the Funds' administrator through April 10, 2005, and not by the funds.

WAIVED FEES AND REIMBURSED EXPENSES

      Effective April 11, 2005, Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. The Fund's adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios in effect from April 11, 2005 through October 31, 2005, were as follows:

                                        Net Operating Expense Ratios
Fund                         Administrator   Advisor   Institutional   Investor

DISCOVERY FUND                   1.15%           N/A         N/A         1.38%

ENTERPRISE FUND                  1.15%         1.40%       0.90%         1.57%

MID CAP DISCIPLINED FUND         1.15%           N/A       0.90%         1.31%

OPPORTUNITY FUND                 1.04%         1.29%         N/A         1.35%

SMALL CAP DISCIPLINED FUND       1.20%           N/A       1.00%         1.61%

SMALL/MID CAP VALUE FUND         1.20%           N/A         N/A         1.62%

      Prior to April 11, 2005, the Strong Funds' adviser and/or administrator could voluntarily waive or absorb certain expenses at their discretion. Pursuant to the direction of the Strong Funds Board of Directors and certain regulatory settlements, the predecessor adviser, Strong Capital management, Inc. ("SCM"), had contractually agreed to waive fees and/or absorb expenses in the amount of 0.033% for Discovery Fund, Enterprise Fund, Mid Cap Disciplined Fund, Opportunity Fund, Small Company Value Fund and Small/Mid Cap Value Fund from May 21, 2004 to May 21, 2005. However, effective April 11, 2005, the Funds are subject to a different expense structure. SISI also allocated to each fund certain charges or credits resulting from transfer agency banking activities based on each Class' level of subscription and redemption activity. Transfer Agency Banking Credits allocated by SISI, if any, served to reduce the transfer agency expenses incurred by the Funds. From January 1, 2005 through April 10, 2005, the expense offsets that are included in the waived fees and reimbursed expenses amount on the Statement of Operations are as follows:

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               Waived Fees and
                                                             Reimbursed Expenses

DISCOVERY FUND

   FUND LEVEL                                                     $  19,643

ENTERPRISE FUND

   FUND LEVEL                                                        28,488

MID CAP DISCIPLINED FUND

   FUND LEVEL                                                        73,383

OPPORTUNITY FUND

   FUND LEVEL                                                       262,351

   ADVISOR CLASS                                                        215

SMALL CAP DISCIPLINED FUND

   FUND LEVEL                                                        16,429

SMALL/MID CAP VALUE FUND

   FUND LEVEL                                                         2,098

   INVESTOR CLASS                                                     2,576

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended October 31, 2005, were as follows:

Fund                                 Purchases at Cost            Sales Proceeds

DISCOVERY FUND                         $ 216,220,350               $ 205,528,993

ENTERPRISE FUND                          285,446,800                 356,748,800

MID CAP DISCIPLINED FUND                 570,451,367                 599,520,210

OPPORTUNITY FUND                         764,924,385                 953,770,688

SMALL CAP DISCIPLINED FUND               141,873,542                  80,244,764

SMALL/MID CAP VALUE FUND                  69,531,589                  22,696,994

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

      Prior to April 11, 2005, the predecessor Strong Funds had established a line of credit agreement ("LOC") with certain financial institutions to be used for temporary or emergency purposes. Combined borrowings among all participating Strong Funds were subject to a $200 million cap on the total LOC. For an individual fund, borrowings under the LOC were limited to either the lesser of 15% of the market value of the fund's total assets or any explicit borrowing limits in the fund's registration statement. The principal amount of each borrowing under the LOC was due not more than 45 days after the date of the borrowing. Borrowings under the LOC accrued interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.09% per annum was incurred on the unused portion of the LOC and was allocated to all participating Strong Funds based on their net asset values. For the period ended October 31, 2005, there were no borrowing under either agreement for the Discovery Fund, Enterprise Fund, Mid Cap Disciplined Fund, Opportunity Fund and Small Cap Disciplined Fund, while the Small/Mid Cap Value Fund had minimal borrowings.

NOTES TO FINANCIAL STATEMENTS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the period ended October 31, 2005 and the year ended October 31, 2004 were as follows:

                                                                   Long-Term    Dividend Paid on
                                               Ordinary Income   Capital Gain      Redemption           Total
Fund                                                 2005            2005             2005               2005
DISCOVERY FUND                                    $ 3,934,260     $ 4,608,701   $              0     $  8,542,961

MID CAP DISCIPLINED FUND                            5,424,334               0                  0        5,424,334

SMALL CAP DISCIPLINED FUND                          1,907,555          30,904                  0        1,938,459

SMALL/MID CAP VALUE FUND                              280,754         275,522                  0          556,276

                                                                   Long-Term    Dividend Paid on
                                               Ordinary Income   Capital Gain      Redemption           Total
Fund                                                 2004            2004             2004               2004
DISCOVERY FUND                                   $   2,277,341   $  7,863,798   $              0     $ 10,141,139

MID CAP DISCIPLINED FUND                            38,659,910      4,098,788                  0       42,758,698

SMALL CAP DISCIPLINED FUND                           5,356,087        253,973                  0        5,610,060

SMALL/MID CAP VALUE FUND                                     0        575,996                  0          575,996

      As of October 31, 2005, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales and cost basis adjustments related to premium amortization (only for funds that have elected not to amortize premium for tax purposes).

                                                                  Unrealized
                              Undistributed     Undistributed    Appreciation      Capital Loss
Fund                         Ordinary Income   Long-Term Gain   (Depreciation)     Carryforward         Total
DISCOVERY FUND                $   3,476,937    $   11,439,193   $   26,020,240   $             0   $   40,936,370

ENTERPRISE FUND                           0                 0       19,809,923      (255,671,319)    (235,861,396)

MID CAP DISCIPLINED FUND         66,647,644        37,665,785       25,047,144                 0      129,360,573

OPPORTUNITY FUND                 25,090,420       193,111,752      450,357,694                 0      668,559,866

SMALL CAP DISCIPLINED FUND        7,784,783         2,443,819        2,886,810                 0       13,115,412

SMALL/MID CAP VALUE FUND            618,928         1,177,005        2,132,036                 0        3,927,969

7. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling $35 million by May 2009. The Funds management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the Discovery Fund, Enterprise Fund, Mid Cap Disciplined Fund, Opportunity Fund, Small Cap Disciplined Fund, and Small/Mid Cap Value Fund (collectively the "Funds"), six of the funds constituting the Wells Fargo Funds Trust, as of October 31, 2005, and the related statements of operations, statements of changes in net assets and the financial highlights for the period ended October 31, 2005 and the year ended December 31, 2004. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights of the Funds for each of the years or periods ended December 31, 2003, and prior, were audited by other auditors whose report dated February 3, 2004 expressed an unqualified opinion on those financial statements and financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of the Wells Fargo Funds Trust as of October 31, 2005, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.

                                 /S/ KPMG LLP

Philadelphia, Pennsylvania
December 21, 2005

OTHER INFORMATION (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
      Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Fund(s) listed below designates a percentage of its ordinary income dividends distributed during the period as qualifying for the corporate dividends-received deduction.

                                                            Ordinary Income
Fund                                                     Dividend Distribution %

DISCOVERY FUND                                                   6.34%

SMALL/MID CAP VALUE FUND                                        24.00%

      Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as long-term capital gain dividends for the period:

                                                               Capital Gain
Fund                                                        Dividend Declared

DISCOVERY FUND                                                $ 4,608,701

SMALL CAP DISCIPLINED FUND                                         30,904

SMALL/MID CAP VALUE FUND                                          275,522

      The following Funds designate the income dividends distributed between January 1, 2005 and October 31, 2005, as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code, as follows:

                                                            % of Qualifying
Fund                                                      Dividend Income (QDI)

DISCOVERY FUND                                                   7.88%

MID CAP DISCIPLINED FUND                                         0.36%

SMALL CAP DISCIPLINED FUND                                       0.16%

SMALL/MID CAP VALUE FUND                                        25.00%

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLS-FARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund are publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987         Associate Professor of Finance,                   None
63                                                    Wake Forest University,
                                                      Calloway School of Business
                                                      and Accountancy.
-------------------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998         Chairman, CEO, and Co-                            None
63                        (Chairman, since 2005)      Founder of Crystal Geyser
                                                      Water Company and President
                                                      of Crystal Geyser Roxane Water
                                                      Company.
-------------------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987         Retired. Prior thereto, President                 None
72                                                    of Richard M. Leach Associates
                                                      (a financial consulting firm).
-------------------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996         Senior Counselor to the public                    None
53                                                    relations firm of Himle-Horner
                                                      and Senior Fellow at the
                                                      Humphrey Institute,
                                                      Minneapolis, Minnesota (a pub-
                                                      lic policy organization).
-------------------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996         Principal in the law firm of                      None
65                                                    Willeke & Daniels.
-------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE**

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987         Private Investor/Real Estate                      None
61                                                    Developer; Chairman of White
                                                      Point Capital, LLC.

OTHER INFORMATION (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

OFFICERS

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE           PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since            Executive Vice President of                       None
46                        2003                        Wells Fargo Bank, N.A. and
                                                      President of Wells Fargo Funds
                                                      Management, LLC. Senior Vice
                                                      President and Chief
                                                      Administrative Officer of Wells
                                                      Fargo Funds Management, LLC
                                                      from 2001 to 2003. Vice
                                                      President of Wells Fargo Bank,
                                                      N.A. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer, since            Senior Vice President of Wells                    None
36                        2003                        Fargo Bank, N.A. and Senior
                                                      Vice President of Operations for
                                                      Wells Fargo Funds
                                                      Management, LLC. Prior there-
                                                      to, Operations Manager at
                                                      Scudder Weisel Capital, LLC
                                                      from 2000 to 2001 and Director
                                                      of Shareholder Services at BISYS
                                                      Fund Services from 1999 to
                                                      2000.
-------------------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since            Vice President and Managing                       None
45                        2000                        Senior Counsel of Wells Fargo
                                                      Bank, N.A. and Senior Vice
                                                      President and Secretary of Wells
                                                      Fargo Funds Management, LLC.
                                                      Vice President and Senior
                                                      Counsel of Wells Fargo Bank,
                                                      N.A. from 1996 to 2003.
-------------------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222, or by visiting the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

** As of October 31, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS        LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG        --  Association of Bay Area Governments
ADR         --  American Depositary Receipts
AMBAC       --  American Municipal Bond Assurance Corporation
AMT         --  Alternative Minimum Tax
ARM         --  Adjustable Rate Mortgages
BART        --  Bay Area Rapid Transit
CDA         --  Community Development Authority
CDSC        --  Contingent Deferred Sales Charge
CGIC        --  Capital Guaranty Insurance Company
CGY         --  Capital Guaranty Corporation
CMT         --  Constant Maturity Treasury
COFI        --  Cost of Funds Index
Connie Lee  --  Connie Lee Insurance Company
COP         --  Certificate of Participation
CP          --  Commercial Paper
CTF         --  Common Trust Fund
DW&P        --  Department of Water & Power
DWR         --  Department of Water Resources
EDFA        --  Education Finance Authority
FFCB        --  Federal Farm Credit Bank
FGIC        --  Financial Guaranty Insurance Corporation
FHA         --  Federal Housing Authority
FHLB        --  Federal Home Loan Bank
FHLMC       --  Federal Home Loan Mortgage Corporation
FNMA        --  Federal National Mortgage Association
FRN         --  Floating Rate Notes
FSA         --  Financial Security Assurance, Inc
GDR         --  Global Depositary Receipt
GNMA        --  Government National Mortgage Association
GO          --  General Obligation
HFA         --  Housing Finance Authority
HFFA        --  Health Facilities Financing Authority
IDA         --  Industrial Development Authority
IDR         --  Industrial Development Revenue
LIBOR       --  London Interbank Offered Rate
LLC         --  Limited Liability Corporation
LOC         --  Letter of Credit
LP          --  Limited Partnership
MBIA        --  Municipal Bond Insurance Association
MFHR        --  Multi-Family Housing Revenue
MUD         --  Municipal Utility District
MTN         --  Medium Term Note
PCFA        --  Pollution Control Finance Authority
PCR         --  Pollution Control Revenue
PFA         --  Public Finance Authority
PLC         --  Private Placement
PSFG        --  Public School Fund Guaranty
RAW         --  Revenue Anticipation Warrants
RDA         --  Redevelopment Authority
RDFA        --  Redevelopment Finance Authority
R&D         --  Research & Development
SFHR        --  Single Family Housing Revenue
SFMR        --  Single Family Mortgage Revenue
SLMA        --  Student Loan Marketing Association
STEERS      --  Structured Enhanced Return Trust
TBA         --  To Be Announced
TRAN        --  Tax Revenue Anticipation Notes
USD         --  Unified School District
V/R         --  Variable Rate
WEBS        --  World Equity Benchmark Shares
XLCA        --  XL Capital Assurance


72

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WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds' Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

                -----------------------------------------------------
                NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
                -----------------------------------------------------

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(C) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.

                          www.wellsfargo.com/advantagefunds     RT54061 12-05
                                                              ASMCNL/AR123 10-05
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                                                           [LOGO]
                                                            WELLS  ADVANTAGE
                                                            FARGO  FUNDS

[GRAPHIC OMITTED]

                                                            OCTOBER 31, 2005

                                                               Annual Report

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

Wells Fargo Advantage Specialized Financial Services Fund

Wells Fargo Advantage Specialized Health Sciences Fund

Wells Fargo Advantage Specialized Technology Fund

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
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TABLE OF CONTENTS

Letter to Shareholders ...................................................     1
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Performance Highlights
--------------------------------------------------------------------------------
   Specialized Financial Services Fund ...................................     2
   Specialized Health Sciences Fund ......................................     4
   Specialized Technology Fund ...........................................     6
Fund Expenses ............................................................     8
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Portfolio of Investments
--------------------------------------------------------------------------------
   Specialized Financial Services Fund ...................................    10
   Specialized Health Sciences Fund ......................................    12
   Specialized Technology Fund ...........................................    15

Financial Statements
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   Statements of Assets and Liabilities ..................................    20
   Statements of Operations ..............................................    22
   Statements of Changes in Net Assets ...................................    24
   Financial Highlights ..................................................    28

Notes to Financial Highlights ............................................    32
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Notes to Financial Statements ............................................    33
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Report of Independent Registered Public Accounting Firm ..................    41
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Other Information (Unaudited) ............................................    42
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List of Abbreviations ....................................................    44
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                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
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THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                     WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this WELLS FARGO ADVANTAGE SPECIALTY FUNDS annual report for the period ending October 31, 2005. Many of our shareholders received an Annual Report from us less than twelve months ago. This report will cover performance for a one-month period ending October 31, 2005.

      The reason for this variable time reporting period is that a number of the funds involved in the April 2005 reorganization of WELLS FARGO FUNDS(R) and the Strong Funds had different fiscal year-end dates. Although the timing of this annual report closely follows the previous annual report, the commentary and financials reflect a period through October 31, 2005.

      On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook, and information about each Fund's portfolio.

OCTOBER EFFECT SENDS STOCKS LOWER
--------------------------------------------------------------------------------

      While October 2005 will not be remembered for a stock market crisis like the Octobers of 1929, 1987, and 1997, the major U.S. equity indices did finish lower for the month. Positive signs were seen in the market, including strong corporate earnings, a decline in energy prices, and sound economic data. However, inflation fears, weakening consumer sentiment, and concern that energy prices would rise during the winter months restrained market activity.

      Oil prices, which have been steadily on the rise for over a year--reaching $70 per barrel for one day at the beginning of September--continued to weigh heavily on the markets at the beginning of the month. However, energy prices began to fall during the second half of October, even as the Energy Information Agency predicted significant increases in the cost of heating oil and natural gas for the coming winter months. Both the price of oil and natural gas dropped over 10% during the month, with oil prices falling to $60 per barrel on the last day of October.

WILL CORPORATE EARNINGS LIFT STOCKS IN THE FOURTH QUARTER?
--------------------------------------------------------------------------------

      By October 31, 2005, data showed the third quarter Gross Domestic Product
(GDP) at 3.8%. Housing continued to exhibit signs of strength with a steady volume of mortgage applications for home purchases. Business spending remained healthy, which was supported by solid profits and cash surplus. Consumer sentiment was hurt by rising fuel costs, expressed in volatile auto sales, and may portend a change in consumer spending, which has been a force behind the economy during the past two years.

      Energy prices may remain near current levels in the coming months. Even if they do fall, as they did in October, rising costs over the past year may impact consumers. The danger is that high energy bills, combined with higher prices on other consumer goods, may decrease discretionary spending.

LOOKING FORWARD, NOT BACK
--------------------------------------------------------------------------------

      Just as no one could have predicted the severity of the impact of the U.S. Gulf Coast hurricanes, no one can predict with certainty what's in store for the economy and the markets. That's one of the reasons we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective.

      While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track as you work to reach your financial goals. In addition, to help you reach your financial goals, we offer funds across every key category, each guided by skillful, independent money managers--our subadvisors--chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent, long-term results, offers our investors the firm footing they need to navigate changing market conditions and move forward to their final destination. They share our dedication to pursuing consistent, long-term results and offer our investors the firm footing they need to navigate changing market conditions as they move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS--we appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGOFUNDS.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                     PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND (the Fund) seeks long-term capital appreciation.

ADVISER                               SUB-ADVISER
     Wells Fargo Funds Management,         Wells Capital Management Incorporated
     LLC

FUND MANAGERS                         INCEPTION DATE
     Allen J. Ayvazian                  07/02/1962
     Allen Wisniewski, CFA

HOW DID THE FUND PERFORM OVER THE ONE-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 2.70%(1) (excluding sales charges) for the one-month period ending October 31, 2005, outperforming its benchmark, the S&P 500(2) Index, which returned (1.67)% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Investors' general belief that the Federal Reserve Board's (the Fed) policy of raising interest rates may be nearing an end created a positive environment for financial stocks. Third quarter earnings from many commercial banks (approximately 29% of the Fund's investments) indicated that net interest margins were stabilizing, despite a narrowing of short-to-long term yield differentials. Stocks experienced a sharp rebound in price when negative investor sentiment regarding profitability waned. In addition, several custody banks such as Northern Trust and State Street reported solid third quarter results and produced positive stock returns for the Fund.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDING DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund was positioned to take advantage of a more positive environment for financial stocks, resulting in minimal change during October. However, we did reduce holdings in AmSouth Bancorp in response to the company's struggle to generate meaningful revenue growth. We also reduced holdings in XL Capital.

      We added to three stocks currently held in the Fund, American Express, Merrill Lynch, and Nuveen Investments. The Fund's original investment in these three high-quality companies was based on our forecast for their strong and/or improving earnings growth. With the outlook remaining strong, we increased the Fund's investment in them. We continue to be mindful of tax and turnover implications.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We hold a constructive outlook for financial stocks over the next 12 months. If the Fed slows interest rate increases, we anticipate renewed interest in financial stocks. October reports appear to indicate bank fundamentals are stabilizing. Capital market-related stocks may also benefit from low inflation and solid economic growth, which can benefit the financial markets. Insurance stocks in the commercial sector are expected to benefit from strong pricing as a consequence of recent hurricane losses. Finally, we continue to favor financial stocks given their defensive fundamental characteristics, such as lower price-to-earnings and price-to-book ratios, and higher dividend yields.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY SECURITIES AND FINANCIAL SERVICES SECTOR RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of October 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND was named the Wells Fargo SIFE Specialized Financial Services Fund. Performance shown for Class A shares of the Fund for periods prior to February 25, 2002 reflects the performance of the Class A-1 shares of the SIFE Trust Fund, its predecessor fund, adjusted to reflect the Class A fees and expenses. Performance shown for Class B and Class C shares of the Fund for periods prior to February 25, 2002 reflects the performance of the Class B and Class C shares of the SIFE Trust Fund, its predecessor fund, and from May 1, 1997, to February 22, 2002, reflects the performance of the Class A shares adjusted to reflect each respective class's fees and expenses.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS                     WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

                                            Including Sales Charge                         Excluding Sales Charge
                                 -------------------------------------------   ---------------------------------------------
                                 1-Month*  6-Month*  1-Year  5-Year  10-Year   1-Month*  6-Month*  1-Year   5-Year   10-Year
Specialized Financial Services
   Fund - Class A
   (Incept. Date 07/02/1962)      (3.20)     2.61     1.17    3.94     9.82      2.70      8.87     7.35     5.18     10.48
Specialized Financial Services
   Fund - Class B
   (Incept. Date 05/01/1997)      (2.29)     3.44     1.59    3.96     9.49      2.71      8.44     6.59     4.30      9.49
Specialized Financial Services
   Fund - Class C
   (Incept. Date 05/01/1997)       1.72      7.49     5.47    4.33     9.47      2.72      8.49     6.47     4.33      9.47
Benchmark
   S&P 500 Index(2)                                                             (1.67)     5.26     8.72    (1.73)     9.34

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.84
Price to Earnings Ratio (trailing 12 months)                              13.70x
Price to Book Ratio                                                        1.99x
Median Market Cap. ($B)                                                  $18.10
Portfolio Turnover***                                                      0.97%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

***THIS MEASURE IS BASED ON 1-MONTH OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Depository Institutions                                                     47%
Electronics                                                                  3%
Financial Services                                                           1%
Holding & Other Investment Offices                                           1%
Insurance Agents, Brokers & Service                                          2%
Insurance Carriers                                                          19%
Non-Depository Credit Institutions                                          11%
Security & Commodity Brokers, Dealers                                       16%

TEN LARGEST EQUITY HOLDINGS(3,4) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Citigroup Incorporated                                                     8.16%
American International Group Incorporated                                  5.26%
Bank of America Corporation                                                5.14%
Goldman Sachs Group Incorporated                                           5.02%
US Bancorp                                                                 3.75%
Zions Bancorporation                                                       3.64%
JP Morgan Chase & Company                                                  3.54%
St. Paul Travelers Companies Incorporated                                  3.32%
Merrill Lynch & Company Incorporated                                       3.19%
Hartford Financial Services Group Incorporated                             3.10%

GROWTH OF $10,000 INVESTMENT(5) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               WELLS FARGO ADVANTAGE SPECIALIZED
               FINANCIAL SERVICES FUND - CLASS A    S&P 500 INDEX
               ---------------------------------    -------------
10/31/1995                    9425                      10,000
11/30/1995                    9941                      10,439
12/29/1995                   10077                      10,640
 1/31/1996                   10272                      11,001
 2/29/1996                   10577                      11,104
 3/31/1996                   10747                      11,210
 4/30/1996                   10638                      11,375
 5/31/1996                   10862                      11,667
 6/30/1996                   10794                      11,712
 7/31/1996                   10756                      11,194
 8/31/1996                   11274                      11,430
 9/30/1996                   11771                      12,073
10/31/1996                   12312                      12,406
11/30/1996                   13163                      13,343
12/31/1996                   12834                      13,078
 1/31/1997                   13517                      13,896
 2/28/1997                   14156                      14,004
 3/31/1997                   13297                      13,430
 4/30/1997                   13932                      14,230
 5/31/1997                   14512                      15,096
 6/30/1997                   14990                      15,772
 7/31/1997                   16370                      17,026
 8/31/1997                   15972                      16,072
 9/30/1997                   17285                      16,951
10/31/1997                   17045                      16,385
11/30/1997                   17597                      17,144
12/31/1997                   18583                      17,439
 1/31/1998                   17718                      17,631
 2/28/1998                   18985                      18,902
 3/31/1998                   19879                      19,870
 4/30/1998                   20081                      20,072
 5/31/1998                   19465                      19,727
 6/30/1998                   19957                      20,528
 7/31/1998                   19928                      20,310
 8/31/1998                   15523                      17,375
 9/30/1998                   16336                      18,489
10/31/1998                   17931                      19,992
11/30/1998                   18629                      21,204
12/31/1998                   19537                      22,425
 1/31/1999                   19194                      23,363
 2/28/1999                   19324                      22,636
 3/31/1999                   19230                      23,541
 4/30/1999                   20762                      24,453
 5/29/1999                   19874                      23,875
 6/30/1999                   20250                      25,201
 7/31/1999                   19122                      24,414
 8/31/1999                   18487                      24,293
 9/30/1999                   18047                      23,627
10/31/1999                   20468                      25,123
11/30/1999                   19301                      25,633
12/31/1999                   17886                      27,142
 1/31/2000                   17406                      25,780
 2/29/2000                   15365                      25,293
 3/31/2000                   17604                      27,766
 4/30/2000                   16915                      26,930
 5/31/2000                   18307                      26,378
 6/30/2000                   16646                      27,030
 7/31/2000                   17511                      26,608
 8/31/2000                   19478                      28,261
 9/30/2000                   19791                      26,769
10/31/2000                   19826                      26,656
11/30/2000                   19449                      24,556
12/31/2000                   21633                      24,676
 1/31/2001                   22043                      25,552
 2/28/2001                   21197                      23,224
 3/31/2001                   20524                      21,754
 4/30/2001                   20786                      23,442
 5/31/2001                   21895                      23,599
 6/30/2001                   22008                      23,026
 7/31/2001                   22083                      22,800
 8/31/2001                   21089                      21,375
 9/30/2001                   20074                      19,650
10/31/2001                   19210                      20,025
11/30/2001                   20466                      21,561
12/31/2001                   21007                      21,751
 1/31/2002                   21046                      21,434
 2/28/2002                   20954                      21,020
 3/31/2002                   22439                      21,810
 4/30/2002                   22322                      20,489
 5/31/2002                   22254                      20,339
 6/30/2002                   21509                      18,891
 7/31/2002                   19825                      17,419
 8/31/2002                   20279                      17,532
 9/30/2002                   18287                      15,628
10/31/2002                   18533                      17,002
11/30/2002                   18878                      18,002
12/31/2002                   18131                      16,945
 1/31/2003                   17784                      16,503
 2/28/2003                   17437                      16,255
 3/31/2003                   17463                      16,411
 4/30/2003                   19254                      17,764
 5/31/2003                   20398                      18,698
 6/30/2003                   20597                      18,937
 7/31/2003                   21194                      19,271
 8/31/2003                   21194                      19,647
 9/30/2003                   21234                      19,438
10/31/2003                   22630                      20,537
11/30/2003                   22729                      20,717
12/31/2003                   23416                      21,803
 1/31/2004                   24029                      22,204
 2/29/2004                   24765                      22,513
 3/31/2004                   24442                      22,173
 4/30/2004                   23030                      21,825
 5/31/2004                   23460                      22,124
 6/30/2004                   23434                      22,553
 7/31/2004                   23188                      21,806
 8/31/2004                   23557                      21,894
 9/30/2004                   23593                      22,130
10/31/2004                   23778                      22,469
11/30/2004                   24394                      23,379
12/31/2004                   25130                      24,173
 1/31/2005                   24597                      23,584
 2/28/2005                   24464                      24,079
 3/31/2005                   23779                      23,653
 4/30/2005                   23445                      23,203
 5/31/2005                   24046                      23,941
 6/30/2005                   24514                      23,975
 7/31/2005                   25050                      24,866
 8/31/2005                   24514                      24,640
 9/30/2005                   24853                      24,840
10/31/2005                   25525                      24,425

--------------------------------------------------------------------------------

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND Class A shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                     PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND (the Fund) seeks long-term capital appreciation.

ADVISER                               SUB-ADVISER
     Wells Fargo Funds Management,         RCM Capital Management, LLC
     LLC

FUND MANAGER                          INCEPTION DATE
     Michael Dauchot, M.D.              04/02/2001

HOW DID THE FUND PERFORM OVER THE ONE-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned (1.41)%(1) (excluding sales charges) for the one-month period ending October 31, 2005, outperforming the S&P 500 Index(2), which returned (1.67)%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      On the positive side, the Fund's top holding, Medtronic Inc., was up 6% and was the top contributor to performance in the Fund. Roche Holding AG and Novartis were the second and third best contributors, showing returns of 7% and 5%, respectively. The only security the Fund held that increased by double-digits was Teva Pharmaceutical (up 14%). The stock traded up after news that the case between Effexor XR-a drug used primarily to treat depression--and Wyeth had been settled.

      The single largest factor detracting from performance was the 13% decline in Pfizer Inc., the Fund's fourth largest holding at the start of the period. This position was significantly reduced after the company reported weak revenue growth.

      Reducing the Fund's holdings in Pfizer decreased its exposure to large-cap pharmaceutical companies. Some of the Fund's other large holdings, such as WellPoint Inc. and Shire Pharmaceuticals also slumped during the period and hurt the Fund's performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Other than our reduction of holdings in Pfizer discussed above, we did not make changes to the Fund's holdings. However, the Medicare Modernization Act scheduled to take effect January 1, 2006 has already affected how we choose the Fund's holdings. With the government looking to the private sector to administer drug benefits, we believe the managed care and pharmacy benefit manager groups will outperform the market.

      During the reporting period, the Fund sought to identify companies that serve the needs of senior citizens that are positioned to benefit from this new legislation.

      In response to rising health care costs, we sought companies that we believe were implementing greater efficiencies and cost-effective measures. Greater efficiencies included using lower priced, but equally effective, health care alternatives.

      During the period, the Fund also identified companies with innovative products geared toward disenfranchised populations. Companies with differentiated products that were not subject to price cuts also looked attractive to us.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Looking ahead, the Fund will continue to identify and invest in opportunities within the health care services sub-sector, in particular the managed care companies. In addition to managed care companies other areas within the service sub-sector will benefit from the Medicare Modernization Act, which will be fully implented on January 1, 2006. Large cap pharmaceuticals continue to be plagued by concerns over a dearth of attractive drugs in the pipeline, and while valuations are relatively attractive among some of the companies, the overarching concern about future revenue growth precludes us from favoring the group. In addition to the service subsector, we are also optimistic about growth prospects among select medtech and biotech companies. In medtech, we continue to favor companies like St. Jude Medical and Medtronic, who are benefiting from strong growth in implantable defibrillators. We also remain optimistic about the prospects for biotech, particularly among the large cap names like Genentech, Amgen, and Gilead. These companies offer significant upside from future pipeline advances, while providing downside protection with attractive core revenue and earnings growth.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY SECURITIES RISK, FOREIGN INVESTMENTS RISK, NONDIVERSIFIED PORTFOLIO RISK, AND HEALTH SCIENCES SECTOR RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of October 31, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS                     WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

                                                  Including Sales Charge                       Excluding Sales Charge
                                        -----------------------------------------   -------------------------------------------
                                        1-Month*  6-Month*  1-Year   Life of Fund   1-Month*   6-Month*   1-Year   Life of Fund
Specialized Health Sciences Fund
   - Class A
   (Incept. Date 04/02/2001)             (7.08)    (2.80)    1.32        1.21        (1.41)      3.13      7.51        2.53
Specialized Health Sciences Fund
   - Class B
   (Incept. Date 04/02/2001)             (6.46)    (2.34)    1.63        1.32        (1.46)      2.66      6.63        1.74
Specialized Health Sciences Fund
   -  Class C
   (Incept. Date 04/02/2001)             (2.46)     1.66     5.62        1.76        (1.46)      2.66      6.62        1.76
Benchmark
   S&P 500 Index(2)                                                                  (1.67)      5.26      8.72        2.56

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.94
Price to Earnings Ratio (trailing 12 months)                              28.10x
Price to Book Ratio                                                        4.20x
Median Market Cap. ($B)                                                  $ 7.00
Portfolio Turnover***                                                      9.17%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

***THIS MEASURE IS BASED ON 1-MONTH OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Business Services                                                             1%
Chemicals & Allied Products                                                  40%
Medical Products                                                             19%
Furniture & Fixtures                                                          1%
Health Services                                                              11%
Insurance Carriers                                                           18%
Miscellaneous Manufacturing Industries                                        4%
Whole Sale Trade Non-Durable Goods                                            5%
Whole Sale Trade Durable Goods                                                1%

TEN LARGEST EQUITY HOLDINGS(3,4) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Medtronic Incorporated                                                     6.38%
WellPoint Incorporated                                                     6.13%
Abbott Laboratories                                                        4.18%
Johnson & Johnson                                                          4.03%
St. Jude Medical Incoporated                                               3.75%
Shire Pharmaceuticals Group plc ADR                                        3.69%
Medco Health Solutions Incorporated                                        3.61%
Novartis AG                                                                3.55%
Wyeth                                                                      3.35%
Roche Holding AG                                                           3.32%

GROWTH OF $10,000 INVESTMENT(5) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              WELLS FARGO ADVANTAGE SPECIALIZED
                HEALTH SCIENCES FUND - CLASS A    S&P 500 INDEX
              ---------------------------------   -------------
  4/1/2001                   9,425                    10,000
 4/30/2001                   9,991                    10,776
 5/31/2001                  10,481                    10,848
 6/30/2001                  10,283                    10,585
 7/31/2001                   9,943                    10,481
 8/31/2001                   9,670                     9,826
 9/30/2001                   9,142                     9,033
10/31/2001                   9,500                     9,205
11/30/2001                   9,925                     9,911
12/31/2001                  10,028                     9,999
 1/31/2002                   9,538                     9,853
 2/28/2002                   9,406                     9,663
 3/31/2002                   9,614                    10,026
 4/30/2002                   8,973                     9,418
 5/31/2002                   8,671                     9,350
 6/30/2002                   7,983                     8,684
 7/31/2002                   7,559                     8,007
 8/31/2002                   7,597                     8,059
 9/30/2002                   7,361                     7,184
10/31/2002                   7,568                     7,816
11/30/2002                   7,597                     8,275
12/31/2002                   7,417                     7,789
 1/31/2003                   7,531                     7,586
 2/28/2003                   7,436                     7,472
 3/31/2003                   7,729                     7,544
 4/30/2003                   8,030                     8,166
 5/31/2003                   8,718                     8,595
 6/30/2003                   9,180                     8,705
 7/31/2003                   9,284                     8,858
 8/31/2003                   8,973                     9,031
 9/30/2003                   8,963                     8,935
10/31/2003                   9,076                     9,440
11/30/2003                   9,302                     9,523
12/31/2003                   9,557                    10,022
 1/31/2004                   9,915                    10,207
 2/29/2004                  10,188                    10,349
 3/31/2004                  10,226                    10,192
 4/30/2004                  10,358                    10,032
 5/31/2004                  10,311                    10,170
 6/30/2004                  10,198                    10,367
 7/31/2004                   9,651                    10,024
 8/31/2004                   9,830                    10,064
 9/30/2004                   9,887                    10,173
10/31/2004                   9,830                    10,328
11/30/2004                  10,075                    10,747
12/31/2004                  10,719                    11,112
 1/31/2005                  10,398                    10,841
 2/28/2005                  10,096                    11,069
 3/31/2005                   9,898                    10,873
 4/30/2005                  10,247                    10,666
 5/31/2005                  10,417                    11,005
 6/30/2005                  10,370                    11,021
 7/31/2005                  10,672                    11,431
 8/31/2005                  10,710                    11,327
 9/30/2005                  10,719                    11,418
10/31/2005                  10,568                    11,228

--------------------------------------------------------------------------------
(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND Class A shares for the life of the Fund with the S&P 500 Index.

The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                     PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND (the Fund) seeks long-term capital appreciation by investing in domestic and foreign equity securities of technology companies.

ADVISER                               SUB-ADVISER
   Wells Fargo Funds Management,           RCM Capital Management, LLC
   LLC

FUND MANAGERS                         INCEPTION DATE
   Huachen Chen, CFA                    09/18/2000
   Walter C. Price, Jr., CFA

HOW DID THE FUND PERFORM OVER THE ONE-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned (0.19)%(1) (excluding sales charges) for the one-month period ending October 31, 2005, outperforming the S&P 500 Index(2), which returned (1.67)%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Technology holdings that detracted from performance included National Semiconductor (down 14%), Advanced Micro Devices (down 8%), Broadcom Corp (down 10%), and Chartered Semiconductor (down 9%). We have reduced holdings in semiconductors by nearly half and are now somewhat underweighted compared to various technology indices. While we sold stocks that reached our price targets such as National Semiconductor and Texas Instruments, we kept the ones still showing signs of potential growth and increased our holdings in Broadcom Corp.

      Internet holdings also affected Fund performance. On the positive side, Google Inc. was up 18%, Yahoo! Inc. was up 9%, and VeriSign Inc. rose 11%. However, our holdings among certain Chinese internet companies were down:
Netease.com Inc declined 15%, Tencent Holding Ltd. was down 14%, and Ctrip.com International Ltd. declined 10%. Even though we reduced or eliminated our positions in some Chinese internet companies, we kept the ones we believed to be undervalued and positioned for growth.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We used the revenue from the sale of semiconductor stocks to add to our holdings in internet software and services. We increased our holdings in Google and gradually initiated a large position in eBay (3.9% of the Fund as of month-end); e-Bay's management continues to guide conservatively and the metrics we monitor showed improvement, making it an attractive buy.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Looking ahead to the next few months, we remain cautious. Energy prices may put the economy at greater risk and the Federal Reserve continues to lean toward raising interest rates. In response, we have taken a more defensive position within the Fund, but continue to be optimistic about the potential for growth in technology stocks.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY SECURITIES RISK, FOREIGN INVESTMENTS RISK, NONDIVERSIFIED PORTFOLIO RISK, AND TECHNOLOGY SECTOR RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of October 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class Z shares of the Fund for periods prior to April 11, 2005 reflects performance of the Class A shares of the Fund, and includes fees and expenses that are not applicable to and are lower than those of the Class Z shares.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS                     WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

                                                    Including Sales Charge                        Excluding Sales Charge
                                        --------------------------------------------- ---------------------------------------------
                                        1-Month* 6-Month* 1-Year  5-Year Life of Fund 1-Month* 6-Month* 1-Year  5-Year Life of Fund
Specialized Technology Fund - Class A
   (Incept. Date 09/18/2000)             (5.97)    12.31   8.11  (11.34)    (13.01)    (0.19)    19.27   14.79 (10.27)    (11.99)
Specialized Technology Fund - Class B
   (Incept. Date 09/18/2000)             (5.40)    13.76   8.90  (11.60)    (13.01)    (0.40)    18.76   13.90 (10.95)    (12.67)
Specialized Technology Fund - Class C
   (Incept. Date 09/18/2000)             (1.40)    17.81  12.93  (10.99)    (12.70)    (0.40)    18.81   13.93 (10.99)    (12.70)
Specialized Technology Fund - Class Z
   (Incept. Date 04/11/2005)                                                           (0.19)    19.27   14.72 (10.39)    (12.11)
Benchmark
   S&P 500 Index(2)                                                                    (1.67)     5.26    8.72  (1.73)     (1.79)

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.40
Price to Earnings Ratio (trailing 12 months)                              36.30x
Price to Book Ratio                                                        4.80x
Median Market Cap. ($B)                                                 $   7.50
Portfolio Turnover***                                                     28.61%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

*** THIS MEASURE IS BASED ON 1-MONTH OF THE FUND'S ACTIVITY.

SECTOR DISTRIBUTION(3) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Applications Software                                                         1%
Business Services                                                            54%
Communications                                                                2%
Electronics                                                                  15%
Home Furniture, Furnishing & Equipment Stores                                 2%
Industial & Commercial Machinery & Computer Equipment                        17%
Insurance Carriers                                                            2%
Oil & Gas Extraction                                                          4%
Petroleum Refining & Related Industries                                       1%
Stone, Clay, Glass & Concrete Products                                        2%

TEN LARGEST EQUITY HOLDINGS(3,4) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

Red Hat Incorporated                                                       8.22%
Google Incorporated Class A                                                7.05%
SanDisk Corporation                                                        6.21%
Yahoo! Incorporated                                                        4.94%
AutoDesk Incorporated                                                      4.91%
Hewlett-Packard Company                                                    4.65%
Ebay Incorporated                                                          4.33%
Microsoft Corporation                                                      3.83%
Motorola Incorporated                                                      3.63%
Apple Computer Incorporated                                                3.55%

GROWTH OF $10,000 INVESTMENT(5) (AS OF OCTOBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                     WELLS FARGO ADVANTAGE SPECIALIZED
                         TECHNOLOGY FUND - CLASS A       S&P 500 INDEX
                     ---------------------------------   -------------
 9/18/2000                           9425                     10000
 9/30/2000                           9529                      9988
10/31/2000                           8426                      9946
11/30/2000                           6909                      9162
12/31/2000                           6437                      9207
 1/31/2001                           6795                      9534
 2/28/2001                           5014                      8665
 3/31/2001                           4326                      8117
 4/30/2001                           4637                      8747
 5/31/2001                           4373                      8805
 6/30/2001                           4232                      8591
 7/31/2001                           3827                      8507
 8/31/2001                           3327                      7975
 9/30/2001                           2846                      7332
10/31/2001                           3261                      7472
11/30/2001                           3789                      8045
12/31/2001                           3968                      8116
 1/31/2002                           3817                      7997
 2/28/2002                           3252                      7843
 3/31/2002                           3582                      8138
 4/30/2002                           3167                      7645
 5/31/2002                           2950                      7589
 6/30/2002                           2686                      7048
 7/31/2002                           2432                      6499
 8/31/2002                           2375                      6542
 9/30/2002                           2102                      5831
10/31/2002                           2432                      6344
11/30/2002                           2714                      6717
12/31/2002                           2328                      6323
 1/31/2003                           2337                      6157
 2/28/2003                           2319                      6065
 3/31/2003                           2300                      6123
 4/30/2003                           2573                      6628
 5/31/2003                           3025                      6977
 6/30/2003                           3205                      7066
 7/31/2003                           3421                      7190
 8/31/2003                           3648                      7330
 9/30/2003                           3704                      7253
10/31/2003                           4090                      7662
11/30/2003                           4053                      7730
12/31/2003                           4015                      8135
 1/31/2004                           4298                      8285
 2/29/2004                           4156                      8400
 3/31/2004                           4147                      8273
 4/30/2004                           3921                      8143
 5/31/2004                           4147                      8255
 6/30/2004                           4279                      8415
 7/31/2004                           3808                      8136
 8/31/2004                           3695                      8169
 9/30/2004                           3893                      8257
10/31/2004                           4270                      8383
11/30/2004                           4590                      8723
12/31/2004                           4741                      9019
 1/31/2005                           4364                      8799
 2/28/2005                           4373                      8984
 3/31/2005                           4279                      8825
 4/30/2005                           4109                      8657
 5/31/2005                           4505                      8933
 6/30/2005                           4420                      8945
 7/31/2005                           4543                      9278
 8/31/2005                           4647                      9194
 9/30/2005                           4910                      9268
10/31/2005                           4901                      9113

-------------------------------------------------------------------------------

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) The chart compares the performance of the Wells Fargo Advantage Specialized Technology Fund Class A shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                              FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                         Beginning     Ending
                                                                          Account      Account      Expenses
                                                                           Value        Value     Paid During     Net Annual
                                                                         5/01/2005   10/31/2005     Period*     Expense Ratio
Wells Fargo Advantage Specialized Financial Services Fund
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Specialized Financial Services Fund - Class A
Actual                                                                  $ 1,000.00   $ 1,088.70     $  7.11        1.35%
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,018.40     $  6.87        1.35%
Wells Fargo Advantage Specialized Financial Services Fund - Class B
Actual                                                                  $ 1,000.00   $ 1,084.40     $ 11.03        2.10%
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,014.62     $ 10.66        2.10%
Wells Fargo Advantage Specialized Financial Services Fund - Class C
Actual                                                                  $ 1,000.00   $ 1,084.90     $ 11.04        2.10%
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,014.62     $ 10.66        2.10%

Wells Fargo Advantage Specialized Health Sciences Fund
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Specialized Health Sciences Fund - Class A
Actual                                                                  $ 1,000.00   $ 1,031.30     $  8.45        1.65%
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,016.89     $  8.39        1.65%
Wells Fargo Advantage Specialized Health Sciences Fund - Class B
Actual                                                                  $ 1,000.00   $ 1,026.60     $ 12.26        2.40%
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,013.11     $ 12.18        2.40%
Wells Fargo Advantage Specialized Health Sciences Fund - Class C
Actual                                                                  $ 1,000.00   $ 1,026.60     $ 12.26        2.40%
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,013.11     $ 12.18        2.40%

FUND EXPENSES                              WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

                                                                         Beginning     Ending
                                                                          Account      Account     Expenses
                                                                           Value        Value     Paid During     Net Annual
                                                                         5/01/2005   10/31/2005     Period*     Expense Ratio
Wells Fargo Advantage Specialized Technology Fund
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Specialized Technology Fund - Class A
Actual                                                                  $ 1,000.00   $ 1,192.70     $  9.67        1.75%
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,016.38     $  8.89        1.75%
Wells Fargo Advantage Specialized Technology Fund - Class B
Actual                                                                  $ 1,000.00   $ 1,187.60     $ 13.78        2.50%
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,012.60     $ 12.68        2.50%
Wells Fargo Advantage Specialized Technology Fund - Class C
Actual                                                                  $ 1,000.00   $ 1,188.10     $ 13.79        2.50%
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,012.60     $ 12.68        2.50%
Wells Fargo Advantage Specialized Technology Fund - Class Z
Actual                                                                  $ 1,000.00   $ 1,192.70     $ 10.50        1.90%
Hypothetical (5% return before expenses)                                $ 1,000.00   $ 1,015.63     $  9.65        1.90%

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                            VALUE

COMMON STOCKS - 98.70%

DEPOSITORY INSTITUTIONS - 46.69%
     57,000  AMSOUTH BANCORPORATION                              $    1,438,110
    435,884  BANK OF AMERICA CORPORATION                             19,065,566
    337,000  BANK OF NEW YORK COMPANY INCORPORATED                   10,544,730
    127,250  BANK OF THE OZARKS INCORPORATED                          4,462,658
    660,900  CITIGROUP INCORPORATED                                  30,256,002
    150,200  CITY NATIONAL CORPORATION                               11,021,676
    192,300  COMPASS BANCSHARES INCORPORATED                          9,376,548
    166,542  CULLEN FROST BANKERS INCORPORATED                        8,796,748
    159,700  GOLDEN WEST FINANCIAL CORPORATION                        9,379,181
    358,000  JP MORGAN CHASE & COMPANY                               13,109,960
     77,000  NORTHERN TRUST CORPORATION                               4,127,200
     82,000  STATE STREET CORPORATION                                 4,528,860
    334,065  SUMMIT BANCSHARES INCORPORATED                           6,210,268
     52,600  SUNTRUST BANKS INCORPORATED                              3,812,448
    100,850  TEXAS REGIONAL BANCSHARES INCORPORATED CLASS A           2,957,931
    469,500  US BANCORP                                              13,887,810
    157,400  WACHOVIA CORPORATION                                     7,951,848
     29,900  WESTERN SIERRA BANCORP+                                    989,391
    183,600  ZIONS BANCORPORATION                                    13,489,092

                                                                    175,406,027
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 2.57%
    285,000  GENERAL ELECTRIC COMPANY                                 9,664,350
                                                                 --------------

FINANCIAL SERVICES - 0.85%
    105,800  INDEPENDENT BANK CORPORATION MASSACHUSETTS               3,172,942
                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.69%
    106,700  ASPEN INSURANCE HOLDINGS LIMITED                         2,581,073
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 2.18%
    181,200  NATIONAL FINANCIAL PARTNERS CORPORATION                  8,195,676
                                                                 --------------

INSURANCE CARRIERS - 19.23%
    109,000  ACE LIMITED                                              5,678,900
     71,600  ALLSTATE CORPORATION                                     3,779,764
    301,000  AMERICAN INTERNATIONAL GROUP INCORPORATED               19,504,800
     65,500  CHUBB CORPORATION                                        6,089,535
     24,000  EVEREST REINSURANCE GROUP LIMITED                        2,386,800
    104,000  GENWORTH FINANCIAL INCORPORATED                          3,295,760
    144,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED          11,484,000
     78,800  PRUDENTIAL FINANCIAL INCORPORATED                        5,735,852
     36,600  SELECTIVE INSURANCE GROUP INCORPORATED                   2,009,706
    273,000  ST. PAUL TRAVELERS COMPANIES INCORPORATED               12,293,190

                                                                     72,258,307
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                  VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 10.77%
    204,000  AMERICAN CAPITAL STRATEGIES LIMITED                                         $  7,662,240
    194,000  AMERICAN EXPRESS COMPANY                                                       9,655,380
    136,200  CAPITAL ONE FINANCIAL CORPORATION                                             10,398,870
     67,500  FREDDIE MAC                                                                    4,141,125
    337,150  MBNA CORPORATION                                                               8,620,925

                                                                                           40,478,540
                                                                                         ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
SERVICES - 15.72%
     34,400  AMERIPRISE FINANCIAL INCORPORATED                                              1,280,368
    225,600  AMVESCAP PLC ADR                                                               2,826,768
     81,100  BEAR STEARNS COMPANIES INCORPORATED                                            8,580,380
    147,300  GOLDMAN SACHS GROUP INCORPORATED                                              18,614,301
     46,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                          5,504,820
    182,500  MERRILL LYNCH & COMPANY INCORPORATED                                          11,815,050
    124,000  MORGAN STANLEY                                                                 6,746,840
     91,000  NUVEEN INVESTMENTS CLASS A                                                     3,682,770

                                                                                           59,051,297
                                                                                         ------------

TOTAL COMMON STOCKS (COST $293,762,090)                                                   370,808,212
                                                                                         ------------

PRINCIPAL                                             INTEREST RATE    MATURITY DATE
SHORT-TERM INVESTMENTS - 1.67%

REPURCHASE AGREEMENTS - 1.67%
$ 4,283,000  GOLDMAN SACHS & COMPANY - 102%
             COLLATERALIZED BY US GOVERNMENT
             SECURITIES
             (MATURITY VALUE $4,283,466)                   3.92%         11/01/2005         4,283,000
  2,000,000  MORGAN STANLEY GROUP - 102%
             COLLATERALIZED BY US GOVERNMENT
             SECURITIES
             (MATURITY VALUE $2,000,218)                   3.92          11/01/2005         2,000,000

                                                                                            6,283,000
                                                                                         ------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,283,000)                                              6,283,000
                                                                                         ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $300,045,090)*                   100.37%                                           $377,091,212
OTHER ASSETS AND LIABILITIES, NET       (0.37)                                             (1,375,790)
                                       ------                                            ------------
TOTAL NET ASSETS                       100.00%                                           $375,715,422
                                       ======                                            ============

+     NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $302,041,119 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                  $ 78,321,872
         GROSS UNREALIZED DEPRECIATION                    (3,271,779)
                                                        ------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)     $ 75,050,093

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                            VALUE

COMMON STOCKS - 93.24%

BUSINESS SERVICES - 0.50%

   8,270    ECLIPSYS CORPORATION+                                $      132,320
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 37.74%
     27,590  ABBOTT LABORATORIES                                      1,187,749
     15,150  ABGENIX INCORPORATED+                                      157,560
     10,200  AMGEN INCORPORATED+                                        772,752
      8,500  ANDRX CORPORATION+                                         131,495
      9,860  BARR LABORATORIES INCORPORATED+                            566,457
      6,100  BIOGEN IDEC INCORPORATED+                                  247,843
      7,660  DADE BEHRING HOLDINGS INCORPORATED                         275,837
      4,400  GENENTECH INCORPORATED+                                    398,640
      4,500  GENZYME CORPORATION+                                       325,350
     12,500  GILEAD SCIENCES INCORPORATED+                              590,625
     19,600  GLAXOSMITHKLINE PLC                                        509,627
      9,700  MEDIMMUNE INCORPORATED+                                    339,306
     12,500  MYLAN LABORATORIES INCORPORATED                            240,125
     11,390  NABI BIOPHARMACEUTICALS+                                   146,361
     14,210  NITROMED INCORPORATED+                                     231,197
     16,310  NOVARTIS AG                                                877,263
     14,700  NOVEN PHARMACEUTICALS INCORPORATED+                        207,123
     12,600  PFIZER INCORPORATED                                        273,924
     16,600  PROTEIN DESIGN LABS INCORPORATED+                          465,132
      8,300  SANOFI-AVENTIS SA                                          664,469
      8,000  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                 304,960
      9,900  THERAVANCE INCORPORATED+                                   214,533
     44,700  VION PHARMACEUTICALS INCORPORATED+                          98,340
     18,600  WYETH                                                      828,816

                                                                     10,055,484
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
SERVICES - 1.59%
      5,200  CELGENE CORPORATION+                                       291,720
      8,900  TELIK INCORPORATED+                                        132,966

                                                                        424,686
                                                                 --------------

FURNITURE & FIXTURES - 0.82%
      6,100  KINETIC CONCEPTS INCORPORATED+                             218,990
                                                                 --------------

HEALTH SERVICES - 9.92%
     10,900  CAREMARK RX INCORPORATED+#                                 571,160
     22,400  NEKTAR THERAPEUTICS+                                       337,344
      5,500  ROCHE HOLDING AG                                           821,577
     25,460  SHIRE PHARMACEUTICALS GROUP PLC ADR                        912,486

                                                                      2,642,567
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                            VALUE

INSURANCE CARRIERS - 16.79%
      7,400  AETNA INCORPORATED                                  $      655,344
     14,600  HEALTH NET INCORPORATED+                                   683,864
      9,500  PACIFICARE HEALTH SYSTEMS INCORPORATED+                    782,420
     11,340  UNITEDHEALTH GROUP INCORPORATED                            656,473
     12,170  UNIVERSAL AMERICAN FINANCIAL CORPORATION+                  180,116
     20,300  WELLPOINT INCORPORATED+                                  1,516,004

                                                                      4,474,221
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 16.58%
      5,700  AFFYMETRIX INCORPORATED+                                   258,951
     14,460  BAXTER INTERNATIONAL INCORPORATED                          552,806
      4,600  C.R. BARD INCORPORATED                                     286,948
      5,820  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+              328,830
      6,870  INAMED CORPORATION+                                        488,457
     27,810  MEDTRONIC INCORPORATED                                   1,575,715
     19,290  ST. JUDE MEDICAL INCORPORATED+                             927,270

                                                                      4,418,977
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.74%
     15,900  JOHNSON & JOHNSON                                          995,658
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 4.44%
     10,790  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                290,467
     15,800  MEDCO HEALTH SOLUTIONS INCORPORATED+                       892,700

                                                                      1,183,167
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 1.12%
     11,760  CYTYC CORPORATION+                                         298,116
                                                                 --------------

TOTAL COMMON STOCKS (COST $23,619,817)                               24,844,186
                                                                 --------------

SHORT-TERM INVESTMENTS - 5.38%

MUTUAL FUND - 5.38%
  1,432,190  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++              1,432,190
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,432,190)                        1,432,190
                                                                 --------------

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                  VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $25,052,007)*                                    98.62%                            $ 26,276,376
OTHER ASSETS AND LIABILITIES, NET                       1.38                                  368,281
                                                      ------                             ------------
TOTAL NET ASSETS                                      100.00%                            $ 26,644,657
                                                      ======                             ============

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,432,190.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $25,456,427 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                        $ 1,892,648
         GROSS UNREALIZED DEPRECIATION                         (1,072,700)
                                                              -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)           $   819,948

CONTRACTS                                              STRIKE PRICE  EXPIRATION DATE
WRITTEN OPTIONS - (0.04%)
       (40)  CAREMARK RX INCORPORATED CALL+               $ 55.00      03/18/2006             (10,400)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(5,280))                                            (10,400)
                                                                                         ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                            VALUE

COMMON STOCKS - 95.69%

APPLICATIONS SOFTWARE - 0.80%
     69,400  CITRIX SYSTEMS INCORPORATED+                        $    1,913,358
                                                                 --------------

BUSINESS SERVICES - 51.98%
    103,813  ACTIVISION INCORPORATED+<<                               1,637,131
        530  AMAZON.COM INCORPORATED+<<                                  21,136
     75,410  AMDOCS LIMITED+                                          1,996,103
    237,000  AUTODESK INCORPORATED                                   10,695,810
     69,820  CERNER CORPORATION+<<                                    5,896,299
     31,290  CHECKFREE CORPORATION+                                   1,329,825
        510  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+<<               22,430
     57,500  COGNOS INCORPORATED+<<                                   2,157,975
     58,090  CTRIP.COM INTERNATIONAL LIMITED ADR+                     3,341,918
    238,000  EBAY INCORPORATED+#                                      9,424,800
     41,230  GOOGLE INCORPORATED CLASS A+#                           15,343,332
     32,070  INTUIT INCORPORATED+                                     1,472,975
      1,020  JUNIPER NETWORKS INCORPORATED+<<                            23,797
     35,800  MCAFEE INCORPORATED+                                     1,075,074
        580  MERCURY INTERACTIVE CORPORATION+                            20,178
    324,000  MICROSOFT CORPORATION                                    8,326,800
        510  NAVTEQ CORPORATION+                                         19,951
     75,000  NCR CORPORATION+#                                        2,266,500
     42,900  NETEASE.COM INCORPORATED ADR+<<                          3,271,983
    376,000  ORACLE CORPORATION+                                      4,767,680
     99,100  PIXAR+<<                                                 5,027,343
    770,670  RED HAT INCORPORATED+<<                                 17,894,957
     34,700  SALESFORCE.COM INCORPORATED+<<                             867,153
     48,300  SCIENTIFIC-ATLANTA INCORPORATED                          1,711,752
     45,500  SINA CORPORATION+                                        1,153,425
    153,000  SYMANTEC CORPORATION+                                    3,649,050
     71,750  TELVENT GIT SA+                                            728,263
     80,800  THQ INCORPORATED+                                        1,872,944
    277,050  TIBCO SOFTWARE INCORPORATED+                             2,102,809
    248,060  VERISIGN INCORPORATED+                                   5,861,658
    290,630  YAHOO! INCORPORATED+                                    10,744,591

                                                                    124,725,642
                                                                 --------------

COMMUNICATIONS - 1.86%
     11,620  HOMESTORE.COM INCORPORATED+                                 42,181
     25,900  NEXTEL PARTNERS INCORPORATED CLASS A+<<                    651,385
  2,800,000  TENCENT HOLDINGS LIMITED+                                2,907,599
     28,600  USEN CORPORATION                                           652,289
      7,400  XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                213,342

                                                                      4,466,796
                                                                 --------------

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                            VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 14.81%
     66,600  ADC TELECOMMUNICATIONS INCORPORATED+<<              $    1,162,170
     79,000  ADVANCED MICRO DEVICES INCORPORATED                      1,834,380
        560  BROADCOM CORPORATION CLASS A+                               23,778
  6,252,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+           3,875,779
        960  COMVERSE TECHNOLOGY INCORPORATED+                           24,096
     37,500  CYPRESS SEMICONDUCTOR+<<                                   510,000
     28,890  FREESCALE SEMICONDUCTOR INCORPORATED+<<                    684,404
     23,500  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+              561,180
    128,000  MARVELL TECHNOLOGY GROUP LIMITED+#                       5,940,480
    357,000  MOTOROLA INCORPORATED                                    7,911,120
     71,000  NATIONAL SEMICONDUCTOR CORPORATION<<                     1,606,730
    255,000  NETWORK APPLIANCE INCORPORATED+                          6,976,800
      1,010  NINTENDO COMPANY LIMITED                                   112,444
      1,450  QUALCOMM INCORPORATED                                       57,652
         90  SAMSUNG ELECTRONICS COMPANY LIMITED                         47,586
     42,900  SAMSUNG SDI COMPANY LIMITED                              4,211,925

                                                                     35,540,524
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
SERVICES - 0.13%
     62,080  GREENFIELD ONLINE INCORPORATED+<<                          311,642
                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.01%
    108,700  BEST BUY COMPANY INCORPORATED                            4,811,062
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 15.70%
    134,000  APPLE COMPUTER INCORPORATED+                             7,717,060
     30,600  BAKER HUGHES INCORPORATED                                1,681,776
     25,000  COOPER CAMERON CORPORATION+<<                            1,843,250
        540  EMC CORPORATION+                                             7,538
     47,400  GRANT PRIDECO INCORPORATED+                              1,843,386
    361,000  HEWLETT-PACKARD COMPANY                                 10,122,440
      8,640  NATIONAL-OILWELL INCORPORATED+                             539,741
    229,380  SANDISK CORPORATION+<<                                  13,508,188
     12,070  SMITH INTERNATIONAL INCORPORATED                           391,068
        350  TREND MICRO INCORPORATED                                    10,854

                                                                     37,665,301
                                                                 --------------

INSURANCE CARRIERS - 1.78%
     57,110  WELLPOINT INCORPORATED+                                  4,264,975
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 0.25%
     13,440  AFFYMETRIX INCORPORATED+<<                                 610,579
                                                                 --------------

MOTION PICTURES - 0.00%
        260  DREAMWORKS ANIMATION SKG INCORPORATED+<<                     6,666
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                  VALUE
OIL & GAS EXTRACTION - 3.94%
     18,400  DIAMOND OFFSHORE DRILLING INCORPORATED                                      $  1,038,864
     30,600  ENSCO INTERNATIONAL INCORPORATED                                               1,395,054
     22,940  GLOBALSANTAFE CORPORATION                                                      1,021,977
     23,040  HALLIBURTON COMPANY                                                            1,361,664
     14,700  NABORS INDUSTRIES LIMITED+                                                     1,008,861
     26,900  PATTERSON-UTI ENERGY INCORPORATED                                                918,097
     23,290  SCHLUMBERGER LIMITED                                                           2,114,033
      9,460  WEATHERFORD INTERNATIONAL LIMITED+                                               592,196

                                                                                            9,450,746
                                                                                         ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.77%
     17,600  VALERO ENERGY CORPORATION                                                      1,852,224
                                                                                         ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.65%
    197,000  CORNING INCORPORATED+                                                          3,957,730
                                                                                         ------------

TRANSPORTATION EQUIPMENT - 0.01%
        460  UNITED TECHNOLOGIES CORPORATION                                                   23,589
                                                                                         ------------

TOTAL COMMON STOCKS (COST $204,303,174)                                                   229,600,834
                                                                                         ------------

CONTRACTS                                              STRIKE PRICE  EXPIRATION DATE
OPTIONS - 1.30%
      4,450  Hewlett-Packard Corporation Call+            $ 25.00      01/20/2007           2,447,500
      6,180  Micron Technology Incorporated Put+            27.00      01/20/2007             494,400
        130  Microsoft Corporation Call+                    12.50      01/20/2006              22,750
        294  NCR Corporation Put+                           30.00      11/19/2005              23,520
        294  NCR Corporation Put+                           30.00      11/19/2005             135,240

TOTAL OPTIONS (PREMIUMS RECEIVED $2,996,481)                                                3,123,410
                                                                                         ------------

COLLATERAL FOR SECURITIES LENDING - 17.94%

SHARES
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.20%
  1,684,714  SCUDDER DAILY ASSETS MONEY MARKET FUND                                         1,684,714
  1,178,480  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                1,178,480

                                                                                            2,863,194
                                                                                         ------------

PRINCIPAL                                             INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 16.74%
$12,300,000  BEAR STEARNS INTERNATIONAL REPURCHASE
             AGREEMENT (MATURITY VALUE $12,301,404)        4.11%         11/01/2005        12,300,000
 27,870,000  MORGAN STANLEY REPURCHASE AGREEMENT
             (MATURITY VALUE $27,873,112)                  4.02          11/01/2005        27,870,000

                                                                                           40,170,000
                                                                                         ------------

 TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $43,033,194)                              43,033,194
                                                                                         ------------

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                                    PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                  VALUE
RIGHTS - 0.00%
     30,500  SEAGATE TECHNOLOGY RIGHTS+(a)                                               $          0

TOTAL RIGHTS (COST $0)                                                                              0
                                                                                         ------------

SHORT-TERM INVESTMENTS - 3.30%

MUTUAL FUND - 3.30%
  7,928,935  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                    7,928,935
                                                                                         ------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,928,935)                                              7,928,935
                                                                                         ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $258,261,784)*                                           118.23%                   $283,686,373
OTHER ASSETS AND LIABILITIES, NET                              (18.23)                    (43,748,121)
                                                               ------                    ------------
TOTAL NET ASSETS                                               100.00%                   $239,938,252
                                                               ======                    ============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH THE TOTAL COLLATERAL IN THE AMOUNT OF $21,125. COLLATERAL RECEIVED REPRESENTS 101.95% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,928,935.

(a)   SECURITY FAIR VALUED IN ACCORDANCE WITH THE BOARD OF TRUSTEES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $261,154,332 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

           GROSS UNREALIZED APPRECIATION                       $30,587,934
           GROSS UNREALIZED DEPRECIATION                        (8,055,893)
                                                               -----------
           NET UNREALIZED APPRECIATION (DEPRECIATION)          $22,532,041

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                  VALUE
SCHEDULE OF SECURITIES SOLD SHORT - (5.39%)
   (41,830)  APPLIED MATERIALS INCORPORATED                                              $   (685,175)
   (41,160)  CISCO SYSTEMS INCORPORATED+                                                     (718,242)
   (76,806)  DELL INCORPORATED+                                                            (2,448,575)
   (85,400)  INFINEON TECHNOLOGIES AG ADR+                                                   (797,636)
   (20,290)  INTEL CORPORATION                                                               (476,815)
   (27,200)  INTERNATIONAL RECTIFIER CORPORATION+                                            (804,848)
   (17,820)  MAXIM INTEGRATED PRODUCTS INCORPORATED                                          (617,998)
    (6,000)  NASDAQ-100 INDEX TRACKING STOCK                                                 (233,220)
   (83,780)  SEMICONDUCTOR HOLDERS TRUST+                                                  (2,810,819)
    (1,970)  STANDARD & POOR'S DEPOSITARY RECEIPTS                                           (236,893)
    (2,070)  TELEFONAKTIEBOLAGET LM ERICSSON ADR                                              (67,917)
   (25,000)  TEXAS INSTRUMENTS INCORPORATED                                                  (713,750)
  (191,420)  WESTERN DIGITAL CORPORATION+                                                  (2,316,181)

 TOTAL SHORT SALES (TOTAL PROCEEDS $(13,082,913))                                         (12,928,069)
                                                                                         ------------

CONTRACTS                                              STRIKE PRICE  EXPIRATION DATE
WRITTEN OPTIONS - (0.22%)
      (710)  EBAY INCORPORATED PUT+                       $ 27.50       01/21/2006            (14,200)
       (40)  GOOGLE INCORPORATED CLASS A CALL+             320.00       12/17/2005           (228,000)
    (1,060)  MARVELL TECHNOLOGY GROUP LIMITED CALL+         45.00       11/19/2005           (249,100)
      (294)  NCR CORPORATION CALL+                          30.00       11/19/2005            (32,340)
      (294)  NCR CORPORATION CALL+                          35.00       11/19/2005             (2,940)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(669,852))                                         (526,580)
                                                                                         ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                        STATEMENTS OF ASSETS AND LIABILITIES -- OCTOBER 31, 2005
--------------------------------------------------------------------------------

                                                                                         SPECIALIZED    SPECIALIZED     SPECIALIZED
                                                                                           FINANCIAL         HEALTH      TECHNOLOGY
                                                                                       SERVICES FUND  SCIENCES FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................................   $ 377,091,212  $  24,844,186  $  232,724,244
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................................               0              0      43,033,194
   INVESTMENTS IN AFFILIATES .......................................................               0      1,432,190       7,928,935
                                                                                       -------------  -------------  --------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .................................     377,091,212     26,276,376     283,686,373
                                                                                       -------------  -------------  --------------
   CASH ............................................................................          51,559        153,441       2,290,294
   RECEIVABLE FOR FUND SHARES ISSUED ...............................................          20,638         14,647         218,945
   RECEIVABLE FOR INVESTMENTS SOLD .................................................               0      1,058,884      19,498,533
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................................         165,029         16,265          64,476
                                                                                       -------------  -------------  --------------
TOTAL ASSETS .......................................................................     377,328,438     27,519,613     305,758,621
                                                                                       -------------  -------------  --------------
LIABILITIES
   OPTION WRITTEN, AT VALUE ........................................................               0         10,400         526,580
   SECURITIES SOLD SHORT, AT FAIR VALUE ............................................               0              0      12,928,069
   PAYABLE FOR FUND SHARES REDEEMED ................................................       1,024,132         57,783         173,871
   PAYABLE FOR INVESTMENTS PURCHASED ...............................................               0        752,821       8,810,431
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........................         332,749         22,863         266,287
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .........................          83,768         16,365          70,609
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................................               0              0      43,033,194
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................................         172,367         14,724          11,328
                                                                                       -------------  -------------  --------------
TOTAL LIABILITIES ..................................................................       1,613,016        874,956      65,820,369
                                                                                       -------------  -------------  --------------
TOTAL NET ASSETS ...................................................................   $ 375,715,422  $  26,644,657  $  239,938,252
                                                                                       =============  =============  ==============
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................................................   $ 287,041,160  $  25,594,595  $  415,571,106
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................................               0         (3,441)              0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................      11,628,140       (162,794)   (201,354,893)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
    TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ........      77,046,122      1,221,417      25,423,923
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS, AND SHORT
     SALES .........................................................................               0         (5,120)        298,116
                                                                                       -------------  -------------  --------------
TOTAL NET ASSETS ...................................................................   $ 375,715,422  $  26,644,657  $  239,938,252
                                                                                       =============  =============  ==============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ............................................................   $ 369,399,833  $  10,784,396  $  114,262,418
   SHARES OUTSTANDING - CLASS A ....................................................      97,243,481        964,127      21,965,006
   NET ASSET VALUE PER SHARE - CLASS A .............................................   $        3.80  $       11.19  $         5.20
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ...................................   $        4.03  $       11.87  $         5.52
   NET ASSETS - CLASS B ............................................................   $   5,113,147  $  14,446,686  $   28,679,626
   SHARES OUTSTANDING - CLASS B ....................................................       1,350,221      1,338,033       5,731,174
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........................   $        3.79  $       10.80  $         5.00
   NET ASSETS - CLASS C ............................................................   $   1,202,442  $   1,413,575  $    5,711,001
   SHARES OUTSTANDING - CLASS C ....................................................         319,272        130,766       1,143,746
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........................   $        3.77  $       10.81  $         4.99
   NET ASSETS - CLASS Z ............................................................             N/A            N/A  $   91,285,207
   SHARES OUTSTANDING - CLASS Z ....................................................             N/A            N/A      17,564,699
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ..........................             N/A            N/A  $         5.20
                                                                                       -------------  -------------  --------------
INVESTMENTS AT COST ................................................................   $ 300,045,090  $  25,052,007  $  258,261,784
                                                                                       =============  =============  ==============
SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2) .......................................   $           0  $           0  $   42,229,417
                                                                                       =============  =============  ==============
PROCEEDS FOR SECURITIES SOLD SHORT (NOTE 2) ........................................   $           0  $           0  $   13,082,913
                                                                                       =============  =============  ==============
PREMIUMS RECEIVED ON WRITTEN OPTIONS (NOTE 2) ......................................   $           0  $       5,280  $      669,852
                                                                                       =============  =============  ==============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENT OF 50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

               STATEMENTS OF OPERATIONS -- FOR THE PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------

                                                                                                SPECIALIZED FINANCIAL
                                                                                                    SERVICES FUND
                                                                                        -------------------------------------
                                                                                                 FOR THE              FOR THE
                                                                                            PERIOD ENDED           YEAR ENDED
                                                                                        OCTOBER 31, 2005   SEPTEMBER 30, 2005
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .....................................................................   $        356,646   $       10,653,726
   INTEREST .........................................................................             15,893              192,510
   INCOME FROM AFFILIATED SECURITIES ................................................                  0                    0
   SECURITIES LENDING INCOME, NET ...................................................                  0                5,582
                                                                                        ----------------   ------------------
TOTAL INVESTMENT INCOME .............................................................            372,539           10,851,818
                                                                                        ----------------   ------------------

EXPENSES
   ADVISORY FEES ....................................................................            276,458            4,134,785
   ADMINISTRATION FEES
     FUND LEVEL .....................................................................             14,550              217,620
     CLASS A ........................................................................             80,114            1,193,067
     CLASS B ........................................................................              1,109               21,298
     CLASS C ........................................................................                260                4,308
     CLASS Z ........................................................................                N/A                  N/A
   CUSTODY FEES .....................................................................              5,820               87,048
   SHAREHOLDER SERVICING FEES (NOTE 3) ..............................................             72,752            1,088,102
   ACCOUNTING FEES ..................................................................              2,957               43,016
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ........................................................................              2,970               57,048
     CLASS C ........................................................................                696               11,540
   PROFESSIONAL FEES ................................................................              1,495               18,922
   REGISTRATION FEES ................................................................                  8                4,099
   SHAREHOLDER REPORTS ..............................................................              3,973               50,275
   TRUSTEES' FEES ...................................................................                556                6,837
   DIVIDENDS ON SECURITIES SOLD SHORT ...............................................                  0                    0
   OTHER FEES AND EXPENSES ..........................................................                453                2,113
                                                                                        ----------------   ------------------
TOTAL EXPENSES ......................................................................            464,171            6,940,078
                                                                                        ----------------   ------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....................................            (67,643)            (995,562)
   NET EXPENSES .....................................................................            396,528            5,944,516
                                                                                        ----------------   ------------------
NET INVESTMENT INCOME (LOSS) ........................................................            (23,989)           4,907,302
                                                                                        ----------------   ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..................         (2,389,203)          16,865,924
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .............................                  0                    0
                                                                                        ----------------   ------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...........................................         (2,389,203)          16,865,924
                                                                                        ----------------   ------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..................         12,014,608            1,115,269
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .............................                  0                    0
                                                                                        ----------------   ------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .................         12,014,608            1,115,269
                                                                                        ----------------   ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............................          9,625,405           17,981,193
                                                                                        ----------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................   $      9,601,416   $       22,888,495
                                                                                        ================   ==================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ..........................................   $              0   $            3,303

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE PERIOD ENDED OCTOBER 31, 2005

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

                                                                                           SPECIALIZED HEALTH SCIENCES FUND
                                                                                        -------------------------------------
                                                                                                 FOR THE              FOR THE
                                                                                            PERIOD ENDED           YEAR ENDED
                                                                                        OCTOBER 31, 2005   SEPTEMBER 30, 2005
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .....................................................................   $         11,855   $          362,161
   INTEREST .........................................................................                  0                    0
   INCOME FROM AFFILIATED SECURITIES ................................................              3,584               14,233
   SECURITIES LENDING INCOME, NET ...................................................                  0                1,166
                                                                                        ----------------   ------------------
TOTAL INVESTMENT INCOME .............................................................             15,439              377,560
                                                                                        ----------------   ------------------

EXPENSES
   ADVISORY FEES ....................................................................             20,358              288,092
   ADMINISTRATION FEES
     FUND LEVEL .....................................................................              1,071               15,163
     CLASS A ........................................................................              2,437               34,105
     CLASS B ........................................................................              3,243               45,365
     CLASS C ........................................................................                320                5,441
     CLASS Z ........................................................................                N/A                  N/A
   CUSTODY FEES .....................................................................              1,500               21,228
   SHAREHOLDER SERVICING FEES (NOTE 3) ..............................................              5,357               75,814
   ACCOUNTING FEES ..................................................................              1,769               22,705
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ........................................................................              8,686              121,513
     CLASS C ........................................................................                857               14,574
   PROFESSIONAL FEES ................................................................              1,096               13,873
   REGISTRATION FEES ................................................................              3,217               39,969
   SHAREHOLDER REPORTS ..............................................................              1,769               22,753
   TRUSTEES' FEES ...................................................................                556                7,039
   DIVIDENDS ON SECURITIES SOLD SHORT ...............................................                  0                    0
   OTHER FEES AND EXPENSES ..........................................................                249                2,300
                                                                                        ----------------   ------------------
TOTAL EXPENSES ......................................................................             52,485              729,934
                                                                                        ----------------   ------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....................................             (7,585)             (93,412)
   NET EXPENSES .....................................................................             44,900              636,522
                                                                                        ----------------   ------------------
NET INVESTMENT INCOME (LOSS) ........................................................            (29,461)            (258,962)
                                                                                        ----------------   ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..................           (193,488)             743,997
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .............................                  0                9,431
                                                                                        ----------------   ------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...........................................           (193,488)             753,428
                                                                                        ----------------   ------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..................           (171,247)           1,812,438
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .............................             (4,400)                (720)
                                                                                        ----------------   ------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .................           (175,647)           1,811,718
                                                                                        ----------------   ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............................           (369,135)           2,565,146
                                                                                        ----------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................   $       (398,596)  $        2,306,184
                                                                                        ================   ==================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ..........................................   $              0   $           14,224

                                                                                             SPECIALIZED TECHNOLOGY FUND
                                                                                        -------------------------------------
                                                                                                 FOR THE              FOR THE
                                                                                            PERIOD ENDED           YEAR ENDED
                                                                                        OCTOBER 31, 2005   SEPTEMBER 30, 2005
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .....................................................................   $          1,790   $          451,308
   INTEREST .........................................................................              5,742               68,433
   INCOME FROM AFFILIATED SECURITIES ................................................             57,542              167,601
   SECURITIES LENDING INCOME, NET ...................................................             19,155              180,185
                                                                                        ----------------   ------------------
TOTAL INVESTMENT INCOME .............................................................             84,229              867,527
                                                                                        ----------------   ------------------

EXPENSES
   ADVISORY FEES ....................................................................            194,152            2,003,857
   ADMINISTRATION FEES
     FUND LEVEL .....................................................................              9,245               95,422
     CLASS A ........................................................................             24,602              314,375
     CLASS B ........................................................................              6,224               82,918
     CLASS C ........................................................................              1,233               16,840
     CLASS Z ........................................................................             31,686              193,224
   CUSTODY FEES .....................................................................             12,943              132,290
   SHAREHOLDER SERVICING FEES (NOTE 3) ..............................................             46,227              477,109
   ACCOUNTING FEES ..................................................................              2,954               36,151
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ........................................................................             16,671              222,102
     CLASS C ........................................................................              3,302               45,108
   PROFESSIONAL FEES ................................................................              1,263               15,986
   REGISTRATION FEES ................................................................              3,492               37,236
   SHAREHOLDER REPORTS ..............................................................              4,370               55,300
   TRUSTEES' FEES ...................................................................                556                7,260
   DIVIDENDS ON SECURITIES SOLD SHORT ...............................................                352                7,044
   OTHER FEES AND EXPENSES ..........................................................              1,532               14,808
                                                                                        ----------------   ------------------
TOTAL EXPENSES ......................................................................            360,804            3,757,030
                                                                                        ----------------   ------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....................................             (5,955)             (77,859)
   NET EXPENSES .....................................................................            354,849            3,679,171
                                                                                        ----------------   ------------------
NET INVESTMENT INCOME (LOSS) ........................................................           (270,620)          (2,811,644)
                                                                                        ----------------   ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..................          5,713,790           37,537,877
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .............................           (162,186)          (3,302,073)
                                                                                        ----------------   ------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...........................................          5,551,604           34,235,804
                                                                                        ----------------   ------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..................         (5,761,365)          20,608,221
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .............................            (69,090)              91,505
                                                                                        ----------------   ------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .................         (5,830,455)          20,699,726
                                                                                        ----------------   ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............................           (278,851)          54,935,530
                                                                                        ----------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................   $       (549,471)  $       52,123,886
                                                                                        ================   ==================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ..........................................   $              0   $           23,971

WELLS FARGO ADVANTAGE SPECIALTY FUNDS        STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     SPECIALIZED FINANCIAL SERVICES FUND
                                                                           --------------------------------------------------------
                                                                                    FOR THE             FOR THE             FOR THE
                                                                               PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                           OCTOBER 31, 2005  SEPTEMBER 30, 2005  SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................  $    375,840,707  $      493,651,523  $      534,868,373

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................           (23,989)          4,907,302           3,666,968
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................        (2,389,203)         16,865,924          52,856,927
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..        12,014,608           1,115,269           1,834,539
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........         9,601,416          22,888,495          58,358,434
                                                                           ----------------  ------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ............................................................                 0          (4,881,244)         (3,565,380)
     CLASS B ............................................................                 0             (11,451)                  0
     CLASS C ............................................................                 0              (4,331)               (663)
     CLASS Z ............................................................               N/A                 N/A                 N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................                 0         (34,065,237)        (97,627,103)
     CLASS B ............................................................                 0            (683,262)         (3,561,855)
     CLASS C ............................................................                 0            (137,845)           (390,033)
     CLASS Z ............................................................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................                 0         (39,783,370)       (105,145,034)
                                                                           ----------------  ------------------  ------------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................           530,146          13,717,285          30,592,379
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................                 0          34,900,891          88,714,507
   COST OF SHARES REDEEMED - CLASS A ....................................       (10,007,200)       (143,861,887)       (105,433,261)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ...............................................        (9,477,054)        (95,243,711)         13,873,625
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..................................            13,954             452,998             940,133
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................                 0             628,128           3,261,292
   COST OF SHARES REDEEMED - CLASS B ....................................          (246,622)         (6,151,286)        (12,622,515)
                                                                           ----------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ...............................................          (232,668)         (5,070,160)         (8,421,090)
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................               979             100,751             291,874
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................                 0             114,160             328,271
   COST OF SHARES REDEEMED - CLASS C ....................................           (17,958)           (816,981)           (502,930)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ...............................................           (16,979)           (602,070)            117,215
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ..................................               N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............................               N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS Z ....................................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS Z ...............................................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL .................................................        (9,726,701)       (100,915,941)          5,569,750
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................          (125,285)       (117,810,816)        (41,216,850)
                                                                           ================  ==================  ==================
ENDING NET ASSETS .......................................................  $    375,715,422  $      375,840,707  $      493,651,523
                                                                           ================  ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS        WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

                                                                                        SPECIALIZED HEALTH SCIENCES FUND
                                                                           --------------------------------------------------------
                                                                                    FOR THE             FOR THE             FOR THE
                                                                               PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                           OCTOBER 31, 2005  SEPTEMBER 30, 2005  SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................  $     27,631,764  $       32,279,696  $       32,278,535

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................           (29,461)           (258,962)           (449,319)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................          (193,488)            753,428           7,377,089
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..          (175,647)          1,811,718          (3,837,308)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........          (398,596)          2,306,184           3,090,462
                                                                           ----------------  ------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ............................................................                 0                (211)                  0
     CLASS B ............................................................                 0                   0                   0
     CLASS C ............................................................                 0                   0                   0
     CLASS Z ............................................................               N/A                 N/A                 N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................                 0             (26,495)                  0
     CLASS B ............................................................                 0             (36,166)                  0
     CLASS C ............................................................                 0              (4,769)                  0
     CLASS Z ............................................................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................                 0             (67,641)                  0
                                                                           ----------------  ------------------  ------------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................            16,285           2,133,288           2,726,838
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................                 0              25,169                   0
   COST OF SHARES REDEEMED - CLASS A ....................................          (292,429)         (4,789,248)         (3,904,415)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ...............................................          (276,144)         (2,630,791)         (1,177,577)
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..................................            33,258             283,381           1,219,265
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................                 0              36,256                   0
   COST OF SHARES REDEEMED - CLASS B ....................................          (281,304)         (3,682,753)         (2,834,555)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ...............................................          (248,046)         (3,363,116)         (1,615,290)
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................             6,244              66,973             269,583
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................                 0               4,198                   0
   COST OF SHARES REDEEMED - CLASS C ....................................           (70,565)           (963,739)           (566,017)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ...............................................           (64,321)           (892,568)           (296,434)
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ..................................               N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............................               N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS Z ....................................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS Z ...............................................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL .................................................          (588,511)         (6,886,475)         (3,089,301)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................          (987,107)         (4,647,932)              1,161
                                                                           ================  ==================  ==================
ENDING NET ASSETS .......................................................  $     26,644,657  $       27,631,764  $       32,279,696
                                                                           ================  ==================  ==================

                                                                                         SPECIALIZED TECHNOLOGY FUND
                                                                           --------------------------------------------------------
                                                                                    FOR THE             FOR THE             FOR THE
                                                                               PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                           OCTOBER 31, 2005  SEPTEMBER 30, 2005  SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................  $    241,352,725  $      138,469,918  $      149,563,405

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................          (270,620)         (2,811,644)         (2,507,281)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................         5,551,604          34,235,804          21,073,396
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..        (5,830,455)         20,699,726         (11,092,162)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........          (549,471)         52,123,886           7,473,953
                                                                           ----------------  ------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ............................................................                 0                   0                   0
     CLASS B ............................................................                 0                   0                   0
     CLASS C ............................................................                 0                   0                   0
     CLASS Z ............................................................                 0                   0                 N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................                 0                   0                   0
     CLASS B ............................................................                 0                   0                   0
     CLASS C ............................................................                 0                   0                   0
     CLASS Z ............................................................                 0                   0                 N/A
                                                                           ----------------  ------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................                 0                   0                   0
                                                                           ----------------  ------------------  ------------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................         3,893,429          31,248,260          21,842,996
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................                 0                   0                   0
   COST OF SHARES REDEEMED - CLASS A ....................................        (3,637,512)        (46,763,848)        (34,249,853)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ...............................................           255,917         (15,515,588)        (12,406,857)
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..................................            31,678             845,432           1,711,178
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................                 0               1,187                   0
   COST OF SHARES REDEEMED - CLASS B ....................................          (448,946)         (6,895,633)         (6,236,082)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ...............................................          (417,268)         (6,049,014)         (4,524,904)
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................            80,014             740,354             748,996
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................                 0                   0                   0
   COST OF SHARES REDEEMED - CLASS C ....................................           (61,537)         (2,118,237)         (2,384,675)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ...............................................            18,477          (1,377,883)         (1,635,679)
                                                                           ----------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ..................................           472,752          86,304,568                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............................                 0                   0                 N/A
   COST OF SHARES REDEEMED - CLASS Z ....................................        (1,194,880)        (12,603,162)                N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS Z ...............................................          (722,128)         73,701,406                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL .................................................          (865,002)         50,758,921         (18,567,440)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................        (1,414,473)        102,882,807         (11,093,487)
                                                                           ================  ==================  ==================
ENDING NET ASSETS .......................................................  $    239,938,252  $      241,352,725  $      138,469,918
                                                                           ================  ==================  ==================

WELLS FARGO ADVANTAGE SPECIALTY FUNDS        STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      SPECIALIZED FINANCIAL SERVICES FUND
                                                                           --------------------------------------------------------
                                                                                    FOR THE             FOR THE             FOR THE
                                                                               PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                           OCTOBER 31, 2005  SEPTEMBER 30, 2005  SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................................           145,785           3,705,906           7,773,542
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .............                 0           9,385,092          23,702,325
   SHARES REDEEMED - CLASS A ............................................        (2,736,987)        (38,782,910)        (26,336,936)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................        (2,591,202)        (25,691,912)          5,138,931
                                                                           ----------------  ------------------  ------------------
   SHARES SOLD - CLASS B ................................................             3,830             123,200             236,698
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .............                 0             169,351             876,691
   SHARES REDEEMED - CLASS B ............................................           (67,792)         (1,658,553)         (3,153,897)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .................           (63,962)         (1,366,002)         (2,040,508)
                                                                           ----------------  ------------------  ------------------
   SHARES SOLD - CLASS C ................................................               268              27,395              71,741
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .............                 0              30,951              88,480
   SHARES REDEEMED - CLASS C ............................................            (4,933)           (222,980)           (129,495)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .................            (4,665)           (164,634)             30,726
                                                                           ----------------  ------------------  ------------------
   SHARES SOLD - CLASS Z ................................................               N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z .............               N/A                 N/A                 N/A
   SHARES REDEEMED - CLASS Z ............................................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...................................................        (2,659,829)        (27,222,548)          3,129,149
                                                                           ----------------  ------------------  ------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............  $              0  $                0  $          100,925
                                                                           ================  ==================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS        WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

                                                                                       SPECIALIZED HEALTH SCIENCES FUND
                                                                           --------------------------------------------------------
                                                                                    FOR THE             FOR THE             FOR THE
                                                                               PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                           OCTOBER 31, 2005  SEPTEMBER 30, 2005  SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................................             1,443             194,302             258,297
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .............                 0               2,269                   0
   SHARES REDEEMED - CLASS A ............................................           (26,143)           (436,952)           (376,273)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................           (24,700)           (240,381)           (117,976)
                                                                           ----------------  ------------------  ------------------
   SHARES SOLD - CLASS B ................................................             3,082              26,728             117,978
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .............                 0               3,372                   0
   SHARES REDEEMED - CLASS B ............................................           (26,029)           (348,003)           (278,215)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .................           (22,947)           (317,903)           (160,237)
                                                                           ----------------  ------------------  ------------------
   SHARES SOLD - CLASS C ................................................               576               6,238              26,222
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .............                 0                 390                   0
   SHARES REDEEMED - CLASS C ............................................            (6,519)            (89,913)            (55,182)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .................            (5,943)            (83,285)            (28,960)
                                                                           ----------------  ------------------  ------------------
   SHARES SOLD - CLASS Z ................................................               N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z .............               N/A                 N/A                 N/A
   SHARES REDEEMED - CLASS Z ............................................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .................               N/A                 N/A                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...................................................           (53,590)           (641,569)           (307,173)
                                                                           ----------------  ------------------  ------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............  $         (3,441) $                0  $                0
                                                                           ================  ==================  ==================

                                                                                          SPECIALIZED TECHNOLOGY FUND
                                                                           --------------------------------------------------------
                                                                                    FOR THE             FOR THE             FOR THE
                                                                               PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                           OCTOBER 31, 2005  SEPTEMBER 30, 2005  SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................................           762,539           6,667,756           5,079,894
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .............                 0                   0                   0
   SHARES REDEEMED - CLASS A ............................................          (715,144)         (9,931,637)         (8,039,336)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................            47,395          (3,263,881)         (2,959,442)
                                                                           ----------------  ------------------  ------------------
   SHARES SOLD - CLASS B ................................................             6,516             186,215             406,449
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .............                 0                 274                   0
   SHARES REDEEMED - CLASS B ............................................           (92,358)         (1,519,977)         (1,509,769)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .................           (85,842)         (1,333,488)         (1,103,320)
                                                                           ----------------  ------------------  ------------------
   SHARES SOLD - CLASS C ................................................            16,276             161,873             176,809
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .............                 0                   0                   0
   SHARES REDEEMED - CLASS C ............................................           (12,749)           (468,435)           (572,088)
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .................             3,527            (306,562)           (395,279)
                                                                           ----------------  ------------------  ------------------
   SHARES SOLD - CLASS Z ................................................            93,059          21,598,387                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z .............                 0                   0                 N/A
   SHARES REDEEMED - CLASS Z ............................................          (237,813)         (3,888,934)                N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .................          (144,754)         17,709,453                 N/A
                                                                           ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...................................................          (179,674)         12,805,522          (4,458,041)
                                                                           ----------------  ------------------  ------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............  $              0  $                0  $       (1,501,188)
                                                                           ================  ==================  ==================

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       NET REALIZED
                                                            BEGINNING          NET              AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                            NET ASSET   INVESTMENT       UNREALIZED        FROM NET        FROM NET
                                                            VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                                SHARE       (LOSS)      INVESTMENTS          INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ...................  $    3.70         0.00             0.10            0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....................  $    3.83         0.04             0.16           (0.04)          (0.29)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....................  $    4.26         0.03             0.42           (0.03)          (0.85)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ....................  $    3.71         0.03             0.56           (0.04)           0.00
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ....................  $    5.38         0.04            (0.71)          (0.04)          (0.96)
JANUARY 1, 2001 TO DECEMBER 31, 2001 .....................  $    5.80         0.06            (0.24)          (0.06)          (0.18)
JANUARY 1, 2000 TO DECEMBER 31, 2000 .....................  $    5.21         0.08             0.96           (0.08)          (0.37)

CLASS B
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ...................  $    3.69         0.00             0.10            0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....................  $    3.82         0.01             0.16           (0.01)          (0.29)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....................  $    4.25        (0.01)            0.43            0.00           (0.85)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ....................  $    3.71         0.00             0.56           (0.02)           0.00
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ....................  $    5.38         0.00            (0.71)           0.00           (0.96)
JANUARY 1, 2001 TO DECEMBER 31, 2001 .....................  $    5.80         0.01            (0.24)          (0.01)          (0.18)
JANUARY 1, 2000 TO DECEMBER 31, 2000 .....................  $    5.21         0.03             0.96           (0.03)          (0.37)

CLASS C
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ...................  $    3.67         0.00             0.10            0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....................  $    3.80         0.01             0.16           (0.01)          (0.29)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....................  $    4.23        (0.00)            0.42            0.00           (0.85)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ....................  $    3.69         0.00             0.56           (0.02)           0.00
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ....................  $    5.37         0.00            (0.72)           0.00           (0.96)
JANUARY 1, 2001 TO DECEMBER 31, 2001 .....................  $    5.79         0.01            (0.24)          (0.01)          (0.18)
JANUARY 1, 2000 TO DECEMBER 31, 2000 .....................  $    5.20         0.02             0.96           (0.02)          (0.37)

SPECIALIZED HEALTH SCIENCES
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ...................  $   11.35         0.00            (0.16)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....................  $   10.49        (0.01)            0.89            0.00           (0.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....................  $    9.51        (0.09)            1.07            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ....................  $    7.81        (0.08)            1.78            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ....................  $    9.70        (0.10)           (1.79)           0.00            0.00
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ...................  $   10.00        (0.03)           (0.27)           0.00            0.00

CLASS B
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ...................  $   10.96        (0.02)           (0.14)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....................  $   10.21        (0.16)            0.93            0.00           (0.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....................  $    9.32        (0.18)            1.07            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ....................  $    7.72        (0.16)            1.76            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ....................  $    9.66        (0.17)           (1.77)           0.00            0.00
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ...................  $   10.00        (0.06)           (0.28)           0.00            0.00

CLASS C
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ...................  $   10.97        (0.02)           (0.14)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....................  $   10.22        (0.23)            1.00            0.00           (0.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....................  $    9.33        (0.19)            1.08            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ....................  $    7.73        (0.16)            1.76            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ....................  $    9.66        (0.18)           (1.75)           0.00            0.00
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ...................  $   10.00        (0.06)           (0.28)           0.00            0.00

SPECIALIZED TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ...................  $    5.21        (0.01)            0.00            0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....................  $    4.13        (0.07)            1.15            0.00            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....................  $    3.93        (0.07)            0.27            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ....................  $    2.23         0.02             1.68            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ....................  $    3.02        (0.06)           (0.73)           0.00            0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ....................  $   10.11        (0.02)           (7.07)           0.00            0.00

CLASS B
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ...................  $    5.02        (0.01)           (0.01)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....................  $    4.01        (0.12)            1.13            0.00            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....................  $    3.85        (0.10)            0.26            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ....................  $    2.19        (0.06)            1.72            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ....................  $    3.00        (0.08)           (0.73)           0.00            0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ....................  $   10.11        (0.06)           (7.05)           0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                       WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

                                                      DISTRIBUTIONS       ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                       IN EXCESS OF    NET ASSET   ------------------------------------------------
                                                           REALIZED    VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                              GAINS        SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............          0.00   $     3.80            (0.07)%     1.58%    (0.23)%      1.35%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............          0.00   $     3.70             1.15%      1.58%    (0.23)%      1.35%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............          0.00   $     3.83             0.71%      1.60%    (0.25)%      1.35%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............          0.00   $     4.26             0.82%      1.59%    (0.24)%      1.35%
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ...............          0.00   $     3.71             0.98%      1.46%    (0.12)%      1.34%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ................          0.00   $     5.38             1.15%      1.25%     0.00%       1.25%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ................          0.00   $     5.80             1.48%      1.25%     0.00%       1.25%

CLASS B
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............          0.00   $     3.79            (0.81)%     2.33%    (0.23)%      2.10%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............          0.00   $     3.69             0.40%      2.33%    (0.23)%      2.10%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............          0.00   $     3.82            (0.02)%     2.35%    (0.25)%      2.10%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............          0.00   $     4.25             0.07%      2.45%    (0.35)%      2.10%
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ...............          0.00   $     3.71             0.17%      2.48%    (0.35)%      2.13%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ................          0.00   $     5.38             0.16%      2.25%     0.00%       2.25%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ................          0.00   $     5.80             0.50%      2.25%     0.00%       2.25%

CLASS C
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............          0.00   $     3.77            (0.82)%     2.33%    (0.23)%      2.10%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............          0.00   $     3.67             0.40%      2.33%    (0.23)%      2.10%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............          0.00   $     3.80            (0.04)%     2.35%    (0.25)%      2.10%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............          0.00   $     4.23             0.07%      2.55%    (0.45)%      2.10%
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ...............          0.00   $     3.69             0.17%      2.74%    (0.61)%      2.13%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ................          0.00   $     5.37             0.16%      2.25%     0.00%       2.25%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ................          0.00   $     5.79             0.50%      2.25%     0.00%       2.25%

SPECIALIZED HEALTH SCIENCES
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............          0.00   $    11.19            (0.93)%     2.00%    (0.35)%      1.65%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............          0.00   $    11.35            (0.41)%     1.96%    (0.31)%      1.65%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............          0.00   $    10.49            (0.87)%     1.84%    (0.19)%      1.65%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............          0.00   $     9.51            (1.02)%     2.25%    (0.60)%      1.65%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............          0.00   $     7.81            (1.07)%     1.92%    (0.27)%      1.65%
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ..............          0.00   $     9.70            (0.95)%     2.66%    (1.01)%      1.65%

CLASS B
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............          0.00   $    10.80            (1.68)%     2.75%    (0.35)%      2.40%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............          0.00   $    10.96            (1.16)%     2.71%    (0.31)%      2.40%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............          0.00   $    10.21            (1.62)%     2.59%    (0.19)%      2.40%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............          0.00   $     9.32            (1.77)%     3.06%    (0.66)%      2.40%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............          0.00   $     7.72            (1.82)%     2.87%    (0.47)%      2.40%
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ..............          0.00   $     9.66            (1.67)%     3.46%    (1.06)%      2.40%

CLASS C
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............          0.00   $    10.81            (1.68)%     2.75%    (0.35)%      2.40%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............          0.00   $    10.97            (1.16)%     2.71%    (0.31)%      2.40%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............          0.00   $    10.22            (1.63)%     2.59%    (0.19)%      2.40%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............          0.00   $     9.33            (1.77)%     3.18%    (0.78)%      2.40%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............          0.00   $     7.73            (1.82)%     3.03%    (0.63)%      2.40%
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ..............          0.00   $     9.66            (1.71)%     3.99%    (1.59)%      2.40%

SPECIALIZED TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............          0.00   $     5.20            (1.30)%     1.78%    (0.03)%      1.75%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............          0.00   $     5.21            (1.33)%     1.80%    (0.05)%      1.75%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............          0.00   $     4.13            (1.44)%     1.80%    (0.05)%      1.75%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............          0.00   $     3.93            (1.45)%     1.98%    (0.23)%      1.75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............          0.00   $     2.23            (1.37)%     2.47%    (0.72)%      1.75%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............          0.00   $     3.02            (0.47)%     2.00%    (0.25)%      1.75%

CLASS B
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............          0.00   $     5.00            (2.05)%     2.53%    (0.03)%      2.50%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............          0.00   $     5.02            (2.09)%     2.55%    (0.05)%      2.50%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............          0.00   $     4.01            (2.19)%     2.55%    (0.05)%      2.50%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............          0.00   $     3.85            (2.10)%     3.08%    (0.58)%      2.50%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............          0.00   $     2.19            (2.12)%     3.46%    (0.96)%      2.50%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............          0.00   $     3.00            (1.24)%     2.72%    (0.22)%      2.50%

                                                                       PORTFOLIO       NET ASSETS AT
                                                              TOTAL     TURNOVER       END OF PERIOD
                                                          RETURN(2)         RATE     (000'S OMITTED)
-----------------------------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES
-----------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............          2.70%           1%(5)     $   369,400
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............          5.34%          49%        $   369,432
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............         11.11%         221%        $   481,182
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............         16.12%         356%        $   512,466
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ...............        (12.95)%        187%        $   509,614
JANUARY 1, 2001 TO DECEMBER 31, 2001 ................         (2.90)%         11%        $   679,747
JANUARY 1, 2000 TO DECEMBER 31, 2000 ................         21.00%          16%        $   780,213

CLASS B
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............          2.71%           1%(5)     $     5,113
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............          4.32%          49%        $     5,220
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............         10.41%         221%        $    10,612
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............         15.21%         356%        $    20,465
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ...............        (13.51)%        187%        $    20,986
JANUARY 1, 2001 TO DECEMBER 31, 2001 ................         (3.90)%         11%        $    24,732
JANUARY 1, 2000 TO DECEMBER 31, 2000 ................         19.80%          16%        $    26,965

CLASS C
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............          2.72%           1%(5)     $     1,202
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............          4.46%          49%        $     1,189
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............         10.45%         221%        $     1,857
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............         15.30%         356%        $     1,937
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ...............        (13.77)%        187%        $     1,793
JANUARY 1, 2001 TO DECEMBER 31, 2001 ................         (3.90)%         11%        $     2,071
JANUARY 1, 2000 TO DECEMBER 31, 2000 ................         19.80%          16%        $     2,139

SPECIALIZED HEALTH SCIENCES
-----------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............         (1.41)%          9%(5)     $    10,784
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............          8.42%         200%        $    11,219
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............         10.30%         266%        $    12,891
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............         21.77%         150%        $    12,805
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............        (19.48)%        138%        $    12,217
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ..............         (3.00)%         48%        $    12,331

CLASS B
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............         (1.46)%          9%(5)     $    14,447
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............          7.57%         200%        $    14,913
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............          9.55%         266%        $    17,140
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............         20.73%         150%        $    17,150
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............        (20.08)%        138%        $    15,576
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ..............         (3.40)%         48%        $    16,320

CLASS C
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............         (1.46)%          9%(5)     $     1,414
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............          7.56%         200%        $     1,500
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............          9.54%         266%        $     2,249
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............         20.70%         150%        $     2,323
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............        (19.98)%        138%        $     2,051
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ..............         (3.40)%         48%        $     2,277

SPECIALIZED TECHNOLOGY
----------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............         (0.19)%         29%(5)     $   114,262
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............         26.15%         270%        $   114,233
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............          5.09%         262%        $   104,033
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............         76.23%         276%        $   110,730
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............        (26.16)%        388%        $    13,559
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............        (70.13)%        773%        $    22,946

CLASS B
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............         (0.40)%         29%(5)     $    28,680
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............         25.19%         270%        $    29,180
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............          4.16%         262%        $    28,648
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............         75.80%         276%        $    31,758
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............        (27.00)%        388%        $    20,949
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............        (70.33)%        773%        $    34,218

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       NET REALIZED
                                                            BEGINNING          NET              AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                            NET ASSET   INVESTMENT       UNREALIZED        FROM NET        FROM NET
                                                            VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                                SHARE       (LOSS)      INVESTMENTS          INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY CONTINUED

CLASS C
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ...................  $    5.01        (0.01)           (0.01)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....................  $    4.00        (0.13)            1.14            0.00            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....................  $    3.84        (0.10)            0.26            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ....................  $    2.19        (0.06)            1.71            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ....................  $    3.00        (0.08)           (0.73)           0.00            0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ....................  $   10.11        (0.06)           (7.05)           0.00            0.00

CLASS Z
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ...................  $    5.21        (0.01)            0.00            0.00            0.00
APRIL 11, 2005(3) TO SEPTEMBER 30, 2005 ..................  $    4.57        (0.03)            0.67            0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                       WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

                                                      DISTRIBUTIONS       ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                       IN EXCESS OF    NET ASSET   ------------------------------------------------
                                                           REALIZED    VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                              GAINS        SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY CONTINUED

CLASS C
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............          0.00    $    4.99            (2.05)%     2.53%     (0.03)%     2.50%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............          0.00    $    5.01            (2.09)%     2.55%     (0.05)%     2.50%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............          0.00    $    4.00            (2.19)%     2.54%     (0.04)%     2.50%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............          0.00    $    3.84            (2.10)%     2.91%     (0.41)%     2.50%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............          0.00    $    2.19            (2.12)%     3.16%     (0.66)%     2.50%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............          0.00    $    3.00            (1.22)%     2.66%     (0.16)%     2.50%

CLASS Z
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............          0.00    $    5.20            (1.45)%     1.95%     (0.05)%     1.90%
APRIL 11, 2005(3) TO SEPTEMBER 30, 2005 .............          0.00    $    5.21            (1.37)%     1.95%     (0.05)%     1.90%

                                                                       PORTFOLIO       NET ASSETS AT
                                                              TOTAL     TURNOVER       END OF PERIOD
                                                          RETURN(2)         RATE     (000'S OMITTED)
-----------------------------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY CONTINUED

CLASS C
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............         (0.40)%         29%(5)     $     5,711
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............         25.25%         270%        $     5,707
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............          4.17%         262%        $     5,789
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............         75.34%         276%        $     7,076
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............        (27.00)%        388%        $     4,295
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............        (70.33)%        773%        $     7,320

CLASS Z
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............         (0.19)%         29%(5)     $    91,285
APRIL 11, 2005(3) TO SEPTEMBER 30, 2005 .............         14.00%         270%        $    92,233

WELLS FARGO ADVANTAGE SPECIALTY FUNDS              NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

(4)   The Fund changed its fiscal year-end from September 30 to October 31.

(5) Portfolio Turnover rates presented for periods of less than one year are not annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS              WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at October 31, 2005, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Specialized Financial Services Fund, Specialized Health Sciences Fund, and Specialized Technology Fund.

      Specialized Financial Services Fund is a diversified series of the Trust. The Specialized Health Sciences Fund and the Specialized Technology Fund are non-diversified series of the Trust.

      In September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                       BEFORE REORGANIZATION                         AFTER REORGANIZATION
                                   -------------------------------------------------------------  --------------------------
                                     TARGET FUND        TARGET FUND          ACQUIRING FUND*
                                    Strong Advisor         Strong        Wells Fargo Specialized    Wells Fargo Advantage
FUND                               Technology Fund  Technology 100 Fund      Technology Fund      Specilized Technology Fund
Shares:

  CLASS A(1)                               101,209                 N/A            23,156,233                    23,408,102

  CLASS B                                   61,176                 N/A             6,403,092                     6,403,092

  CLASS C                                   17,070                 N/A             1,333,084                     1,333,084

  CLASS Z                                      N/A                 N/A                   N/A                    19,982,571

  INVESTOR CLASS(2)                            N/A          21,063,747                   N/A                           N/A

Net Assets:

  CLASS A(1)                       $       652,719   $             N/A       $   105,711,365         $         106,861,184

  CLASS B                                  388,934                 N/A            28,235,865                    28,235,865

  CLASS C                                  108,166                 N/A             5,870,967                     5,870,967

  CLASS Z                                      N/A                 N/A                   N/A                    91,223,166

  INVESTOR CLASS(2)                            N/A          91,223,166                   N/A                           N/A

Unrealized appreciation
(depreciation)                     $        15,382   $       6,691,307       $    12,655,444         $          19,362,133

Accumulated net gain (loss)        $      (606,022)  $    (244,133,328)      $  (211,529,703)        $        (456,269,053)

*     DESIGNATES THE ACCOUNTING SURVIVOR.

(1) EFFECTIVE AT THE CLOSE OF BUSINESS ON APRIL 8, 2005, CLASS A, B AND C OF STRONG ADVISOR TECHNOLOGY FUND MERGED INTO CLASS A OF WELLS FARGO SPECIALIZED TECHNOLOGY FUND AND THEN THE FUND AND ITS CLASSES WERE RENAMED THE WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND.

(2) EFFECTIVE AT THE CLOSE OF BUSINESS ON APRIL 8, 2005, INVESTOR CLASS OF STRONG TECHNOLOGY 100 FUND MERGED INTO CLASS Z OF WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial

WELLS FARGO ADVANTAGE SPECIALTY FUNDS              NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Specialized Financial Services Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences

NOTES TO FINANCIAL STATEMENTS              WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At October 31, 2005, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

                                      Undistributed Net   Undistributed Net
Fund                                  Investment Income   Realized Gain/Loss   Paid-in Capital
SPECIALIZED FINANCIAL SERVICES FUND       $  23,989           $      0          $    (23,989)

SPECIALIZED HEALTH SCIENCES FUND             26,020              2,109               (28,129)

SPECIALIZED TECHNOLOGY FUND                 270,620               (392)             (270,228)

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at October 31, 2005.

      At October 31, 2005 estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                     Capital Loss
Fund                                  Year Expires   Carryforwards

SPECIALIZED FINANCIAL SERVICES FUND       2013       $   2,389,203

SPECIALIZED HEALTH SCIENCES FUND          2013             494,421

SPECIALIZED TECHNOLOGY FUND               2006           3,831,373
                                          2007           3,831,373
                                          2008         126,179,032
                                          2009          54,007,562
                                          2010          10,167,420
                                          2011             445,585

      The capital loss carryforwards may include capital losses acquired from a merger as discussed in Note 1. The yearly utilization of any acquired capital loss is limited by the Code.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses. At year-end the Funds did not hold any forward foreign currency contracts.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At year-end the Funds did not hold any open futures contracts.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS              NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESTMENTS SOLD SHORT

      Certain Funds may engage in short-selling to the extent permitted by the Fund's investment policies in attempting to increase investment return. In a short sale transaction, the Fund borrows a security which it then delivers to settle a sale. The Fund is obligated to replace the security borrowed by purchasing the security at current market value at a future date. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and /or custodian, of cash and /or other liquid securities sufficient to cover its short position. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. Securities sold short at October 31, 2005, if any, and their related market values and proceeds are set forth in the Schedule of Investments Sold Short.

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at October 31, 2005 are shown on the Statement of Assets and Liabilities.

WRITTEN OPTIONS

      An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

      Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

      Written options transactions during the year ended October 31, 2005, were as follows:

                                                     SPECIALIZED HEALTH SCIENCES FUND
                                             Principal Amount of Contracts   Premiums Received
Call Options Written

OPTIONS AT BEGINNING OF PERIOD                             40                     $5,280

OPTIONS WRITTEN                                             0                          0

OPTIONS TERMINATED IN CLOSING TRANSACTIONS                  0                          0

OPTIONS EXPIRED                                             0                          0

OPTIONS EXERCISED                                           0                          0

OPTIONS AT END OF PERIOD                                   40                      5,280

NOTES TO FINANCIAL STATEMENTS              WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

                                                        SPECIALIZED TECHNOLOGY FUND
                                             Principal Amount of Contracts   Premiums Received
Call Options Written

OPTIONS AT BEGINNING OF PERIOD                          1,779                  $ 776,199

OPTIONS WRITTEN                                             0                          0

OPTIONS TERMINATED IN CLOSING TRANSACTIONS                (91)                  (261,057)

OPTIONS EXPIRED                                             0                          0

OPTIONS EXERCISED                                           0                          0

OPTIONS AT END OF PERIOD                                1,688                    515,142

Put Options Written

OPTIONS AT BEGINNING OF PERIOD                            710                    154,710

OPTIONS WRITTEN                                             0                          0

OPTIONS TERMINATED IN CLOSING TRANSACTIONS                  0                          0

OPTIONS EXPIRED                                             0                          0

OPTIONS EXERCISED                                           0                          0

OPTIONS AT END OF PERIOD                                  710                    154,710

3. EXPENSES

      ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                               ADVISORY FEES                                         SUB-ADVISORY FEES*
                           AVERAGE DAILY       (% OF AVERAGE                       AVERAGE DAILY       (% OF AVERAGE
FUND                        NET ASSETS       DAILY NET ASSETS)   SUB-ADVISER         NET ASSETS      DAILY NET ASSETS)
SPECIALIZED FINANCIAL  $  0 - $499 million        0.950         Wells Capital   $  0 - $200 million         0.25
SERVICES FUND          $500 - $999 million        0.900           Management    $200 - $400 million         0.20
                       $ 1 - $2.99 billion        0.850          Incorporated        > $400 million         0.15
                       $ 3 - $4.99 billion        0.825
                           > $4.99 billion        0.800

SPECIALIZED HEALTH     $  0 - $499 million        0.950          RCM Capital    $  0 - $100 million         0.95
SCIENCES FUND          $500 - $999 million        0.900         Management LLC  $100 - $500 million         0.65
                       $ 1 - $2.99 billion        0.850                              > $500 million         0.60
                       $ 3 - $4.99 billion        0.825
                           > $4.99 billion        0.800

SPECIALIZED            $  0 - $499 million        1.050          RCM Capital    $  0 - $ 50 million         1.00
TECHNOLOGY FUND        $500 - $999 million        1.000         Management LLC  $ 50 - $100 million         0.70
                       $ 1 - $2.99 billion        0.950                              > $100 million         0.55
                       $ 3 - $4.99 billion        0.925
                           > $4.99 billion        0.900

WELLS FARGO ADVANTAGE SPECIALTY FUNDS              NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      * At the April 2005 meeting, the Board of the Trust reapproved the sub-advisory agreements among Funds Trust, Funds Management and the respective sub-advisers, including the compensation payable to each sub-adviser for providing investment advisory services to certain of the Wells Fargo Funds.

      Effective January 1, 2006 the investment sub-adviser(s) will be entitled to be paid a monthly fee at the following rates:

                                                                           Sub-Advisory Fees
                                                        Average Daily     (% of Average Daily
Fund                                  Sub-Adviser         Net Assets           Net Assets)
SPECIALIZED FINANCIAL SERVICES FUND  Wells Capital   $  0 - $100 million          0.45
                                       Management    $100 - $200 million          0.40
                                      Incorporated        > $200 million          0.30

SPECIALIZED HEALTH SCIENCES FUND      RCM Capital    $  0 - $100 million          0.75
                                     Management LLC  $100 - $500 million          0.65
                                                          > $500 million          0.60

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                              ADMIN FEES
                                                        AVERAGE DAILY       (% OF AVERAGE
                                                         NET ASSETS       DAILY NET ASSETS)
FUND LEVEL                                           $0 - $4.99 billion           0.05
                                                     $5 - $9.99 billion           0.04
                                                        > $9.99 billion           0.03

CLASS A                                                                           0.28

CLASS B                                                                           0.28

CLASS C                                                                           0.28

CLASS Z**                                                                         0.45

**  April 11, 2005 is commencement of operations.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                  % OF AVERAGE
FUND                                                            DAILY NET ASSETS

SPECIALIZED FINANCIAL SERVICES FUND                                   0.02%

SPECIALIZED HEALTH SCIENCES FUND                                      0.07%

SPECIALIZED TECHNOLOGY FUND                                           0.07%

NOTES TO FINANCIAL STATEMENTS              WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                  % OF AVERAGE
SHARE CLASS                                                     DAILY NET ASSETS

CLASS A, CLASS B, CLASS C, CLASS Z                                   0.25%

      For the period ended October 31, 2005, shareholder servicing fees paid were as follows:

FUND                                 CLASS A  CLASS B  CLASS C  CLASS Z

SPECIALIZED FINANCIAL SERVICES FUND  $71,530  $   990  $   232      N/A

SPECIALIZED HEALTH SCIENCES FUND       2,176    2,895      286      N/A

SPECIALIZED TECHNOLOGY FUND           21,966    5,557    1,101   17,603

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      Prior to April 11, 2005, Stephens, Inc. served as distributor to the applicable Funds and received distribution fees at an annual rate of 0.75% of average daily net assets of the Funds' Class B and Class C shares.

      For the period ended October 31, 2005, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended October 31, 2005, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                NET OPERATING EXPENSE RATIOS
Fund                                       Class A   Class B   Class C   Class Z

SPECIALIZED FINANCIAL SERVICES FUND         1.35%     2.10%     2.10%       N/A

SPECIALIZED HEALTH SCIENCES FUND            1.65%     2.40%     2.40%       N/A

SPECIALIZED TECHNOLOGY FUND                 1.75%     2.50%     2.50%     1.90%

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended October 31, 2005, were as follows:

FUND                                   PURCHASES AT COST  SALES PROCEEDS

SPECIALIZED FINANCIAL SERVICES FUND          $ 3,606,947    $ 15,978,620
SPECIALIZED HEALTH SCIENCES FUND               2,336,167       3,263,048
SPECIALIZED TECHNOLOGY FUND                   74,712,456      62,105,429

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended October 31, 2005, there were no borrowings by Specialty Funds under the agreement.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS              NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the period ended October 31, 2005 and the year ended September 30, 2005, was as follows:

                                      ORDINARY     LONG-TERM    DIVIDEND PAID
                                       INCOME     CAPITAL GAIN  ON REDEMPTION     TOTAL
FUND                                  10/31/2005   10/31/2005     10/31/2005    10/31/2005
SPECIALIZED FINANCIAL SERVICES FUND       $ 0          $ 0           $ 0            $ 0

SPECIALIZED HEALTH SCIENCES FUND            0            0             0              0

                                      ORDINARY     LONG-TERM    DIVIDEND PAID
                                       INCOME     CAPITAL GAIN  ON REDEMPTION      TOTAL
FUND                                  9/30/2005    9/30/2005      9/30/2005      9/30/2005
SPECIALIZED FINANCIAL SERVICES FUND  $22,054,086  $17,729,284        $ 0        $39,783,370

SPECIALIZED HEALTH SCIENCES FUND             236       67,405          0             67,641

      As of October 31, 2005, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable to deferred loss on wash sale, straddle adjustments, and capital loss carryover adjustments.

                                     UNDISTRIBUTED  UNDISTRIBUTED    UNREALIZED
                                       ORDINARY       LONG-TERM     APPRECIATION     CAPITAL LOSS
FUND                                    INCOME          GAIN       (DEPRECIATION)    CARRYFORWARD          TOTAL
SPECIALIZED FINANCIAL SERVICES FUND   $ 3,831,637    $12,195,367    $75,036,461    $   (2,389,203)  $      88,674,262

SPECIALIZED HEALTH SCIENCES FUND          736,048              0        808,435          (494,421)          1,050,062

SPECIALIZED TECHNOLOGY FUND                     0              0     22,829,491      (198,462,345)       (175,632,854)

7. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the Specialized Financial Services Fund, Specialized Health Sciences Fund, and Specialized Technology Fund, (collectively the "Funds"), three of the funds constituting the Wells Fargo Funds Trust, as of October 31, 2005, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Specialized Financial Services Fund for the year ended December 31, 2001, and prior, were audited by other auditors whose report dated February 1, 2002 expressed an unqualified opinion on those financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of the Wells Fargo Funds Trust as of October 31, 2005, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.


                                  /s/  KPMG LLP

Philadelphia, Pennsylvania
December 21, 2005

WELLS FARGO ADVANTAGE SPECIALTY FUNDS              OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987         Associate Professor of Finance, Wake              None
63                                                    Forest University, Calloway School
                                                      of Business and Accountancy.
-------------------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998         Chairman, CEO, and Co-Founder of                  None
63                        (Chairman, since 2001)      Crystal Geyser Water Company and
                                                      President of Crystal Geyser Roxane
                                                      Water Company.
-------------------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987         Retired. Prior thereto, President of              None
72                                                    Richard M. Leach Associates (a
                                                      financial consulting firm).
-------------------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996         Senior Counselor to the public                    None
53                                                    relations firm of Himle-Horner and
                                                      Senior Fellow at the Humphrey
                                                      Institute, Minneapolis, Minnesota
                                                      (a public policy organization).
-------------------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996         Principal of the law firm of Willeke              None
65                                                    & Daniels.
-------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE**

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987         Private Investor/Real Estate                      None
61                                                    Developer; Chairman of White Point
                                                      Capital, LLC.

OTHER INFORMATION (UNAUDITED)              WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

OFFICERS

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003       Executive Vice President of Wells                 None
46                                                    Fargo Bank, N.A. and President of
                                                      Wells Fargo Funds Management, LLC.
                                                      Senior Vice President and Chief
                                                      Administrative Officer of Wells
                                                      Fargo Funds Management, LLC from
                                                      2001 to 2003. Vice President of
                                                      Wells Fargo Bank, N.A. from 1997 to
                                                      2000.
-------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer, since 2003       Senior Vice President of Wells Fargo              None
36                                                    Bank, N.A. and Senior Vice President
                                                      of Operations for Wells Fargo Funds
                                                      Management, LLC. Prior there to,
                                                      Operations Manager at Scudder Weisel
                                                      Capital, LLC from 2000 to 2001 and
                                                      Director of Shareholder Services at
                                                      BISYS Fund Services from 1999 to
                                                      2000.
-------------------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000       Vice President and Managing Senior                None
45                                                    Counsel of Wells Fargo Bank, N.A.
                                                      and Senior Vice President and
                                                      Secretary of Wells Fargo Funds
                                                      Management, LLC. Vice President and
                                                      Senior Counsel of Wells Fargo Bank,
                                                      N.A. from 1996 to 2003.
-------------------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' website at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

** As of October 31, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                      LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG            -- Association of Bay Area Governments
ADR             -- American Depository Receipts
AMBAC           -- American Municipal Bond Assurance Corporation
AMT             -- Alternative Minimum Tax
ARM             -- Adjustable Rate Mortgages
BART            -- Bay Area Rapid Transit
CDA             -- Community Development Authority
CDSC            -- Contingent Deferred Sales Charge
CGIC            -- Capital Guaranty Insurance Company
CGY             -- Capital Guaranty Corporation
CMT             -- Constant Maturity Treasury
COFI            -- Cost of Funds Index
Connie Lee      -- Connie Lee Insurance Company
COP             -- Certificate of Participation
CP              -- Commercial Paper
CTF             -- Common Trust Fund
DW&P            -- Department of Water & Power
DWR             -- Department of Water Resources
EDFA            -- Education Finance Authority
FFCB            -- Federal Farm Credit Bank
FGIC            -- Financial Guaranty Insurance Corporation
FHA             -- Federal Housing Authority
FHLB            -- Federal Home Loan Bank
FHLMC           -- Federal Home Loan Mortgage Corporation
FNMA            -- Federal National Mortgage Association
FRN             -- Floating Rate Notes
FSA             -- Financial Security Assurance, Inc
GDR             -- Global Depository Receipt
GNMA            -- Government National Mortgage Association
GO              -- General Obligation
HFA             -- Housing Finance Authority
HFFA            -- Health Facilities Financing Authority
IDA             -- Industrial Development Authority
IDR             -- Industrial Development Revenue
LIBOR           -- London Interbank Offered Rate
LLC             -- Limited Liability Corporation
LOC             -- Letter of Credit
LP              -- Limited Partnership
MBIA            -- Municipal Bond Insurance Association
MFHR            -- Multi-Family Housing Revenue
MUD             -- Municipal Utility District
MTN             -- Medium Term Note
PCFA            -- Pollution Control Finance Authority
PCR             -- Pollution Control Revenue
PFA             -- Public Finance Authority
PLC             -- Private Placement
PSFG            -- Public School Fund Guaranty
RAW             -- Revenue Anticipation Warrants
RDA             -- Redevelopment Authority
RDFA            -- Redevelopment Finance Authority
R&D             -- Research & Development
SFHR            -- Single Family Housing Revenue
SFMR            -- Single Family Mortgage Revenue
SLMA            -- Student Loan Marketing Association
STEERS          -- Structured Enhanced Return Trust
TBA             -- To Be Announced
TRAN            -- Tax Revenue Anticipation Notes
USD             -- Unified School District
V/R             -- Variable Rate
WEBS            -- World Equity Benchmark Shares
XLCA            -- XL Capital Assurance

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds' Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

                -----------------------------------------------------
                NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
                -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2005 Wells Fargo Advantage Funds, LLC.  All rights reserved.

                          www.wellsfargo.com/advantagefunds    RT54057 12-05
                                                               ASFLD/AR113 10-05



ITEM 2.  CODE OF ETHICS
-----------------------

As of the end of the period, October 31, 2005, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
-----------------------------------------

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
-----------------------------------------------

(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended October 31, 2004 and October 30, 2005 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

      For the fiscal years ended October 31, 2004 and October 31, 2005, the Audit Fees were $966,020 and $1,944,800, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended October 31, 2004 and October 31, 2005 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended October 31, 2004 and October 31, 2005 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

      For the fiscal years ended October 31, 2004 and October 31, 2005, the Tax Fees were $76,500 and $84,325, respectively. The incurred Tax Fees are comprised of excise tax review services.

      For the fiscal years ended October 31, 2004 and October 31, 2005, the Tax Fees were $153,824 and $370,774, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended October 31, 2004 and October 31, 2005.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f)
Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended October 31, 2004 and October 31, 2005, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

      For the fiscal years ended October 31, 2004 and October 31, 2005, the Registrant incurred non-audit fees in the amount of $77,000 and $115,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

      For the fiscal years ended October 31, 2004 and October 31, 2005, the Registrant's investment adviser incurred non-audit fees in the amount of $25,000 and $148,500 respectively. The non-audit fees consist of procedure reviews for pending mergers associated with fund reorganizations.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEMS 5-6. [RESERVED]
---------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
    CLOSED-END MANAGEMENT INVESTMENT COMPANIES
--------------------------------------------------------------
Not applicable.

ITEM 8. [RESERVED]
==================

ITEM 9. CONTROLS AND PROCEDURES
-------------------------------

(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
-----------------

(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                   Wells Fargo Funds Trust

                                                   By:    /s/ Karla M. Rabusch

                                                          Karla M. Rabusch
                                                          President

Date: December 19, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                   Wells Fargo Funds Trust

                                                   By:    /s/ Stacie D. DeAngelo

                                                          Stacie D. DeAngelo
                                                          Treasurer

Date: December 19, 2005